UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA 90067-6022
(Address of principal executive offices)  (Zip code)

John T. Genoy
Senior Vice President
SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311
(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31
Date of reporting period: April 30, 2009

Item 1 — Schedule of Investments

SUNAMERICA SERIES TRUST
CASH MANAGEMENT PORTFOLIO
Portfolio of Investments — April 30, 2009
(unaudited)

Short-Term Investment Securities — 100.5%	Principal	Market Value
	Amount	(Note 1)

ASSET-BACKED COMMERCIAL PAPER — 52.0%
Barton Capital Corp. 0.48% due 07/06/09*	$4,000,000	$3,994,240
Barton Capital Corp. 0.65% due 06/01/09*	8,000,000	7,995,522
Barton Capital Corp. 0.70% due 05/18/09*	1,000,000	999,670
Barton Capital Corp. 0.71% due 05/04/09*	23,000,000	22,998,639
Bryant Park Funding LLC 0.35% due 05/21/09*	28,000,000	27,994,556
Cancara Asset Securitisation LLC 1.05% due 05/07/09*	15,000,000	14,997,375
Cancara Asset Securitisation LLC 1.05% due 05/18/09*	5,000,000	4,997,521
Fairway Finance Corp. 0.55% due 05/01/09*	5,000,000	5,000,000
Fairway Finance Corp. 0.60% due 05/11/09*	25,000,000	24,995,833
Fairway Finance Corp. 0.65% due 05/13/09*	3,000,000	2,999,350
Fairway Finance Corp. 0.65% due 06/02/09*	3,000,000	2,998,267
Falcon Asset Securitization Co. LLC 0.30% due 05/27/09*	15,000,000	14,996,750
Gemini Securitization Corp. LLC 0.40% due 05/04/09*	30,000,000	29,999,000
Gemini Securitization Corp. LLC 0.40% due 05/06/09*	7,000,000	6,999,611
Gotham Funding Corp. 0.52% due 07/20/09*	13,000,000	12,974,390
Gotham Funding Corp. 0.73% due 05/06/09*	2,000,000	1,999,797
Gotham Funding Corp. 0.77% due 06/10/09*	2,000,000	1,998,289
Gotham Funding Corp. 0.78% due 06/08/09*	16,000,000	15,986,827
Gotham Funding Corp. 0.80% due 05/26/09*	3,000,000	2,998,333
Liberty Street Funding LLC 0.45% due 07/13/09*	9,000,000	8,984,430
Liberty Street Funding LLC 0.63% due 06/18/09*	25,000,000	24,979,000
LMA Americas LLC 0.40% due 05/18/09*	10,000,000	9,998,111
Old Line Funding LLC 0.63% due 05/01/09*	5,000,000	5,000,000
Old Line Funding LLC 0.65% due 05/13/09*	10,000,000	9,997,833
Old Line Funding LLC 0.65% due 06/08/09*	2,000,000	1,998,628
Park Avenue Receivables Corp. 0.40% due 07/23/09*	13,000,000	12,988,430
Sheffield Receivables Corp. 0.40% due 06/10/09*	20,000,000	19,991,111
Sheffield Receivables Corp. 0.45% due 05/01/09*	5,000,000	5,000,000
Thames Asset Global Securitization Inc. 0.45% due 05/15/09*	15,000,000	14,997,375
Thunder Bay Funding LLC 0.35% due 05/07/09*	4,000,000	3,999,767
Thunder Bay Funding LLC 0.35% due 05/11/09*	7,000,000	6,999,320
Variable Funding Capital Co. LLC 0.44% due 07/01/09*	3,000,000	2,996,130
Variable Funding Capital Co. LLC 0.65% due 05/12/09*	5,000,000	4,999,007
Variable Funding Capital Co. LLC 0.65% due 05/13/09*	25,000,000	24,994,583
Variable Funding Capital Co. LLC 0.65% due 05/14/09*	5,000,000	4,998,826

TOTAL ASSET-BACKED COMMERCIAL PAPER (cost $370,867,920)		370,846,521

CERTIFICATES OF DEPOSIT — 5.3%
Chase Bank USA NA 0.55% due 05/19/09	30,000,000	30,000,000
US Bank NA 0.50% due 05/21/09	8,000,000	7,999,889

TOTAL CERTIFICATES OF DEPOSIT (cost $37,999,889)		37,999,889

COMMERCIAL PAPER — 12.8%
General Electric Co. 0.17% due 05/01/09	35,000,000	35,000,000
HSBC USA Inc. 0.28% due 05/27/09	10,000,000	9,997,978
HSBC USA Inc. 0.32% due 05/08/09	22,000,000	21,998,631
The Coca-Cola Co. 0.40% due 05/05/09*	7,000,000	6,999,689
The Coca-Cola Co. 0.43% due 05/06/09*	15,000,000	14,999,104
The Procter & Gamble Co. 0.28% due 05/01/09*	2,000,000	2,000,000

TOTAL COMMERCIAL PAPER (cost $90,995,402)		90,995,402

CORPORATE NOTES — 2.2%
Branch Banking & Trust Co. Senior Notes 1.32% due 06/05/09(1)	12,000,000	12,008,228
Cheyne Finance LLC 4.83% due 10/25/07*(1)(2)(3)(4)(5)(6)	2,169,914	40,360
Cheyne Finance LLC 4.83% due 01/25/08*(1)(2)(3)(4)(5)(6)	3,157,859	58,736
Issuer Entity LLC 0.60% due 10/29/09*(1)(2)(3)(7)	7,398,708	1,741,656
National City Bank Senior Notes 1.35% due 06/29/09(1)	2,000,000	2,002,052

TOTAL CORPORATE NOTES (cost $21,545,450)		15,851,032

U.S. GOVERNMENT AGENCIES — 25.5%
Federal Home Loan Bank Disc. Notes
0.10% due 05/01/09	39,558,000	39,558,000
0.25% due 08/04/09	4,000,000	4,024,480
0.39% due 05/18/09	12,000,000	11,997,790
0.43% due 06/29/09	25,000,000	24,982,382
0.46% due 06/18/09	15,175,000	15,165,693
0.51% due 01/12/10	3,000,000	2,991,240
0.57% due 07/20/09	4,000,000	3,998,560
Federal Home Loan Mtg. Corp. Disc. Notes
0.44% due 06/22/09	33,000,000	32,979,026
0.46% due 06/22/09	21,000,000	20,986,047
0.58% due 08/24/09	4,000,000	3,997,840
Federal National Mtg. Assoc. Disc. Notes
0.34% due 05/11/09	13,997,000	13,995,678
0.54% due 06/22/09	6,000,000	5,995,320
0.57% due 09/02/09	1,000,000	999,310

TOTAL U.S. GOVERNMENT AGENCIES (cost $181,674,803)		181,671,366

TAXABLE MUNICIPAL NOTES — 0.3%
Iowa Finance Authority Single Family Mtg. Revenue Bonds, 0.75% due 05/02/09 (cost $2,000,000)	2,000,000	2,000,000

U.S. GOVERNMENT TREASURIES — 2.4%
United States Treasury Bills
0.31% due 07/23/09	8,000,000	7,998,000
0.37% due 10/01/09	4,000,000	3,996,520
0.42% due 10/08/09	4,000,000	3,995,800
United States Treasury Notes 4.88% due 08/15/09	1,000,000	1,013,710

TOTAL U.S. GOVERNMENT TREASURIES (cost $16,999,239)		17,004,030

TOTAL SHORT-TERM INVESTMENT SECURITIES — 100.5% (cost $722,082,703)		716,368,240

TOTAL INVESTMENTS — (cost $722,082,703)(8)	100.5%	716,368,240
Liabilities in excess of other assets	(0.5)	(3,488,343)

NET ASSETS	100.0%	$712,879,897

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2009, the aggregate value of these securities was $396,686,066 representing 55.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of April 30, 2009.

(2)	Fair valued security; see Note 1

(3)	Illiquid security. At April 30, 2009, the aggregate value of these securities was $1,840,752 representing 0.3% of net assets.

(4)	Security in default

(5)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(6)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of April 30, 2009, represents the Notes’ residual value that may be distributed to the Portfolio.

(7)	The secured liquidity notes (“SLNs”) issued by the Ottimo Funding Ltd. (“Ottimo”) and previously held by the Portfolio have been restructured. Effective November 1, 2007, the Portfolio exchanged its SLNs for notes (the “New Notes”) issued by a new entity, Issuer Entity, LLC (“Issuer Entity”), in an amount equal to the aggregate outstanding principal amount of all the SLNs owned by the Portfolio, plus accrued and/or accreted interest through the date of issued of the New Notes. Issuer Entity then tendered SLNs as payment of the purchase price for the collateral which had been owned by Ottimo (and which had secured the SLNs), in an auction conducted pursuant to the Uniform Commercial Code and the terms of the transaction documents governing the SLNs). Issuer Entity acquired the collateral free and clear of any lien or interest on the part of the holders of Ottimo subordinated notes. As a result of this acquisition, the Portfolio now holds New Notes secured by collateral which had secured the SLNs. The New Notes were scheduled to mature on October 30, 2008 but were extended to October 30, 2009 by a vote of holders of two-thirds of the outstanding principal balance of the New Notes. The New Notes pay interest at a rate based on the weighted average coupon rate of the underlying collateral.

(8)	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

Industry Allocation*
U.S. Government Agencies	25.5%
Asset Backed Commercial Paper/Fully Supported	21.6
Asset Backed Commercial Paper/Auto	12.5
Asset Backed Commercial Paper/Diversified	11.2
Banks-Domestic	7.3
Diversified	5.2
Banks-Foreign-US Branches	4.5
Asset Backed Commercial Paper/Credit Card	3.9
Food & Beverage	3.1
Asset Backed Commercial Paper/Real Estate	2.8
Sovereigns/Supranational	2.4
Municipal	0.3
Asset Backed/Mortgages	0.2

100.5%

*	Calculated as a percentage of net assets

SUNAMERICA SERIES TRUST
CORPORATE BOND PORTFOLIO
Portfolio of Investments — April 30, 2009
(Unaudited)

Asset Backed Securities — 0.0%	Shares/ Principal Amount	Market Value (Note 1)

DIVERSIFIED FINANCIAL SERVICES — 0.0%
125 Home Loan Owner Trust Series 1998-1A, Class B1 9.26% due 02/15/29*(1)	$31,841	$20,697
SMFC Trust Series 1997-A, Class B1-4 5.52% due 01/28/27*(1)(2)(3)	5,148	2,574

TOTAL ASSET BACKED SECURITIES (cost $36,653)		23,271

Convertible Bonds & Notes — 0.2%

DISTRIBUTION/WHOLESALE — 0.2%
School Specialty, Inc. Senior Sub. Notes 3.75% due 08/01/23 (cost $1,287,555)	1,575,000	1,361,903

Corporate Bonds & Notes — 81.1%

ADVERTISING SALES — 0.3%
Lamar Media Corp. Company Guar. Notes Class B 6.63% due 08/15/15	725,000	648,875
Lamar Media Corp. Senior Notes 6.63% due 08/15/15	1,425,000	1,118,625
Lamar Media Corp. Company Guar. Notes 7.25% due 01/01/13	550,000	420,750

		2,188,250

ADVERTISING SERVICES — 1.0%
Jostens Holding Corp. Company Guar. Notes 7.63% due 10/01/12	1,000,000	970,000
Jostens Holding Corp. Senior Notes 10.25% due 12/01/13(4)	825,000	779,625
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	6,775,000	6,233,000
WDAC Subsidiary Corp. Senior Notes 8.38% due 12/01/14*	1,225,000	245,000

		8,227,625

AEROSPACE/DEFENSE — 0.7%
Boeing Co. Notes 5.13% due 02/15/13	1,000,000	1,039,325
Boeing Co. Debentures 8.75% due 09/15/31	900,000	1,083,538
Hawker Beechcraft Acquisition Co. LLC Company Guar. Notes 9.75% due 04/01/17	500,000	122,500
Lockheed Martin Corp. Senior Notes 4.12% due 03/14/13	970,000	984,575
Lockheed Martin Corp. Company Guar. Notes 7.65% due 05/01/16	2,000,000	2,268,854

		5,498,792

AEROSPACE/DEFENSE-EQUIPMENT — 0.3%
Alliant Techsystems, Inc. Company Guar. Notes 6.75% due 04/01/16	1,175,000	1,142,688
Sequa Corp. Senior Notes 11.75% due 12/01/15*	386,646	104,394
Sequa Corp Senior Notes 13.50% due 12/01/15*(5)	875,000	323,750
TransDigm, Inc. Company Guar. Notes 7.75% due 07/15/14	1,150,000	1,124,125

		2,694,957

AGRICULTURAL CHEMICALS — 0.2%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	700,000	658,000
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	525,000	527,625

		1,185,625

AGRICULTURAL OPERATIONS — 0.0%
Eurofresh, Inc. Senior Notes 11.50% due 01/15/13*†(6)(7)	350,000	31,500

AIRLINES — 0.3%
Southwest Airlines Co. Notes 6.50% due 03/01/12	1,320,000	1,269,249
Southwest Airlines Co. Debentures 7.38% due 03/01/27	1,215,000	907,990

		2,177,239

APPLIANCES — 0.4%
ALH Finance System Senior Sub. Notes 8.50% due 01/15/13	1,075,000	932,563
Whirlpool Corp. Senior Notes 5.50% due 03/01/13	2,730,000	2,282,359

		3,214,922

APPLICATIONS SOFTWARE — 0.3%
Serena Software, Inc. Company Guar. Notes 10.38% due 03/15/16	1,400,000	843,500
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	1,525,000	1,357,250

		2,200,750

AUTO-CARS/LIGHT TRUCKS — 0.9%
Daimler Finance North America LLC Notes 4.88% due 06/15/10	5,000,000	4,962,665
Daimler Finance North America LLC Company Guar. Notes 6.50% due 11/15/13	1,620,000	1,574,365
General Motors Corp. Notes 7.20% due 01/15/11(14)(15)	1,000,000	110,000
General Motors Corp. Debentures 7.40% due 09/01/25(14)(15)	2,800,000	259,000
General Motors Corp. Senior Bonds 8.38% due 07/15/33(14)(15)	1,050,000	89,250
General Motors Corp. Notes 9.45% due 11/01/11(14)(15)	250,000	20,000

		7,015,280

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.2%
Tenneco Automotive, Inc. Company Guar. Notes 8.63% due 11/15/14	750,000	225,000
United Components, Inc. Senior Sub. Notes 9.38% due 06/15/13	1,750,000	962,500

		1,187,500

BANKS-COMMERCIAL — 2.1%
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	1,236,000	193,297
Hudson United Bank Sub. Notes 7.00% due 05/15/12	1,000,000	1,046,556
M&T Bank Corp. Senior Notes 5.38% due 05/24/12	2,020,000	1,847,082
Manufacturers & Traders Trust Co. Sub. Notes 5.63% due 12/01/21(8)	2,235,000	1,405,860
Marshall & Ilsley Bank Notes 4.40% due 03/15/10	2,500,000	2,428,020
Marshall & Ilsley Corp. Notes 5.35% due 04/01/11	2,500,000	2,011,705
State Street Bank & Trust Co. Sub. Notes 5.30% due 01/15/16	770,000	690,843
US Bank NA. Sub. Notes 4.95% due 10/30/14	3,690,000	3,666,347
Wachovia Bank NA Sub. Notes 4.80% due 11/01/14	2,000,000	1,659,974
Wachovia Bank NA Sub. Notes 4.88% due 02/01/15	1,350,000	1,136,235
Zions Bancorp. Sub. Notes 5.50% due 11/16/15	1,490,000	777,509

		16,863,428

BANKS-FIDUCIARY — 0.5%
Northern Trust Corp. Senior Notes 4.63% due 05/01/14	610,000	617,149
Northern Trust Corp. Senior Notes 5.30% due 08/29/11	960,000	996,090
Wilmington Trust Corp. Notes 8.50% due 04/02/18	2,850,000	2,751,760

		4,364,999

BANKS-SUPER REGIONAL — 0.4%
Banc One Corp. Sub. Debentures 8.00% due 04/29/27	460,000	441,839
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	1,360,000	1,166,287
Wachovia Corp. Notes 5.75% due 02/01/18	520,000	475,816
Wells Fargo Bank NA Sub. Notes 6.45% due 02/01/11	1,110,000	1,131,685

		3,215,627

BEVERAGES-NON-ALCOHOLIC — 1.2%
Bottling Group LLC Senior Notes 5.50% due 04/01/16	3,710,000	3,930,545
Coca-Cola Enterprises, Inc. Senior Notes 4.25% due 03/01/15	1,140,000	1,133,227
PepsiCo, Inc. Senior Notes 4.65% due 02/15/13	2,675,000	2,846,895
The Coca-Cola Co. Senior Notes 4.88% due 03/15/19	1,630,000	1,662,501

		9,573,168

BEVERAGES-WINE/SPIRITS — 0.2%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	550,000	530,750
Constellation Brands, Inc. Company Guar. Notes 8.38% due 12/15/14	1,375,000	1,388,750

		1,919,500

BROADCAST SERVICES/PROGRAM — 0.1%
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	395,000	140,225
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14*(5)	1,194,265	334,394

		474,619

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.4%
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	1,425,000	1,360,875
Louisiana Pacific Corp. Senior Notes 8.88% due 08/15/10	1,210,000	1,125,434
Nortek, Inc. Senior Sub. Notes 8.50% due 09/01/14	375,000	82,500
Nortek, Inc. Senior Notes 10.00% due 12/01/13	450,000	288,000
Panolam Industries International, Inc. Company Guar. Notes 10.75% due 10/01/13†(6)	325,000	16,250
Ply Gem Industries, Inc. Senior Notes 11.75% due 06/15/13	700,000	406,000

		3,279,059

BUILDING & CONSTRUCTION-MISC. — 0.2%
Esco Corp. Senior Notes 8.63% due 12/15/13*	1,475,000	1,194,750

BUILDING PRODUCTS-WOOD — 0.3%
Masco Corp. Senior Bonds 4.80% due 06/15/15	3,000,000	2,190,888

CABLE/SATELLITE TV — 3.4%
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(6)(7)	725,000	659,750
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(6)(7)	925,000	802,438
Comcast Cable Communications LLC Senior Notes 7.13% due 06/15/13	7,750,000	8,239,025
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	500,000	491,336
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	5,335,000	4,977,518
COX Communications, Inc. Notes 7.13% due 10/01/12	1,950,000	1,971,128
DirecTV Holdings LLC Senior Notes 8.38% due 03/15/13	1,949,000	1,978,235
DISH DBS Corp. Company Guar. Notes 6.63% due 10/01/14	1,900,000	1,767,000
Rainbow National Services LLC Senior Sub. Debentures 10.38% due 09/01/14*	1,353,000	1,407,120
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	2,450,000	2,355,775
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 04/01/19	2,340,000	2,586,074

		27,235,399

CASINO HOTELS — 0.7%
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	1,950,000	1,106,625
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/16	725,000	406,000
MGM Mirage, Inc. Company Guar. Notes 8.38% due 02/01/11	1,800,000	738,000
MGM Mirage, Inc. Senior Notes 13.00% due 11/15/13*	550,000	511,500
San Pasqual Casino Development Group Notes 8.00% due 09/15/13*	1,125,000	900,000
Seminole Hard Rock Entertainment, Inc. Sec. Notes 3.82% due 03/15/14*(8)	1,400,000	924,000
Wynn Las Vegas LLC 1st Mtg. Bonds 6.63% due 12/01/14	1,700,000	1,436,500

		6,022,625

CASINO SERVICES — 0.2%
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. Mtg. Backed Notes 10.25% due 06/15/15*(14)(15)	925,000	32,375
Herbst Gaming, Inc. Company Guar. Notes 7.00% due 11/15/14†(6)(7)(9)(10)	625,000	125
Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	1,625,000	910,000

Indianapolis Downs LLC & Capital Corp. Senior Sub. Notes 15.50% due 11/01/13*(13)	93,859	33,789
Tunica-Biloxi Gaming Authority Senior Notes 9.00% due 11/15/15*	1,150,000	989,000

		1,965,289

CELLULAR TELECOM — 1.4%
AT&T Mobility LLC Senior Notes 6.50% due 12/15/11	1,000,000	1,065,822
Centennial Communications Corp. Senior Notes 6.96% due 01/01/13(8)	950,000	952,375
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	796,000	843,760
Centennial Communications Corp./Cellular Operating Co., LLC Senior Notes 8.13% due 02/01/14	300,000	311,250
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	2,250,000	2,252,812
New Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	4,750,000	5,437,083
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	1,125,000	802,969

		11,666,071

CHEMICALS-DIVERSIFIED — 0.8%
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	3,630,000	3,764,898
E.I. Du Pont de Nemours & Co. Senior Notes 6.00% due 07/15/18	1,000,000	1,026,898
Rohm & Haas Co. Notes 6.00% due 09/15/17	1,400,000	1,206,911
Union Carbide Chemical & Plastics Co., Inc. Debentures 7.88% due 04/01/23	225,000	142,875
Union Carbide Corp. Debentures 7.50% due 06/01/25	75,000	48,375

		6,189,957

CHEMICALS-PLASTICS — 0.1%
Hexion US Finance Corp. Senior Sec. Notes 9.75% due 11/15/14	1,125,000	433,125

CHEMICALS-SPECIALITY — 0.9%
Albemarle Corp. Senior Notes 5.10% due 02/01/15	3,440,000	2,854,440
Chemtura Corp. Company Guar. Notes 6.88% due 06/01/16†(6)(7)(9)(10)	1,375,000	701,250
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	3,450,000	3,467,250

		7,022,940

COATINGS/PAINT — 0.3%
RPM International, Inc. Senior Note 6.50% due 10/15/09	2,350,000	2,047,177

COMMERCIAL SERVICES — 0.3%
Ceridian Corp. Senior Notes 11.25% due 11/15/15	1,400,000	1,022,000
US Investigations Services, Inc. Company Guar. Notes 10.25% due 11/01/15*	1,050,000	808,500
US Investigations Services, Inc. Company Guar. Notes 11.75% due 05/01/16*	475,000	325,375

		2,155,875

COMMERCIAL SERVICES-FINANCE — 0.3%
Global Cash Finance Corp. Senior Sub. Notes 8.75% due 03/15/12	1,150,000	1,012,000
iPayment, Inc. Company Guar. Notes 9.75% due 05/15/14	975,000	565,500
Lender Processing Services, Inc. Company Guar. Notes 8.13% due 07/01/16	1,125,000	1,113,750

		2,691,250

COMPUTER SERVICES — 0.7%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,825,000	1,314,000
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	450,000	429,750
Sungard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	2,150,000	1,870,500
Sungard Data Systems, Inc. Senior Notes 10.63% due 02/28/14*	2,000,000	1,885,000
Unisys Corp. Senior Notes 12.50% due 01/15/16	1,025,000	530,437

		6,029,687

COMPUTERS — 0.5%
Dell, Inc. Debentures 7.10% due 04/15/28	1,000,000	903,903
Hewlett-Packard Co. Senior Notes 6.13% due 03/01/14	1,780,000	1,957,381
International Business Machines Corp. Senior Notes 5.70% due 09/14/17	1,000,000	1,059,888

		3,921,172

COMPUTERS-INTEGRATED SYSTEMS — 0.1%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	1,050,000	685,125

CONSUMER PRODUCTS-MISC. — 0.7%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	1,400,000	1,106,000
Central Garden and Pet Co. Company Guar. Notes 9.13% due 02/01/13	900,000	778,500
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	2,350,000	2,079,750
Yankee Acquisition Corp. Company Guar. Notes 8.50% due 02/15/15	475,000	334,875
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/17	1,750,000	1,128,750

		5,427,875

CONTAINERS-METAL/GLASS — 0.5%
Ball Corp. Company Guar. Notes 6.63% due 03/15/18	1,325,000	1,278,625
Crown Americas LLC Senior Notes 7.75% due 11/15/15	1,650,000	1,674,750
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	1,325,000	1,344,875
Russell-Stanley Holdings, Inc. Senior Sub. Notes 9.00% due 11/30/08*†(1)(9)(10)	13,694	635

		4,298,885

CONTAINERS-PAPER/PLASTIC — 0.6%
Berry Plastics Holding Corp. Sec. Notes 8.88% due 09/15/14	1,275,000	918,000
Graphic Packaging International, Inc. Senior Sub. Notes 9.50% due 08/15/13	2,650,000	2,391,625
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	1,375,000	1,399,062

		4,708,687

DATA PROCESSING/MANAGEMENT — 0.4%
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	1,650,000	1,140,563
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/17	2,270,000	2,161,394

		3,301,957

DIRECT MARKETING — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	200,000	113,000
Affinity Group, Inc. Senior Notes 10.88% due 02/15/12(5)	386,559	175,884

		288,884

DISTRIBUTION/WHOLESALE — 0.6%
Baker & Taylor, Inc. Company Guar. Notes 11.50% due 07/01/13*	900,000	207,000
Kar Holdings, Inc. Senior Notes 10.00% due 05/01/15	2,125,000	1,232,500
Nebraska Book Co., Inc. Senior Sub. Notes 8.63% due 03/15/12	2,625,000	1,837,500
SGS International, Inc. Company Guar. Notes 12.00% due 12/15/13	2,250,000	1,195,313

		4,472,313

DIVERSIFIED BANKING INSTITUTIONS — 4.9%
Bank of America Corp. Senior Notes 5.38% due 06/15/14	6,000,000	5,255,880
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	4,440,000	3,779,759
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	3,435,000	2,988,450
GMAC LLC Company Guar. Notes 7.00% due 02/01/12*	1,820,000	1,492,400
GMAC LLC Company Guar. Notes 8.00% due 11/01/31*	1,412,000	988,400
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	8,000,000	7,408,840
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	6,330,000	6,154,235

Morgan Stanley Notes 5.30% due 03/01/13	2,000,000	1,946,362
Morgan Stanley Senior Notes 5.95% due 12/28/17	1,130,000	1,023,693
Morgan Stanley Senior Notes 6.00% due 04/28/15	1,980,000	1,870,336
Morgan Stanley Senior Notes 6.63% due 04/01/18	3,090,000	2,940,626
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	1,190,000	1,185,421
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	2,940,000	2,773,093

		39,807,495

DIVERSIFIED FINANCIAL SERVICES — 1.2%
Capmark Financial Group, Inc. Senior Notes 6.30% due 05/10/17	1,920,000	459,673
General Electric Capital Corp. Notes 4.25% due 06/15/12	1,500,000	1,453,089
General Electric Capital Corp. Notes 5.63% due 05/01/18	7,080,000	6,176,847
ZFS Finance USA Trust I Bonds 6.15% due 12/15/65*(8)	3,650,000	1,934,500

		10,024,109

DIVERSIFIED MANUFACTURING OPERATIONS — 1.0%
Dover Corp. Senior Notes 5.45% due 03/15/18	2,400,000	2,430,103
Harsco Corp. Senior Notes 5.75% due 05/15/18	1,650,000	1,564,286
Ingersoll Rand Global Holding Co. Company Guar. Notes 6.88% due 08/15/18	1,670,000	1,510,819
KI Holdings, Inc. Senior Notes 9.88% due 11/15/14(4)	375,000	318,750
Koppers Industries Company Guar. Notes 9.88% due 10/15/13	769,000	738,240
SPX Corp. Senior Notes 7.63% due 12/15/14	1,325,000	1,308,437

		7,870,635

DIVERSIFIED OPERATIONS — 0.1%
American Achievement Group Holding Senior Notes 16.75% due 10/01/12(5)	148,747	28,262
Kansas City Southern Railway Co. Senior Notes 8.00% due 06/01/15	825,000	713,625
Kansas City Southern Railway Co. Company Guar. Notes 13.00% due 12/15/13	400,000	424,000
Nebco Evans Holding, Co. Senior Notes 12.38% due 07/15/07†(1)(9)(10)	125,000	0

		1,165,887

DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES — 0.4%
ARAMARK Corp. Company Guar. Notes 4.67% due 02/01/15(8)	300,000	240,000
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	3,175,000	3,032,125

		3,272,125

ELECTRIC PRODUCTS-MISC. — 0.1%
Emerson Electric Co. Notes 4.88% due 10/15/19	980,000	962,286

ELECTRIC-DISTRIBUTION — 0.3%
Ameren Union Electric Co. Senior Notes 6.00% due 04/01/18	2,360,000	2,216,654

ELECTRIC-GENERATION — 0.6%
Edison Mission Energy Senior Notes 7.00% due 05/15/17	1,300,000	981,500
Edison Mission Energy Senior Notes 7.75% due 06/15/16	1,550,000	1,228,375
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/17*	2,462,032	2,451,963

		4,661,838

ELECTRIC-INTEGRATED — 5.3%
Alabama Power Co. Senior Notes 5.50% due 10/15/17	1,000,000	1,025,480
Alabama Power Co. Debentures 5.70% due 02/15/33	1,000,000	937,894
Appalachian Power Co. Senior Notes 7.95% due 01/15/20	2,420,000	2,548,940
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/36	1,145,000	874,693

CMS Energy Corp. Senior Notes 6.88% due 12/15/15	125,000	112,398
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	5,110,000	4,863,504
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	820,000	808,157
Consolidated Edison Co. of New York Notes 5.50% due 09/15/16	960,000	967,205
Consolidated Edison Co. of New York, Inc. Senior Notes 6.65% due 04/01/19	1,525,000	1,642,492
Dominion Resources, Inc Senior Notes 5.95% due 06/15/35	1,500,000	1,319,970
Duke Energy Indiana, Inc. 1st Mtg. Bonds 6.35% due 08/15/38	460,000	478,601
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17	125,000	85,312
Exelon Generation Co. LLC Notes 5.35% due 01/15/14	1,000,000	948,551
FPL Energy National Wind Portfolio LLC Sec. Notes 6.13% due 03/25/19*	89,324	78,148
FPL Group Capital, Inc. Company Guar. Notes 5.35% due 06/15/13	1,000,000	1,035,665
FPL Group Capital, Inc. Company Guar. Notes 7.88% due 12/15/15	280,000	318,511
Midamerican Energy Co. Notes 4.65% due 10/01/14	800,000	817,568
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/37	4,750,000	4,012,876
Northern States Power/MN 1st Mtg. Bonds 5.25% due 03/01/18	1,435,000	1,457,778
Pacific Gas & Electric Co. Senior Notes 4.80% due 03/01/14	1,000,000	1,028,484
Pacific Gas & Electric Co. Notes 6.05% due 03/01/34	1,660,000	1,665,778
PPL Energy Supply LLC Senior Notes 6.00% due 12/15/36	1,540,000	1,059,928
Progress Energy, Inc. Senior Notes 7.05% due 03/15/19	1,640,000	1,738,548
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	1,000,000	1,059,346
PSI Energy, Inc. Senior Notes 6.05% due 06/15/16	2,335,000	2,378,788
Sierra Pacific Resources Senior Notes 6.75% due 08/15/17	725,000	651,579
Texas Competitive Electric Holdings Co., LLC Series A Company Guar. Notes 10.25% due 11/01/15	3,900,000	2,213,250
Texas Competitive Electric Holdings Co., LLC Series B Company Guar. Notes 10.25% due 11/01/15	400,000	227,000
Virginia Electric and Power Co. Senior Notes 5.10% due 11/30/12	3,370,000	3,470,493
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/36	860,000	654,537
Westar Energy, Inc. 1st Mtg. Bonds 6.00% due 07/01/14	2,000,000	2,004,986

		42,486,460

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.1%
Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	750,000	255,000
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(13)	1,475,000	250,750

		505,750

ELECTRONIC CONNECTORS — 0.3%
Thomas & Betts Corp. Notes 7.25% due 06/01/13	2,425,000	2,463,931

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.2%
Sensus Metering Systems, Inc. Senior Sub. Notes 8.63% due 12/15/13	1,575,000	1,338,750

ELECTRONICS-MILITARY — 0.4%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	300,000	274,500
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	725,000	696,000

L-3 Communications Corp. Company Guar. Notes 6.13% due 01/15/14	1,875,000	1,781,250
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	875,000	829,063

		3,580,813

ENGINES-INTERNAL COMBUSTION — 0.1%
Briggs & Stratton Corp. Company Guar. Notes 8.88% due 03/15/11	960,000	962,400

ENTERPRISE SOFTWARE/SERVICE — 0.6%
BMC Software, Inc. Senior Notes 7.25% due 06/01/18	1,175,000	1,034,646
Oracle Corp. Notes 6.50% due 04/15/38	3,920,000	3,997,240

		5,031,886

FINANCE-AUTO LOANS — 1.3%
American Honda Finance Corp. Notes 4.63% due 04/02/13*	2,860,000	2,556,211
Ford Motor Credit Co. LLC Senior Notes 7.25% due 10/25/11	2,375,000	1,947,628
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	1,025,000	781,897
Ford Motor Credit Co. LLC Senior Notes 9.88% due 08/10/11	3,925,000	3,434,559
Nissan Motor Acceptance Corp. Senior Notes 5.63% due 03/14/11*	2,210,000	2,013,699

		10,733,994

FINANCE-COMMERCIAL — 0.3%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	2,300,000	1,691,075
Textron Financial Corp. Junior Sub. Bonds 6.00% due 02/15/67*(8)	2,400,000	648,000

		2,339,075

FINANCE-CONSUMER LOANS — 0.6%
HSBC Finance Capital Trust IX Company Guar. Bonds 5.91% due 11/30/35(8)	3,700,000	1,681,391
HSBC Finance Corp. Notes 4.75% due 04/15/10	860,000	857,859
HSBC Finance Corp. Notes 5.00% due 06/30/15	3,070,000	2,625,639

		5,164,889

FINANCE-CREDIT CARD — 0.8%
American Express Co. Senior Notes 4.88% due 07/15/13	1,600,000	1,487,344
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	4,220,000	4,157,413
MBNA Corp. Senior Notes 7.50% due 03/15/12	1,000,000	962,185

		6,606,942

FINANCE-INVESTMENT BANKER/BROKER — 1.0%
Credit Suisse USA, Inc. Senior Notes 5.50% due 08/16/11	2,760,000	2,790,310
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	1,500,000	1,062,293
Lehman Brothers Holdings, Inc. Bonds 7.88% due 08/15/10†(6)(7)	4,250,000	605,625
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	3,810,000	3,890,841
The Goldman Sachs Group, Inc. Notes 6.60% due 01/15/12	50,000	52,397

		8,401,466

FINANCE-OTHER SERVICES — 1.2%
American Real Estate Partners Company Guar. Notes 7.13% due 02/15/13	925,000	777,000
National Rural Utilities Cooperative Finance Corp. Senior Notes 5.50% due 07/01/13	2,120,000	2,171,874
National Rural Utilities Cooperative Finance Corp Notes 5.45% due 02/01/18	2,620,000	2,518,708
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Notes 9.25% due 04/01/15	1,425,000	1,207,688
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Notes 10.63% due 04/01/17	1,175,000	881,250
TIAA Global Markets, Inc. Notes 4.95% due 07/15/13*	2,470,000	2,476,831

		10,033,351

FINANCIAL GUARANTEE INSURANCE — 0.0%
MBIA, Inc. Debentures 6.63% due 10/01/28	250,000	103,317

FISHERIES — 0.1%
ASG Consolidated LLC/ASG Finance, Inc. Senior Notes 11.50% due 11/01/11(4)	1,350,000	1,154,250

FOOD-DAIRY PRODUCTS — 0.2%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	1,875,000	1,828,125

FOOD-MEAT PRODUCTS — 0.2%
Smithfield Foods, Inc. Senior Notes 7.75% due 05/15/13	1,175,000	828,375
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	950,000	612,750
Tyson Foods, Inc. Senior Notes 10.50% due 03/01/14*	475,000	496,375

		1,937,500

FOOD-MISC. — 1.3%
B&G Foods Holding Corp. Senior Notes 8.00% due 10/01/11	675,000	651,375
Del Monte Corp. Company Guar. Notes 6.75% due 02/15/15	600,000	576,000
General Mills, Inc. Notes 5.70% due 02/15/17	2,370,000	2,433,075
Kellogg Co. Senior Notes 4.25% due 03/06/13	1,540,000	1,556,093
Kellogg Co. Senior Notes 5.13% due 12/03/12	1,120,000	1,175,178
Kraft Foods, Inc. Notes 5.25% due 10/01/13	2,500,000	2,566,030
Michael Foods, Inc. Senior Sub. Notes 8.00% due 11/15/13	1,700,000	1,606,500

		10,564,251

FOOD-RETAIL — 0.2%
Ingles Markets, Inc. Senior Notes 8.88% due 05/15/17*	300,000	289,644
Jitney-Jungle Stores of America, Inc. Company Guar. Notes 10.38% due 09/15/07†(1)(9)(10)	125,000	0
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	350,000	339,500
The Kroger Co. Senior Notes 6.90% due 04/15/38	1,290,000	1,322,718

		1,951,862

FORESTRY — 0.2%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	2,175,000	1,654,307

GAMBLING (NON-HOTEL) — 0.3%
Great Canadian Gaming Corp. Company Guar. Notes 7.25% due 02/15/15*	1,450,000	1,247,000
Jacobs Entertainment, Inc. Company Guar. Bonds 9.75% due 06/15/14	1,425,000	1,029,563
Shingle Springs Tribal Gaming Authority Senior Notes 9.38% due 06/15/15*	900,000	468,000

		2,744,563

GAS-DISTRIBUTION — 0.2%
Atmos Energy Corp. Senior Notes 5.13% due 01/15/13	1,510,000	1,455,021
Atmos Energy Corp. Senior Notes 8.50% due 03/15/19	230,000	243,754

		1,698,775

GOLD MINING — 0.3%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	2,960,000	2,142,445

GOLF — 0.0%
True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11†(6)(9)(10)	450,000	4,500

HEALTH CARE COST CONTAINMENT — 0.1%
Viant Holdings, Inc. Company Guar. Notes 9.88% due 07/15/17*	1,780,000	1,103,600

HOME FURNISHINGS — 0.2%
Norcraft Holdings LP/Norcraft Capital Corp. Senior Notes 9.75% due 09/01/12(4)	225,000	182,250
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	1,550,000	1,030,750

		1,213,000

HOTEL/MOTELS — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	1,470,000	969,330

INDEPENDENT POWER PRODUCERS — 0.4%
NRG Energy, Inc. Company Guar. Notes 7.25% due 02/01/14	2,150,000	2,074,750
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,425,000	1,371,563

		3,446,313

INDUSTRIAL AUDIO & VIDEO PRODUCTS — 0.0%
Da-Lite Screen Co., Inc. Senior Notes 9.50% due 05/15/11	250,000	225,000

INDUSTRIAL GASES — 0.3%
Airgas, Inc. Senior Notes 7.13% due 10/01/18*	250,000	243,125
Praxair, Inc. Senior Notes 4.63% due 03/30/15	2,485,000	2,503,764

		2,746,889

INSTRUMENTS-SCIENTIFIC — 0.3%
Thermo Electron Corp. Senior Notes 5.00% due 06/01/15	2,584,000	2,419,753

INSURANCE-LIFE/HEALTH — 0.7%
Pacific Life Corp. Bonds 6.60% due 09/15/33*	2,700,000	2,054,600
Pacific Life Global Funding Notes 5.15% due 04/15/13*	2,350,000	2,228,202
Prudential Financial, Inc. Notes 6.63% due 12/01/37	2,130,000	1,309,053

		5,591,855

INSURANCE-MULTI-LINE — 0.5%
Allstate Corp. 5.00% due 08/15/14	2,000,000	1,885,712
CNA Financial Corp. Senior Notes 6.00% due 08/15/11	1,050,000	936,189
CNA Financial Corp. Notes 6.50% due 08/15/16	280,000	210,754
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/16	830,000	714,500
USF&G Capital II Company Guar. Notes 8.31% due 07/01/46*	250,000	197,106

		3,944,261

INSURANCE-MUTUAL — 0.5%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	3,600,000	2,751,034
Union Central Life Insurance Notes 8.20% due 11/01/26*	1,250,000	905,560

		3,656,594

INSURANCE-PROPERTY/CASUALTY — 0.8%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	2,050,000	1,929,142
ACE INA Holdings, Inc. Company Guar. Notes 5.70% due 02/15/17	3,010,000	2,809,618
Chubb Corp. Senior Notes 5.75% due 05/15/18	630,000	609,978
Travelers Cos., Inc. Senior Notes 5.50% due 12/01/15	775,000	743,498
Travelers Cos., Inc. Jr. Sub. Debentures 6.25% due 03/15/37(8)	725,000	446,330

		6,538,566

INSURANCE-REINSURANCE — 0.8%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.85% due 01/15/15	5,925,000	6,113,391

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.6%
Blackrock, Inc. Senior Notes 6.25% due 09/15/17	7,190,000	6,727,043
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	1,550,000	1,349,929
FMR Corp. Bonds 7.57% due 06/15/29*	2,200,000	1,851,183
Janus Capital Group, Inc. Notes 6.25% due 06/15/12	750,000	533,092
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	1,100,000	713,348
Nuveen Investments, Inc. Senior Notes 5.00% due 09/15/10	430,000	349,375
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/15	430,000	144,050
Nuveen Investments, Inc. Senior Notes 10.50% due 11/15/15*	2,500,000	1,262,500

		12,930,520

MACHINERY-ELECTRICAL — 0.1%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17	950,000	840,750

MACHINERY-GENERAL INDUSTRIAL — 0.3%
Roper Industries, Inc. Senior Notes 6.63% due 08/15/13	2,660,000	2,672,882

MEDICAL INSTRUMENTS — 0.1%
Accellent, Inc. Company Guar. Notes 10.50% due 12/01/13	975,000	736,125

MEDICAL PRODUCTS — 1.2%
Baxter International, Inc. Senior Notes 6.25% due 12/01/37	1,130,000	1,160,486
Covidien International Finance SA Senior Notes 6.55% due 10/15/37	1,400,000	1,381,796
LVB Acquisition Holding LLC Company Guar. Notes 11.63% due 10/15/17	3,500,000	3,395,000
Universal Hospital Services, Inc. Senior Sec. Notes 5.94% due 06/01/15(8)	300,000	230,250
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(13)	1,600,000	1,488,000
VWR Funding, Inc. Company Guaranteed Notes 10.25% due 07/15/15(13)	2,475,000	1,800,563

		9,456,095

MEDICAL-BIOMEDICAL/GENE — 0.8%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 6.13% due 12/15/14	600,000	543,000
Genentech, Inc. Senior Notes 4.75% due 07/15/15	5,500,000	5,531,102

		6,074,102

MEDICAL-DRUGS — 0.5%
Abbott Laboratories Notes 5.15% due 11/30/12	2,950,000	3,190,667
Eli Lilly & Co. Senior Notes 4.20% due 03/06/14	950,000	986,236

		4,176,903

MEDICAL-HMO — 0.9%
Aetna, Inc. Senior Notes 5.75% due 06/15/11	810,000	833,546
CIGNA Corp. Senior Notes 6.35% due 03/15/18	1,635,000	1,402,385
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/18	3,300,000	3,092,021
WellPoint, Inc. Bonds 6.80% due 08/01/12	1,800,000	1,852,722

		7,180,674

MEDICAL-HOSPITALS — 1.5%
AMR HoldCo., Inc./EmCare HoldCo., Inc. Senior Sub. Notes 10.00% due 02/15/15	1,300,000	1,319,500
HCA, Inc. Senior Notes 7.50% due 11/06/33	625,000	343,750
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	1,550,000	1,534,500
HCA, Inc. Senior Sec. Notes 9.63% due 11/15/16(13)	6,025,000	5,588,187
United Surgical Partners Company Guar. Notes 9.25% due 05/01/17(13)	2,325,000	1,732,125
Vanguard Health Holding Co. II LLC Senior Sub. Notes 9.00% due 10/01/14	1,700,000	1,619,250

		12,137,312

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.2%
CRC Health Corp. Company Guar. Notes 10.75% due 02/01/16	750,000	510,000
National Mentor Holdings, Inc. Company Guar. Notes 11.25% due 07/01/14	1,325,000	1,166,000

		1,676,000

METAL PROCESSORS & FABRICATION — 0.0%
Hawk Corp. Senior Notes 8.75% due 11/01/14	275,000	275,688

METAL-ALUMINUM — 0.1%
Alcoa, Inc. Notes 5.55% due 02/01/17	1,470,000	1,168,879

METAL-COPPER — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	1,075,000	1,053,500

MISCELLANEOUS MANUFACTURING — 0.1%
Reddy Ice Holdings, Inc. Senior Notes 10.50% due 11/01/12(4)	1,350,000	675,000

MULTIMEDIA — 0.9%
News America Holdings, Inc. Company Guar. Bonds 8.00% due 10/17/16	650,000	662,215
News America Holdings, Inc. Company Guar. Notes 9.25% due 02/01/13	1,000,000	1,069,458
News America, Inc. Company Guar. Bonds 6.65% due 11/15/37	400,000	317,498
News America, Inc. Company Guar. Bonds 7.63% due 11/30/28	1,000,000	823,181
Time Warner, Inc. Company Guar. Notes 5.50% due 11/15/11	2,600,000	2,669,240
Time Warner, Inc. Company Guar. Notes 6.75% due 04/15/11	1,600,000	1,670,048

		7,211,640

NETWORKING PRODUCTS — 0.3%
Cisco Systems, Inc. Senior Notes 5.50% due 02/22/16	2,230,000	2,359,748

NON-HAZARDOUS WASTE DISPOSAL — 0.6%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	1,350,000	1,323,000
Allied Waste North America, Inc. Company Guar. Notes 7.25% due 03/15/15	1,025,000	1,004,500
Browning-Ferris Industries, Inc. Debentures 9.25% due 05/01/21	375,000	370,627
Republic Services, Inc. Senior Notes 6.75% due 08/15/11	900,000	888,036
Waste Management, Inc. Company Guar. Notes 7.38% due 03/11/19	1,150,000	1,166,209

		4,752,372

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.4%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	3,980,000	3,600,897
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 01/15/16	3,700,000	3,288,375
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	350,000	353,500
Denbury Resources, Inc. Company Guar. Notes 9.75% due 03/01/16	525,000	532,875
Forest Oil Corp. Company Guar. Bonds 7.25% due 06/15/19	650,000	541,125
Forest Oil Corp. Senior Notes 7.25% due 06/15/19*	475,000	395,437
Forest Oil Corp. Senior Notes 8.50% due 02/15/14*	300,000	291,000
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	1,125,000	916,875
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 12/15/15	800,000	768,000
Pemex Project Funding Master Trust Company Guar. Notes 9.13% due 10/13/10	2,250,000	2,407,500
Pioneer Natural Resources Co. Bonds 6.88% due 05/01/18	375,000	318,901
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	1,325,000	1,212,375
Range Resources Corp. Company Guar. Bonds 6.38% due 03/15/15	475,000	444,125
Range Resources Corp. Senior Notes 7.25% due 05/01/18	200,000	188,000
Range Resources Corp. Senior Sub. Notes 7.38% due 07/15/13	125,000	122,187
Sandridge Energy, Inc. Senior Notes 8.00% due 06/01/18*	975,000	853,125
Southwestern Energy Co Senior Notes 7.50% due 02/01/18*	450,000	437,625
XTO Energy, Inc. Senior Notes 6.25% due 08/01/17	1,380,000	1,382,473
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	440,000	413,743
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	605,000	574,319

		19,042,457

OIL FIELD MACHINERY & EQUIPMENT — 0.1%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	900,000	666,000

OIL-REFINING & MARKETING — 0.3%
Reliance Industries, Ltd. Notes 8.25% due 01/15/27*	500,000	362,012
Valero Energy Corp. Senior Notes 7.50% due 04/15/32	1,540,000	1,266,422
Valero Energy Corp. Senior Notes 9.38% due 03/15/19	800,000	893,494

		2,521,928

OIL-FIELD SERVICES — 0.1%
Basic Energy Services, Inc. Company Guar. Notes 7.13% due 04/15/16	800,000	544,000

OPTICAL SUPPLIES — 0.1%
Bausch & Lomb, Inc. Senior Notes 9.88% due 11/01/15	675,000	612,563

PAPER & RELATED PRODUCTS — 0.3%
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	275,000	275,000
NewPage Corp. Senior Sec. Notes 10.00% due 05/01/12	850,000	399,500
NewPage Corp. Senior Sub. Notes 12.00% due 05/01/13	1,000,000	270,000
Pope & Talbot, Inc. Debentures 8.38% due 06/01/13†(6)(7)(10)	250,000	625
Westvaco Corp. Debentures 7.65% due 03/15/27	1,350,000	1,164,699

		2,109,824

PHARMACY SERVICES — 0.2%
Omnicare, Inc. Company Guar. Notes 6.88% due 12/15/15	1,700,000	1,593,750

PIPELINES — 2.0%
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	880,000	878,232
Dynegy Holdings, Inc. Senior Bonds 7.75% due 06/01/19	1,950,000	1,433,250
El Paso Energy Corp. Senior Notes 7.80% due 08/01/31	1,375,000	1,029,343
Holly Energy Partners LP Company Guar. Notes 6.25% due 03/01/15	1,400,000	1,141,000
Kinder Morgan Energy Partners Senior Notes 5.85% due 09/15/12	1,000,000	998,295
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/35	2,540,000	1,921,990
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	1,625,000	1,348,750
Pacific Energy Partners LP Company Guar. Notes 6.25% due 09/15/15	75,000	67,473
Pacific Energy Partners LP Senior Notes 7.13% due 06/15/14	250,000	240,845
Regency Energy Partners Company Guar. Notes 8.38% due 12/15/13	1,975,000	1,846,625
Spectra Energy Capital LLC Senior Notes 6.25% due 02/15/13	3,005,000	2,981,975
Tennessee Gas Pipeline Co. Debentures 7.50% due 04/01/17	350,000	347,421
Tennessee Gas Pipeline Co. Senior Notes 8.00% due 02/01/16*	275,000	280,500
Tennessee Gas Pipeline Co. Bonds 8.38% due 06/15/32	325,000	316,014
Transcontinental Gas Pipe Line Corp. Senior Notes 8.88% due 07/15/12	250,000	261,420
Williams Cos., Inc. Senior Notes 7.63% due 07/15/19	600,000	591,000
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	300,000	296,250

		15,980,383

POULTRY — 0.1%
Pilgrim’s Pride Corp. Senior Notes 7.63% due 05/01/15†(6)(7)	450,000	361,125
Pilgrim’s Pride Corp. Senior Sub. Notes 8.38% due 05/01/17†(6)(7)	1,175,000	813,688

		1,174,813

POWER CONVERTER/SUPPLY EQUIPMENT — 0.3%
Hubbell, Inc. Senior Notes 5.95% due 06/01/18	2,160,000	2,105,328

PUBLISHING-PERIODICALS — 0.4%
Dex Media West LLC Senior Sub. Notes 9.88% due 08/15/13(14)(15)	1,581,000	450,585
Dex Media, Inc. Senior Notes 9.00% due 11/15/13(4)(14)(15)	500,000	60,000
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16†(6)(7)	1,275,000	20,719
MediMedia USA, Inc. Senior Sub. Notes 11.38% due 11/15/14*	1,925,000	1,251,250
Nielsen Finance LLC / Nielsen Finance Co. Senior Notes 11.50% due 05/01/16*	200,000	189,000
Nielsen Finance LLC / Nielsen Finance Co. Senior Notes 11.63% due 02/01/14*	1,300,000	1,287,000
R.H. Donnelley Corp. Senior Notes Class A-1 6.88% due 01/15/13(14)(15)	350,000	20,125
R.H. Donnelley Corp. Senior Notes Class A-2 6.88% due 01/15/13(14)(15)	325,000	18,687
R.H. Donnelley Corp. Senior Notes 8.88% due 01/15/16(14)(15)	825,000	49,500
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17†(6)(14)	1,150,000	71,875
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	2,100,000	118,125

		3,536,866

QUARRYING — 0.2%
Compass Minerals International, Inc. Senior Notes 12.00% due 06/01/13(4)	1,737,000	1,806,480

RACETRACKS — 0.1%
Penn National Gaming, Inc. Senior Sub. Notes 6.75% due 03/01/15	1,075,000	991,688

REAL ESTATE INVESTMENT TRUSTS — 1.4%
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	910,000	630,291
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	550,000	486,750
Host Hotels & Resorts LP Senior Notes 6.88% due 11/01/14	1,075,000	983,625
Host Hotels & Resorts LP Senior Notes 7.13% due 11/01/13	800,000	752,000
Liberty Property LP Senior Notes 6.63% due 10/01/17	1,300,000	944,898
ProLogis Senior Notes 5.50% due 04/01/12	980,000	796,862
Simon Property Group LP Notes 4.88% due 08/15/10	500,000	487,641
Simon Property Group LP Notes 5.60% due 09/01/11	1,010,000	960,993
Simon Property Group LP Senior Notes 6.13% due 05/30/18	1,400,000	1,163,063
Simon Property Group LP Notes 6.35% due 08/28/12	400,000	376,453
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes 6.50% due 06/01/16	200,000	179,000
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes Series 1 6.50% due 06/01/16	375,000	333,750
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes 6.75% due 04/01/17	675,000	607,500
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes 7.13% due 06/01/15	275,000	261,250
Ventas Realty LP / Ventas Capital Corp. Senior Notes 9.00% due 05/01/12	2,500,000	2,612,500

		11,576,576

REAL ESTATE OPERATIONS & DEVELOPMENT — 0.0%
Susa Partnership LP Notes 8.20% due 06/01/17	250,000	251,216

RECYCLING — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(6)(7)	250,000	2,500
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16†(6)(7)	450,000	9,000

		11,500

RENTAL AUTO/EQUIPMENT — 0.6%
Erac USA Finance Co. Company Guar. Notes 6.38% due 10/15/17*	2,680,000	1,987,097
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	2,050,000	1,317,125
The Hertz Corp. Company Guar. Notes 8.88% due 01/01/14	1,100,000	852,500
The Hertz Corp. Company Guar. Notes 10.50% due 01/01/16	1,275,000	905,250

		5,061,972

RESORT/THEME PARKS — 0.0%
HRP Myrtle Beach Operations LLC Sec. Notes 7.38% due 04/01/12*† (6)(7)(8)(10)	475,000	4,750

RETAIL-AUTOMOBILE — 0.1%
Penske Auto Group, Inc. Company Guar. Notes 7.75% due 12/15/16	1,200,000	876,000

RETAIL-CONSUMER ELECTRONICS — 0.3%
Best Buy Co., Inc. Senior Notes 6.75% due 07/15/13	2,140,000	2,113,695

RETAIL-DISCOUNT — 0.6%
Costco Wholesale Corp. Senior Notes 5.30% due 03/15/12	2,735,000	2,929,442
Dollar General Corp. Company Guar. Notes 11.88% due 07/15/17(13)	1,825,000	1,888,875

		4,818,317

RETAIL-DRUG STORE — 0.7%
CVS Caremark Corp. Senior Notes 5.75% due 08/15/11	450,000	476,135
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	4,790,000	4,814,309
CVS Pass-Through Trust Pass Through Certs. 5.30% due 01/11/27*	704,877	526,292

		5,816,736

RETAIL-OFFICE SUPPLIES — 0.0%
U.S. Office Products Co. Senior Notes 9.75% due 06/15/08†(1)(10)	300,000	0

RETAIL-PERFUME & COSMETICS — 0.1%
Sally Holdings LLC Company Guar. Notes 10.50% due 11/15/16	1,075,000	1,037,375

RETAIL-PETROLEUM PRODUCTS — 0.7%
Amerigas Partners LP Senior Unsecured Notes 7.25% due 05/20/15	1,050,000	1,026,375
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. Senior Notes 7.13% due 05/20/16	2,000,000	1,935,000
Inergy LP/ Inergy Finance Corp. Senior Notes 6.88% due 12/15/14	2,125,000	1,997,500
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	300,000	297,750

		5,256,625

RETAIL-REGIONAL DEPARTMENT STORES — 0.2%
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	875,000	761,388
JC Penney Corp., Inc. Senior Notes 7.40% due 04/01/37	375,000	274,720
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	375,000	250,229
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	275,000	180,507

		1,466,844

RETAIL-RESTAURANTS — 0.2%
Dave & Buster’s, Inc. Company Guar. Notes 11.25% due 03/15/14	800,000	672,000
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	1,350,000	1,208,250

		1,880,250

RUBBER-TIRES — 0.0%
American Tire Distributors, Inc. Senior Notes 10.75% due 04/01/13	375,000	226,875
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14(15)	750,000	60,000

		286,875

SAVINGS & LOANS/THRIFTS — 0.4%
Astoria Financial Corp. Notes 5.75% due 10/15/12	1,700,000	1,473,703
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	2,130,000	2,009,895

		3,483,598

SCHOOLS — 0.7%
Boston University Notes 7.63% due 07/15/97	2,000,000	2,324,014
Education Management LLC Company Guar. Notes 10.25% due 06/01/16	2,350,000	2,256,000
Knowledge Learning Corp. Company Guar. Notes 7.75% due 02/01/15*	1,075,000	924,500

		5,504,514

SEMICONDUCTOR EQUIPMENT — 0.3%
KLA Tencor Corp. Senior Notes 6.90% due 05/01/18	2,640,000	2,072,297

SPECIAL PURPOSE ENTITIES — 1.5%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(4)	1,350,000	769,500
Army Hawaii Family Housing Trust Bonds 5.52% due 06/15/50*	790,000	497,131
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	4,020,000	3,848,044
Camp Pendleton & Quantico Housing LLC Bonds 5.57% due 10/01/50*	1,630,000	1,039,630
Capital One Capital IV Company Guar. Bonds 6.75% due 02/17/37(8)	2,980,000	1,266,229
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	1,000,000	300,000
Fresenius U.S. Finance II Senior Notes 9.00% due 07/15/15*	475,000	503,500
Nalco Finance Holdings, Inc. Senior Notes 9.00% due 02/01/14(4)	183,000	181,170
NBC Acquisition Corp. Senior Notes 11.00% due 03/15/13(4)	800,000	400,000
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	700,000	619,500
Universal City Development Partners Senior Notes 11.75% due 04/01/10	2,000,000	1,895,000
Universal City Florida Holding Co. Senior Notes 5.92% due 05/01/10(8)	1,075,000	636,938
Vanguard Health Holding Co. I LLC Senior Notes 11.25% due 10/01/15(4)	525,000	467,250

		12,423,892

STEEL PIPE & TUBE — 0.2%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/17	1,120,000	660,800
Valmont Industries, Inc. Company Guar. Notes 6.88% due 05/01/14	600,000	564,000

		1,224,800

TELECOM SERVICES — 1.0%
Digicel Group Ltd. Senior Notes 9.13% due 01/15/15*(13)	935,000	635,800
Embarq Corp. Notes 6.74% due 06/01/13	1,270,000	1,225,550
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18	575,000	157,406
Qwest Corp. Senior Notes 8.88% due 03/15/12	2,050,000	2,080,750
West Corp. Company Guar. Notes 9.50% due 10/15/14	2,400,000	2,082,000
West Corp. Company Guar. Notes 11.00% due 10/15/16	1,850,000	1,540,125

		7,721,631

TELECOMMUNICATION EQUIPMENT — 0.7%
Harris Corp. Senior Notes 5.95% due 12/01/17	6,400,000	5,848,525

TELEPHONE-INTEGRATED — 1.6%
AT&T, Inc. Notes 5.10% due 09/15/14	2,000,000	2,078,592
BellSouth Corp. Bonds 5.20% due 09/15/14	2,000,000	2,071,602
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	1,225,000	973,875

Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	5,825,000	4,834,750
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	900,000	747,000
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15	275,000	270,875
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19	1,290,000	1,340,442
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	250,000	248,750

		12,565,886

TELEVISION — 0.0%
Newport Television LLC/ NTV Finance Corp. Senior Notes 13.00% due 03/15/17*(13)	1,100,000	33,000
Univision Communications, Inc. Company Guar. Notes 9.75% due 03/15/15*(13)	1,075,000	166,625

		199,625

THEATERS — 0.3%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	250,000	228,750
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(4)	1,900,000	1,885,750

		2,114,500

TOBACCO — 0.7%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	2,500,000	2,862,710
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	2,410,000	2,438,826
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/18	650,000	590,192

		5,891,728

TRANSACTIONAL SOFTWARE — 0.0%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	975,000	175,500

TRANSPORT-RAIL — 1.1%
Burlington North Santa Fe Corp. Notes 4.88% due 01/15/15	3,450,000	3,259,715
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/21	359,260	367,066
Norfolk Southern Corp. Senior Notes 5.75% due 01/15/16*	550,000	541,822
Norfolk Southern Corp. Senior Notes 6.75% due 02/15/11	1,295,000	1,364,635
Union Pacific Corp. Senior Notes 4.88% due 01/15/15	3,320,000	3,132,101

		8,665,339

TRANSPORT-SERVICES — 0.1%
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	390,000	392,769

VITAMINS & NUTRITION PRODUCTS — 0.2%
General Nutrition Centers, Inc. Company Guar. Notes 6.40% due 03/15/14(8)	2,200,000	1,672,000

WIRE & CABLE PRODUCTS — 0.4%
Belden, Inc. Senior Sub. Notes 7.00% due 03/15/17	1,450,000	1,276,000
General Cable Corp. Company Guar. Notes 7.13% due 04/01/17	2,605,000	2,266,350

		3,542,350

WIRELESS EQUIPMENT — 0.1%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Notes 7.75% due 05/01/17*	225,000	227,250
Crown Castle International Corp. Senior Notes 9.00% due 01/15/15	275,000	280,500

		507,750

TOTAL CORPORATE BONDS & NOTES (cost $730,667,748)		655,175,659

Foreign Corporate Bonds & Notes — 15.1%

AGRICULTURAL CHEMICALS — 0.1%
Fertinitro Finance, Inc. Company Guar. Notes 8.29% due 04/01/20*(10)	1,005,000	417,075

BANKS-COMMERCIAL — 0.1%
Barclays Bank PLC Jr. Sub. Notes 5.93% due 12/15/16*(8)(11)	2,850,000	1,138,803

BANKS-SPECIAL PURPOSE — 0.1%
Corporacion Andina de Fomento Notes 7.38% due 01/18/11	1,185,000	1,203,673

BEVERAGES-WINE/SPIRITS — 0.5%
Bacardi, Ltd. Senior Notes 7.45% due 04/01/14*	3,630,000	3,662,939

BREWERY — 0.3%
SABMiller PLC Notes 6.50% due 07/01/16*	2,645,000	2,460,167

BROADCAST SERVICES/PROGRAM — 0.7%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	6,015,000	5,128,666
XM Satellite Radio Holdings, Inc. Senior Notes 13.00% due 08/01/13*	825,000	536,250

		5,664,916

CABLE/SATELLITE TV — 0.2%
Kabel Deutschland GmbH Company Guar. Bonds 10.63% due 07/01/14	1,625,000	1,657,500

CELLULAR TELECOM — 1.4%
America Movil SA de CV Notes 5.75% due 01/15/15	3,900,000	3,783,608
Digicel SA Senior Notes 12.00% due 04/01/14*	250,000	241,250
Rogers Wireless, Inc. Senior Sub. Notes 8.00% due 12/15/12	2,575,000	2,639,375
Vodafone Group PLC Notes 5.35% due 02/27/12	2,480,000	2,568,633
Vodafone Group PLC Notes 5.63% due 02/27/17	1,790,000	1,801,184

		11,034,050

COMPUTERS-MEMORY DEVICES — 0.2%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	1,750,000	1,260,000
SMART Modular Technologies, Inc. Sec. Notes 6.71% due 04/01/12(8)	146,000	133,590

		1,393,590

CRUISE LINES — 0.1%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	1,275,000	988,125
Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 06/15/16	350,000	232,750

		1,220,875

DIVERSIFIED MANUFACTURING OPERATIONS — 0.3%
Tyco Electronics Group SA Company Guar. Notes 5.95% due 01/15/14	2,870,000	2,384,394

DIVERSIFIED MINERALS — 0.9%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 5.00% due 12/15/10	2,410,000	2,504,662
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.50% due 04/01/19	620,000	673,427
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.88% due 07/15/13	2,380,000	2,244,221
Rio Tinto Finance USA, Ltd. Company Guar. Notes 6.50% due 07/15/18	2,380,000	2,144,047

		7,566,357

DIVERSIFIED OPERATIONS — 0.3%
Hutchison Whampoa International, Ltd. Company Guar. Notes 6.50% due 02/13/13*	890,000	939,547
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/19*	1,000,000	982,976
Stena AB Senior Notes 7.00% due 12/01/16	250,000	175,000
Stena AB Senior Notes 7.50% due 11/01/13	825,000	627,000

		2,724,523

ELECTRIC-GENERATION — 0.1%
Intergen NV Sec. Notes 9.00% due 06/30/17*	1,100,000	1,045,000

ELECTRIC-INTEGRATED — 0.3%
Electricite de France Notes 5.50% due 01/26/14*	1,810,000	1,938,512
Enersis SA Notes 7.40% due 12/01/16	600,000	631,338

		2,569,850

ELECTRONIC COMPONENTS-MISC. — 0.2%
Koninklijke Philips Electronics N.V. Senior Notes 4.63% due 03/11/13	380,000	377,126
Koninklijke Philips Electronics N.V. Senior Notes 5.75% due 03/11/18	1,590,000	1,592,705

		1,969,831

FINANCE-OTHER SERVICES — 0.1%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	1,000,000	790,000

GOLD MINING — 0.1%
Barrick Gold Corp. Senior Notes 6.95% due 04/01/19	700,000	740,284

INSURANCE-MULTI-LINE — 0.2%
AXA SA Sub. Notes 8.60% due 12/15/30	2,500,000	1,885,775

INVESTMENT COMPANIES — 0.2%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.50% due 11/16/11*	1,400,000	1,255,657

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.6%
Invesco, Ltd. Notes 4.50% due 12/15/09	3,510,000	3,378,224
Invesco, Ltd. Company Guar. Notes 5.63% due 04/17/12	2,000,000	1,600,560

		4,978,784

METAL-ALUMINUM — 0.0%
Novelis, Inc. Company Guar. Notes 7.25% due 02/15/15	595,000	309,400

METAL-DIVERSIFIED — 0.2%
Noranda, Inc. Notes 6.00% due 10/15/15	1,750,000	1,321,757

MULTIMEDIA — 0.2%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	1,625,000	1,356,875

NON-FERROUS METALS — 0.2%
Codelco, Inc. Bonds 5.63% due 09/21/35*	1,600,000	1,235,957

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.0%
Canadian Natural Resources, Ltd. Notes 4.90% due 12/01/14	770,000	725,442
Canadian Natural Resources, Ltd. Bonds 5.85% due 02/01/35	4,960,000	3,824,368
Husky Oil, Ltd. Senior Debentures 7.55% due 11/15/16	3,180,000	3,078,568
Ras Laffan Liquefied Natural Gas Co., Ltd. Sec. Notes 3.44% due 09/15/09*	200,000	199,396

		7,827,774

OIL COMPANIES-INTEGRATED — 1.6%
Conoco Funding Co. Company Guar. Notes 7.25% due 10/15/31	2,795,000	2,835,243
ConocoPhillips Australia Funding Co. Company Guar. Notes 5.50% due 04/15/13	1,460,000	1,557,265
PC Financial Partnership Notes 5.00% due 11/15/14	3,000,000	2,829,456
Petro-Canada Bonds 5.35% due 07/15/33	2,650,000	1,739,661
Qatar Petroleum Notes 5.58% due 05/30/11*	1,111,200	1,128,367
Statoil Hydro ASA Notes 5.13% due 04/30/14*	2,310,000	2,465,001

		12,554,993

OIL-FIELD SERVICES — 0.3%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	600,000	502,249
Weatherford International, Ltd. Senior Notes 7.00% due 03/15/38	2,100,000	1,553,097

		2,055,346

PIPELINES — 0.4%
Enbridge, Inc. Senior Notes 5.60% due 04/01/17	3,870,000	3,369,292

PRECIOUS METALS — 0.5%
Barrick Gold Finance Co. Notes 4.88% due 11/15/14	4,000,000	3,736,536

SATELLITE TELECOM — 0.8%
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.50% due 02/01/15*(4)	4,200,000	3,780,000
Intelsat Jackson Holdings, Ltd. Senior Notes 11.25% due 06/15/16	2,725,000	2,786,312

		6,566,312

SEISMIC DATA COLLECTION — 0.2%
Compagnie Generale de Geophysique-Veritas Company Guar. Notes 7.75% due 05/15/17	1,675,000	1,340,000

SPECIAL PURPOSE ENTITIES — 0.2%
Ceva Group PLC Senior Notes 10.00% due 09/01/14*	1,275,000	631,125
Petroplus Finance, Ltd. Company Guar. Notes 7.00% due 05/01/17*	1,225,000	986,125

		1,617,250

STEEL-PRODUCERS — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18	1,425,000	1,148,348

TELECOM SERVICES — 0.2%
Digicel Group, Ltd. Senior Notes 8.88% due 01/15/15*	2,250,000	1,631,250
Digicel, Ltd. Senior Notes 9.25% due 09/01/12*	150,000	141,000

		1,772,250

TELEPHONE-INTEGRATED — 1.8%
AT&T, Inc. Senior Notes 6.70% due 11/15/13	1,260,000	1,397,345
KT Corp. Notes 5.88% due 06/24/14*	3,050,000	2,886,391
Telecom Italia Capital Company Guar. Bonds 4.88% due 10/01/10	4,210,000	4,181,658
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/13	4,440,000	4,630,831
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/36	1,575,000	1,652,111

		14,748,336

TELEVISION — 0.1%
Videotron Ltee Company Guar. Notes 6.38% due 12/15/15	325,000	302,250
Videotron Ltee Company Guar. Notes 9.13% due 04/15/18	325,000	337,594

		639,844

TRANSPORT-RAIL — 0.3%
Canadian Pacific Railway Co. Bonds 7.13% due 10/15/31	2,950,000	2,279,282

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $132,284,341)		121,643,595

Foreign Government Agencies — 1.3%

SOVEREIGN — 1.3%
United Mexican States Notes 6.63% due 03/03/15	5,150,000	5,510,500
United Mexican States Notes 6.75% due 09/27/34	2,156,000	2,093,476
United Mexican States Notes 9.88% due 02/01/10	2,850,000	3,029,550

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $10,717,041)		10,633,526

U.S. Government Agencies — 0.0%

SOVEREIGN AGENCY — 0.0%
Resolution Funding Corp. zero coupon due 01/15/21 STRIP (cost $258,449)(12)	640,000	374,931

Common Stock — 0.0%

CONTAINERS-METAL/GLASS — 0.0%
Russell-Stanley Holdings, Inc.†*(1)(9)(10)	1,500	0

TELECOM SERVICES — 0.0%
Virgin Media, Inc.	3,102	23,947

TOTAL COMMON STOCK (cost $177,841)		23,947

Membership Interest Certificates — 0.0%

HOME FURNISHINGS — 0.0%
CVC Claims Litigation Trust†(1)(9)(10)	5	0

RETAIL-BEDDING — 0.0%
Sleepmaster, LLC†(1)(9)(10)	264	3

TOTAL MEMBERSHIP INTEREST CERTIFICATES (cost $85,648)		3

Preferred Stock — 0.1%

FINANCE-COMMERCIAL — 0.1%
Preferred Blocker, Inc. 7.00%*	1,467	440,100

FINANCE-INVESTMENT BANKER/BROKER — 0.0%
Lehman Brothers Holdings, Inc., Class D 5.67%	30,000	2,100

REAL ESTATE INVESTMENT TRUSTS — 0.1%
ProLogis Trust, Series C 8.54%	20,000	566,400

TOTAL PREFERRED STOCK (cost $3,403,730)		1,008,600

Warrants — 0.0%†

BROADCAST SERVICES/PROGRAM — 0.0%
Sirius XM Radio, Inc. Class A Expires 03/15/10 (strike price $9.83) (cost $25,250)	125	25

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $878,944,256)		790,245,460

Short-Term Investment Securities — 0.4%

TIME DEPOSITS — 0.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/09	1,875,000	1,875,000

U.S. GOVERNMENT TREASURIES — 0.2%
United States Treasury Bills 0.01% due 10/15/09(16)	1,250,000	1,248,550

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $3,122,959)		3,123,550

TOTAL INVESTMENTS (cost $882,067,215)(17)	98.2%	793,369,010
Other assets less liabilities	1.8	14,315,297

NET ASSETS	100.0%	$807,684,307

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2009, the aggregate value of these securities was $96,517,662 representing 11.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Fair valued security; see Note 1

(2)	Collateralized Mortgage Obligation

(3)	Variable Rate Security — the rate reflected is as of April 30, 2009, maturity date reflects the stated maturity date.

(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(5)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(6)	Bond in default

(7)	Company has filed Chapter 11 bankruptcy protection.

(8)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of April 30, 2009.

(9)	To the extent permitted by the Statement of Additional Information, the Corporate Bond Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2009, the Corporate Bond Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Chemtura Corp.
6.88% due 06/01/16	1/18/2007	$300,000	$295,854
	4/11/2007	175,000	176,230
	5/12/2008	550,000	503,976
	10/27/2008	350,000	239,209

		1,375,000	1,215,269	$701,250	$51.00	0.09%

CVC Claims Ligitation Trust Membership Interest Certificates	5/19/2006	5	9,558	0	0.00	0.00

Herbst Gaming, Inc.
7.00% due 11/15/14	11/5/2004	100,000	100,058
	7/5/2005	200,000	204,561
	1/9/2007	50,000	48,992
	3/8/2007	100,000	100,544
	12/18/2007	125,000	75,875
	1/3/2008	50,000	30,390

		625,000	560,420	125	0.02	0.00

Jitney-Jungle Stores of America, Inc.
10.38% due 09/15/07	9/15/1997	50,000	51,970
	2/27/1998	25,000	26,905
	4/28/1998	50,000	52,913

		125,000	131,788	0	0.00	0.00

Nebco Evans Holding Co.
12.38% due 07/15/07	1/6/1998	125,000	125,000	0	0.00	0.00

Russell Stanley Holdings, Inc.
9.00% due 11/30/08	2/5/1999	13,694	78,233	635	4.64	0.00

Russell Stanley Holdings, Inc.
Common Stock	2/5/1999	1,500	0	0	0.00	0.00

SleepMaster, LLC
Membership Interest Certificates	2/25/2003	264	58,497	3	0.01	0.00

True Temper Sports, Inc.
8.38% due 09/15/11	5/14/2004	75,000	75,632
	6/13/2005	50,000	46,809
	8/18/2005	50,000	50,213
	8/23/2005	75,000	75,372
	2/8/2006	200,000	189,386

		450,000	437,412	4,500	1.00	0.00

				$706,513		0.09%

(10)	Illiquid security. At April 30, 2009, the aggregate value of these securities was $1,128,963 representing 0.1% of net assets.

(11)	Perpetual maturity — maturity date reflects the next call date.

(12)	Principal Only

(13)	Income may be received in cash or additional bonds at the discretion of the issuer.

(14)	Subsequent to April 30, 2009, the company has filed for Chapter 11 bankruptcy protection.

(15)	Bond is in default of interest subsequent to April 30, 2009.

(16)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(17)	See Note 4 for cost of investments on a tax basis.

STRIP	— Separate Trading of Registered Interest and Principal of Securities

Open Futures Contracts
Number					Unrealized
of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	April 30, 2009	(Depreciation)

295 Long	U.S. Treasury Bonds	June 2009	$37,362,855	$36,155,938	$(1,206,917)
100 Short	U.S. Treasury 2YR Notes	June 2009	21,693,449	21,754,688	(61,239)

					$(1,268,156)

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GLOBAL BOND PORTFOLIO
Portfolio of Investments — April 30, 2009
(unaudited)

Asset Backed Securities — 4.1%		Principal Amount**	Market Value (Note 1)

UNITED KINGDOM — 0.5%
Pillar Funding PLC Series 2005-1, Class A 1.39% due 11/15/12(1)(2)	EUR	1,000,000	$1,196,288

UNITED STATES — 3.6%
American Home Mtg. Assets Series 2007-1, Class A1 2.21% due 02/25/47(1)(2)		1,672,484	504,852
American Home Mtg. Investment Trust Series 2004-3, Class 1A 0.81% due 10/25/34(1)(2)		14,210	10,270
CIT Mtg. Loan Trust Series 2007-1, Class 2A1 1.44% due 10/25/37*(2)(5)		514,969	386,226
CIT Mtg. Loan Trust Series 2007-1, Class 2A2 1.64% due 10/25/37*(2)(5)		300,000	87,000
CIT Mtg. Loan Trust Series 2007-1, Class 2A3 1.84% due 10/25/37*(2)(5)		400,000	110,000
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 0.53% due 03/20/46(1)(2)		1,251,468	461,964
Countrywide Alternative Loan Trust Series 2005-82, Class A1 0.71% due 02/25/36(1)(2)		1,396,101	504,722
Countrywide Alternative Loan Trust Series 2007 15CB Class A5 5.75% due 07/25/37(1)		1,652,264	764,818
Countrywide Alternative Loan Trust Series 2005 46CB Class A8 5.50% due 10/25/35(1)		1,334,370	997,882
Countrywide Alternative Loan Trust Series 2007-0A11, Class A1A 2.89% due 11/25/47(1)(2)		952,867	287,163
HSBC Home Equity Loan Trust Series 2007-3, Class APT 1.65% due 11/20/36(2)		1,138,421	762,919
Lehman XS Trust Series 2007-7N Class 1A2 0.68% due 06/25/47(1)(2)		1,822,781	291,151
Residential Accredit Loans, Inc. Series 2005-QS13 Class 2A3 5.75% due 09/25/35(1)		607,977	436,115
Sequoia Mtg. Trust Series 2004-10, Class A3A 1.97% due 11/20/34(1)(2)		169,548	113,849
Structured Adjustable Rate Mtg. Loan Trust Series 2007-10, Class 1A1 6.00% due 11/25/37(1)(2)		1,229,221	663,378
Washington Mutual Alternative Mtg. Pass-Through Certificates Series 2007-OA2 Class 2A 2.33% due 01/25/47(1)(2)		812,334	268,378
Washington Mutual Alternative Mtg. Pass-Through Certificates Series-AR5 Class 4A 2.81% due 07/25/46(1)(2)		2,275,628	716,648
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1 6.59% due 12/26/37(1)(2)		1,610,675	821,686

			8,189,021

TOTAL ASSET BACKED SECURITIES (cost $19,559,970)			9,385,309

Corporate Bonds & Notes — 32.6%

AUSTRALIA — 0.7%
Australia & New Zealand Banking Group Senior Notes 5.25% due 05/20/13	EUR	300,000	401,705
BHP Billiton Finance, Ltd. Company Guar. Notes 6.38% due 04/04/16	EUR	700,000	968,581
St. George Bank, Ltd. Senior Notes 6.50% due 06/24/13	EUR	250,000	342,017

			1,712,303

AUSTRIA — 0.6%
Kommunalkredit Austria Government Guar. Bonds 2.38% due 05/12/11	EUR	1,080,000	1,430,048

BERMUDA — 0.1%
Arch Capital Group, Ltd. Debentures 7.35% due 05/01/34		190,000	117,676

FRANCE — 0.4%
BNP Paribas Senior Notes 5.00% due 12/16/13	EUR	300,000	418,767
Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/14*		550,000	546,512

			965,279

GERMANY — 13.0%
Commerzbank AG Senior Notes 5.00% due 02/06/14	EUR	600,000	813,475
HSH Nordbank AG Govt. Guar. Notes 2.00% due 05/11/11	EUR	1,630,000	2,155,022
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 0.75% due 03/22/11	JPY	1,070,000,000	10,784,313
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 1.35% due 01/20/14	JPY	700,000,000	7,123,291
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 2.05% due 02/16/26	JPY	645,000,000	6,145,087
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 2.60% due 06/20/37	JPY	255,000,000	2,454,402
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 5.25% due 01/12/12	GBP	25,000	39,612
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 5.38% due 01/29/14	GBP	300,000	483,560

			29,998,762

IRELAND — 0.5%
GE Capital UK Funding Senior Notes 8.00% due 01/14/39	GBP	850,000	1,035,096

ITALY — 0.2%
Banca Pop Bergamo Capital Trust Bank Guar. Notes 8.36% due 02/15/11(2)(3)	EUR	450,000	387,007

JAPAN — 4.0%
Japan Finance Corp. for Municipal Enterprises Government Guar. Bonds 1.90% due 06/22/18	JPY	860,000,000	8,817,224
Resona Bank, Ltd Sub. Notes 3.75% due 04/15/10(2)(3)	EUR	420,000	461,899

			9,279,123

LUXEMBOURG — 4.1%
European Investment Bank Notes 1.90% due 01/26/26	EUR	91,000,000	872,959
European Investment Bank Bonds 2.50% due 04/15/12	EUR	1,900,000	2,526,557
European Investment Bank Notes 3.00% due 04/08/14		2,400,000	2,368,447
European Investment Bank Senior Notes 3.13% due 04/15/14	EUR	576,000	764,837
European Investment Bank Notes 4.25% due 10/15/14	EUR	1,130,000	1,578,631
European Investment Bank Senior Bonds 5.50% due 12/07/11	GBP	325,000	520,867
John Deere Bank SA Notes 6.00% due 06/13/11	EUR	650,000	882,614

			9,514,912

NETHERLANDS — 0.9%
E.ON International Finance BV Company Guar. Notes 5.50% due 01/19/16	EUR	1,050,000	1,462,155
Shell International Finance BV Company Guar. Notes 4.50% due 02/09/16	EUR	400,000	544,188

			2,006,343

NORWAY — 0.3%
StatoilHydro ASA Notes 4.38% due 03/11/15	EUR	550,000	739,689

UNITED KINGDOM — 3.4%
Astrazeneca PLC Notes 5.63% due 01/10/10	EUR	1,000,000	1,352,398
BP Capital Markets PLC Company Guar. Notes 5.25% due 11/07/13		1,300,000	1,401,625
Chester Asset Receivables Deal 11 Bonds 6.13% due 12/15/12	EUR	1,100,000	1,439,901
Credit Suisse London Senior Notes 6.13% due 05/16/14	EUR	650,000	902,087
Fortis Capital Co. Company Guar. Notes 6.25% due 06/29/09(2)(3)	EUR	320,000	309,076
Network Rail Infrastructure Government Guar. Notes 3.50% due 06/17/13		2,000,000	2,027,374
Royal Bank Of Scotland PLC Senior Notes 5.25% due 05/15/13	EUR	225,000	294,017

			7,726,478

UNITED STATES — 4.4%
AT&T, Inc. Senior Notes 6.70% due 11/15/13		650,000	720,853
Citicorp Sub. Notes Series EMTN 5.50% due 06/30/10	EUR	570,000	326,854
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/22		110,000	127,831
Conocophillips Senior Notes 5.75% due 02/01/19		900,000	918,749
Cox Communications, Inc. Notes 4.63% due 01/15/10		560,000	559,881
Daimler North American Corp. Senior Notes 5.75% due 06/18/10	EUR	400,000	534,456
Eli Lilly & Co. Senior Notes 3.55% due 03/06/12		600,000	616,151
Inter-American Development Bank Notes 7.00% due 06/15/25		850,000	1,043,268
International Business Machines Corp. Notes 6.63% due 01/30/14	EUR	400,000	589,626
International Finance Corp. Notes 3.00% due 04/22/14		1,700,000	1,674,531
JPMorgan Chase Co. Notes 5.25% due 05/08/13	EUR	450,000	594,843
Morgan Stanley Senior Notes 6.50% due 04/15/11	EUR	250,000	324,333

Roche Holdings, Inc. Company Guar. Notes 5.00% due 03/01/14*		650,000	681,404
Wachovia Bank N A Notes 6.00% due 05/23/13	EUR	400,000	519,382
Wm Covered Bond Program Sec. Notes 4.00% due 09/27/16	EUR	850,000	923,843

			10,156,005

TOTAL CORPORATE BONDS & NOTES (cost $74,415,491)			75,068,721

Government Agencies — 41.6%

AUSTRALIA — 0.2%
Government of Australia Bonds 6.00% due 02/15/17	AUD	450,000	361,115

AUSTRIA — 0.3%
OeBB — Infrastruktur Bau AG Government Guar. Notes 4.75% due 10/28/13		290,000	308,145
SCHIG Govt. Guar. Notes 4.63% due 11/21/13		260,000	268,008

			576,153

BELGIUM — 1.6%
Kingdom of Belgium Bonds 4.25% due 09/28/13	EUR	500,000	702,897
Kingdom of Belgium Bonds 4.25% due 09/28/14	EUR	1,400,000	1,963,294
Kingdom of Belgium Bonds 5.50% due 03/28/28	EUR	600,000	909,128

			3,575,319

CANADA — 2.5%
Government of Canada Bonds 3.50% due 06/01/13	CAD	3,600,000	3,217,102
Government of Canada Bonds 4.50% due 06/01/15	CAD	900,000	848,555
Government of Canada Bonds 5.13% due 11/14/16	CAD	550,000	559,121
Government of Canada Bonds 5.75% due 06/01/29(7)	CAD	1,000,000	1,052,577

			5,677,355

DENMARK — 1.0%
Kingdom of Denmark Bonds 4.00% due 11/15/17	DKK	7,600,000	1,400,293
Kingdom of Denmark Bonds 6.00% due 11/15/11	DKK	5,000,000	972,464

			2,372,757

FINLAND — 1.5%
Government of Finland Notes 3.13% due 09/15/14	EUR	2,550,000	3,405,214

FRANCE — 8.4%
Caisse D’ Amort Dette Bonds 1.75% due 04/14/11		3,475,000	3,473,436
Government of France Bonds 2.50% due 01/12/14	EUR	175,000	230,267
Government of France Notes 3.75% due 01/12/12	EUR	1,300,000	1,806,891
Government of France Notes 3.75% due 01/12/13	EUR	5,250,000	7,300,880
Government of France Bonds 3.75% due 04/25/21	EUR	500,000	656,297
Government of France Bonds 4.00% due 10/25/38	EUR	1,740,000	2,260,616
Government of France Bonds 5.50% due 04/25/29	EUR	200,000	310,240
Government of France Bonds 5.75% due 10/25/32	EUR	2,050,000	3,324,695

			19,363,322

GERMANY — 7.1%
Bundesrepublik Deutschland Bonds 4.00% due 07/04/16(7)	EUR	1,200,000	1,696,510
Federal Republic of Germany Bonds 3.50% due 01/04/16	EUR	4,000,000	5,512,298
Federal Republic of Germany Bonds 3.75% due 01/04/15	EUR	1,600,000	2,249,015
Federal Republic of Germany Bonds 4.25% due 01/04/14	EUR	2,400,000	3,440,461
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	540,000	755,335
Federal Republic of Germany Bonds 6.25% due 01/04/24	EUR	300,000	502,759

Federal Republic of Germany Bonds 6.50% due 07/04/27	EUR	1,280,000	2,212,578

			16,368,956

ITALY — 6.9%
Republic of Italy Bonds 1.80% due 02/23/10	JPY	770,000,000	7,799,416
Republic of Italy Bonds 4.50% due 02/01/18	EUR	2,820,000	3,890,274
Republic of Italy Bonds 5.50% due 11/01/10	EUR	800,000	1,119,618
Republic of Italy Bonds 6.00% due 05/01/31	EUR	2,090,000	3,065,836

			15,875,144

JAPAN — 5.9%
Government of Japan Bonds 1.50% due 12/20/17	JPY	300,000,000	3,097,282
Government of Japan Bonds 1.70% due 12/20/16	JPY	165,000,000	1,739,211
Government of Japan Bonds 1.90% due 03/20/24	JPY	450,000,000	4,608,608
Government of Japan Bonds 2.00% due 12/20/25	JPY	70,000,000	710,278
Government of Japan Bonds 2.10% due 12/20/26	JPY	35,000,000	358,463
Japanese Government CPI Linked Bond 1.00% due 06/10/16	JPY	353,850,000	3,142,742

			13,656,584

NETHERLANDS — 3.2%
Government of Netherlands Bonds 3.25% due 07/15/15	EUR	1,750,000	2,346,335
Government of Netherlands Bonds 4.25% due 07/15/13	EUR	3,500,000	4,948,340

			7,294,675

PHILIPPINES — 0.2%
Asian Development Bank Senior Notes 2.35% due 06/21/27	JPY	40,000,000	399,878

SPAIN — 0.4%
Kingdom of Spain Bonds 4.40% due 01/31/15	EUR	680,000	958,441

SWEDEN — 1.1%
Kingdom of Sweden Senior Notes 3.13% due 05/07/41	EUR	1,680,000	2,224,474
Kingdom of Sweden Debentures Series 1041 6.75% due 05/05/14	SEK	2,300,000	343,181

			2,567,655

UNITED STATES — 1.3%
Federal Home Loan Bank Bonds 5.00% due 03/14/14		2,800,000	3,099,116

TOTAL GOVERNMENT AGENCIES (cost $91,778,996)			95,551,684

Government Treasuries — 18.5%

ITALY — 7.0%
Italy Buoni Poliennali Del Tesoro Bonds 4.00% due 02/01/37	EUR	580,000	658,412
Italy Buoni Poliennali Del Tesoro Bonds 4.25% due 10/15/12	EUR	10,540,000	14,654,039
Italy Buoni Poliennali Del Tesoro Bonds 5.00% due 08/01/34	EUR	610,000	805,630

			16,118,081

SWEDEN — 0.2%
Vattenfall Treasury AB Company Guar. Notes 6.75% due 01/31/19	EUR	400,000	573,374

UNITED KINGDOM — 4.5%
United Kingdom Gilt Treasury Bonds 4.25% due 06/07/32	GBP	1,490,000	2,185,604
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/36	GBP	330,000	475,737
United Kingdom Gilt Treasury Bonds 4.50% due 12/07/42	GBP	850,000	1,283,891
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/30	GBP	900,000	1,405,214
United Kingdom Gilt Treasury Bonds 5.25% due 06/07/12	GBP	3,040,000	4,915,508

			10,265,954

UNITED STATES — 6.8%
United States Treasury Bonds 1.75% due 01/15/28		2,460,861	2,214,007
5.25% due 11/15/28		2,200,000	2,536,875
6.13% due 11/15/27		120,000	151,669
6.63% due 02/15/27		1,500,000	1,988,907

7.50% due 11/15/24	540,000	766,125
8.00% due 11/15/21	5,650,000	8,017,700

		15,675,283

TOTAL GOVERNMENT TREASURIES (cost $44,876,290)		42,632,692

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $230,630,747)		222,638,406

Short-Term Investment Securities — 2.2%

TIME DEPOSITS — 2.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/09 (cost $5,077,000)	5,077,000	5,077,000

TOTAL INVESTMENTS — (cost $235,707,747) (4)	99.0%	227,715,406
Other assets less liabilities	1.0	2,189,547

NET ASSETS —	100.0%	$229,904,953

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2009, the aggregate value of these securities was $1,811,142 representing 0.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	In United States Dollars unless otherwise indicated.

(1)	Collateralized Mortgage Obligation

(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of April 30, 2009.

(3)	Perpetual maturity — maturity date reflects the next call date.

(4)	See Note 4 for cost of investments on a tax basis.

(5)	Fair valued security; see note 1

(6)	Illiquid Security. At April 30, 2009, the aggregate value of these securities was $1,811,142 representing 0.8% of net assets.

(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Open Futures Contracts
				Value as of	Unrealized
Number of		Expiration	Value at	April 30,	Appreciation
Contracts	Description	Date	Trade Date	2009	(Depreciation)

157 Long	Euro Shatz	June 2009	22,459,556	22,479,838	$20,282
103 Short	Euro-BOBL	June 2009	15,823,331	15,829,565	(6,234)
1 Long	Euro-Bund	June 2009	164,974	162,364	(2,610)
4 Long	LIF Long Gilt	June 2009	720,332	714,820	(5,512)
105 Short	U.S. Treasury Long Bond	June 2009	13,179,382	12,869,063	310,319
64 Short	U.S. Treasury 2 Year Note	June 2009	13,866,182	13,923,000	(56,818)
26 Long	U.S. Treasury 5 Year Note	June 2009	3,085,031	3,045,656	(39,375)
283 Long	U.S. Treasury 10 Year Note	June 2009	34,199,619	34,225,313	25,694

					$245,746

Open Forward Foreign Currency Contracts

	Contract to		In Exchange		Delivery	Gross Unrealized
	Deliver		For		Date	Appreciation

*	AUD	1,714,000	CAD	1,497,251	06/17/2009	$12,988
*	CAD	371,061	AUD	446,000	06/17/2009	12,160
*	CAD	441,807	USD	372,123	06/17/2009	1,803
	CHF	858,946	AUD	1,063,000	06/17/2009	17,737
	CHF	543,943	EUR	369,000	06/17/2009	11,262
*	CHF	320,250	GBP	191,000	06/17/2009	1,782
*	CHF	922,819	USD	814,020	06/17/2009	4,975
	DKK	4,444,923	USD	791,250	05/28/2009	2,179
*	EUR	17,349,153	USD	22,993,353	05/22/2009	40,028
	EUR	610,000	CAD	980,215	06/17/2009	14,655
	EUR	577,000	NOK	5,095,883	06/17/2009	11,568
*	EUR	363,000	SEK	3,990,096	06/17/2009	15,799
*	EUR	1,499,000	USD	2,028,619	06/17/2009	45,625
*	GBP	424,000	CHF	723,579	06/17/2009	7,142
*	GBP	433,000	JPY	63,178,164	06/17/2009	458
*	JPY	35,490,480	AUD	516,000	06/17/2009	13,821
*	JPY	33,672,230	AUD	521,000	06/17/2009	35,892
*	JPY	41,573,064	CHF	494,000	06/17/2009	11,298
*	JPY	135,964,224	GBP	933,000	06/17/2009	717
	JPY	28,700,987	NOK	2,003,000	06/17/2009	13,374
*	JPY	275,227,301	USD	2,826,298	06/17/2009	33,867
*	NZD	535,043	AUD	431,000	06/17/2009	10,433
*	NZD	2,992,000	USD	1,712,410	06/17/2009	24,284
*	USD	313,464	EUR	239,725	05/22/2009	3,697
*	USD	5,336,627	GBP	3,651,535	05/29/2009	65,126
	USD	415,177	AUD	581,481	06/05/2009	6,492
	USD	802,930	SEK	6,576,000	06/08/2009	14,523
*	USD	2,718,986	AUD	4,049,000	06/17/2009	215,001
*	USD	347,000	CAD	417,941	06/17/2009	3,315
*	USD	252,000	CHF	295,228	06/17/2009	6,829
*	USD	1,169,051	EUR	908,000	06/17/2009	32,123
*	USD	2,385,427	GBP	1,649,000	06/17/2009	53,956
*	USD	358,000	JPY	35,704,414	06/17/2009	4,254
*	USD	720,989	NOK	4,746,776	06/17/2009	795
*	USD	1,991,290	NZD	3,718,285	06/17/2009	106,616
*	USD	781,000	SEK	6,388,346	06/17/2009	13,128

						$869,701

	Contract to		In Exchange		Delivery	Gross Unrealized
	Deliver		For		Date	Depreciation

*	AUD	4,291,000	JPY	291,440,982	06/17/2009	$(152,412)
*	AUD	323,000	NZD	406,651	06/17/2009	(4,615)
*	AUD	1,225,000	USD	865,071	06/17/2009	(22,589)
	CAD	1,070,070	USD	865,542	05/07/2009	(31,208)
*	CAD	1,547,636	AUD	1,768,000	06/17/2009	(16,091)
*	CAD	1,946,695	USD	1,535,511	06/17/2009	(96,197)
	CHF	346,344	EUR	229,000	06/17/2009	(704)
*	CHF	669,000	JPY	55,486,860	06/17/2009	(23,555)
*	CHF	831,721	USD	718,425	06/17/2009	(10,753)
*	EUR	1,026,042	USD	1,336,974	05/22/2009	(20,503)
*	EUR	337,000	GBP	301,130	06/17/2009	(346)
	EUR	253,000	NZD	572,160	06/17/2009	(11,868)
*	EUR	2,249,757	USD	2,922,773	06/17/2009	(53,381)
*	GBP	3,873,894	USD	5,672,222	05/29/2009	(58,470)
*	GBP	427,601	EUR	470,000	06/17/2009	(10,802)
*	GBP	395,380	EUR	442,000	06/17/2009	(178)
*	GBP	291,000	JPY	41,812,044	06/17/2009	(6,258)
*	GBP	779,008	USD	1,122,558	06/17/2009	(29,836)
*	JPY	261,078,616	USD	2,624,741	05/01/2009	(22,578)
*	JPY	46,035,906	AUD	636,000	06/17/2009	(6,218)
	JPY	81,519,795	EUR	612,000	06/17/2009	(17,491)
	JPY	29,225,641	NOK	1,934,000	06/17/2009	(2,441)
*	NOK	3,729,843	USD	526,071	06/17/2009	(41,080)
*	NZD	3,555,000	USD	1,830,115	06/17/2009	(175,664)
*	SEK	5,433,544	EUR	490,159	06/17/2009	(27,017)
*	SEK	15,572,410	USD	1,870,275	06/17/2009	(65,513)
*	USD	19,475,333	JPY	1,913,646,237	05/01/2009	(71,092)
	USD	3,168,118	EUR	2,383,925	05/22/2009	(14,130)
	USD	17,189,357	JPY	1,652,567,621	06/10/2009	(424,437)
*	USD	1,372,205	AUD	1,881,537	06/17/2009	(8,805)
*	USD	4,618,810	EUR	3,465,373	06/17/2009	(34,544)
*	USD	2,113,920	GBP	1,423,048	06/17/2009	(8,790)
*	USD	544,733	JPY	52,956,227	06/17/2009	(7,444)
*	USD	230,000	NOK	1,467,860	06/17/2009	(6,801)

						$(1,483,811)

Net Unrealized Depreciation						$(614,111)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar	EUR — Euro Dollar	NZD — New Zealand Dollar
CAD — Canada Dollar	GBP — British Pound	SEK — Swedish Krona
CHF — Swiss Franc	JPY — Japanese Yen	USD — United States Dollar
DKK — Danish Krone	NOK — Norwegian Krone
Interest Rate Swap Contracts #

				Rates Exchanged
				Payments		Upfront Payments
		Notional	Termination	received by the	Payments made	made (Received) by	Gross Unrealized
Swap Counterparty		Amount (000’s)	Date	Portfolio	by the Portfolio	the Portfolio	Appreciation

Barclay’s Bank	GBP	480	06/07/12	12 month BP	3.000%	$—	$14,806
Citibank NA	EUR	1,550	06/17/14	3.500%	6 month EURO	11,316	60,735
	JPY	391,000	06/17/14	1.250%	6 month JYOR	58,157	3,918
	USD	600	12/17/28	5.000%	3 month LIBOR	58,194	62,480
Deutsche Bank AG	GBP	3,320	06/17/14	4.000%	6 month UKRPI	188,936	21,400
	GBP	2,340	06/17/14	4.000%	6 month LIBOR	139,263	8,986
JPMorgan Chase Bank NA	JPY	455,000	06/17/14	1.250%	6 month JYOR	64,822	7,414
	JPY	168,000	06/17/14	1.250%	6 month JYOR	25,186	1,486
The Royal Bank of Canada	CAD	2,070	02/12/13	1.965%	3 month CDOR	—	6,240
	CAD	2,070	02/16/13	2.030%	3 month CDOR	—	9,014
	CAD	2,070	02/19/13	2.023%	3 month CDOR	—	8,444
	CAD	2,040	02/25/13	2.066%	3 month CDOR	—	9,873
	CAD	2,540	02/12/17	3 month CDOR	2.625%	—	21,545
	CAD	2,540	02/16/17	3 month CDOR	2.672%	—	15,916
	CAD	2,550	02/19/17	3 month CDOR	2.658%	—	18,734
	CAD	2,550	02/22/17	3 month CDOR	2.588%	—	28,765

							$299,754

				Rates Exchanged
				Payments		Upfront Payments
		Notional	Termination	received by the	Payments made	made (Received) by	Gross Unrealized
Swap Counterparty		Amount (000’s)	Date	Portfolio	by the Portfolio	the Portfolio	Depreciation

Barclay’s Bank	EUR	5,440	12/17/13	6 month EURO	4.500%	$46,860	$(623,998)
	JPY	56,000	06/17/14	6 month JYOR	1.250%	(8,756)	(135)
	GBP	2,150	06/17/14	6 month BP	4.000%	(93,759)	(42,453)
	GBP	50	06/07/17	6 month BP	5.344%	—	(3,452)
	GBP	480	06/07/17	3.133%	12 month BP	—	(14,421)
Citibank NA	JPY	310,000	06/17/14	1.250%	6 month LIBOR	(44,483)	(4,732)
	JPY	901,000	06/17/14	6 month JYOR	3.500%	(111,433)	(31,610)
	EUR	4,320	06/17/19	4.000%	6 month EURO	281,191	(21,424)
Credit Suisse First Boston International (London)	JPY	167,000	12/17/13	6 month JYOR	1.500%	(6,403)	(40,141)
	GBP	800	06/17/14	6 month BP	4.000%	(35,772)	(14,911)
	GBP	1,850	06/17/14	6 month BP	4.000%	(82,815)	(34,390)
Deutsche Bank AG	USD	11,200	06/17/14	3 month LIBOR	3.250%	(288,400)	(40,045)
	USD	13,000	06/17/16	3 month LIBOR	3.500%	(385,000)	(43,261)
The Royal Bank of Canada	CAD	2,070	02/22/13	1.942%	3 month CDOR	—	4,062
	CAD	2,500	02/25/17	3 month CDOR	2.765%	—	5,193
	CAD	970	02/12/25	3.850%	3 month CDOR	—	(18,464)
	CAD	970	02/16/25	3.882%	3 month CDOR	—	(15,882)
	CAD	940	02/19/25	3.846%	3 month CDOR	—	(18,932)
	CAD	940	02/22/25	3.788%	3 month CDOR	—	(24,712)
	CAD	920	02/25/25	3.970%	3 month CDOR	—	(7,854)
UBS AG	JPY	1,067,000	12/17/13	1.500%	6 month JYOR	(22,555)	319,937
	USD	600	12/17/28	3 month LIBOR	5.000%	2,065	(122,738)

							(794,364)

Total						$(203,387)	$(494,610)

# Illiquid Security

BP — British Pound Offered Rate CDOR — Canadian Dollar Offered Rate EURO — Euro Offered Rate	JYOR — Japanese Yen Offered Rate LIBOR — London Interbank Offered Rate UKRPI — United Kingdom Retail Price Index
See Notes to Portfolio of Investments

Industry
Allocation*
Sovereign	54.2%
Banks-Special Purpose	13.9
United States Treasury Bonds	6.8
SupraNational	4.7
Collateralized Mortgage Obligation — Other	2.5
Time Deposits	2.2
Banks-Commercial	2.0
Diversified Banking Institutions	1.6
Diversified Financial Services	1.5
Federal Home Loan Bank	1.4
Oil Companies-Integrated	1.0
Medical-Drugs	0.9
Electric-Integrated	0.6
Special Purpose Entities	0.6
Finance-Other Services	0.6
Finance-Investment Banker/Broker	0.5
Asset Backed Securities	0.5
Credit Card Other	0.5
Diversified Minerals	0.4
Finance-Consumer Loans	0.4
Home Equity Other	0.3
Telephone-Integrated	0.3
Cable TV	0.3
Medical Labs & Testing Services	0.3
Computers	0.3
Auto-Cars/Light Trucks	0.2
Banks-Money Center	0.2
Banks-Cooperative	0.2
Insurance-Property/Casualty	0.1

99.0%

*	Calculated as a percentage of net assets

SUNAMERICA SERIES TRUST
HIGH-YIELD BOND PORTFOLIO
Portfolio of Investments — April 30, 2009
(unaudited)

Convertible Bonds & Notes — 0.2%	Principal	Market Value
	Amount/Shares	(Note 1)

DRUG DELIVERY SYSTEMS — 0.1%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	$250,000	$169,687

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.0%
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*†(4)(5)	1,650,000	2,063

TELECOM SERVICES — 0.1%
ICO North America, Inc. Notes 7.50% due 08/15/09(1)(2)(8)(21)	1,272,000	254,400

TOTAL CONVERTIBLE BONDS & NOTES (cost $2,900,938)		426,150

Corporate Bonds & Notes — 81.5%

ADVERTISING SERVICES — 1.1%
Jostens Holding Corp. Company Guar. Notes 7.63% due 10/01/12	1,055,000	1,023,350
Jostens Holding Corp. Senior Notes 10.25% due 12/01/13(3)	1,040,000	982,800
R.H. Donnelley, Inc. Company Guar. Bonds 11.75% due 05/15/15*(4)(10)	1,094,000	213,330
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	190,000	174,800

		2,394,280

AGRICULTURAL CHEMICALS — 1.1%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	119,000	112,455
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	1,350,000	1,269,000
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	700,000	694,750
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	325,000	326,625

		2,402,830

AIRLINES — 1.7%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	2,625,000	1,863,750
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	694,000	576,020
Continental Airlines, Inc. Pass Thru Certs. Series 2001-1, Class A-2 6.50% due 06/15/11	225,000	203,625
Delta Air Lines, Inc. Pass Thru Certs. Series 2001-1, Class A2 7.11% due 09/18/11	700,000	616,000
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10	425,000	395,250
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 03/29/49	13,228	12,964
United AirLines, Inc. Pass Through Trust Series 2001-1 Class B 6.93% due 09/01/11	80,000	100,800

		3,768,409

APPLICATIONS SOFTWARE — 0.3%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	775,000	689,750

AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT — 0.0%
Exide Corp. Notes 10.00% due 03/15/25†(1)(2)	1,975,000	0

BEVERAGES-WINE/SPIRITS — 0.4%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	1,050,000	1,013,250

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.3%
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	784,000	748,720

BUILDING PRODUCTS-WOOD — 0.0%
Masonite Corp. Company Guar. Notes 11.00% due 04/06/15†(4)(5)	765,000	7,650

BUILDING-RESIDENTIAL/COMMERCIAL — 0.2%
Toll Brothers Finance Corp. Company Guar. Notes 8.90% due 10/15/17	350,000	351,832

CABLE/SATELLITE TV — 5.1%
CCH I LLC/CCH I Capital Corp. Senior Sec Notes 11.00% due 10/01/15†(4)(5)	355,000	26,625
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10†(4)(5)	355,000	321,275
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(4)(5)	1,292,000	1,175,720
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13*†(4)(5)	91,000	80,990
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(4)(5)	3,230,000	2,802,025

Charter Communications Operating LLC Senior Notes 10.88% due 09/15/14*†(4)(5)	1,874,000	1,864,630
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Notes 8.38% due 04/30/14*†(4)(5)	2,838,000	2,582,580
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	1,025,000	1,025,000
CSC Holdings, Inc. Senior Notes 8.63% due 02/15/19*	125,000	125,937
DirecTV Holdings LLC/DirecTV Financing Co. Company Guar. Notes 7.63% due 05/15/16	1,385,000	1,371,150

		11,375,932

CASINO HOTELS — 2.5%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(2)(6)	2,046,934	1,663,134
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(1)(2)	3,250,000	2,925,000
Seminole Hard Rock Entertainment, Inc. Sec. Notes 3.82% due 03/15/14*(7)	675,000	445,500
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	697,000	508,810

		5,542,444

CASINO SERVICES — 0.4%
Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	740,000	414,400
Snoqualmie Entertainment Authority Senior Sec. Notes 5.38% due 02/01/14*(7)	625,000	206,250
Snoqualmie Entertainment Authority Senior Sec. Notes 9.13% due 02/01/15*	995,000	348,250

		968,900

CELLULAR TELECOM — 0.7%
Centennial Communications Corp. Senior Notes 6.96% due 01/01/13(7)	592,000	593,480
Centennial Communications Corp. Senior Notes 10.13% due 06/15/13	500,000	518,750
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	295,000	295,369
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	384,000	274,080

		1,681,679

CHEMICALS-DIVERSIFIED — 0.3%
Huntsman LLC Senior Notes 11.63% due 10/15/10	775,000	790,500

CHEMICALS-SPECIALTY — 1.3%
Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	100,000	65,000
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	1,290,000	851,400
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	1,080,000	1,023,300
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	1,198,000	410,315
Momentive Performance Materials, Inc. Company Guar. Notes 11.50% due 12/01/16	1,700,000	382,500
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12†(4)(5)	979,000	166,430

		2,898,945

COMPUTER SERVICES — 0.8%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,420,000	1,022,400
Sungard Data Systems, Inc. Senior Notes 10.63% due 05/15/15*	850,000	801,125

		1,823,525

CONSULTING SERVICES — 0.3%
FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	650,000	659,750

CONSUMER PRODUCTS-MISC. — 0.4%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	1,020,000	805,800

CONTAINERS-METAL/GLASS — 1.7%
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	325,000	279,094
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	1,365,000	1,255,800

Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	2,194,000	2,226,910

		3,761,804

DECISION SUPPORT SOFTWARE — 0.6%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	1,950,000	1,374,750

DIRECT MARKETING — 0.5%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	1,825,000	1,031,125

DISTRIBUTION/WHOLESALE — 0.6%
KAR Holdings, Inc. Company Guar. Notes 5.17% due 05/01/14(7)	1,070,000	583,150
KAR Holdings, Inc. Company Guar. Notes 8.75% due 05/01/14	1,040,000	686,400

		1,269,550

DIVERSIFIED BANKING INSTITUTIONS — 3.0%
GMAC LLC Company Guar. Notes 6.00% due 12/15/11*	1,440,000	1,180,800
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	3,068,000	2,669,160
GMAC LLC Company Guar. Notes 7.75% due 01/19/10*	3,150,000	2,898,000

		6,747,960

DIVERSIFIED MANUFACTURING OPERATIONS — 0.6%
Harland Clarke Holdings Corp. Notes 5.98% due 05/15/15(7)	525,000	216,562
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	850,000	514,250
SPX Corp. Senior Notes 7.63% due 12/15/14	550,000	543,125

		1,273,937

ELECTRIC-GENERATION — 3.7%
Edison Mission Energy Senior Notes 7.20% due 05/15/19	1,120,000	814,800
Edison Mission Energy Senior Notes 7.63% due 05/15/27	865,000	553,600
Edison Mission Energy Senior Notes 7.75% due 06/15/16	375,000	297,187
Homer City Funding LLC Senior Notes 8.14% due 10/01/19	528,960	469,452
Homer City Funding LLC Senior Sec. Notes 8.73% due 10/01/26	766,680	647,844
Midwest Generation LLC Pass Thru Certs. Series B 8.56% due 01/02/16	542,620	516,846
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series B 9.24% due 07/02/17	835,536	795,848
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series C 9.68% due 07/02/26	350,000	318,500
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13	800,428	784,500
The AES Corp. Senior Notes 8.00% due 10/15/17	1,620,000	1,482,300
The AES Corp. Senior Notes 8.00% due 06/01/20*	1,200,000	1,050,000
The AES Corp. Senior Sec. Notes 8.75% due 05/15/13*	550,000	555,500

		8,286,377

ELECTRIC-INTEGRATED — 2.2%
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	750,000	750,000
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,430,000	1,194,050
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	463,365	448,306
Southern Energy, Inc. Notes 7.90% due 07/15/09†(1)(2)(21)	4,750,000	0
Texas Competitive Electric Holdings Co., LLC Series A Company Guar. Notes 10.25% due 11/01/15	3,040,000	1,725,200
Texas Competitive Electric Holdings Co., LLC Series B Company Guar. Notes 10.25% due 11/01/15	300,000	170,250

Texas Competitive Electric Holdings Co., LLC Company Guar. Notes 10.50% due 11/01/16(8)	1,531,562	604,967

		4,892,773

ELECTRONIC COMPONENTS-MISC. — 0.0%
Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13	150,000	84,750

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.0%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	200,000	114,500
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	670,000	596,300
Spansion LLC Senior Sec. Notes 4.39% due 06/01/13*†(4)(5)(7)	3,640,000	1,456,000
Spansion LLC Senior Notes 11.25% due 01/15/16*†(4)(5)	60,000	6,000

		2,172,800

ELECTRONICS-MILITARY — 0.7%
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	1,550,000	1,488,000

FINANCE-AUTO LOANS — 2.6%
Ford Motor Credit Co. LLC Senior Notes 5.70% due 01/15/10	1,650,000	1,551,053
Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	4,525,000	3,891,762
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	323,000	297,177

		5,739,992

FOOD-MEAT PRODUCTS — 0.1%
Tyson Foods, Inc. Senior Notes 10.50% due 03/01/14*	250,000	261,250

FOOD-RETAIL — 0.7%
Ingles Markets, Inc. Senior Notes 8.88% due 05/15/17*	775,000	748,247
SUPERVALU, Inc. Notes 7.88% due 08/01/09	900,000	905,625

		1,653,872

GAMBLING (NON-HOTEL) — 0.5%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	1,885,000	735,150
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*†(4)(5)	975,000	58,500
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	690,000	414,000

		1,207,650

GAS-DISTRIBUTION — 0.2%
MXEnergy Holdings, Inc. Senior Notes 9.13% due 08/01/11(7)	1,250,000	406,250

HOME FURNISHINGS — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(3)	68,000	680

HOTEL/MOTELS — 0.5%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	1,530,000	1,028,925

HUMAN RESOURCES — 0.6%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	1,325,000	1,252,125

INDEPENDENT POWER PRODUCERS — 2.1%
Mirant North America LLC Senior Notes 7.38% due 12/31/13	1,025,000	986,563
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	2,035,000	1,958,687
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	775,000	809,875
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17	960,000	856,800

		4,611,925

INSURANCE BROKERS — 0.5%
USI Holdings Corp. Senior Notes 5.11% due 11/15/14*(7)	250,000	120,000
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	1,895,000	909,600

		1,029,600

MEDICAL INFORMATION SYSTEMS — 0.3%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	1,575,000	582,750

MEDICAL PRODUCTS — 1.1%
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 10.88% due 11/15/14	750,000	573,750

LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	630,000	655,200
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(8)	1,191,000	1,146,337

		2,375,287

MEDICAL-BIOMEDICAL/GENE — 0.3%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 6.13% due 12/15/14	800,000	724,000

MEDICAL-DRUGS — 0.7%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	1,150,000	1,155,750
Axcan Intermediate Holdings, Inc. Senior Notes 12.75% due 03/01/16	419,000	410,620

		1,566,370

MEDICAL-HMO — 0.9%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	2,325,000	2,046,000

MEDICAL-HOSPITALS — 4.5%
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	575,000	583,625
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	2,240,000	2,228,800
HCA, Inc. Senior Notes 6.25% due 02/15/13	1,200,000	1,032,000
HCA, Inc. Senior Notes 7.88% due 02/01/11	974,000	954,520
HCA, Inc. Senior Notes 8.50% due 04/15/19*	1,025,000	1,031,406
HCA, Inc. Senior Notes 8.75% due 09/01/10	440,000	438,900
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	1,995,000	1,975,050
Health Management Associates, Inc. Senior Notes 6.13% due 04/15/16	1,000,000	875,000
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	867,000	851,828

		9,971,129

METAL-ALUMINUM — 0.1%
Noranda Aluminum Holding Corp. Senior Notes 8.35% due 11/15/14(7)(8)	700,000	161,000

METAL-DIVERSIFIED — 0.5%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	1,065,000	1,043,700

MINING — 0.2%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.60% due 11/15/14(7)(8)	1,540,000	539,000

MULTIMEDIA — 0.1%
Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11	725,000	289,094

NON-FERROUS METALS — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(1)(2)(9)(11)	600,000	0

NON-HAZARDOUS WASTE DISPOSAL — 0.2%
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	540,000	469,800

OIL COMPANIES-EXPLORATION & PRODUCTION — 5.9%
Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*	1,225,000	1,078,000
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	300,000	231,000
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	1,325,000	516,750
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	1,105,000	442,000
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	2,290,000	2,038,100
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	575,000	580,750
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	490,000	399,350
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	200,000	169,000
Encore Acquisition Co. Senior Notes 9.50% due 05/01/16	600,000	577,500
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14†(4)(10)	1,082,000	351,650
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	1,225,000	1,035,125

Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	1,010,000	823,150
Linn Energy LLC Senior Notes 9.88% due 07/01/18*	294,000	264,600
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	650,000	594,750
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16	650,000	633,750
Quicksilver Resources, Inc. Senior Notes 8.25% due 08/01/15	925,000	753,875
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	3,470,000	2,741,300
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10†(4)(5)	650,000	32,500

		13,263,150

OIL-FIELD SERVICES — 0.5%
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	775,000	550,250
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	488,627	497,295

		1,047,545

PAPER & RELATED PRODUCTS — 1.0%
Caraustar Industries, Inc. Notes 7.38% due 06/01/09(10)(22)	1,030,000	566,500
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	209,000	198,550
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	445,000	420,525
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	85,000	66,725
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	775,000	775,000
International Paper Co. Senior Notes 7.95% due 06/15/18	295,000	256,636

		2,283,936

PHYSICIANS PRACTICE MANAGEMENT — 0.6%
US Oncology, Inc. Company Guar. Notes 10.75% due 08/15/14	1,470,000	1,363,425

PIPELINES — 3.4%
Copano Energy LLC Senior Notes 7.75% due 06/01/18*	825,000	721,875
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	830,000	755,300
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	2,920,000	2,482,000
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	1,100,000	1,042,578
El Paso Corp. Senior Notes 12.00% due 12/12/13	150,000	162,000
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/19	350,000	381,926
Kinder Morgan, Inc. Senior Notes 6.50% due 09/01/12	378,000	364,770
MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	575,000	480,125
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	550,000	456,500
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	1,375,000	673,750

		7,520,824

PRINTING-COMMERCIAL — 0.2%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	665,000	367,413

PUBLISHING-PERIODICALS — 0.4%
Dex Media West LLC Senior Notes 8.50% due 08/15/10(10)(18)	91,000	60,970
Nielsen Finance LLC / Nielsen Finance Co. Senior Notes 11.50% due 05/01/16*	725,000	685,125
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	1,965,000	110,531

		856,626

REAL ESTATE INVESTMENT TRUSTS — 0.3%
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	780,000	727,350

RECYCLING — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(4)(5)(8)	3,385,000	33,850

RENTAL AUTO/EQUIPMENT — 0.3%
Rental Service Corp. Notes 9.50% due 12/01/14	1,205,000	774,213

RESEARCH & DEVELOPMENT — 0.1%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	1,145,000	274,800

RETAIL-APPAREL/SHOE — 0.5%
Limited Brands, Inc. Senior Notes 5.25% due 11/01/14	703,000	568,449
Limited Brands, Inc. Senior Notes 6.90% due 07/15/17	335,000	278,255
Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	487,000	299,763

		1,146,467

RETAIL-DRUG STORE — 0.3%
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17	1,087,000	586,980

RETAIL-PETROLEUM PRODUCTS — 0.6%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	25,000	22,563
Ferrellgas Partners LP Senior Notes 6.75% due 05/01/14*	745,000	672,362
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	700,000	694,750

		1,389,675

RETAIL-REGIONAL DEPARTMENT STORES — 0.5%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	310,000	257,251
JC Penney Corp., Inc. Senior Notes 7.40% due 04/01/37	498,000	364,828
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37	157,000	104,024
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	433,000	288,931

		1,015,034

RETAIL-RESTAURANTS — 0.4%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	985,000	881,575

RUBBER-TIRES — 0.3%
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14(18)	790,000	63,200
Goodyear Tire & Rubber Co. Company Guar. Notes 8.63% due 12/01/11	450,000	429,750
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	289,000	262,990

		755,940

RUBBER/PLASTIC PRODUCTS — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(2)(9)(11)	750,000	75

SATELLITE TELECOM — 0.3%
Telesat Canada/Telesat LLC Senior Notes 11.00% due 11/01/15*	625,000	587,500

SEISMIC DATA COLLECTION — 0.3%
Seitel, Inc. Senior Notes 9.75% due 02/15/14	1,246,000	610,540

SPECIAL PURPOSE ENTITIES — 2.4%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(3)	950,000	541,500
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*(18)	3,040,000	319,200
CCM Merger, Inc. Notes 8.00% due 08/01/13*	780,000	347,100
CDX North America High Yield Credit Linked Certificates, Series 10-T 8.88% due 06/29/13*	2,116,000	1,840,920
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	1,670,000	709,750
Chukchansi Economic Development Authority Senior Notes 8.86% due 11/15/12*(7)	225,000	95,625
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	1,225,000	882,000
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	925,000	277,500

Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(8)	815,000	93,725
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	400,000	354,000

		5,461,320

STEEL-PRODUCERS — 1.0%
AK Steel Corp. Company Guar. Notes 7.75% due 06/15/12	475,000	425,125
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	1,759,000	1,064,195
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	875,000	691,250

		2,180,570

STORAGE/WAREHOUSING — 0.6%
Mobile Mini, Inc. Notes 6.88% due 05/01/15	790,000	576,700
Mobile Services Group, Inc. Company Guar. Notes 9.75% due 08/01/14	815,000	713,125

		1,289,825

TELECOM SERVICES — 3.0%
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	450,000	319,500
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	1,850,000	1,313,500
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18	2,016,000	551,880
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	1,530,000	1,147,500
Qwest Corp. Senior Notes 7.88% due 09/01/11	1,425,000	1,414,312
Qwest Corp. Senior Notes 8.38% due 05/01/16*	1,050,000	1,044,750
Qwest Corp. Senior Notes 8.88% due 03/15/12	625,000	634,375
Time Warner Telecom Holdings, Inc. Company Guar. Notes 9.25% due 02/15/14	250,000	250,625

		6,676,442

TELEPHONE-INTEGRATED — 5.0%
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	275,000	220,000
Frontier Communications Corp. Senior Notes 8.25% due 05/01/14	525,000	515,813
Qwest Capital Funding, Inc. Notes 7.25% due 02/15/11	2,925,000	2,859,187
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	428,000	396,970
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	875,000	875,000
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	720,000	597,600
Sprint Capital Corp. Company Guar. Notes 8.38% due 03/15/12	1,095,000	1,049,831
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	4,260,000	3,237,600
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15	1,545,000	1,521,825

		11,273,826

TELEVISION — 0.4%
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	1,465,000	849,700
Paxson Communications Corp. Senior Sec. Notes 7.38% due 01/15/13*(7)(8(10)(18)	3,345,361	25,090
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14†(4)(5)	765,000	3,825
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(4)(5)	785,000	3,925

		882,540

TEXTILE-HOME FURNISHINGS — 0.1%
Mohawk Industries, Inc. Senior Notes 7.20% due 04/15/12	263,000	244,480

THEATERS — 1.0%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	1,293,000	1,183,095
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(3)	1,050,000	1,042,125

		2,225,220

TRANSACTIONAL SOFTWARE — 0.1%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	1,575,000	283,500

TRANSPORT-AIR FREIGHT — 3.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	6,100,446	3,904,286
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20	1,850,920	1,573,282
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	586,827	269,940
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	1,281,640	1,063,761

		6,811,269

TRANSPORT-SERVICES — 0.4%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	700,000	567,000
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	550,000	398,750

		965,750

WIRELESS EQUIPMENT — 0.4%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Notes 7.75% due 05/01/17*	850,000	858,500

TOTAL CORPORATE BONDS & NOTES (cost $225,894,106)		181,908,581

Foreign Corporate Bonds & Notes — 7.5%

BUILDING PRODUCTS-DOORS & WINDOWS — 0.0%
Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15†(4)(5)	165,000	1,650

DIVERSIFIED MANUFACTURING OPERATIONS — 0.3%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	695,000	608,125

DIVERSIFIED MINERALS — 0.2%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 9.00% due 05/01/19	475,000	488,388

FOOD-MEAT PRODUCTS — 0.3%
JBS SA Company Guar. Notes 9.38% due 02/07/11	502,000	451,800
JBS SA Senior Notes 10.50% due 08/04/16*	375,000	300,000

		751,800

INDEPENDENT POWER PRODUCERS — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(2)(4)(12)	4,590,000	4,590

MEDICAL PRODUCTS — 0.5%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 5.01% due 12/01/13(7)	1,520,000	1,064,000
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	395,000	153,062

		1,217,062

MEDICAL-DRUGS — 0.7%
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	1,710,000	1,521,900

METAL PROCESSORS & FABRICATION — 0.0%
International Utility Structures Senior Sub Notes 10.75% due 02/01/08†(1)(2)(4)(12)	3,329,000	0

MULTIMEDIA — 0.2%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	475,000	396,625

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.8%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	725,000	277,313
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	2,585,000	1,389,437
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	75,000	41,250

		1,708,000

OIL-FIELD SERVICES — 0.4%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	1,010,000	782,750

PIPELINES — 0.4%
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.35% due 01/05/11	1,025,000	996,813

PRINTING-COMMERCIAL — 0.0%
Quebecor World Capital Corp. Company Guar. Notes 8.75% due 03/15/16*†(4)(12)	1,840,000	39,100

SATELLITE TELECOM — 2.9%
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.50% due 02/01/15*(3)	2,469,000	2,222,100
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	2,075,000	2,054,250

Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	2,148,000	2,126,520

		6,402,870

SPECIAL PURPOSE ENTITY — 0.1%
Hellas Telecommunications Luxembourg II Sub. Notes 6.88% due 01/15/15*(7)	1,210,000	266,200

TELECOM SERVICES — 0.6%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	1,425,000	954,750
Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*	400,000	416,000

		1,370,750

TRANSPORT-RAIL — 0.1%
TFM SA de CV Senior Notes 9.38% due 05/01/12	350,000	320,250

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $26,527,385)		16,876,873

Loans(13)(14) — 4.6%

BEVERAGES-NON-ALCOHOLIC — 0.1%
Le-Natures, Inc. BTL 9.39% due 03/01/11†(2)(4)(5)(21)	1,200,000	154,000

BUILDING-RESIDENTIAL/COMMERCIAL — 0.1%
TOUSA, Inc. BTL 12.25% due 07/31/13(2)(6)(21)	1,221,156	366,347

CASINO SERVICES — 0.5%
Herbst Gaming, Inc. Tranche 1 12.50% due 12/02/11†(2)(5)(21)	531,033	117,713
Herbst Gaming, Inc. Delayed Draw, Tranche 2 12.50% due 12/02/11†(2)(5)(21)	957,622	212,273
Holding Gaming Borrower LP BTL-B 9.25% due 02/19/13(2)(21)	1,000,000	775,000

		1,104,986

DIVERSIFIED FINANCIAL SERVICES — 1.2%
Wind Acquisition Holdings Finance S.A. BTL 8.39% due 12/21/11(2)(6)(21)	2,142,242	1,756,638
Wind Finance SL S.A 2nd Lien 7.99% due 11/26/14(2)	1,000,000	906,667

		2,663,305

ELECTRIC-INTEGRATED — 0.1%
Texas Competitive Electric Holdings Co. LLC BTL-3 3.97% due 10/10/14(2)(20)(21)	480,076	325,524
Texas Competitive Electric Holdings Co. LLC BTL-3 4.45% due 10/10/14(2)(21)	4,924	3,339

		328,863

FOOD-MISC. — 0.4%
Dole Food Co. BTL-C 7.65% due 04/01/13(2)(21)	678,260	649,057
Dole Food Co. Tranche B 7.96% due 04/12/13(2)(21)	182,030	174,192

		823,249

GAMBLING (NON-HOTEL) — 0.4%
Greektown Holdings LLC Delayed Draw 16.75% due 06/01/09(2)(21)	979,862	840,232

MEDICAL-DRUGS — 0.6%
Triax Pharmaceuticals LLC BTL 14.00% due 08/30/11(1)(2)(19)(21)	1,572,831	1,418,392

MEDICAL-HOSPITALS — 0.9%
Capella Healthcare, Inc. 2nd Lien 13.00% due 02/29/16(2)(21)	1,000,000	890,000
Iasis Healthcare Corp BTL 6.43% due 06/15/14(2)(21)	1,197,155	1,066,066

		1,956,066

OIL-FIELD SERVICES — 0.2%
Stallion Oilfield Service BTL 7.74% due 07/30/12(2)(21)	2,000,000	410,000

THEATERS — 0.1%
AMC Entertainment Holdings, Inc. BTL 6.32% due 06/15/12(2)(21)	583,669	270,433

TOTAL LOANS (cost $16,118,633)		10,335,873

Common Stock — 1.0%

CASINO SERVICES — 0.0%
Capital Gaming International, Inc.†(1)	103	0

CELLULAR TELECOM — 0.1%
iPCS, Inc.†(2)(21)	16,089	233,612

ENERGY-ALTERNATE SOURCES — 0.0%
VeraSun Energy Corp.†(1)(2)	75,000	0

FOOD-MISC. — 0.2%
Wornick Co.†(1)(2)(21)	8,418	420,900

GAMBLING (NON-HOTEL) — 0.2%
Shreveport Gaming Holdings, Inc.†(1)(2)(21)	17,578	339,431

INDEPENDENT POWER PRODUCERS — 0.0%
Mirant Corp.†	5,913	75,272

MEDICAL-DRUGS — 0.0%
Triax Pharmaceuticals LLC†(1)(2)(15)(21)	128,418	53,936

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.0%
Critical Care Systems International, Inc.†(1)(2)(21)	70,165	702

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.5%
EXCO Resources, Inc.†	92,971	1,095,198
Transmeridian Exploration, Inc.†	119	3

		1,095,201

TOTAL COMMON STOCK (cost $3,738,144)		2,219,054

Preferred Stock — 0.1%

MEDICAL-DRUGS — 0.1%
Triax Pharmaceuticals LLC, Class 14.70%(1)(2)(15)(21)	39,177	78,353

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.0%
Transmeridian Exploration, Inc. 15.00%(1)(6)	7,922	63,376

TOTAL PREFERRED STOCK (cost $787,199)		141,729

Warrants — 0.0%†

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)(1)	44,885	449

TELECOM SERVICES — 0.0%
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)(1)(2)	3,500	0

TOTAL WARRANTS (cost $131,987)		449

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $276,098,392)		211,908,709

Repurchase Agreement — 3.5%

State Street Bank & Trust Co. Joint Repurchase Agreement (cost $7,840,000)(16)	$7,840,000	7,840,000

TOTAL INVESTMENTS (cost $283,938,392) (17)	98.4%	219,748,709
Other assets less liabilities	1.6	3,526,614

NET ASSETS	100.0%	$223,275,323

Bonds & Notes Sold Short — 0.7%

GAMBLING (NON-HOTEL) — 0.7%
Pokagon Gaming Authority Senior Notes 10.37% due 06/15/14 (Proceeds $1,394,000)	$(1,700,000)	$(1,572,500)

BTL - Bank Term Loan

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2009, the aggregate value of these securities was $48,711,445 representing 21.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Fair valued security; see Note 1

(2)	Illiquid security. At April 30, 2009, the aggregate value of these securities was $16,310,006 representing 7.3% of net assets.

(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(4)	Bond in default

(5)	Company has filed for Chapter 11 bankruptcy protection.

(6)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(7)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of April 30, 2009.

(8)	Income may be received in cash or additional bonds at the discretion of the issuer.

(9)	Company has filed for Chapter 7 bankruptcy protection.

(10)	Subsequent to April 30, 2009, the company has filed for Chapter 11 bankruptcy protection.

(11)	Bond is in default of interest and did not pay principal at maturity

(12)	Company has filed bankruptcy in country of issuance.

(13)	The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(14)	Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)	Consists of more than one type of securities traded together as a unit.

(16)	See Note 2 for details of Joint Repurchase Agreements.

(17)	See Note 4 for cost of investments on a tax basis.

(18)	Security is in default of interest subsequent to April 30, 2009.

(19)	A portion of the interest is paid in the form of additional bonds.

(20)	Loan is subject to an unfunded loan commitment. See Note 6 for details.

(21)	To the extent permitted by the Statement of Additional Information, the High-Yield Bond Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2009, the High-Yield Bond Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

AMC Entertainment Holdings, Inc.
6.32% due 06/15/12
Loan Agreement	6/8/07	$500,000	$488,058
	9/15/07	13,813	13,813
	12/15/07	13,767	15,007
	3/17/08	13,324	13,324
	6/15/08	10,665	10,665
	9/25/08	10,842	12,417
	12/19/08	11,116	11,676
	03/24/09	10,142	10,142

		583,669	575,102	$270,433	$46.33	0.12%
Capella Healthcare, Inc.
13.00% due 02/29/16
Loan Agreement	3/11/08	1,000,000	990,887	890,000	89.00	0.40%

Critical Care Systems International, Inc. Common Stock	6/26/06	70,165	583,324	702	0.01	0.00%

Dole Food Co.
7.65% due 04/01/13
Loan Agreement	11/26/07	678,260	643,541	649,057	95.69	0.29%

Dole Food Co.
7.96% due 04/12/13
Loan Agreement	11/26/07	182,030	172,705	174,192	95.69	0.08%

Greektown Holdings LLC
16.75% due 06/01/09
Loan Agreement	06/06/08	82,642	83,100
	06/06/08	89,634	90,665
	08/06/08	225,647	223,798
	08/11/08	118,762	118,762
	10/08/08	74,505	74,505
	11/05/08	89,259	89,259
	12/16/08	101,465	101,466
	12/30/08	70,932	70,932
	02/04/09	47,998	47,998
	02/20/09	69,807	69,807
	02/28/09	931	931
	04/06/09	4,259	4,259
	04/30/09	4,021	4,021

		979,862	979,503	840,232	85.75	0.38%

Herbst Gaming, Inc.
12.50% due 12/02/11
Loan Agreement	3/26/08	184,265	158,214
	3/26/08	173,384	134,359
	3/28/08	173,384	123,536

		531,033	416,109	117,713	22.17	0.05%

Herbst Gaming, Inc.
12.50% due 12/02/11
Loan Agreement	3/26/08	49,019	46,847
	3/26/08	746,541	606,686
	3/28/08	51,892	37,501
	9/26/08	110,170	93,217

		957,622	784,251	212,273	22.17	0.10%

Holding Gaming Borrower LP
9.25% due 02/19/13
Loan Agreement	8/16/08	1,000,000	947,000	775,000	77.50	0.35%

Iasis Healthcare Corp.
6.43% due 06/15/14
Loan Agreement	4/13/07	1,000,000	986,906
	8/15/07	26,516	26,937
	10/31/07	27,834	27,834
	1/26/08	28,397	28,397
	4/30/08	23,502	23,502
	7/31/08	22,825	23,224
	10/26/08	23,208	23,617
	1/28/09	25,508	25,509
	4/30/09	19,365	19,365

		1,197,155	1,185,291	1,066,066	89.05	0.48%

ICO North America, Inc.
7.50% due 08/15/09	8/11/05	1,125,000	1,125,000
	2/15/08	47,000	47,000
	9/12/08	49,000	49,000
	2/27/09	51,000	51,000

		1,272,000	1,272,000	254,400	20.00	0.11%

iPCS, Inc.
Common Stock	7/20/04	16,089	244,071	233,612	14.52	0.10%

Le-Natures, Inc.
9.39% due 03/01/11
Loan Agreement	9/26/06	1,200,000	1,200,000	154,000	12.83	0.07%

Shreveport Gaming Holdings, Inc.
Common Stock	7/21/05	2,402	55,294
	7/29/05	15,176	349,393

		17,578	404,687	339,431	19.31	0.15%

Southern Energy, Inc.
7.90% due 07/15/09	1/10/06	4,750,000	0	0	0.00	0.00%

Stallion Oilfield Service
7.74% due 07/30/12
Loan Agreement	7/18/07	1,000,000	994,627
	12/4/07	1,000,000	957,200

		2,000,000	1,951,827	410,000	20.50	0.18%

Texas Competitive Electric Holdings Co., Inc.
3.97% due 10/10/14
Loan Agreement	11/11/08	480,076	480,076	325,524	67.81	0.15%

Texas Competitive Electric Holdings Co., Inc.
4.45% due 10/10/14
Loan Agreement	3/31/09	4,924	4,924	3,339	67.81	0.00%

TOUSA, Inc.
12.25% due 07/31/13
Loan Agreement	10/11/07	1,022,829	931,684
	1/29/08	11,293	14,571
	3/14/08	10,700	14,171
	4/9/08	26,285	26,285
	6/30/08	37,503	37,503
	10/07/08	39,014	39,014
	01/15/09	37,728	37,728
	03/31/09	35,804	35,804

		1,221,156	1,136,760	366,347	30.00	0.16%

Triax Pharmaceuticals LLC
14.00% due 08/30/11
Loan Agreement	8/31/07	1,500,000	1,393,239
	10/31/07	3,875	22,599
	1/24/08	11,404	11,404
	4/16/08	11,239	11,239
	7/1/08	11,449	11,449
	10/01/08	11,534	11,534

	1/05/09	11,751	11,751
	4/01/09	11,579	11,579

		1,572,831	1,484,794	1,418,392	90.18	0.64%

Triax Pharmaceuticals LLC
Common Stock	8/31/07	128,418	53,936	53,936	0.42	0.02%

Triax Pharmaceuticals LLC Class C 14.70%
Preferred Stock	8/31/07	39,177	78,353	78,353	2.00	0.04%

Wind Acqusition Holdings Finance S.A.
8.39% due 12/21/11
Loan Agreement	2/27/07	206,305	205,977
	3/6/07	206,305	206,186
	3/15/07	412,610	413,686
	3/19/07	206,305	206,343
	6/21/07	412,749	417,783
	8/15/07	32,877	26,162
	10/18/07	47,602	47,602
	11/1/07	300,000	302,862
	1/18/08	58,098	58,098
	4/18/08	53,312	53,312
	7/18/08	48,862	48,862
	10/20/08	52,013	51,852
	01/20/09	61,180	61,180
	04/20/09	44,024	44,024

		2,142,242	2,143,929	1,756,638	82.00	0.79%

Wornick Co.
Common Stock	8/08/08	8,418	1,113,241	420,900	50.00	0.19%

				$10,810,540		4.85%

(22)	Bond is in default and did not pay principal at maturity subsequent to April 30, 2009.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
TOTAL RETURN BOND PORTFOLIO
Portfolio of Investments — April 30, 2009
(unaudited)

Asset Backed Securities — 4.1%	Shares/ Principal Amount**	Market Value (Note 1)

DIVERSIFIED FINANCIAL SERVICES — 4.1%
Access Group, Inc. Student Loan Backed Note Series 2008-1, Class A 2.39% due 10/27/25(1)	$580,624	$537,079
Bear Stearns Asset Backed Securities Trust Series 2006-SD3, Class 1A-1A 5.50% due 08/25/36	703,330	379,856
Bear Stearns Commercial Mtg. Securities Series 1999-CLF1, Class A3 7.00% due 05/20/30(2)	398,410	406,074
Chase Issuance Trust Series 2008-A13, Class A13 2.82% due 09/15/15(1)	1,400,000	1,333,504
Credit-Based Asset Servicing and Securitization LLC Series 2006-CB9, Class A1 0.50% due 11/25/36(1)	70,227	59,609
Ford Credit Auto Owner Trust Series 2008-C, Class A2B 1.35% due 01/15/11(1)	680,865	678,120
Ford Credit Auto Owner Trust Series 2008-B, Class A2 1.65% due 12/15/10(1)	608,599	607,770
Franklin Auto Trust Series 2008-A, Class A3 2.03% due 06/20/12(1)	900,000	854,463
GS Mtg. Securities Corp. II Series 2001-ROCK, Class A2 6.62% due 05/03/18*(2)	300,000	322,557
GSR Mtg. Loan Trust Series 2005-AR6, Class 2A1 4.51% due 09/25/35(2)	304,554	233,329
Harborview Mtg. Loan Trust Series 2006-12, Class 2A-2A 0.64% due 01/19/38(2)	726,217	259,301
Prime Mtg. Trust Series 2006-1, Class 1A1 5.50% due 06/25/36(2)	884,127	509,202
Residential Asset Securitization Trust Series 2003-A8, Class A2 0.79% due 10/25/18(1)(2)	505,974	414,069
SLM Student Loan Trust Series 2008-9, Class A 2.59% due 04/25/23(1)	2,553,769	2,548,019
SLM Student Loan Trust Series 2007-2, Class A2 1.09% due 07/25/17(1)	500,000	478,654
SLM Student Loan Trust Series 2008-7, Class A1 1.49% due 04/25/10(1)	342,423	339,674
South Carolina Student Loan Corp. Series 2008-1, Class A1 1.76% due 09/02/14(1)	365,167	360,639
Wachovia Bank Commercial Mtg. Trust Series 2006-C29, Class A4 5.31% due 11/15/48(2)	1,000,000	786,924
WaMu Mtg. Pass Through Certs. Series 2005-AR13, Class A1A1 0.73% due 10/25/45(1)(2)	365,201	171,775

TOTAL ASSET BACKED SECURITIES (cost $11,459,749)		11,280,618

Corporate Bonds & Notes — 20.2%

AUTO-CARS/LIGHT TRUCKS — 0.4%
Daimler Finance North America LLC Notes 4.88% due 06/15/10	1,000,000	992,533
Daimler Finance North America LLC Company Guar. Bonds 5.75% due 09/08/11	100,000	98,230

		1,090,763

BANKS-COMMERCIAL — 1.7%
KeyBank NA Sub. Notes 7.41% due 10/15/27	650,000	535,338
National City Bank Senior Notes 1.38% due 06/18/10(1)	500,000	480,844
UBS AG Stamford Branch Senior Notes 2.22% due 06/19/10(1)	900,000	884,820
Unicredito Italiano NY Notes 1.16% due 05/18/09(1)	500,000	499,980
Wachovia Bank NA Sub. Notes 1.65% due 03/15/16(1)	3,600,000	2,253,585

		4,654,567

BANKS-SUPER REGIONAL — 1.2%
Bank of America Corp. Senior Notes 5.65% due 05/01/18	2,000,000	1,628,140
JPMorgan Chase Bank NA Sub. Notes 1.66% due 06/13/16(1)	600,000	423,255
KeyCorp Senior Notes 6.50% due 05/14/13	1,000,000	950,127
Wachovia Corp. Senior Notes 5.30% due 10/15/11	400,000	402,532

		3,404,054

BEVERAGES-NON-ALCOHOLIC — 0.9%
PepsiCo, Inc. Senior Notes 7.90% due 11/01/18	2,000,000	2,413,746

COMPUTERS — 0.6%
Hewlett-Packard Co. Notes 1.38% due 06/15/10(1)	700,000	696,912
International Business Machines Corp. Senior Notes 1.65% due 07/28/11(1)	1,100,000	1,091,206

		1,788,118

DIVERSIFIED BANKING INSTITUTIONS — 4.9%
Bank of America Corp. Senior Notes 5.75% due 12/01/17	1,600,000	1,307,130
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	1,700,000	1,521,530

Citigroup, Inc. Senior Notes 6.13% due 11/21/17		2,400,000	1,978,737
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18		700,000	680,563
Morgan Stanley Sub. Notes 4.75% due 04/01/14		100,000	84,531
Morgan Stanley Senior Notes 6.00% due 04/28/15		1,800,000	1,700,305
Morgan Stanley Senior Notes 6.63% due 04/01/18		3,200,000	3,045,309
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18		2,300,000	2,134,559
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18		1,200,000	1,131,875

			13,584,539

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/57(1)		600,000	365,088
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39		600,000	470,123

			835,211

ELECTRIC-INTEGRATED — 1.3%
Constellation Energy Group, Inc. Senior Notes 7.00% due 04/01/12		1,000,000	1,005,340
Dominion Resources, Inc. Senior Notes 2.37% due 06/17/10(1)		800,000	779,028
FPL Group Capital, Inc. Company Guar. Notes 2.20% due 06/17/11(1)		800,000	735,211
Southern Co. Senior Notes 1.95% due 08/20/10(1)		1,200,000	1,198,581

			3,718,160

FINANCE-COMMERCIAL — 0.7%
Caterpillar Financial Services Corp. Senior Notes 1.98% due 06/24/11(1)		900,000	851,006
CIT Group, Inc. Senior Notes 1.39% due 06/08/09(1)		200,000	192,778
CIT Group, Inc. Senior Notes 4.25% due 09/22/11	EUR	1,000,000	833,552

			1,877,336

FINANCE-CONSUMER LOANS — 0.7%
John Deere Capital Corp. Senior Notes 2.04% due 06/10/11(1)		1,300,000	1,248,928
SLM Corp. Senior Notes 1.32% due 10/25/11(1)		500,000	338,284
SLM Corp. Senior Notes 4.75% due 03/17/14	EUR	600,000	404,869

			1,992,081

FINANCE-CREDIT CARD — 1.1%
American Express Credit Corp. Senior Notes 5.88% due 05/02/13		3,100,000	3,054,024

FINANCE-INVESTMENT BANKER/BROKER — 3.1%
Lehman Brothers Holdings, Inc. Senior Notes 6.88% due 05/02/18†(3)(4)		1,000,000	148,750
Merrill Lynch & Co., Inc. Senior Notes 1.45% due 02/05/10(1)		900,000	862,634
Merrill Lynch & Co., Inc. Senior Notes 2.15% due 05/30/14	EUR	200,000	183,180
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18		1,900,000	1,601,197
Morgan Stanley Senior Notes 6.60% due 04/01/12		900,000	915,660
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15		400,000	370,530
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17		900,000	876,039
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18		1,300,000	1,327,583
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17		300,000	283,719
The Goldman Sachs Group, Inc. Senior Notes 6.88% due 01/15/11		1,800,000	1,885,642

			8,454,934

INSURANCE-LIFE/HEALTH — 0.2%
Pricoa Global Funding I Notes 1.14% due 01/30/12*(1)		500,000	375,008
Pricoa Global Funding I Notes 1.43% due 09/27/13*(1)		400,000	268,901

			643,909

INTERNET CONNECTIVITY SERVICES — 0.0%
Rhythms Netconnections, Inc. Senior Notes 13.50% due 05/15/08†(7)(9)		1,700,000	0
Rhythms Netconnections, Inc. Senior Notes 14.00% due 02/15/10†(7)(9)		400,000	0

			0

MEDICAL-DRUGS — 0.4%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38		1,000,000	1,030,255

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.3%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	1,000,000	959,704

METAL-ALUMINUM — 0.2%
Alcoa, Inc. Senior Notes 6.00% due 07/15/13	500,000	446,380

MISCELLANEOUS MANUFACTURING — 0.0%
Propex Fabrics, Inc. Company Guar. Notes 10.00% due 12/01/12(3)(4)	205,000	256

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.4%
Pemex Project Funding Master Trust Company Guar. Notes 9.13% due 10/13/10	1,130,000	1,209,100

PRINTING-COMMERCIAL — 0.4%
R.R. Donnelley & Sons, Co. Notes 11.25% due 02/01/19(10)	1,100,000	993,639

SPECIAL PURPOSE ENTITIES — 0.4%
Barnett Capital Trust III Notes 1.80% due 02/01/27(1)	2,700,000	867,154
CA FM Lease Trust Senior Notes 8.50% due 07/15/17*(9)	143,144	147,648

		1,014,802

TELEPHONE-INTEGRATED — 0.4%
AT&T Corp. Senior Notes 8.00% due 11/15/31	1,000,000	1,130,781

TOBACCO — 0.2%
Reynolds American, Inc. Company Guar. 7.25% due 06/01/13	500,000	490,687

TRANSPORT-SERVICES — 0.4%
Ryder System, Inc. Senior Notes 7.20% due 09/01/15	1,200,000	1,063,236

TOTAL CORPORATE BONDS & NOTES (cost $59,094,653)		55,850,282

Foreign Corporate Bonds & Notes — 11.9%

BANKS-COMMERCIAL — 6.4%
ANZ National International, Ltd./New Zealand Company Guar. Notes 6.20% due 07/19/13*	1,000,000	998,388
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(1)(5)	1,100,000	538,219
BNP Paribas Jr. Sub. Notes 7.20% due 06/25/37*(1)(5)	1,000,000	648,250
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	1,000,000	880,422
ING Bank NV Government Guar. Notes 2.63% due 02/05/12*	4,100,000	4,091,917
National Australia Bank Ltd. Senior Notes 5.35% due 06/12/13*	1,800,000	1,687,321
Royal Bank of Scotland Group PLC Bonds 6.99% due 10/05/17*(1)(5)	1,200,000	486,000
Swedbank AB Government Guar. Notes 2.80% due 02/10/12*	5,000,000	5,013,363
Swedbank AB Government Guar. Notes 3.00% due 12/22/11*	2,200,000	2,223,961
UBS AG Notes 5.75% due 04/25/18	1,300,000	1,124,267

		17,692,108

BANKS-MONEY CENTER — 0.5%
Deutsche Bank AG (London) Notes 4.88% due 05/20/13	1,300,000	1,290,970

BANKS-SPECIAL PURPOSE — 0.8%
Export-Import Bank of Korea Senior Notes 8.13% due 01/21/14	2,200,000	2,323,213

DIVERSIFIED FINANCIAL SERVICES — 0.2%
Citigroup Funding, Inc. (Rosselkhozbank Bond Credit Linked Security) 5.43% due 02/24/10(7)(9)	465,000	445,303

ELECTRIC-INTEGRATED — 0.9%
Electricite de France Notes 6.50% due 01/26/19*	2,200,000	2,368,230

FINANCE-INVESTMENT BANKER/BROKER — 1.1%
Macquarie Bank, Ltd. Government Guar. Notes 4.10% due 12/17/13*	3,100,000	3,118,765

OIL COMPANIES-INTEGRATED — 0.1%
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	400,000	336,066

PAPER & RELATED PRODUCTS — 0.2%
Pindo Deli Finance BV Company Guar. Bonds zero coupon due 04/28/27*(9)	1,743,170	87,159
Pindo Deli Finance BV Company Guar. Notes 3.05% due 04/28/15*(1)(9)	73,261	40,293
Pindo Deli Finance BV Company Guar. Notes 3.05% due 04/28/18*(1)(9)	432,197	108,049
Tjiwi Kimia Finance BV Company Guar. Notes zero coupon due 04/28/27*(9)	724,965	36,248
Tjiwi Kimia Finance BV Company Guar. Notes 3.05% due 04/28/15(1)	195,908	107,749
Tjiwi Kimia Finance BV Company Guar. Notes 3.09% due 04/28/18*(1)(9)	293,490	73,373

		452,871

SPECIAL PURPOSE ENTITIES — 0.5%
Pearson Dollar Finance Two PLC Company Guar. Notes 5.50% due 05/06/13*	1,100,000	1,054,651

TransCapitalInvest Ltd. for OJSC AK Transneft Notes 8.70% due 08/07/18*	300,000	263,235

		1,317,886

SPECIFIED PURPOSE ACQUISITIONS — 0.0%
Murrin Murrin Holdings Property, Ltd. Bonds 9.38% due 08/31/30†(7)	600,000	60

SUGAR — 0.7%
Tate & Lyle International Finance PLC Company Guar. Notes 6.63% due 06/15/16	2,300,000	1,950,303

TELEPHONE-INTEGRATED — 0.5%
British Telecommunications PLC Senior Notes 5.95% due 01/15/18	1,700,000	1,417,382

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $34,247,376)		32,713,157

Foreign Government Agencies — 0.8%

SOVEREIGN — 0.8%
Republic of Bulgaria Bonds 8.25% due 01/15/15	310,000	324,914
Russian Federation Bonds 7.50% due 03/31/30*(6)	376	365
United Mexican States Notes 5.95% due 03/19/19	1,900,000	1,890,500

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $2,245,182)		2,215,779

Municipal Bonds & Notes — 1.2%

U.S. MUNICIPAL BONDS & NOTES — 1.2%
Chicago Transit Authority Bond Series A 6.90% due 12/01/40	800,000	799,488
Chicago Transit Authority Bond Series B 6.90% due 12/01/40	900,000	899,424
Ohio Housing Finance Agency Bond Series F 6.04% due 09/01/17	480,000	456,758
Washington State Bond Series E 5.00% due 02/01/34	1,000,000	1,021,590

TOTAL U.S. MUNICIPAL BONDS & NOTES (cost $3,171,281)		3,177,260

U.S. Government Agencies — 95.1%

FEDERAL HOME LOAN MTG. CORP. — 2.4%
5.00% due 02/01/36	3,902,599	4,022,494
FEDERAL HOME LOAN MTG. CORP. REMIC
Series 3346, Class FA 0.68% due 02/15/19(2)	1,204,530	1,175,854
Series T-62, Class 1A1 2.83% due 10/25/44(1)(2)	210,892	200,109
Series T-61, Class 1A1 3.03% due 07/25/44(1)(2)	1,181,622	1,137,758

		6,536,215

FEDERAL NATIONAL MTG. ASSOC. — 61.7%
4.50% due 02/01/38	954,363	972,270
5.00% due 09/01/35	529,401	546,824
5.00% due 02/01/37	3,000,002	3,088,718
5.00% due 02/01/38	84,513	87,012
5.00% due 03/01/38	294,296	302,999
5.00% due 07/01/38	500,001	514,787
5.00% due 11/01/38	143,587	147,834
5.00% due May TBA	5,400,000	5,553,565
5.09% due 06/01/35	655,360	675,959
5.50% due 10/01/36	525,154	544,816
5.50% due 05/01/37	4,163,610	4,318,197
5.50% due 06/01/37	744,535	772,178
5.50% due 07/01/37	4,000,002	4,148,515
5.50% due 09/01/37	999,999	1,037,127
5.50% due 12/01/37	7,179,540	7,446,104
5.50% due 03/01/38	22,522	23,357
5.50% due 05/01/38	2,304,604	2,390,093
5.50% due 07/01/38	1,432,924	1,486,045
5.50% due 08/01/38	894,652	927,819
5.50% due 09/01/38	4,857,022	5,037,082
5.50% due 10/01/38(11)	28,664,109	29,749,282
5.50% due 11/01/38	14,000,008	14,519,803
5.50% due 12/01/38	4,720,294	4,895,285
5.50% due May TBA	9,500,000	9,841,411
5.50% due June TBA	51,000,000	52,705,338
6.00% due May TBA	6,000,000	6,271,872
6.00% due June TBA	12,000,000	12,513,744

		170,518,036

GOVERNMENT NATIONAL MTG. ASSOC. — 29.4%
6.00% due 08/15/31	4,660	4,908
6.00% due 11/15/32	4,895	5,161
6.00% due 10/15/33	6,973	7,326
6.00% due 11/15/33	5,592	5,875
6.00% due 05/15/35	237,344	248,390
6.00% due 01/15/36	72,479	75,716
6.00% due 02/15/36	36,927	38,576
6.00% due 07/15/36	18,518	19,345
6.00% due 08/15/36	66,835	69,821
6.00% due 09/15/36	542,572	566,806
6.00% due 02/15/37	429,634	449,093
6.00% due 04/15/37	80,368	83,921
6.00% due 05/15/37	37,082	38,762
6.00% due 06/15/37	1,621,570	1,694,660
6.00% due 07/15/37	86,375	90,288
6.00% due 09/15/37	753,395	787,517
6.00% due 11/15/37	2,508,542	2,622,157
6.00% due 12/15/37	858,000	896,755
6.00% due 01/15/38	454,950	475,130
6.00% due 02/15/38	75,353	78,695
6.00% due 03/15/38	1,478,101	1,543,659
6.00% due 04/15/38	230,226	240,437
6.00% due 05/15/38	870,579	909,192
6.00% due 07/15/38	1,003,705	1,048,222
6.00% due 08/15/38	11,650,819	12,167,571
6.00% due 09/15/38	5,243,631	5,476,204
6.00% due 10/15/38	9,557,475	9,985,415
6.00% due 11/15/38	2,850,971	2,977,421
6.00% due 12/15/38	3,535,362	3,692,146
6.00% due 01/15/39	127,090	132,726
6.00% due May TBA	27,500,000	28,685,937
6.50% due 06/15/38	1,192,906	1,255,881
6.50% due 07/15/38	1,393,780	1,467,359
6.50% due 08/15/38	573,231	603,493
6.50% due 10/15/38	115,563	121,857
6.50% due 11/15/38	2,383,218	2,509,030

		81,075,452

SOVEREIGN — 1.6%
Overseas Private Investment Corp. Bonds 4.00% due 09/20/13	2,192,079	2,246,632
Overseas Private Investment Corp. Notes 5.75% due 04/15/14(7)	2,100,000	2,226,000

		4,472,632

TOTAL U.S. GOVERNMENT AGENCIES (cost $259,863,117)		262,602,335

U.S. Government Treasuries — 13.1%

UNITED STATES TREASURY BONDS — 12.8%
2.00% due 01/15/26 TIPS(12)	534,465	500,393
2.13% due 01/15/19 TIPS(12)	3,162,112	3,300,455
2.38% due 01/15/17 TIPS(12)	2,212,014	2,315,010
2.38% due 01/15/25 TIPS(12)	1,463,189	1,450,843
2.50% due 01/15/29 TIPS(12)	2,964,480	3,017,283
5.00% due 05/15/37	600,000	692,625
5.25% due 02/15/29	1,300,000	1,499,875
6.00% due 02/15/26	1,600,000	1,989,501
7.25% due 08/15/22	5,600,000	7,558,253
7.50% due 11/15/16	1,200,000	1,568,156
7.88% due 02/15/21	100,000	139,500
8.00% due 11/15/21	1,200,000	1,702,874
8.13% due 08/15/19	3,700,000	5,186,360
8.75% due 05/15/17	1,500,000	2,105,275
8.88% due 08/15/17	1,600,000	2,270,000

		35,296,403

UNITED STATES TREASURY NOTES — 0.3%
8.50% due 02/15/20	600,000	864,937

TOTAL U.S. GOVERNMENT TREASURIES (cost $36,384,033)		36,161,340

Common Stock — 0.0%

COMMUNICATIONS SOFTWARE — 0.0%
Ventelo GmbH†(7)	11,286	0

ELECTRIC-INTEGRATED — 0.0%
PNM Resources, Inc.	63	537

TELECOM EQUIPMENT-FIBER OPTICS — 0.0%
Viatel Holding Bermuda Ltd.	2	1

TELEPHONE-INTEGRATED — 0.0%
XO Holdings, Inc.(9)	682	211

TOTAL COMMON STOCK (cost $418,866)		749

Membership Interest Certificates — 0.0%

ELECTRIC-INTEGRATED — 0.0%
SW Acquisition†(7)(9) (cost $0)	1	6

Warrants† — 0.0%

BANKS-COMMERCIAL — 0.0%
Central Bank of Nigeria Expires 11/15/20 (strike price $250.00)(7)	750	78,750

TELEPHONE-INTEGRATED — 0.0%
XO Holdings, Inc., Series A Expires 01/16/10 (strike price $6.25)(9)	1,369	11
XO Holdings, Inc., Series B Expires 01/16/10 (strike price $7.50)(9)	1,027	1
XO Holdings, Inc., Series C Expires 01/16/10 (strike price $10.00)(9)	1,027	1

		13

TOTAL WARRANTS (cost $0)		78,763

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $406,884,257)		404,080,289

Short-Term Investment Securities — 2.5%

U.S. GOVERNMENT AGENCY — 0.4%
Federal Home Loan Bank 0.40% due 05/01/09	1,000,000	1,000,000

SPECIAL PURPOSE ENTITY — 1.2%
State of Illinois 4.50% due 06/24/09	3,300,000	3,302,392

U.S. GOVERNMENT TREASURY BILLS — 1.3%
0.07% due 05/21/09	1,230,000	1,229,952
0.15% due 05/07/09	1,050,000	1,049,995
0.15% due 05/21/09	30,000	30,000
0.16% due 05/14/09	1,210,000	1,209,943
0.80% due 06/04/09	290,000	289,937

		3,809,827

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $8,112,219)		8,112,219

Repurchase Agreement — 1.2%

Agreement with Credit Suisse Securities LLC, bearing interest at 0.18%, dated 04/30/09, to be repurchased 05/01/09 in the amount of $3,200,016 and collateralized by Federal National Mtg. Assoc. Bonds, bearing interest at 6.00% due 05/15/11 and having an approximate value of $3,282,630 (cost $3,200,000)	3,200,000	3,200,000

TOTAL INVESTMENTS (cost $418,196,476) (8)	150.5%	415,392,508
Liabilities in excess of other assets	(50.5)	(139,310,845)

NET ASSETS	100.0%	$276,081,663

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2009, the aggregate value of these securities was $23,951,901 representing 8.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	Denominated in United States Dollars unless otherwise indicated.

†	Non-income producing security

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of April 30, 2009.

(2)	Collateralized Mortgage Obligation

(3)	Bond in default

(4)	Company has filed for Chapter 11 bankruptcy protection.

(5)	Perpetual maturity — maturity date reflects the next call date.

(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(7)	Fair valued security; see Note 1

(8)	See Note 4 for cost of investments on a tax basis.

(9)	Illiquid Security. At April 30, 2009, the aggregate value of these securities was $938,297 representing 0.3% of net assets.

(10)	Subsequent to April 30, 2009, the company has filed for Chapter 11 bankruptcy protection.

(11)	The security or portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(12)	Principal amount of security adjusted for inflation.

EUR —	Euro Dollar

REMIC—	Real Estate Mortgage Investment Conduit

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS —	Treasury Inflation Protected Security
Written Put Options

						Unrealized
		Strike	Number of	Premiums	Market Value	Appreciation/
Issue	Contract Month	Price	Contracts	Received	at 04/30/09	Depreciation

September 2009 Eurodollar Futures	September 2009	$98.50	7	$17,500	$788	$1,400

Open Futures Contracts
				Market
			Market	Value as of	Unrealized
Number of		Expiration	Value at	April 30,	Appreciation
Contracts	Description	Date	Trade Date	2009	(Depreciation)
20 Long	Euro-Bobl Futures	June 2009	$14,776	$8,421	$(6,355)
68 Long	Euro-Bund	June 2009	191,716	109,261	(82,455)
4 Long	U.S. Treasury 2 Year Notes	June 2009	865,124	870,188	5,064
85 Long	90 Day Euro Dollar Futures	September 2009	20,932,871	21,038,563	105,692
36 Long	90 Day Sterling Futures	September 2009	78,403	241,134	162,731
87 Long	90 Day Euro Dollar Futures	December 2009	21,457,507	21,490,088	32,581
128 Long	90 Day Sterling Futures	December 2009	215,650	663,243	447,593
265 Long	90 Day Euro Dollar Futures	March 2010	64,195,300	65,372,187	1,176,887
20 Long	90 Day Sterling Futures	June 2010	2,810	8,641	5,831
155 Long	3 Month Euro Dollar EURIBOR Interest Rate Futures	September 2010	16,913	68,938	52,025
19 Long	90 Day Sterling Futures	September 2010	2,712	8,340	5,628

					$1,905,222

Open Forward Foreign Currency Contracts

	Contract to		In Exchange		Delivery	Gross Unrealized
	Deliver		For		Date	Appreciation

*	EUR	1,985,000	USD	2,630,504	5/14/2009	$4,232
	USD	1,082,663	CNY	7,471,807	9/8/2009	18,660
*	USD	422,828	EUR	320,644	5/14/2009	1,404
*	USD	537,328	GBP	370,944	5/21/2009	11,420
*	USD	539,000	RUB	13,006,707	5/6/2009	7,124

						$42,840

	Contract to		In Exchange		Delivery	Gross Unrealized
	Deliver		For		Date	Depreciation

*	CNY	11,714,254	USD	1,693,668	7/15/2009	$(28,763)
*	GBP	1,262,496	USD	1,858,920	5/21/2009	(8,719)
*	MYR	485,459	USD	132,422	8/12/2009	(3,625)
*	RUB	13,006,070	USD	399,838	5/6/2009	(146,286)
*	USD	1,816,000	CNY	11,714,254	7/15/2009	(93,569)
*	USD	150,714	MYR	534,717	8/12/2009	(862)

						(281,824)

Net Unrealized Appreciation (Depreciation)						$(238,984)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.
CNY — Yuan Renminbi

EUR — Euro Dollar

GBP — British Pound

MYR — Malaysian Ringgit

RUB — New Russian Ruble
USD — United States Dollar

Interest Rate Swap Contracts@

				Rates Exchanged
	Notional					Upfront Payments
	Amount			Payments received by the	Payments made by	made (Received)	Gross Unrealized
Swap Counterparty	(000’s)		Termination Date	Portfolio	the Portfolio	by the Portfolio	Appreciation

Bank of America NA#	USD	2,000	12/16/10	3.000%	3 month LIBOR	$29,000	$672
Barclays Bank PLC	GBP	22,000	12/19/09	5.000%	6 month LIBOR	(218,506)	860,899
Royal Bank of Scotland PLC	USD	1,200	06/17/24	3 month LIBOR	4.000%	(145,140)	83,150
	USD	200	06/17/29	3 month LIBOR	3.000%	(9,350)	27,155

							$971,876

				Rates Exchanged
	Notional					Upfront Payments
	Amount			Payments received by the	Payments made by	made (Received)	Gross Unrealized
Swap Counterparty	(000’s)		Termination Date	Portfolio	the Portfolio	by the Portfolio	Depreciation

Bank of America NA	USD	1,900	12/17/23	3 month LIBOR	5.000%	$(104,576)	$(223,089)
	USD	800	12/17/28	3 month LIBOR	5.000%	(34,624)	(126,273)
	USD	6,600	12/17/38	3 month LIBOR	5.000%	(565,832)	(1,087,735)
Barclays Bank PLC	USD	1,600	06/17/14	4.000%	3 month LIBOR	118,400	(9,209)
	USD	1,100	12/17/23	3 month LIBOR	5.000%	17,215	(206,916)
	GBP	1,100	06/15/37	6 month LIBOR	4.000%	(4,503)	(30,170)
	USD	600	12/17/38	3 month LIBOR	5.000%	(39,243)	(111,081)
Morgan Stanley	GBP	800	06/15/37	6 month LIBOR	4.000%	(4,361)	(20,856)
Royal Bank of Scotland PLC	USD	2,000	12/17/28	3 month LIBOR	5.000%	(35,796)	(366,445)
	USD	2,000	12/17/38	3 month LIBOR	5.000%	(52,434)	(448,648)

							$(2,630,422)

				Total		$(1,049,750)	$(1,658,546)

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

							Upfront
				Implied Credit			Premiums	Unrealized
	Fixed Deal	Expiration		Spread at April	Notional		Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	30, 2009(3)	Amount(2)	Market Value	(Received)	(Depreciation)

Alcoa, Inc.	(1.200)%	9/20/2013	Barclays Bank PLC	5.9353%	$500,000	$81,056	$0	$81,056
6.000% due 07/15/2013

AmerisourceBergen Corp.	(0.780)%	9/20/2015	Bank of America NA	0.5802%	1,000,000	(11,700)	0	(11,700)
5.875% due 09/15/2015

Bear Stearns Co., Inc.	(1.090)%	3/20/2018	Morgan Stanley Capital Services, Inc.	1.3439%	1,300,000	23,764	0	23,764
7.250% due 02/02/2018

British Telecom PLC	(1.460)%	3/20/2018	Morgan Stanley Capital Services, Inc.	1.8144%	1,600,000	51,013	0	51,013
5.950% due 01/15/2018

Constellation Energy Group	(1.360)%	6/20/2012	Bank of America NA	3.3233%	1,000,000	55,653	0	55,653
7.000% due 04/01/2012

Pearson Dollar Finance Two PLC	(0.610)%	6/20/2013	Barclays Bank PLC	0.6208%	1,100,000	453	0	453
5.500% due 05/06/2013

Reynolds American, Inc.	(1.200)%	6/20/2013	Barclays Bank PLC	2.0498%	500,000	16,003	0	16,003
7.250% due 06/01/2013

R.R. Donnelley & Sons	(3.500)%	3/20/2019	Bank of America NA	3.7283%	1,100,000	16,321	0	16,321
11.250% due 02/01/2019

Ryder System, Inc.	(1.730)%	9/20/2015	Bank of America NA	2.1312%	1,200,000	25,655	0	25,655
7.200% due 09/01/2015

Tate & Lyle International Finance PLC	(1.1500)%	6/20/2016	Barclays Bank PLC	1.4404%	2,300,000	40,453	0	40,453
6.500% due 06/28/2012

UBS AG	(2.200)%	3/20/2014	Barclays Bank PLC	1.8299%	1,000,000	(21,316)	0	(21,316)

2.550% due 04/18/2012
						$277,355	$0	$277,355

Credit Default Swaps on Credit Indicies — Buy Protection (1)

Upfront
				Implied Credit			Premiums	Unrealized
	Fixed Deal	Expiration		Spread at April	Notional		Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	30, 2009(3)	Amount(2)	Market Value(4)	(Received)	(Depreciation)

CDX North American Investment Grade Index	(1.500)%	6/20/2018	Morgan Stanley Capital Services, Inc.	1.7583%	$1,756,800	$34,324	$(20,617)	$54,941

@	Illiquid security

#	Fair valued security; see Note 1

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
BALANCED PORTFOLIO
Portfolio of Investments — April 30, 2009
(unaudited)

	Shares/
Common Stock — 59.1%	Principal	Market Value
	Amount	(Note 1)

AEROSPACE/DEFENSE — 0.2%
Boeing Co.	2,529	$101,286
Northrop Grumman Corp.	1,485	71,800
Raytheon Co.	1,200	54,276

		227,362

AEROSPACE/DEFENSE-EQUIPMENT — 0.6%
Goodrich Corp.	3,400	150,552
United Technologies Corp.	10,637	519,511

		670,063

AGRICULTURAL CHEMICALS — 0.2%
Monsanto Co.	1,152	97,793
Terra Industries, Inc.	1,400	37,100
The Mosaic Co.	1,750	70,788

		205,681

AGRICULTURAL OPERATIONS — 0.4%
Archer-Daniels-Midland Co.	15,950	392,689

AIRLINES — 0.2%
Copa Holdings SA, Class A	5,350	163,977
JetBlue Airways Corp.†	22,000	108,460

		272,437

APPAREL MANUFACTURERS — 0.3%
Polo Ralph Lauren Corp.	3,933	211,753
VF Corp.	2,111	125,119

		336,872

APPLICATIONS SOFTWARE — 1.2%
Microsoft Corp.	65,847	1,334,060

ATHLETIC FOOTWEAR — 0.1%
NIKE, Inc., Class B	2,917	153,055

AUTO-HEAVY DUTY TRUCKS — 0.4%
Navistar International Corp.†	3,000	113,400
PACCAR, Inc.	10,825	383,638

		497,038

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.4%
Johnson Controls, Inc.	23,318	443,275

BANKS-COMMERCIAL — 0.1%
BB&T Corp.	2,039	47,590
TCF Financial Corp.	2,001	27,834

		75,424

BANKS-FIDUCIARY — 0.8%
Northern Trust Corp.	3,750	203,850
State Street Corp.	11,685	398,809
The Bank of New York Mellon Corp.	13,118	334,247

		936,906

BANKS-SUPER REGIONAL — 1.6%
Capital One Financial Corp.	3,305	55,326
Comerica, Inc.	656	13,763
KeyCorp	3,185	19,588
PNC Financial Services Group, Inc.	6,891	273,572
US Bancorp	28,901	526,576
Wells Fargo & Co.	42,984	860,110

		1,748,935

BEVERAGES-NON-ALCOHOLIC — 0.8%
PepsiCo, Inc.	6,803	338,517
The Coca-Cola Co.	12,807	551,342

		889,859

BEVERAGES-WINE/SPIRITS — 0.1%
Constellation Brands, Inc., Class A†	9,550	110,684

BUILDING-RESIDENTIAL/COMMERCIAL — 0.2%
D.R. Horton, Inc.	12,400	161,820
KB Home	5,952	107,553

		269,373

CABLE/SATELLITE TV — 0.2%
Time Warner Cable, Inc.	5,287	170,400

CASINO SERVICES — 0.2%
Bally Technologies, Inc.†	1,300	34,034
International Game Technology	16,380	202,293

		236,327

CHEMICALS-DIVERSIFIED — 0.7%
E.I. du Pont de Nemours & Co.	3,403	94,944
The Dow Chemical Co.	39,934	638,944

		733,888

CHEMICALS-SPECIALTY — 0.1%
Ashland, Inc.	7,500	164,700

COAL — 0.1%
Alpha Natural Resources, Inc.†	4,700	96,256

COATINGS/PAINT — 0.1%
Valspar Corp.	5,800	139,200

COMMERCIAL SERVICES — 0.1%
Alliance Data Systems Corp.†	3,650	152,825

COMMERCIAL SERVICES-FINANCE — 0.2%
Automatic Data Processing, Inc.	1,752	61,670
Paychex, Inc.	4,898	132,295

		193,965

COMPUTER SERVICES — 0.4%
Accenture, Ltd., Class A	14,700	432,621

COMPUTERS — 3.3%
Apple, Inc.†	4,523	569,129
Hewlett-Packard Co.	55,911	2,011,678
International Business Machines Corp.	10,707	1,105,069

		3,685,876

COMPUTERS-MEMORY DEVICES — 0.9%
EMC Corp.†	40,100	502,453
NetApp, Inc.†	10,899	199,452
SanDisk Corp.†	10,627	167,056
Western Digital Corp.†	6,665	156,761

		1,025,722

CONSULTING SERVICES — 0.1%
Watson Wyatt Worldwide, Inc., Class A	2,600	137,930

CONSUMER PRODUCTS-MISC. — 0.1%
Jarden Corp.†	3,650	73,365
Kimberly-Clark Corp.	1,500	73,710

		147,075

CONTAINERS-METAL/GLASS — 0.1%
Silgan Holdings, Inc.	1,600	74,384

CONTAINERS-PAPER/PLASTIC — 0.2%
Rock-Tenn Co., Class A	4,750	179,360

COSMETICS & TOILETRIES — 1.0%
The Procter & Gamble Co.	23,551	1,164,361

CRUISE LINES — 0.2%
Carnival Corp.	1,795	48,250

Royal Caribbean Cruises, Ltd.	14,300	210,639

		258,889

DATA PROCESSING/MANAGEMENT — 0.1%
Broadridge Financial Solutions, Inc.	6,500	125,775

DISPOSABLE MEDICAL PRODUCTS — 0.0%
C.R. Bard, Inc.	392	28,079

DISTRIBUTION/WHOLESALE — 0.2%
Ingram Micro, Inc., Class A†	3,800	55,176
WESCO International, Inc.†	4,850	126,100

		181,276

DIVERSIFIED BANKING INSTITUTIONS — 2.2%
Bank of America Corp.	68,513	611,821
Citigroup, Inc.	21,200	64,660
Morgan Stanley	21,432	506,653
The Goldman Sachs Group, Inc.	9,610	1,234,885

		2,418,019

DIVERSIFIED MANUFACTURING OPERATIONS — 0.9%
Cooper Industries, Ltd., Class A	1,204	39,479
General Electric Co.	49,048	620,457
Parker Hannifin Corp.	6,816	309,106
Trinity Industries, Inc.	2,700	39,447

		1,008,489

E-COMMERCE/PRODUCTS — 0.1%
Amazon.com, Inc.†	1,308	105,320

ELECTRIC PRODUCTS-MISC. — 0.1%
Emerson Electric Co.	3,057	104,060

ELECTRIC-INTEGRATED — 2.0%
American Electric Power Co., Inc.	18,357	484,258
Consolidated Edison, Inc.	13,519	501,961
Dominion Resources, Inc.	11,600	349,856
Edison International	3,328	94,881
Entergy Corp.	816	52,852
Exelon Corp.	4,131	190,563
FirstEnergy Corp.	1,736	71,002
FPL Group, Inc.	1,468	78,964
NV Energy, Inc.	11,633	119,238
PG&E Corp.	5,671	210,508
Public Service Enterprise Group, Inc.	4,487	133,892

		2,287,975

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.0%
Broadcom Corp., Class A†	9,982	231,483
Intel Corp.	7,550	119,139
Intersil Corp., Class A	4,000	46,400
LSI Corp.†	28,565	109,690
National Semiconductor Corp.	25,612	316,820
ON Semiconductor Corp.†	10,050	54,471
Xilinx, Inc.	12,867	263,001

		1,141,004

ELECTRONIC FORMS — 0.1%
Adobe Systems, Inc.†	2,245	61,401

ELECTRONICS-MILITARY — 0.1%
L-3 Communications Holdings, Inc.	2,100	159,915

ENGINEERING/R&D SERVICES — 0.2%
Fluor Corp.	702	26,585
The Shaw Group, Inc.†	2,400	80,472
URS Corp.†	2,600	114,556

		221,613

ENTERPRISE SOFTWARE/SERVICE — 0.7%
BMC Software, Inc.†	3,670	127,239
CA, Inc.	17,150	295,837
Oracle Corp.	9,596	185,587
Sybase, Inc.†	4,109	139,542

		748,205

FINANCE-CONSUMER LOANS — 0.1%
SLM Corp.†	11,400	55,062

FINANCE-CREDIT CARD — 0.1%
American Express Co.	5,162	130,186

FINANCE-INVESTMENT BANKER/BROKER — 0.2%
Knight Capital Group, Inc., Class A†	4,000	61,960
TD Ameritrade Holding Corp.†	11,304	179,847

		241,807

FINANCE-OTHER SERVICES — 0.1%
CME Group, Inc.	274	60,650

FOOD-DAIRY PRODUCTS — 0.1%
Dean Foods Co.†	6,250	129,375

FOOD-MISC. — 0.8%
General Mills, Inc.	13,289	673,619
H.J. Heinz Co.	4,300	148,006
Kraft Foods, Inc., Class A	4,154	97,204

		918,829

FOOD-RETAIL — 0.5%
Safeway, Inc.	19,287	380,918
SUPERVALU, Inc.	2,297	37,556
The Kroger Co.	5,250	113,505

		531,979

FOOD-WHOLESALE/DISTRIBUTION — 0.4%
Sysco Corp.	18,133	423,043

HOTELS/MOTELS — 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	1,951	40,698
Wyndham Worldwide Corp.	14,900	174,032

		214,730

INDEPENDENT POWER PRODUCERS — 0.1%
Mirant Corp.†	10,548	134,276

INDUSTRIAL AUTOMATED/ROBOTIC — 0.0%
Rockwell Automation, Inc.	1,563	49,375

INDUSTRIAL GASES — 0.6%
Airgas, Inc.	2,350	101,332
Praxair, Inc.	7,763	579,197

		680,529

INSURANCE-LIFE/HEALTH — 0.2%
AFLAC, Inc.	1,211	34,986
Prudential Financial, Inc.	5,789	167,186

		202,172

INSURANCE-MULTI-LINE — 0.7%
ACE, Ltd.	12,860	595,675
MetLife, Inc.	6,690	199,028

		794,703

INSURANCE-PROPERTY/CASUALTY — 0.5%
Arch Capital Group, Ltd.†	268	15,485
Chubb Corp.	3,780	147,231
The Travelers Cos., Inc.	8,693	357,630

		520,346

INSURANCE-REINSURANCE — 0.3%
Axis Capital Holdings, Ltd.	1,230	30,307
PartnerRe, Ltd.	473	32,254
RenaissanceRe Holdings, Ltd.	5,574	271,231

		333,792

INTERNET SECURITY — 0.5%
Symantec Corp.†	30,350	523,537

INVESTMENT COMPANIES — 0.0%
Apollo Investment Corp.	7,089	34,027

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.0%
Ameriprise Financial, Inc.	969	25,533

MACHINERY-CONSTRUCTION & MINING — 0.6%
Caterpillar, Inc.	16,659	592,727
Joy Global, Inc.	4,400	112,200

		704,927

MACHINERY-FARMING — 0.3%
Deere & Co.	9,139	377,075

MACHINERY-GENERAL INDUSTRIAL — 0.2%
Gardner Denver, Inc.†	5,900	157,058
Wabtec Corp.	2,600	99,164

		256,222

MEDICAL INFORMATION SYSTEMS — 0.1%
IMS Health, Inc.	6,100	76,616

MEDICAL INSTRUMENTS — 0.1%
Boston Scientific Corp.†	2,111	17,754
Medtronic, Inc.	3,752	120,064

		137,818

MEDICAL PRODUCTS — 1.0%
Baxter International, Inc.	7,795	378,057
Covidien, Ltd.	3,707	122,257
Johnson & Johnson	8,302	434,693
Zimmer Holdings, Inc.†	3,628	159,596

		1,094,603

MEDICAL-BIOMEDICAL/GENE — 1.0%
Alexion Pharmaceuticals, Inc.†	470	15,707
Amgen, Inc.†	10,976	532,007
Biogen Idec, Inc.†	1,200	58,008
Celgene Corp.†	4,425	189,036
Gilead Sciences, Inc.†	6,986	319,959

		1,114,717

MEDICAL-DRUGS — 4.2%
Abbott Laboratories	27,415	1,147,318
Bristol-Myers Squibb Co.	14,196	272,563
Merck & Co., Inc.	50,044	1,213,066
Pfizer, Inc.	80,224	1,071,793
Schering-Plough Corp.	24,833	571,656
Wyeth	10,900	462,160

		4,738,556

MEDICAL-GENERIC DRUGS — 0.1%
Watson Pharmaceuticals, Inc.†	4,750	146,965

MEDICAL-HMO — 0.6%
Aetna, Inc.	15,596	343,268
CIGNA Corp.	7,550	148,810
UnitedHealth Group, Inc.	1,925	45,276
WellPoint, Inc.†	4,288	183,355

		720,709

MEDICAL-HOSPITALS — 0.1%
LifePoint Hospitals, Inc.†	5,200	134,420

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.4%
Cardinal Health, Inc.	4,679	158,103
McKesson Corp.	8,077	298,849

		456,952

METAL-COPPER — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	16,564	706,455

MULTIMEDIA — 1.7%
The Walt Disney Co.	38,487	842,865
Time Warner, Inc.	48,641	1,061,833

		1,904,698

NETWORKING PRODUCTS — 1.1%
Cisco Systems, Inc.†	50,087	967,681
Juniper Networks, Inc.†	11,146	241,311

		1,208,992

OFFICE AUTOMATION & EQUIPMENT — 0.1%
Pitney Bowes, Inc.	4,050	99,387

OIL & GAS DRILLING — 0.5%
Diamond Offshore Drilling, Inc.	2,000	144,820
ENSCO International, Inc.	1,200	33,936
Noble Corp.	5,300	144,849
Transocean, Ltd.†	3,045	205,477

		529,082

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.1%
Anadarko Petroleum Corp.	2,597	111,827
Apache Corp.	7,567	551,332
Chesapeake Energy Corp.	2,415	47,600
Concho Resources, Inc.†	4,750	130,245
Devon Energy Corp.	4,562	236,540
EOG Resources, Inc.	545	34,596
Occidental Petroleum Corp.	14,109	794,195
Southwestern Energy Co.†	6,050	216,953
XTO Energy, Inc.	6,300	218,358

		2,341,646

OIL COMPANIES-INTEGRATED — 3.4%
Chevron Corp.	16,097	1,064,012
ConocoPhillips	6,278	257,398
Exxon Mobil Corp.	35,118	2,341,317
Hess Corp.	1,994	109,251

		3,771,978

OIL FIELD MACHINERY & EQUIPMENT — 0.4%
Cameron International Corp.†	2,800	71,624
National-Oilwell Varco, Inc.†	10,900	330,052

		401,676

OIL-FIELD SERVICES — 0.8%
Halliburton Co.	15,649	316,423
Oil States International, Inc.†	2,600	49,140
Schlumberger, Ltd.	9,867	483,384
Smith International, Inc.	920	23,782
Weatherford International, Ltd.†	3,328	55,345

		928,074

PHARMACY SERVICES — 0.1%
Omnicare, Inc.	5,800	149,118

REAL ESTATE INVESTMENT TRUSTS — 0.4%
AMB Property Corp.	3,350	63,952
Digital Realty Trust, Inc.	2,000	72,020
Duke Realty Corp.	4,700	45,919
Health Care REIT, Inc.	1,889	64,358
Kimco Realty Corp.	4,199	50,472
ProLogis	2,741	24,971
Realty Income Corp.	3,350	74,805
Senior Housing Properties Trust	4,550	74,574

		471,071

RENTAL AUTO/EQUIPMENT — 0.1%
Rent-A-Center, Inc.†	6,600	127,050

RETAIL-APPAREL/SHOE — 0.2%
Foot Locker, Inc.	7,200	85,608

Ross Stores, Inc.	3,750	142,275

		227,883

RETAIL-AUTO PARTS — 0.3%
Advance Auto Parts, Inc.	8,895	389,156

RETAIL-DISCOUNT — 1.3%
BJ’s Wholesale Club, Inc.†	2,451	81,716
Dollar Tree, Inc.†	1,600	67,744
Wal-Mart Stores, Inc.	25,471	1,283,739

		1,433,199

RETAIL-DRUG STORE — 0.3%
CVS Caremark Corp.	9,933	315,671

RETAIL-OFFICE SUPPLIES — 0.5%
Staples, Inc.	25,248	520,614

RETAIL-REGIONAL DEPARTMENT STORES — 0.4%
Kohl’s Corp.†	3,132	142,036
Macy’s, Inc.	25,100	343,368

		485,404

RETAIL-RESTAURANTS — 0.3%
McDonald’s Corp.	6,370	339,457
Yum! Brands, Inc.	1,436	47,891

		387,348

SAVINGS & LOANS/THRIFTS — 0.1%
Hudson City Bancorp, Inc.	5,000	62,800

SCHOOLS — 0.2%
Apollo Group, Inc., Class A†	2,850	179,407
ITT Educational Services, Inc.†	441	44,440

		223,847

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 0.0%
Marvell Technology Group, Ltd.†	3,300	36,234

SEMICONDUCTOR EQUIPMENT — 0.5%
KLA-Tencor Corp.	3,987	110,599
Lam Research Corp.†	10,783	300,630
Novellus Systems, Inc.†	5,258	94,960

		506,189

SOAP & CLEANING PREPARATION — 0.1%
Church & Dwight Co., Inc.	1,700	92,497

TELECOM EQUIPMENT-FIBER OPTICS — 0.4%
Corning, Inc.	31,573	461,597

TELECOM SERVICES — 0.1%
Embarq Corp.	2,880	105,293

TELECOMMUNICATION EQUIPMENT — 0.1%
CommScope, Inc.†	2,850	71,535
Harris Corp.	2,550	77,979
Nortel Networks Corp.†	4,377	0

		149,514

TELEPHONE-INTEGRATED — 1.9%
AT&T, Inc.	24,630	631,021
CenturyTel, Inc.	4,290	116,473
Sprint Nextel Corp.†	66,853	291,479
Verizon Communications, Inc.	34,194	1,037,446
Windstream Corp.	12,400	102,920

		2,179,339

TOBACCO — 1.1%
Altria Group, Inc.	34,590	564,855
Lorillard, Inc.	5,926	374,108
Philip Morris International, Inc.	5,413	195,951
Reynolds American, Inc.	1,590	60,388

		1,195,302

TRANSPORT-RAIL — 1.2%
CSX Corp.	13,482	398,932
Norfolk Southern Corp.	24,806	885,078
Union Pacific Corp.	2,212	108,698

		1,392,708

TRANSPORT-SERVICES — 0.1%
UTi Worldwide, Inc.†	7,300	98,258

WEB PORTALS/ISP — 0.7%
Google, Inc., Class A†	1,694	670,773
Sohu.com, Inc.†	2,100	109,515
Yahoo!, Inc.†	3,599	51,430

		831,718

WIRELESS EQUIPMENT — 0.6%
American Tower Corp., Class A†	1,100	34,936
QUALCOMM, Inc.	14,842	628,113

		663,049

TOTAL COMMON STOCK (cost $70,677,607)		66,509,001

Asset Backed Securities — 6.7%

DIVERSIFIED FINANCIAL SERVICES — 6.7%
Banc of America Commercial Mtg., Inc. Series 2005-2, Class A5 4.86% due 07/10/43(2)	1,000,000	871,086
Bank of America Credit Card Trust Series 2006-C4, Class C4 0.68% due 11/15/11(1)	400,000	385,420
Citigroup Mtg. Loan Trust Series 2007-12 Class 2A1 6.50% due 10/25/36*(2)	421,160	221,515
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/37(2)	392,345	181,682
Countrywide Alternative Loan Trust Series 2006-OA9, Class 1A1 0.65% due 07/25/36(1)(2)	654,196	222,462
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/36(2)	762,839	365,734
Countrywide Home Loan Mortgage Pass Through Trust Series 2006-10, Class 1A10 5.85% due 05/25/36(2)	102,157	88,960
Credit Suisse Mtg. Capital Certificates Series 2004-AR8, Class 2A1 4.60% due 09/25/34(2)	150,322	124,615
GS Mtg. Securities Corp. II Series 2006-GG6, Class A4 5.55% due 04/10/38(2)	1,000,000	844,794
GSAMP Trust Series 2006-FM1, Class A2C 0.60% due 04/25/36(1)	750,000	401,518
Household Automotive Trust Series 2006-3, Class A3 5.28% due 09/19/11	351,600	353,746
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 5.88% due 06/15/38(2)(3)	220,000	185,382
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/37(2)	107,742	73,197
Merrill Lynch Mtg. Trust, Series 2005-CK11, Class A6 5.24% due 11/12/37(2)(3)	1,000,000	885,395

Option One Mtg. Loan Trust Series 2007-6, Class 2A1 0.50% due 06/25/37(1)	337,899	290,765
Wachovia Auto Owner Trust Series 2005-B, Class A5 4.93% due 11/20/12	1,000,000	1,006,182
Washington Mutual Mtg. Pass-Through Certificates Series 2006-5, Class 2CB1 6.00% due 07/25/36(2)	255,036	133,974
Wells Fargo Home Equity Trust Series 2006-1, Class A3 0.67% due 05/25/36(1)	404,158	335,333
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/37(2)	510,860	299,013
Wells Fargo Mtg. Backed Securities Trust Series 2007-11, Class A96 6.00% due 08/25/37(2)	384,473	286,553

TOTAL ASSET BACKED SECURITIES (cost $10,049,632)		7,557,326

Convertible Bonds & Notes — 0.0%

TELECOM SERVICES — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(4)(5)(6) (cost $38,000)	38,000	7,600

Corporate Bonds & Notes — 7.0%

ADVERTISING SERVICES — 0.0%
Jostens Holding Corp. Senior Notes 10.25% due 12/01/13(7)	15,000	14,175
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	20,000	18,400

		32,575

APPAREL MANUFACTURERS — 0.0%
Hanesbrands, Inc. Company Guar. Notes 5.70% due 12/15/14(1)	65,000	49,725

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.0%
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	10,000	4,000
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17*	10,000	5,350

		9,350

BANKS-SUPER REGIONAL — 0.2%
Bank of America Corp. Senior Notes 5.65% due 05/01/18	230,000	187,236

BEVERAGES-NON-ALCOHOLIC — 0.2%
Coca-Cola Enterprises, Inc. Senior Notes 7.38% due 03/03/14	155,000	177,090

BEVERAGES-WINE/SPIRITS — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	35,000	33,775

BREWERY — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.20% due 01/15/14*	85,000	88,615

CABLE TV — 0.3%
Charter Communications Operating LLC Senior Notes 8.00% due 04/30/12*(8)	35,000	32,900
Comcast Corp. Company Guar. Notes 6.30% due 11/15/17	160,000	162,907
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	70,000	67,025
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	110,000	102,850

		365,682

CABLE/SATELLITE TV — 0.1%
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	65,000	59,927
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	20,000	19,993

		79,920
CASINO HOTELS — 0.0%
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	50,000	28,375
MGM Mirage, Inc. Company Guar. Notes 6.75% due 04/01/13	20,000	10,500
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/16	20,000	11,200

		50,075

CELLULAR TELECOM — 0.0%
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	10,000	9,900

CHEMICALS-DIVERSIFIED — 0.0%
Huntsman LLC Company Guar. Senior Notes 11.50% due 07/15/12	45,000	41,400

COAL — 0.1%
Arch Western Finance LLC Senior Sec. Notes 6.75% due 07/01/13	60,000	52,350

COMMERCIAL SERVICES — 0.0%
Iron Mountain, Inc. Company Guar. Notes 6.63% due 01/01/16	25,000	23,875

COMPUTERS — 0.2%
International Business Machines Corp. Notes 7.63% due 10/15/18	165,000	195,640

CONSUMER PRODUCTS-MISC. — 0.0%
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	25,000	22,125

DIVERSIFIED BANKING INSTITUTIONS — 0.6%
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	155,000	138,146
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	155,000	130,192
Morgan Stanley Senior Notes 5.45% due 01/09/17	120,000	107,273
The Goldman Sachs Group, Inc. Senior Notes 3.25% due 06/15/12	235,000	244,932
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	70,000	69,731

		690,274

DIVERSIFIED MANUFACTURING OPERATIONS — 0.3%
General Electric Co. Senior Notes 5.25% due 12/06/17	240,000	227,112
ITT Corp. Senior Notes 6.13% due 05/01/19	95,000	97,533
Sally Holdings LLC Company Guar. Notes 9.25% due 11/15/14	25,000	25,000

		349,645

ELECTRIC-INTEGRATED — 0.3%
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	120,000	104,085
Nevada Power Co. Notes 7.13% due 03/15/19	65,000	65,915
Pacific Gas & Electric Co. Senior Notes 6.25% due 03/01/39	40,000	41,083
Southern Energy, Inc. Notes 7.90% due 07/15/09†(4)(5)(6)	200,000	0
Texas Competitive Electric Holdings Co., LLC Series A Company Guar. Notes 10.25% due 11/01/15	25,000	14,187
Union Electric Co. Senior Sec. Notes 8.45% due 03/15/39	35,000	34,986
Virginia Electric & Power Co. Senior Notes 6.35% due 11/30/37	55,000	56,831

		317,087

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.0%
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(11)	25,000	4,250

ELECTRONICS-MILITARY — 0.0%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	35,000	32,025

ENTERPRISE SOFTWARE/SERVICE — 0.0%
Oracle Corp. Notes 6.50% due 04/15/38	15,000	15,296

FINANCE-AUTO LOANS — 0.0%
Ford Motor Credit Co. LLC Guar. Notes 7.80% due 06/01/12	35,000	27,127

FINANCE-COMMERCIAL — 0.0%
Caterpillar Financial Services Corp. Senior Notes 5.45% due 04/15/18	50,000	42,615

FINANCE-CONSUMER LOANS — 0.2%
HSBC Finance Corp. Senior Notes 1.39% due 06/19/09(1)	150,000	149,515
John Deere Capital Corp. Senior Notes 5.35% due 04/03/18	80,000	77,165

		226,680

FINANCE-INVESTMENT BANKER/BROKER — 0.2%
Credit Suisse USA, Inc. Senior Notes 5.50% due 08/16/11	80,000	80,879
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(1)(8)(9)(10)	230,000	23
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	160,000	114,634

		195,536

FOOD-MISC. — 0.3%
ConAgra Foods, Inc. Notes 7.00% due 04/15/19	55,000	58,437
Kraft Foods, Inc. Senior Bonds 6.00% due 02/11/13	230,000	241,888

		300,325

FOOD-RETAIL — 0.1%
Safeway, Inc. Senior Notes 6.35% due 08/15/17	10,000	10,346
The Kroger Co. Company Guar. Notes 6.40% due 08/15/17	85,000	88,476

		98,822

FUNERAL SERVICES & RELATED ITEMS — 0.1%
Service Corp. International Senior Notes 7.38% due 10/01/14	95,000	91,200

HOME FURNISHINGS — 0.0%
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	70,000	46,550

INDEPENDENT POWER PRODUCERS — 0.1%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	60,000	57,750

INSURANCE-LIFE/HEALTH — 0.1%
Principal Life, Inc. Tranche Trust 5.30% due 04/24/13	135,000	127,210

INSURANCE-MULTI-LINE — 0.1%
Metropolitan Life Global Funding Senior Notes 5.13% due 04/10/13*	100,000	95,593

MACHINERY-CONSTRUCTION & MINING — 0.1%
Terex Corp. Senior Sub. Notes 8.00% due 11/15/17	75,000	61,500

MACHINERY-ELECTRICAL — 0.0%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17*	15,000	13,275

MEDICAL LABS & TESTING SERVICES — 0.1%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19	130,000	135,168

MEDICAL PRODUCTS — 0.1%
Cooper Cos., Inc. Company Guar. Notes 7.13% due 02/15/15	45,000	42,075
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(11)	70,000	67,375

		109,450

MEDICAL-DRUGS — 0.2%
Novartis Capital Corp. Company Guar. Notes 4.13% due 02/10/14	150,000	155,468
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	95,000	102,101

		257,569

MEDICAL-HMO — 0.3%
PolyOne Corp. Senior Notes 8.88% due 05/01/12	80,000	45,600
UnitedHealth Group, Inc. Senior Notes 1.41% due 06/21/10(1)	250,000	245,038

		290,638

MEDICAL-HOSPITALS — 0.1%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	30,000	29,850
HCA, Inc. Senior Sec. Notes 9.63% due 11/15/16(11)	105,000	97,387

		127,237

METAL-COPPER — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	75,000	73,875

MULTIMEDIA — 0.1%
News America, Inc. Company Guar. Notes 7.85% due 03/01/39*	75,000	64,380
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	35,000	36,380

Viacom, Inc. Senior Notes 6.88% due 04/30/36	20,000	16,327

		117,087

MUSIC — 0.0%
Steinway Musical Instruments Senior Notes 7.00% due 03/01/14*	15,000	10,800

NON-HAZARDOUS WASTE DISPOSAL — 0.0%
Allied Waste North America, Inc. Company Guar. Notes 7.25% due 03/15/15	15,000	14,700

OFFICE SUPPLIES & FORMS — 0.0%
Acco Brands Corp. Company Guar. Notes 7.63% due 08/15/15	85,000	29,750

OIL & GAS DRILLING — 0.1%
Diamond Offshore Drilling, Inc. Notes 5.88% due 05/01/19	25,000	25,197
Transocean, Inc. Senior Notes 6.80% due 03/15/38	45,000	43,072

		68,269

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.5%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	65,000	49,278
Apache Corp. Notes 6.90% due 09/15/18	65,000	70,986
Chesapeake Energy Corp. Company Guar. Notes 6.50% due 08/15/17	45,000	38,587
Chesapeake Energy Corp. Company Guar. Notes 7.00% due 08/15/14	20,000	18,450
Denbury Resources, Inc. Company Guar. Notes 7.50% due 04/01/13	65,000	61,750
Forest Oil Corp. Company Guar. Bonds 7.25% due 06/15/19	45,000	37,463
Newfield Exploration Co. Senior Sub. Notes 6.63% due 04/15/16	30,000	27,150
Pemex Project Funding Master Trust Company Guar. Notes 2.93% due 10/15/09(1)	250,000	248,750

		552,414

OIL REFINING & MARKETING — 0.1%
Enterprise Products Operating LP Senior Notes 6.30% due 09/15/17	80,000	74,013
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	40,000	31,671

		105,684

PAPER & RELATED PRODUCTS — 0.1%
Georgia-Pacific Corp. Debentures 7.70% due 06/15/15	30,000	28,200
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	25,000	23,750

		51,950

PIPELINES — 0.3%
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/19	75,000	81,842
NGPL PipeCo LLC Senior Notes 7.12% due 12/15/17*	100,000	98,697
Plains All American Pipeline LP Company Guar. Notes 6.50% due 05/01/18	45,000	40,279
Sonat, Inc. Notes 7.63% due 07/15/11	60,000	59,397
Spectra Energy Capital LLC Senior Notes 7.50% due 09/15/38	45,000	40,590

		320,805

PUBLISHING-PERIODICALS — 0.0%
Dex Media West LLC Senior Sub. Notes 9.88% due 08/15/13(15)(16)	75,000	21,375

REAL ESTATE INVESTMENT TRUSTS — 0.0%
Host Marriott LP Senior Notes 7.13% due 11/01/13	45,000	42,300

RENTAL AUTO/EQUIPMENT — 0.0%
The Hertz Corp. Company Guar. Notes 8.88% due 01/01/14	10,000	7,750

RESORT/THEME PARKS — 0.0%
Vail Resorts, Inc. Senior Sub. Notes 6.75% due 02/15/14	55,000	49,500

RETAIL-DISCOUNT — 0.1%
Wal-Mart Stores, Inc. Senior Notes 5.38% due 04/05/17	90,000	93,448

RETAIL-DRUG STORE — 0.1%
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	85,000	85,431

RUBBER-TIRES — 0.0%
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	20,000	18,200

SPECIAL PURPOSE ENTITY — 0.1%
Allstate Life Global Funding Trust Notes 5.38% due 04/30/13	100,000	98,506

TELECOM SERVICES — 0.1%
Qwest Corp. Senior Notes 8.88% due 03/15/12	50,000	50,750

TELEPHONE-INTEGRATED — 0.7%
AT&T, Inc. Notes 5.80% due 02/15/19	120,000	122,011
AT&T, Inc. Senior Notes 6.30% due 01/15/38	85,000	78,633
BellSouth Corp. Notes 4.20% due 09/15/09	445,000	448,936
Verizon Communications, Inc. Notes 6.40% due 02/15/38	135,000	125,763

		775,343

TOBACCO — 0.1%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	60,000	70,112
Philip Morris International, Inc. Notes 6.38% due 05/16/38	70,000	69,384

		139,496

TOTAL CORPORATE BONDS & NOTES (cost $8,492,353)		7,859,588

Foreign Corporate Bonds & Notes — 1.6%

BANKS-COMMERCIAL — 0.2%
Credit Suisse New York Senior Notes 5.50% due 05/01/14	170,000	170,436

CELLULAR TELECOM — 0.1%
Rogers Wireless, Inc. Sec. Notes 6.38% due 03/01/14	135,000	142,318

ELECTRIC-INTEGRATED — 0.1%
E.ON International Finance BV Notes 5.80% due 04/30/18*	75,000	74,616
Electricite de France Notes 6.95% due 01/26/39*	60,000	63,263

		137,879

INSURANCE-PROPERTY/CASUALTY — 0.1%
QBE Insurance Group, Ltd. Senior Notes 9.75% due 03/14/14*	84,000	84,812

INVESTMENT COMPANIES — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	40,000	24,894

MULTIMEDIA — 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	65,000	54,275
Thomson Reuters Corp. Company Guar. Notes 6.50% due 07/15/18	80,000	76,663

		130,938

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/38	80,000	65,052

EnCana Corp. Notes 6.63% due 08/15/37	60,000	56,176
Nexen, Inc. Bonds 6.40% due 05/15/37	60,000	43,656

		164,884

OIL COMPANIES-INTEGRATED — 0.1%
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	85,000	71,414

SEMICONDUCTOR EQUIPMENT — 0.0%
Sensata Technologies BV Company Guar. Notes 8.00% due 05/01/14	25,000	9,438

SPECIAL PURPOSE ENTITY — 0.1%
IIRSA Norte Finance, Ltd. Senior Notes 8.75% due 05/30/24	210,218	157,663

TELECOM SERVICES — 0.1%
Nordic Telephone Co. Holdings Sec. Notes 8.88% due 05/01/16*	75,000	72,375

TELEPHONE-INTEGRATED — 0.5%
Deutsche Telekom International Finance BV Company Guar. Bonds 6.75% due 08/20/18	100,000	104,015
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	70,000	61,120
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/13	350,000	365,043

		530,178

TELEVISION — 0.0%
Videotron Ltd. Senior Notes 6.88% due 01/15/14	30,000	29,138

WIRELESS EQUIPMENT — 0.1%
Nokia Corp. Senior Notes 5.38% due 05/15/19	55,000	54,491

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $1,869,982)		1,780,858

Foreign Government Agencies — 0.3%

SOVEREIGN — 0.3%
Argentina Bonos Bonds 3.00% due 04/30/13(1)	500,000	115,000
Federal Republic of Brazil Notes 8.00% due 01/15/18	205,000	221,400

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $548,120)		336,400

U.S. Government Agencies — 18.7%

FEDERAL HOME LOAN MTG. CORP. — 5.2%
2.50% due 04/23/14	285,000	284,569
5.00% due 03/01/19	112,707	117,194
5.00% due May TBA	2,190,000	2,250,908
5.13% due 10/18/16	245,000	271,878
5.50% due 07/01/34	411,150	426,619
Federal Home Loan Mtg. Corp. Series 3349, Class MY
5.50% due 07/15/37	800,000	823,053
5.46% due 07/01/37	90,256	93,978
5.41% due 06/01/37	51,505	53,600
5.51% due 06/01/37*	518,981	540,517
5.56% due 06/01/37	56,063	58,433
6.00% due June TBA	600,000	624,937
6.00% due May TBA	200,000	208,750
6.50% due 05/01/16	43,339	45,791

		5,800,227

FEDERAL NATIONAL MTG. ASSOC. — 11.5%
2.75% due 03/13/14	960,000	970,727
4.50% due 04/01/23	108,934	112,060
4.50% due 05/01/23	210,742	216,789
4.50% due May TBA	1,720,000	1,757,463
4.63% due 05/01/13	480,000	486,336
4.88% due 12/15/16	290,000	316,447
5.00% due 03/01/18	127,409	132,799
5.00% due 04/01/18	28,020	29,223
5.00% due 07/01/18	197,964	206,338
5.00% due 08/01/18	177,612	185,126
5.00% due 09/01/18	552,709	576,091
5.00% due 06/01/19	118,285	123,067
5.00% due May TBA	730,000	750,760
5.25% due 08/01/12	365,000	380,523
5.50% due 10/01/17	417,842	437,869
5.50% due 11/01/17	108,678	113,887
5.50% due May TBA	1,670,000	1,737,844
6.00% due 08/01/17	143,161	151,076
6.00% due May TBA	100,000	104,937
6.25% due 02/01/11	365,000	383,148
6.50% due 12/01/37	1,638,162	1,737,922
Federal National Mtg. Assoc. REMIC
Series 2003-35, Class DF 0.84% due 02/25/33(1)(2)	341,745	339,182
Series 2006-43, Class G 6.50% due 09/25/33(1)	253,349	260,062
Series 2006-63, Class AE 6.50% due 10/25/33(1)	440,328	451,423
Series 2006-59, Class DC 6.50% due 12/25/33(1)	786,860	808,930
Series 2006-78, Class BC 6.50% due 01/25/34(1)	206,491	211,914

		12,981,943

GOVERNMENT NATIONAL MTG. ASSOC. — 1.8%
5.50% due 01/15/34	1,039,448	1,083,602
5.50% due May TBA	185,000	192,169
6.00% due May TBA	610,000	636,306
7.50% due 01/15/32	142,965	154,264

		2,066,341

TENNESSEE VALLEY AUTHORITY — 0.2%
Tennessee Valley Authority 4.65% due 06/15/35	248,000	226,148

TOTAL U.S. GOVERNMENT AGENCIES (cost $20,744,717)		21,074,659

U.S. Government Treasuries — 2.9%

UNITED STATES TREASURY BONDS — 0.3%
3.50% due 02/15/39	45,000	40,774
4.38% due 02/15/38	100,000	105,094
4.50% due 05/15/38	190,000	204,458

		350,326

UNITED STATES TREASURY NOTES — 2.6%
0.88% due 01/31/11	700,000	700,574
0.88% due 03/31/11	565,000	565,000
1.38% due 07/15/18	383,702	374,109
1.75% due 01/31/14	310,000	307,095
1.88% due 02/28/14	50,000	49,746
2.00% due 02/28/10 (14)	20,000	20,255
2.00% due 01/15/16 TIPS (13)	69,480	70,696
2.13% due 01/31/10 (14)	50,000	50,637
2.38% due 03/31/16	450,000	441,985
2.75% due 02/15/19	60,000	58,115
3.13% due 11/30/09 (14)	50,000	50,803
3.25% due 12/31/09 (14)	75,000	76,436
4.88% due 05/15/09 (14)	25,000	25,045
7.25% due 05/15/16	110,000	141,083

		2,931,579

TOTAL U.S. GOVERNMENT TREASURIES (cost $3,291,252)		3,281,905

Exchange Traded Funds — 0.0%

Sector Fund — Real Estate — 0.0%
iShares Dow Jones U.S. Real Estate Index Fund (cost $12,924)	489	16,147

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $115,724,587)		108,423,484

Repurchase Agreement — 7.9%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 04/30/09, to be repurchased 05/01/09 in the amount of $8,836,003 and collateralized by Federal Home Loan Mtg. Assoc. Notes, bearing interest at 1.27% due 04/01/11 and having approximate value of $9,016,256 (cost $8,836,000)	8,836,000	8,836,000

TOTAL INVESTMENTS (cost $124,560,587)(12)	104.2%	117,259,484
Liabilities in excess of other assets	(4.2)	(4,741,549)

NET ASSETS	100.0%	$112,517,935

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2009, the aggregate value of these securities was $970,835 representing 0.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of April 30, 2009.

(2)	Collateralized Mortgage Obligation

(3)	Variable Rate Security — the rate reflected is as of April 30, 2009, maturity date reflects the stated maturity date.

(4)	To the extent permitted by the Statement of Additional Information, the Balanced Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2009, the Balanced Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ICO North America, Inc. 7.50% due 08/15/09	8/11/05	$35,000	$35,000
	3/14/08	1,000	1,000
	9/11/08	1,000	1,000
	2/27/09	1,000	1,000

		38,000		$7,600	$20.54	0.0%

Southern Energy, Inc. 7.90% due 07/15/09	1/10/06	200,000	0	0	0.00	0.0%
						0.0%

				$7,600		0.0%

(5)	Fair valued security; see Note 1

(6)	Illiquid security. At April 30, 2009, the aggregate value of these securities was $7,600 representing 0.0% of net assets.

(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(8)	Bond in default

(9)	Perpetual maturity — maturity date reflects the next call date.

(10)	Company has filed Chapter 11 bankruptcy protection.

(11)	Income may be received in cash or additional bonds at the discretion of the issuer.

(12)	See Note 4 for cost of investments on a tax basis.

(13)	Principal amount of security adjusted for inflation.

(14)	The security or portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(15)	Bond in default subsequent to April 30, 2009.

(16)	Subsequent to April 30, 2009, the Company has filed for Chapter 11 bankruptcy protection.

REMIC	— Real Estate Mtg. Investment Conduit

TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS	— Treasury Inflation Protected Security
Open Futures Contracts

				Market
			Market	Value as of	Unrealized
Number of		Expiration	Value at	April 30,	Appreciation
Contracts	Description	Date	Trade Date	2009	(Depreciation)

24 Long	U.S. Treasury Notes 2 Year Futures	June 2009	$5,210,505	$5,221,125	$10,620
3 Long	U.S. Treasury Notes 5 Year Futures	June 2009	351,321	351,422	101
18 Long	U.S. Treasury Notes 10 Year Futures	June 2009	2,190,838	2,176,875	(13,963)
11 Long	U.S. Treasury Notes 30 Year Futures	June 2009	1,402,382	1,348,188	(54,194)

					$(57,436)

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MFS TOTAL RETURN PORTFOLIO
Portfolio of Investments — April 30, 2009
(unaudited)

	Shares/
Common Stock — 59.4%	Principal	Market Value
	Amount	(Note 1)

ADVERTISING AGENCIES — 0.7%
Omnicom Group, Inc.	162,940	$5,127,722

AEROSPACE/DEFENSE — 3.3%
Lockheed Martin Corp.	194,340	15,261,520
Northrop Grumman Corp.	164,900	7,972,915

		23,234,435

AEROSPACE/DEFENSE-EQUIPMENT — 1.0%
United Technologies Corp.	152,470	7,446,635

ATHLETIC FOOTWEAR — 0.8%
NIKE, Inc., Class B	104,720	5,494,658

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.3%
Johnson Controls, Inc.	108,610	2,064,676

BANKS-FIDUCIARY — 2.1%
State Street Corp.	157,200	5,365,236
The Bank of New York Mellon Corp.	360,282	9,179,985

		14,545,221

BANKS-SUPER REGIONAL — 1.1%
PNC Financial Services Group, Inc.	83,910	3,331,227
Wells Fargo & Co.	213,340	4,268,933

		7,600,160

BEVERAGES-NON-ALCOHOLIC — 0.9%
PepsiCo, Inc.	114,900	5,717,424
The Coca-Cola Co.	18,060	777,483

		6,494,907

BEVERAGES-WINE/SPIRITS — 0.6%
Diageo PLC	331,160	3,982,897

BREWERY — 0.3%
Heineken NV	31,380	937,496
Molson Coors Brewing Co., Class B	23,120	884,340

		1,821,836

CABLE TV — 0.3%
Rogers Communications, Inc., Class B	77,700	1,909,129

CABLE/SATELLITE TV — 0.1%
Time Warner Cable, Inc.	16,980	547,265

CELLULAR TELECOM — 0.4%
Vodafone Group PLC	1,569,870	2,896,015

CHEMICALS-DIVERSIFIED — 0.9%
PPG Industries, Inc.	148,480	6,540,544

COATINGS/PAINT — 0.3%
The Sherwin-Williams Co.	32,730	1,853,827

COMMERCIAL SERVICES-FINANCE — 0.8%
Automatic Data Processing, Inc.	46,040	1,620,608
The Western Union Co.	145,730	2,440,977
Visa, Inc., Class A	23,730	1,541,501

		5,603,086

COMPUTER SERVICES — 0.6%
Accenture, Ltd., Class A	154,790	4,555,470

COMPUTERS — 1.6%
Hewlett-Packard Co.	140,160	5,042,957
International Business Machines Corp.	58,890	6,078,037

		11,120,994

CONSUMER PRODUCTS-MISC. — 0.2%
Clorox Co.	26,940	1,509,987

COSMETICS & TOILETRIES — 0.8%
Colgate-Palmolive Co.	16,020	945,180
The Procter & Gamble Co.	90,534	4,476,001

		5,421,181

CRUISE LINES — 0.1%
Royal Caribbean Cruises, Ltd.	52,650	775,535

DATA PROCESSING/MANAGEMENT — 0.1%
Dun & Bradstreet Corp.	8,670	705,738

DENTAL SUPPLIES & EQUIPMENT — 0.1%
Dentsply International, Inc.	18,740	536,339

DISTRIBUTION/WHOLESALE — 0.4%
WW Grainger, Inc.	35,620	2,987,806

DIVERSIFIED BANKING INSTITUTIONS — 3.2%
JPMorgan Chase & Co.	394,060	13,003,980
The Goldman Sachs Group, Inc.	74,510	9,574,535

		22,578,515

DIVERSIFIED MANUFACTURING OPERATIONS — 1.6%
3M Co.	81,930	4,719,168
Danaher Corp.	53,650	3,135,306
Eaton Corp.	67,550	2,958,690
General Electric Co.	48,230	610,109

		11,423,273

ELECTRIC-INTEGRATED — 3.4%
Allegheny Energy, Inc.	47,750	1,237,680
American Electric Power Co., Inc.	51,190	1,350,392
CMS Energy Corp.	46,540	559,411
Dominion Resources, Inc.	90,768	2,737,563
Entergy Corp.	20,640	1,336,853
FPL Group, Inc.	103,310	5,557,045
Northeast Utilities	18,410	386,978
PG&E Corp.	60,360	2,240,563
PPL Corp.	115,010	3,439,949
Progress Energy, Inc.	28,560	974,467
Public Service Enterprise Group, Inc.	132,980	3,968,123

		23,789,024

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.0%
Intel Corp.	436,460	6,887,339

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.2%
Agilent Technologies, Inc.†	94,470	1,725,022

ENTERPRISE SOFTWARE/SERVICE — 0.9%
Oracle Corp.	332,330	6,427,262

FINANCE-INVESTMENT BANKER/BROKER — 0.1%
The Charles Schwab Corp.	54,690	1,010,671

FINANCE-OTHER SERVICES — 0.1%
CME Group, Inc.	1,700	376,295

FOOD-CONFECTIONERY — 0.2%
The J.M. Smucker Co.	41,699	1,642,941

FOOD-MISC. — 1.7%
General Mills, Inc.	28,240	1,431,485
Groupe Danone	21,928	1,048,382
Kellogg Co.	67,790	2,854,637
Nestle SA	196,528	6,432,984

		11,767,488

FOOD-RETAIL — 0.4%
The Kroger Co.	135,180	2,922,592

GAS-DISTRIBUTION — 0.3%
Sempra Energy	45,410	2,089,768

INDEPENDENT POWER PRODUCERS — 0.2%
NRG Energy, Inc.†	95,650	1,719,787

INDUSTRIAL AUTOMATED/ROBOTIC — 0.1%
Rockwell Automation, Inc.	21,220	670,340

INDUSTRIAL GASES — 0.6%
Air Products & Chemicals, Inc.	64,930	4,278,887

INSTRUMENTS-SCIENTIFIC — 0.3%
Waters Corp.†	55,610	2,456,294

INSURANCE BROKERS — 0.2%
AON Corp.	30,410	1,283,302

INSURANCE-LIFE/HEALTH — 0.1%
Prudential Financial, Inc.	30,120	869,866

INSURANCE-MULTI-LINE — 2.3%
MetLife, Inc.	347,600	10,341,100
The Allstate Corp.	247,270	5,768,809

		16,109,909

INSURANCE-PROPERTY/CASUALTY — 0.7%
Chubb Corp.	34,820	1,356,239
The Travelers Cos., Inc.	96,280	3,960,959

		5,317,198

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.3%
Franklin Resources, Inc.	18,320	1,107,994
Invesco, Ltd.	70,500	1,037,760

		2,145,754

MACHINERY-FARMING — 0.1%
Deere & Co.	22,800	940,728

MEDICAL INSTRUMENTS — 0.6%
Medtronic, Inc.	127,570	4,082,240

MEDICAL PRODUCTS — 1.1%
Johnson & Johnson	144,030	7,541,411

MEDICAL-BIOMEDICAL/GENE — 0.2%
Genzyme Corp.†	32,250	1,719,893

MEDICAL-DRUGS — 3.7%
Abbott Laboratories	102,550	4,291,718
GlaxoSmithKline PLC	62,650	972,226
Merck & Co., Inc.	286,600	6,947,184
Merck KGaA	14,510	1,304,516
Pfizer, Inc.	208,900	2,790,904
Roche Holding AG	6,090	771,021
Wyeth	206,990	8,776,376

		25,853,945

MEDICAL-HMO — 0.5%
UnitedHealth Group, Inc.	50,020	1,176,470
WellPoint, Inc.†	50,800	2,172,208

		3,348,678

MULTIMEDIA — 0.9%
The Walt Disney Co.	216,920	4,750,548
WPP PLC	195,306	1,347,839

		6,098,387

NETWORKING PRODUCTS — 0.1%
Cisco Systems, Inc.†	42,060	812,599

OIL & GAS DRILLING — 0.1%
Noble Corp.	26,670	728,891

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.6%
Anadarko Petroleum Corp.	55,410	2,385,954
Apache Corp.	103,780	7,561,411
Devon Energy Corp.	66,810	3,464,098
EOG Resources, Inc.	29,270	1,858,060
Noble Energy, Inc.	18,520	1,051,010
Occidental Petroleum Corp.	31,030	1,746,679
Ultra Petroleum Corp.†	15,210	650,988

		18,718,200

OIL COMPANIES-INTEGRATED — 5.4%
Chevron Corp.	109,701	7,251,236
ConocoPhillips	29,740	1,219,340
Exxon Mobil Corp.	204,826	13,655,750
Hess Corp.	64,370	3,526,832
Marathon Oil Corp.	87,540	2,599,938
Total SA ADR	202,610	10,073,769

		38,326,865

OIL FIELD MACHINERY & EQUIPMENT — 0.2%
National-Oilwell Varco, Inc.†	48,830	1,478,572

OIL-FIELD SERVICES — 0.1%
Halliburton Co.	32,350	654,117

PIPELINES — 0.2%
The Williams Cos., Inc.	81,770	1,152,957

RETAIL-BUILDING PRODUCTS — 0.1%
Home Depot, Inc.	40,000	1,052,800

RETAIL-DISCOUNT — 0.5%
Target Corp.	53,110	2,191,319
Wal-Mart Stores, Inc.	25,460	1,283,184

		3,474,503

RETAIL-DRUG STORE — 1.4%
CVS Caremark Corp.	215,068	6,834,861
Walgreen Co.	88,800	2,790,984

		9,625,845

RETAIL-OFFICE SUPPLIES — 0.4%
Staples, Inc.	126,700	2,612,554

RETAIL-REGIONAL DEPARTMENT STORES — 0.4%
Macy’s, Inc.	204,560	2,798,381

SCHOOLS — 0.1%
Apollo Group, Inc., Class A†	17,200	1,082,740

TELECOM SERVICES — 0.1%
Embarq Corp.	28,629	1,046,676

TELEPHONE-INTEGRATED — 2.0%
AT&T, Inc.	546,870	14,010,809

TOBACCO — 2.1%
Altria Group, Inc.	51,270	837,239
Lorillard, Inc.	37,130	2,344,017

Philip Morris International, Inc.	332,360	12,031,432

		15,212,688

TOYS — 0.2%
Hasbro, Inc.	57,330	1,528,418

TRANSPORT-RAIL — 0.0%
Burlington Northern Santa Fe Corp.	4,770	321,880

TRANSPORT-SERVICES — 0.2%
United Parcel Service, Inc., Class B	27,140	1,420,508

VITAMINS & NUTRITION PRODUCTS — 0.1%
Mead Johnson Nutrition Co., Class A†	19,370	547,203

WEB PORTALS/ISP — 0.1%
Google, Inc., Class A†	2,260	894,892

WIRELESS EQUIPMENT — 0.2%
Nokia OYJ ADR	92,210	1,303,849

TOTAL COMMON STOCK (cost $496,831,156)		420,658,819

Asset Backed Securities — 2.8%

DIVERSIFIED FINANCIAL SERVICES — 2.8%
Banc of America Commercial Mtg., Inc., Series 2006-5, Class A4 5.41% due 09/10/47	$1,211,000	986,951
Banc of America Commercial Mtg., Inc., Series 2005-RP2, Class 1A2 5.63% due 07/10/46	226,000	184,276
Bayview Financial Revolving Mtg. Loan Trust Series 2005-E, Class M1 1.24% due 12/28/40*(1)(6)(10)	850,000	374,000
Capital Trust Re CDO, Ltd. Series 2005-3A, Class A2 5.16% due 06/25/35*(6)(10)	1,000,000	290,000
Chase Commercial Mtg. Securities Corp. Series 2000-2, Class A1 7.54% due 07/15/32(4)	913	912
Citigroup Commercial Mtg. Trust Series 2007-C6, Class A4 5.70% due 06/10/17(1)(4)	2,450,000	1,898,221
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/49(4)	1,000,000	744,591
Countrywide Asset-Backed Certificates Series 2005-1, Class AF3 4.58% due 05/25/35	3,045	2,860
Countrywide Asset-Backed Certificates Series 2005-3, Class AF3 4.82% due 03/25/35	76,456	74,014
Countrywide Asset-Backed Certificates Series 2006-15, Class A3 5.69% due 10/25/36	550,000	234,155
Credit Suisse Mtg. Capital Series 2007-C5 Class A4 5.70% due 09/15/40(4)	1,116,407	790,212
CW Capital Cobalt, Ltd. Series 2006-C1, Class A4 5.22% due 08/15/48(5)	1,689,000	1,228,462
GE Capital Commercial Mtg. Corp. Series 2006-C1, Class AM 5.34% due 03/10/44(2)(4)	630,000	323,054
GMAC Mtg. Corp. Loan Trust Series 2006-HE3, Class A3 5.81% due 10/25/36	641,000	191,986
Greenwich Capital Commercial Funding Corp. Series 2005-GG3, Class A2 4.31% due 01/10/10(4)	617,044	591,625
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 02/10/17(4)	1,725,000	750,236
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7 5.32% due 06/10/36(4)	293,478	270,616
GS Mtg. Securities Corp II, Series 2006-GG8, Class A4 5.56% due 11/10/39(4)	402,496	330,634
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-LDPX, Class A3 5.42% due 01/15/49(4)	482,647	366,117
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class AM 4.78% due 07/15/42(4)	765,000	458,309
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-CB12, Class AM 4.95% due 09/12/37(4)	800,000	470,418
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP1, Class A4 5.04% due 03/15/46(4)	959,574	850,446
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-C2, Class A3 5.23% due 05/15/41(2)(4)	192,837	171,170
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP6, Class A4 5.48% due 04/15/43(4)	1,270,000	976,185
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB16, Class A4 5.55% due 05/12/45(4)	468,000	380,671

JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-LD11, Class A4 5.82% due 06/15/49(2)(4)	250,000	196,431
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP7, Class A4 5.88% due 04/15/45(2)(4)	1,270,000	1,067,857
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB17, Class A4 5.43% due 12/12/43	465,000	359,992
Merrill Lynch Mortgage Trust Series 2007-C1, Class C 5.83% due 07/12/17(2)(4)	560,000	80,268
Merrill Lynch/Countrywide Commercial Mtg. Trust Series 2007-7, Class A4 5.75% due 06/12/50(2)(4)	1,116,407	774,794
Morgan Stanley Capital I Series 1998-HF2, Class X 0.86% due 11/15/30*(2)(3)(4)	3,385,374	70,176
Multi-Family Capital Access One, Inc. Series 1, Class A 6.65% due 01/15/24(5)	63,116	63,074
Nomura Asset Securities Corp. Series1995-MD3, Class B1 9.76% due 04/04/27*(2)(4)(10)	1,291,463	1,377,073
RAAC Series Series 2004-SP3, Class AI3 4.97% due 09/25/34(5)	425,000	300,475
Residential Funding Mtg. Securities I, Inc. Series 2005-HS2, Class AI3 5.32% due 12/25/35	669,000	188,822
Spirit Master Funding LLC Pass Through Series 2005-1, Class A1 5.05% due 07/20/23*(5)(10)	742,367	599,473
Structured Asset Securities Corp. Series 2005-4XS, Class 1A2B 4.67% due 03/25/35	597,237	472,548
Wachovia Bank Commercial Mtg. Trust Series 2006-C27, Class AM 5.80% due 07/15/45(4)	362,980	186,935
Wachovia Bank Commercial Mtg. Trust Series 2006-C26, Class AM 6.16% due 06/15/45(2)(4)	830,000	385,570
Wachovia Bank Commercial Mtg. Trust, Series 2005-C16, Class A4 4.85% due 10/15/41(4)	796,983	702,513

TOTAL ASSET BACKED SECURITIES (cost $27,741,762)		19,766,122

Corporate Bonds & Notes — 8.0%

BANKS-SUPER REGIONAL — 0.4%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	720,000	435,009
PNC Funding Corp. Bank Company Guar. Notes 5.63% due 02/01/17	600,000	514,538
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	1,865,000	1,657,538

		2,607,085

BEVERAGES-NON-ALCOHOLIC — 0.1%
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 6.12% due 05/01/13	260,000	259,816
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 6.82% due 05/01/18	338,000	329,168

		588,984

BREWERY — 0.1%
Miller Brewing Co. Notes 5.50% due 08/15/13*	863,000	828,330

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.1%
CRH America, Inc. Notes 6.95% due 03/15/12	687,000	616,579

CABLE TV — 0.1%
Cox Communications, Inc. Notes 4.63% due 06/01/13	708,000	651,856

CELLULAR TELECOM — 0.0%
AT&T Mobility LLC Senior Notes 6.50% due 12/15/11	326,000	347,458

COMMERCIAL SERVICES-FINANCE — 0.1%
The Western Union Co. Senior Notes 5.40% due 11/17/11	1,024,000	1,038,459

CONSUMER PRODUCTS-MISC. — 0.1%
Fortune Brands, Inc. Notes 5.13% due 01/15/11	786,000	786,291

DIVERSIFIED BANKING INSTITUTIONS — 0.5%
Bank of America Corp. Sub. Notes 5.49% due 03/15/19	348,000	230,757
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	598,000	409,604
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/19	770,000	757,713
Morgan Stanley Senior Notes 6.63% due 04/01/18	720,000	685,195

The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	772,000	661,365
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	530,000	527,961
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	373,000	382,744

		3,655,339

DIVERSIFIED FINANCIAL SERVICES — 0.2%
General Electric Capital Corp. Notes 5.45% due 01/15/13	203,000	204,659
ZFS Finance USA Trust I Bonds 6.50% due 05/09/17*(1)(7)	1,880,000	996,400

		1,201,059

DRUG DELIVERY SYSTEMS — 0.1%
Hospira, Inc. Senior Notes 5.55% due 03/30/12	310,000	306,451
Hospira, Inc. Senior Notes 6.05% due 03/30/17	555,000	497,386

		803,837

ELECTRIC-GENERATION — 0.2%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34(10)(11)	1,430,000	1,059,989
System Energy Resources, Inc. Sec. Bonds 5.13% due 01/15/14*(10)	260,977	240,324

		1,300,313

ELECTRIC-INTEGRATED — 1.2%
Entergy Louisiana LLC Bonds 8.09% due 01/02/17	168,590	166,449
Exelon Generation Co LLC Senior Notes 6.20% due 10/01/17	2,960,000	2,744,888
Exelon Generation Co. LLC Senior Notes 6.95% due 06/15/11	1,448,000	1,503,069
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	1,339,000	1,359,945
Midamerican Energy Holdings Co. Senior Notes 5.88% due 10/01/12	340,000	351,437
Midamerican Funding LLC Senior Sec. Notes 6.93% due 03/01/29	166,000	151,728
Oncor Electric Delivery Co. Senior Sec. Notes 7.00% due 09/01/22	985,000	935,719
PSEG Power LLC Senior Notes 5.50% due 12/01/15	409,000	378,637
PSEG Power LLC Company Guar. Notes 6.95% due 06/01/12	593,000	607,040

		8,198,912

FINANCE-CONSUMER LOANS — 0.1%
HSBC Finance Corp. Notes 5.25% due 01/14/11	725,000	703,667

FINANCE-CREDIT CARD — 0.2%
American Express Co. Senior Notes 5.50% due 09/12/16	1,374,000	1,219,814

FINANCE-INVESTMENT BANKER/BROKER — 0.3%
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	710,000	414,772
Merrill Lynch & Co., Inc. Notes 6.15% due 04/25/13	720,000	661,968
Morgan Stanley Senior Notes 5.75% due 10/18/16	660,000	608,214
UBS Preferred Funding Trust V Company Guar. Notes 6.24% due 05/12/16(1)(7)	1,380,000	565,800

		2,250,754

FOOD-MISC. — 0.0%
General Mills, Inc. Senior Notes 5.65% due 02/15/19	150,000	153,145

FOOD-RETAIL — 0.0%
The Kroger Co. Notes 5.00% due 04/15/13	342,000	345,403

HOTEL/MOTELS — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16(10)(11)	593,000	391,029

INSURANCE-MULTI-LINE — 0.1%
Metropolitan Life Global Funding Senior Notes 5.13% due 04/10/13*	340,000	325,016
The Allstate Corp. Senior Notes 5.55% due 05/09/35	73,000	48,161
The Allstate Corp. Senior Notes 6.13% due 12/15/32	604,000	457,391

		830,568

INSURANCE-PROPERTY/CASUALTY — 0.1%
Chubb Corp. Jr. Sub. Notes 6.38% due 03/29/67(1)	1,210,000	731,631

MACHINE TOOLS & RELATED PRODUCTS — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12(10)(11)	710,000	705,158

MEDICAL LABS & TESTING SERVICES — 0.2%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19	560,000	586,405
Roche Holdings, Inc. Company Guar. Notes 7.00% due 03/01/39	590,000	636,552

		1,222,957

MEDICAL-DRUGS — 0.3%
Allergan, Inc. Senior Notes 5.75% due 04/01/16	800,000	766,618
Glaxosmithline Capital, Inc. Company Guar. Notes 4.85% due 05/15/13	351,000	364,109
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	552,000	593,258
Pfizer, Inc. Senior Notes 7.20% due 03/15/39	340,000	373,571

		2,097,556

MEDICAL-HOSPITALS — 0.0%
HCA, Inc. Senior Notes 8.75% due 09/01/10	63,000	62,842

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.1%
Cardinal Health, Inc. Notes 5.80% due 10/15/16	443,000	412,323

MULTIMEDIA — 0.2%
News America Holdings, Inc. Company Guar. Debentures 8.50% due 02/23/25	664,000	606,587
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	700,000	727,604

		1,334,191

NON-HAZARDOUS WASTE DISPOSAL — 0.1%
Waste Management, Inc. Senior Notes 7.38% due 08/01/10	601,000	614,061

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.3%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	860,000	651,986
Devon OEI Operating, Inc. Company Guar. Senior Notes 7.25% due 10/01/11	1,248,000	1,320,767

		1,972,753

OIL COMPANIES-INTEGRATED — 0.1%
ConocoPhillips Company Guar. Notes 6.50% due 02/01/39	570,000	564,744
Hess Corp. Senior Notes 8.13% due 02/15/19	190,000	208,154

		772,898

OIL REFINING & MARKETING — 0.2%
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	565,000	518,333
Valero Energy Corp. Senior Notes 6.88% due 04/15/12	1,065,000	1,089,478

		1,607,811

PIPELINES — 0.4%
CenterPoint Energy Resources Corp. Senior Notes 7.88% due 04/01/13	652,000	683,774
Kinder Morgan Energy Partners LP Notes 6.75% due 03/15/11	1,154,000	1,184,390
Kinder Morgan Energy Partners LP Senior Notes 7.40% due 03/15/31	110,000	96,875
Kinder Morgan Energy Partners LP Senior Bonds 7.75% due 03/15/32	212,000	202,605
Spectra Energy Capital LLC Senior Notes 8.00% due 10/01/19	708,000	701,024

		2,868,668

REAL ESTATE INVESTMENT TRUSTS — 0.4%
Boston Properties LP Senior Notes 5.00% due 06/01/15	147,000	115,278
HRPT Properties Trust Senior Notes 6.25% due 08/15/16	988,000	640,866
Kimco Realty Corp. Senior Notes 6.00% due 11/30/12	750,000	644,920
Prologis Senior Notes 5.75% due 04/01/16	1,270,000	818,205
Simon Property Group LP Notes 5.88% due 03/01/17	673,000	537,975
Vornado Realty LP Notes 4.75% due 12/01/10	500,000	467,213

		3,224,457

RETAIL-APPAREL/SHOE — 0.1%
Ltd. Brands, Inc. Senior Notes 5.25% due 11/01/14	616,000	498,100

RETAIL-BUILDING PRODUCTS — 0.0%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	303,000	222,032

RETAIL-DISCOUNT — 0.2%
Wal-Mart Stores, Inc. Bonds 5.25% due 09/01/35	1,503,000	1,376,864

RETAIL-DRUG STORE — 0.1%
CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	610,000	622,280

SOVEREIGN AGENCY — 0.0%
Financing Corp. Bonds 9.65% due 11/02/18	235,000	348,060

SPECIAL PURPOSE ENTITIES — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	1,009,000	965,840
Fund American Cos., Inc. Notes 5.88% due 05/15/13	484,000	376,860

		1,342,700

TELEPHONE-INTEGRATED — 0.4%
AT&T, Inc. Senior Notes 6.55% due 02/15/39	820,000	788,608
BellSouth Corp. Senior Notes 6.55% due 06/15/34	912,000	833,495
Verizon New York, Inc. Senior Notes 6.88% due 04/01/12	1,428,000	1,488,089

		3,110,192

TELEVISION — 0.2%
CBS Corp. Company Guar. Notes 6.63% due 05/15/11	492,000	492,679
Hearst-Argyle Television, Inc. Debentures 7.50% due 11/15/27	800,000	616,311

		1,108,990

TOBACCO — 0.2%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	482,000	563,237
Philip Morris International, Inc. Senior Notes 4.88% due 05/16/13	532,000	550,364

		1,113,601

TRANSPORT-RAIL — 0.1%
CSX Corp. Senior Notes 6.75% due 03/15/11	51,000	52,452
CSX Corp. Debentures 7.90% due 05/01/17	640,000	673,987

		726,439

TOTAL CORPORATE BONDS & NOTES (cost $63,554,516)		56,615,446

Foreign Corporate Bonds & Notes — 2.9%

BANKS-COMMERCIAL — 0.6%
BNP Paribas Jr. Sub.Notes 7.20% due 06/25/37*(1)(7)	400,000	259,300
Credit Suisse New York Senior Notes 5.50% due 05/01/14	940,000	942,412
ING Bank NV Government Guar. Notes 3.90% due 03/19/14(10)	830,000	824,152
Nordea Bank AB Bonds 5.42% due 04/20/15*(1)(7)	275,000	133,375
UniCredito Italiano Capital Trust Bank Guar. Notes 9.20% due 10/05/10*(1)(7)	1,112,000	522,751
Woori Bank Sub. Debentures Notes 6.13% due 05/03/16*(8)	1,480,000	1,285,010

		3,967,000

BANKS-MONEY CENTER — 0.1%
DBS Capital Funding Corp. Company Guar. Notes 7.66% due 03/15/11*(1)(7)	453,000	403,950
Unicredit Luxembourg Finance SA Senior Sub. Notes 6.00% due 10/31/17*	910,000	599,217

		1,003,167

BANKS-SPECIAL PURPOSE — 0.1%
Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/14(10)	468,000	465,032

BEVERAGES-WINE/SPIRITS — 0.1%
Diageo Finance BV Company Guar. Bonds 5.50% due 04/01/13	777,000	803,026

COMMERCIAL SERVICES-FINANCE — 0.1%
Natixis Notes 10.00% due 04/30/18*(1)(7)	1,124,000	393,400

DIVERSIFIED MANUFACTURING OPERATIONS — 0.1%
Tyco Electronics Group SA Senior Notes 6.55% due 10/01/17	835,000	642,646

ELECTRIC-DISTRIBUTION — 0.2%
Hydro-Quebec Co. Company Guar. Notes 6.30% due 05/11/11	1,620,000	1,740,160

ELECTRIC-INTEGRATED — 0.2%
EDP Finance BV Senior Notes 6.00% due 02/02/18*	645,000	624,755
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	887,000	817,700

		1,442,455

FINANCE-LEASING COMPANIES — 0.1%
ORIX Corp. Notes 5.48% due 11/22/11	1,070,000	831,999

INSURANCE-MULTI-LINE — 0.1%
ING Groep NV Bonds 5.78% due 12/08/15(1)(7)	1,000,000	370,000

MACHINERY-CONSTRUCTION & MINING — 0.1%
Atlas Copco AB Bonds 5.60% due 05/22/17*	900,000	853,928

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.1%
Nexen, Inc. Bonds 5.88% due 03/10/35	254,000	175,738
Ras Laffan Liquefied Natural Gas Co., Ltd. III Company Guar. Senior Notes 5.83% due 09/30/16*	530,000	515,732

		691,470

OIL COMPANIES-INTEGRATED — 0.4%
Petro-Canada Senior Notes 6.05% due 05/15/18	1,075,000	979,041
Petroleos Mexicanos Notes 8.00% due 05/03/19*	491,000	505,745
Shell International Finance BV Company Guar. Notes 4.00% due 03/21/14	1,110,000	1,144,660

		2,629,446

SPECIAL PURPOSE ENTITIES — 0.2%
MUFG Capital Finance 1, Ltd. Bonds 6.35% due 07/15/16(1)(7)	546,000	430,642
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	725,000	737,251

		1,167,893

STEEL-PRODUCERS — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18	1,092,000	879,997

TELEPHONE-INTEGRATED — 0.1%
Telecom Italia Capital SA Company Guar. Notes 5.25% due 11/15/13	343,000	325,236
Telefonica Europe BV Company Guar. Bonds 7.75% due 09/15/10	263,000	276,188

		601,424

WIRELESS EQUIPMENT — 0.1%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	982,000	1,029,042

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $23,304,309)		19,512,085

Foreign Government Agencies — 0.4%

REGIONAL AUTHORITY — 0.2%
Province of Ontario Canada Bonds 5.00% due 10/18/11	1,210,000	1,282,260

SOVEREIGN — 0.2%
AID-Egypt U.S. Govt. Guar. Notes 4.45% due 09/15/15	785,000	840,185
MDC-GMTN B.V. Company Guar. Notes 7.63% due 05/06/19(10)	836,000	835,582

		1,675,767

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $2,827,824)		2,958,027

Taxable Municipal Bonds & Notes — 0.5%

TAXABLE MUNICIPAL NOTES — 0.5%
California Educational Facilities Authority 5.00% due 03/15/39	415,000	438,298
California State Build America 7.50% due 04/01/34	245,000	253,430
California State Build America 7.55% due 04/01/39	680,000	709,002
Massachusetts Health & Educational Facilities Authority 5.00% due 06/01/30	465,000	513,732
Metropolitan Transportation Authority 7.34% due 11/15/39	695,000	742,156
New Jersey State Turnpike Authority 7.41% due 01/01/40	675,000	731,768

TOTAL TAXABLE MUNICIPAL BONDS & NOTES (cost $3,360,090)		3,388,386

U.S. Government Agencies — 16.3%

FEDERAL HOME LOAN MTG. CORP. — 4.8%
4.50% due 08/01/18	614,790	635,828
4.50% due 11/01/18	939,654	971,808
4.50% due 01/01/19	243,671	252,009
4.50% due 03/01/19	76,889	79,463
4.50% due 08/01/19	43,330	44,704
4.50% due 02/01/20	79,138	81,648
4.50% due 04/01/35	641,827	653,918
4.63% due 10/25/12	2,500,000	2,732,437
5.00% due 03/01/18	401,597	418,335
5.00% due 05/01/18	192,547	200,572
5.00% due 09/01/18	262,232	273,162
5.00% due 02/01/19	649,570	675,426
5.00% due 08/01/20	96,207	99,856
5.00% due 09/01/33	1,230,969	1,269,556
5.00% due 11/01/33	825,932	851,823
5.00% due 03/01/34	386,477	398,351
5.00% due 04/01/34	223,749	230,623
5.00% due 08/01/35	834,506	859,362
5.00% due 10/01/35	2,069,535	2,131,175
5.00% due 11/01/35	1,766,904	1,819,530
5.50% due 01/01/19	393,944	410,609
5.50% due 04/01/19	31,537	32,930
5.50% due 06/01/19	22,156	23,094
5.50% due 07/01/19	188,926	196,918
5.50% due 03/01/21	100,899	105,168
5.50% due 10/01/24	324,631	337,399
5.50% due 06/01/25	517,659	537,519
5.50% due 07/01/25	253,745	263,480
5.50% due 08/01/25	396,660	411,878
5.50% due 09/01/25	251,769	261,428
5.50% due 05/01/33	418,202	434,263
5.50% due 12/01/33	309,659	321,551
5.50% due 01/01/34	1,168,663	1,213,546
5.50% due 04/01/34	150,600	156,266
5.50% due 11/01/34	86,636	89,896
5.50% due 05/01/35	75,913	78,710
5.50% due 09/01/35	203,784	211,292
5.50% due 10/01/35	652,582	676,625
5.50% due 06/01/36	459,965	477,186
5.50% due 02/01/37	652,069	675,380
6.00% due 04/01/16	58,412	61,624
6.00% due 04/01/17	103,671	109,306
6.00% due 07/01/17	56,085	59,133
6.00% due 10/01/17	76,738	80,909
6.00% due 08/01/19	266,305	279,490
6.00% due 09/01/19	62,096	65,170
6.00% due 11/01/19	96,319	101,374
6.00% due 05/01/21	126,255	132,506
6.00% due 10/01/21	320,647	336,523
6.00% due 02/01/23	458,003	481,981
6.00% due 12/01/25	159,021	166,887
6.00% due 02/01/26	173,806	182,403
6.00% due 04/01/34	100,474	105,539
6.00% due 07/01/34	666,246	699,830
6.00% due 08/01/34	1,537,956	1,615,484
6.00% due 09/01/34	161,609	169,756
6.00% due 07/01/35	275,486	288,340
6.00% due 08/01/35	244,528	255,938
6.00% due 10/01/35	252,538	264,715
6.00% due 11/01/35	616,976	645,763
6.00% due 03/01/36	233,798	244,488
6.00% due 07/01/36	237,466	248,324
6.00% due 10/01/36	542,769	570,130
6.00% due 01/01/37	431,142	450,854
6.00% due 03/01/37	700,504	731,985
6.00% due 05/01/37	786,065	821,391
6.00% due 06/01/37	712,796	744,830
6.50% due 05/01/34	73,473	78,284
6.50% due 06/01/34	101,587	108,240
6.50% due 08/01/34	532,684	567,567
6.50% due 10/01/34	276,016	295,471
6.50% due 11/01/34	12,891	13,736
6.50% due 05/01/37	231,881	245,929
6.50% due 07/01/37	482,188	511,401
6.50% due 02/01/38	416,607	441,848

		33,771,873

FEDERAL NATIONAL MTG. ASSOC. — 9.9%
4.01% due 08/01/13	82,208	83,502
4.02% due 08/01/13	231,432	235,554
4.50% due 04/01/18	451,495	467,509
4.50% due 06/01/18	588,793	609,677
4.50% due 07/01/18	205,944	213,248
4.50% due 03/01/19	283,089	292,599
4.50% due 04/01/20	545,809	564,145
4.50% due 05/01/20	155,471	160,305
4.50% due 07/01/20	162,730	168,196
4.50% due 08/01/33	1,337,386	1,366,108
4.50% due 02/01/35	380,757	388,577
4.50% due 09/01/35	412,636	420,724
4.59% due 05/01/14	466,553	481,856
4.63% due 04/01/14	203,650	210,444
4.67% due 04/01/13	49,542	51,531
4.82% due 12/01/12	626,364	651,855
4.84% due 08/01/14	551,668	575,545
4.87% due 02/01/14	312,527	325,437
4.88% due 03/01/20	152,146	157,619
4.94% due 08/01/15	200,000	206,689
5.00% due 02/01/18	1,772,934	1,849,553

5.00% due 11/01/18	670,764	699,140
5.00% due 07/01/19	255,405	265,731
5.00% due 11/01/19	358,505	372,999
5.00% due 03/01/20	151,414	157,157
5.00% due 07/01/20	231,149	239,916
5.00% due 11/01/33	558,028	576,305
5.00% due 03/01/34	725,700	749,201
5.00% due 05/01/34	222,588	229,565
5.00% due 08/01/34	251,935	259,832
5.00% due 09/01/34	647,338	667,630
5.00% due 12/01/34	178,996	184,607
5.00% due 01/01/35	560,320	577,884
5.00% due 06/01/35	1,472,807	1,518,055
5.00% due 07/01/35	2,054,695	2,117,819
5.00% due 08/01/35	463,434	477,672
5.00% due 08/01/36	499,961	515,321
5.27% due 12/01/16	330,000	347,138
5.37% due 02/01/13	288,102	306,251
5.37% due 05/01/18	510,000	543,564
5.50% due 11/01/17	390,363	409,073
5.50% due 01/01/18	619,270	648,952
5.50% due 02/01/18	347,869	364,325
5.50% due 07/01/19	416,881	435,821
5.50% due 08/01/19	99,163	103,668
5.50% due 09/01/19	423,934	443,194
5.50% due 01/01/21	305,282	318,770
5.50% due 05/01/22	161,046	167,774
5.50% due 02/01/33	642,167	668,116
5.50% due 06/01/33	887,440	923,300
5.50% due 07/01/33	3,602,436	3,748,008
5.50% due 11/01/33	1,034,028	1,075,813
5.50% due 12/01/33	172,504	179,475
5.50% due 01/01/34	618,055	643,031
5.50% due 02/01/34	1,285,674	1,337,417
5.50% due 03/01/34	105,556	109,782
5.50% due 04/01/34	301,480	313,427
5.50% due 05/01/34	1,115,093	1,159,281
5.50% due 06/01/34	76,036	79,050
5.50% due 07/01/34	1,733,740	1,802,446
5.50% due 09/01/34	2,453,401	2,550,626
5.50% due 10/01/34	3,177,860	3,303,792
5.50% due 11/01/34	3,328,247	3,460,140
5.50% due 12/01/34	1,294,637	1,345,941
5.50% due 01/01/35	1,663,090	1,730,581
5.50% due 04/01/35	243,207	252,617
5.50% due 09/01/35	904,901	939,912
5.50% due 03/01/37	326,719	338,952
6.00% due 01/01/17	389,983	411,667
6.00% due 08/01/17	245,703	259,289
6.00% due 03/01/18	68,594	72,387
6.00% due 11/01/18	589,164	621,924
6.00% due 01/01/21	154,100	161,923
6.00% due 05/01/21	75,556	79,392
6.00% due 07/01/21	307,305	322,904
6.00% due 11/01/25	152,984	160,850
6.00% due 04/01/34	867,891	912,997
6.00% due 05/01/34	592,477	623,269
6.00% due 06/01/34	1,792,606	1,885,770
6.00% due 07/01/34	1,059,064	1,114,105
6.00% due 08/01/34	1,018,086	1,070,998
6.00% due 10/01/34	1,218,223	1,281,681
6.00% due 11/01/34	130,648	137,438
6.00% due 12/01/34	64,183	67,519
6.00% due 08/01/35	218,032	228,546
6.00% due 09/01/35	580,302	614,851
6.00% due 10/01/35	123,402	129,353
6.00% due 11/01/35	186,123	195,098
6.00% due 12/01/35	1,181,621	1,238,600
6.00% due 02/01/36	918,025	962,294
6.00% due 03/01/36	152,221	159,419
6.00% due 04/01/36	363,340	380,520
6.00% due 06/01/36	312,933	327,923
6.00% due 12/01/36	354,133	370,878
6.00% due 03/01/37	371,198	388,459
6.00% due 07/01/37	605,739	633,908
6.33% due 03/01/11	122,877	129,853
6.50% due 06/01/31	250,596	268,807
6.50% due 07/01/31	75,604	81,098
6.50% due 09/01/31	267,892	287,360
6.50% due 02/01/32	224,115	240,402
6.50% due 07/01/32	625,219	670,065
6.50% due 08/01/32	474,459	508,346
6.50% due 01/01/33	288,799	309,426
6.50% due 04/01/34	69,323	73,884
6.50% due 06/01/34	117,005	124,704
6.50% due 08/01/34	355,437	378,824
6.50% due 05/01/36	282,980	300,229
6.50% due 01/01/37	223,240	236,848
6.50% due 02/01/37	1,269,649	1,346,968
6.50% due 05/01/37	511,691	542,852
6.50% due 07/01/37	442,008	468,925
7.50% due 02/01/30	35,303	38,535
7.50% due 03/01/31	94,758	103,191
7.50% due 01/01/32	73,296	79,818

		70,143,841

GOVERNMENT NATIONAL MTG. ASSOC. — 1.2%
4.50% due 07/20/33	66,302	67,953
4.50% due 09/20/33	412,965	423,247
4.50% due 12/20/34	220,174	225,415
5.00% due 07/20/33	99,212	102,884
5.00% due 06/15/34	410,879	426,871
5.00% due 10/15/34	204,435	212,156
5.50% due 11/15/32	441,471	461,052
5.50% due 05/15/33	2,141,237	2,234,869
5.50% due 08/15/33	175,209	182,871
5.50% due 12/15/33	551,669	574,794
5.50% due 09/15/34	212,638	221,671
5.50% due 10/15/35	31,347	32,654
6.00% due 09/15/32	560,691	591,166
6.00% due 04/15/33	435,588	457,630
6.00% due 02/15/34	235,916	247,485
6.00% due 07/15/34	216,552	227,172
6.00% due 09/15/34	250,094	262,359
6.00% due 01/20/35	126,920	132,372
6.00% due 02/20/35	176,067	183,631
6.00% due 04/20/35	102,734	107,147
6.00% due 01/15/38	854,803	892,717

		8,268,116

SMALL BUSINESS ADMINISTRATION — 0.4%
Small Business Administration Series 2004-20D, Class 1 4.77% due 04/01/24	309,296	319,222
Small Business Administration Series 2005-20C, Class 1 4.95% due 03/01/25	775,374	805,815
Small Business Administration Series 2004-20I, Class 1 4.99% due 09/01/24	460,216	476,578
Small Business Administration Series 2004-20E, Class 1 5.18% due 05/01/24	520,755	536,215
Small Business Administration Series 2004-20F, Class 1 5.52% due 06/01/24	823,617	858,692
Small Business Administration Series Series 2003-20G, Class 1 4.35% due 07/01/23	112,740	115,368

		3,111,890

TOTAL U.S. GOVERNMENT AGENCIES (cost $111,004,350)		115,295,720

U.S. Government Treasuries — 8.5%

UNITED STATES TREASURY BONDS — 1.3%
5.00% due 05/15/37	1,083,000	1,250,188
5.25% due 02/15/29	169,000	194,984
5.38% due 02/15/31	3,686,000	4,341,415
6.00% due 02/15/26	1,143,000	1,421,249
6.25% due 08/15/23	611,000	763,941
6.75% due 08/15/26	377,000	505,592
8.00% due 11/15/21	318,000	451,262

		8,928,631

UNITED STATES TREASURY NOTES — 7.2%
0.88% due 02/28/11	5,516,000	5,516,662
1.50% due 10/31/10	8,236,000	8,329,940
1.50% due 12/31/13	2,374,000	2,330,228
2.00% due 11/30/13	1,361,000	1,366,954
2.63% due 02/29/16	505,000	505,158
3.13% due 09/30/13	10,756,000	11,342,535
3.50% due 05/31/13	1,900,000	2,033,000
3.88% due 02/15/13	462,000	500,693
4.13% due 08/31/12	4,098,000	4,446,650
4.13% due 05/15/15	1,220,000	1,345,812
4.75% due 05/15/14	829,000	938,065
5.13% due 06/30/11	6,655,000	7,241,472
6.50% due 02/15/10	728,000	762,750
8.50% due 02/15/20	3,211,000	4,628,856

		51,288,775

TOTAL U.S. GOVERNMENT TREASURIES (cost $59,026,806)		60,217,406

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $787,650,813)		698,412,011

Short-Term Investment Securities — 1.1%

COMMERCIAL PAPER — 1.1%
Bankamerica Corp. 0.18% due 05/01/09 (cost $7,793,000)	7,793,000	7,793,000

TOTAL INVESTMENTS (cost $795,443,813)(9)	99.8%	706,205,011
Other assets less liabilities	0.2	1,112,052

NET ASSETS	100.0%	$707,317,063

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2009, the aggregate value of these securities was $16,329,218 representing 2.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of April 30, 2009.

(2)	Variable Rate Security — the rate reflected is as of April 30, 2009, maturity date reflects the stated maturity date.

(3)	Interest Only

(4)	Commercial Mortgage Backed Security

(5)	Collateralized Mortgage Obligation

(6)	Fair valued security; see Note 2

(7)	Perpetual maturity — maturity date reflects the next call date.

(8)	Variable Rate Security — the rate reflected is as of April 30, 2009, maturity date reflects next reset date.

(9)	See Note 4 for cost of investments on a tax basis.

(10)	Illiquid Security. At April 30, 2009, the aggregate value of these securities was $7,161,812 representing 1.0% of net assets.

(11)	To the extent permitted by the Statement of Additional Information, the MFS Total Return Portfolio may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2009, the MFS Total Return Portfolio held the following restricted securities:

	Acquisition	Principal /	Acquisition		Market Value	% of Net
Name	Date	Shares	Cost	Market Value	per Share	Assets

Bruce Mansfield Unit Pass Through Certificates
6.85% due 06/01/34	07/07/10	$1,430,000	$1,430,000	$1,059,989	$74.13	0.15%

Kennametal, Inc.
Senior Notes
7.20% due 06/15/12	06/14/02	88,000	69,817
	06/17/02	200,000	200,294
	06/19/02	81,000	81,894
	06/19/02	121,000	122,457
	04/04/05	220,000	246,987

		710,000	721,449	705,158	$99.32	0.10%

Wyndham Worldwide Corp.
Senior Notes
6.00% due 12/01/16	11/30/06	290,000	288,273
	12/04/06	87,000	87,533
	12/04/06	216,000	217,418

		593,000	593,224	391,029	$65.94	0.06%

				$2,156,176		0.30%

ADR  —  American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
TELECOM UTILITY PORTFOLIO
Portfolio of Investments — January 31, 2009
(unaudited)

	Shares/
Common Stock — 87.2%	Principal	Market Value
	Amount	(Note 1)

CABLE TV — 5.6%
Cablevision Systems Corp., Class A	6,000	$102,960
Comcast Corp., Special Class A	47,700	700,236
Rogers Communications, Inc., Class B	42,160	1,035,893

		1,839,089

CABLE/SATELLITE TV — 1.6%
Time Warner Cable, Inc.	16,542	533,149

CELLULAR TELECOM — 11.1%
America Movil SAB de CV, Series L ADR	13,990	459,572
Cellcom Israel, Ltd.	40,760	888,160
MetroPCS Communications, Inc.†	15,700	268,313
Mobile Telesystems ADR†	9,470	313,836
MTN Group, Ltd.	20,790	272,535
NII Holdings, Inc.†	19,390	313,342
Partner Communications ADR	3,000	48,750
Vimpel-Communications ADR†	1,600	15,072
Vivo Participacoes SA ADR	19,325	308,427
Vodafone Group PLC	395,328	729,281

		3,617,288

ELECTRIC-GENERATION — 2.9%
The AES Corp.†	131,590	930,341

ELECTRIC-INTEGRATED — 29.0%
Allegheny Energy, Inc.	33,900	878,688
American Electric Power Co., Inc.	31,350	827,013
CMS Energy Corp.	94,690	1,138,174
Constellation Energy Group, Inc.	8,970	215,998
DPL, Inc.	26,120	585,871
E.ON AG	36,581	1,240,984
Edison International, Inc.	11,130	317,316
Entergy Corp.	3,900	252,603
FPL Group, Inc.	5,800	311,982
Northeast Utilities	24,990	525,290
PPL Corp.	37,600	1,124,616
Progress Energy, Inc.	12,020	410,122
Public Service Enterprise Group, Inc.	32,020	955,477
RWE AG	3,100	223,907
Westar Energy, Inc.	10,600	185,818
Wisconsin Energy Corp.	6,300	251,748

		9,445,607

ELECTRIC-TRANSMISSION — 2.2%
National Grid PLC	2,000	16,702
Red Electrica Corp. SA	16,583	697,503

		714,205

GAS-DISTRIBUTION — 6.2%
CenterPoint Energy, Inc.	6,200	65,968
Enagas	20,732	362,906
GDF Suez	9,900	357,594
NiSource, Inc.	28,800	316,512
Sempra Energy	19,610	902,452

		2,005,432

INDEPENDENT POWER PRODUCERS — 4.0%
Dynegy, Inc., Class A†	93,180	165,860
NRG Energy, Inc.†	63,379	1,139,555

		1,305,415

OIL & GAS DRILLING — 0.5%
Transocean, Ltd.†	2,400	161,952

OIL COMPANIES-EXPLORATION & PRODUCTION — 7.6%
EQT Corp.	43,010	1,446,426
Questar Corp.	27,920	829,782
XTO Energy, Inc.	6,015	208,480

		2,484,688

PIPELINES — 4.7%
El Paso Corp.	87,160	601,404
ONEOK, Inc.	700	18,319
Spectra Energy Corp.	28,250	409,625
Williams Cos., Inc.	36,230	510,843

		1,540,191

TELECOM SERVICES — 1.7%
Virgin Media, Inc.*	72,700	561,244

TELEPHONE-INTEGRATED — 9.9%
AT&T, Inc.	32,622	835,776
Deutsche Telekom AG	15,600	188,653
Koninklijke (Royal) KPN NV	44,050	530,896
Philippine Long Distance Telephone Co.	1,500	67,776
Philippine Long Distance Telephone Co. ADR	2,200	100,914
Telefonica SA	41,146	784,484
Verizon Communications, Inc.	7,000	212,380
Windstream Corp.	59,200	491,360

		3,212,239

WATER — 0.1%
Severn Trent PLC	2,100	32,557

WIRELESS EQUIPMENT — 0.1%
Crown Castle International Corp.†	1,300	31,876

TOTAL COMMON STOCK (cost $38,950,813)		28,415,273

Preferred Stock — 4.1%

ELECTRIC-DISTRIBUTION — 2.2%
Eletropaulo Metropolitana de Sao Paulo SA Class B	54,920	705,270

ELECTRIC-GENERATION — 1.2%
AES Tiete SA	48,900	402,111

PIPELINES — 0.7%
El Paso Corp.	370	230,787

TOTAL PREFERRED STOCK (cost $1,678,739)		1,338,168

Convertible Bonds & Notes — 1.5%

CELLULAR TELECOM — 0.2%
Nextel International Holdings Senior Notes 3.13% due 06/15/12	67,000	48,910

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.3%
Chesapeake Energy Corp. Company Guar. Notes 2.50% due 05/15/37	153,000	110,734

TELECOM SERVICES — 1.0%
Virgin Media, Inc. Senior Notes 6.50% due 11/15/16*(2)	463,000	337,411

TOTAL CONVERTIBLE BONDS & NOTES (cost $389,126)		497,055

Corporate Bonds & Notes — 2.3%

CABLE/SATELLITE TV — 0.2%
CSC Holdings, Inc. Senior Notes 8.63% due 02/15/19*(2)	70,000	70,525

CELLULAR TELECOM — 0.4%
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	140,000	140,175

ELECTRIC-GENERATION — 0.6%
AES Corp. Senior Notes 9.75% due 04/15/16*(2)	200,000	198,000

ELECTRIC-INTEGRATED — 0.2%
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	60,000	63,784

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.6%
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	204,000	206,040

PIPELINES — 0.2%
El Paso Corp. Senior Notes 8.25% due 02/15/16	15,000	14,625
Williams Cos., Inc. Senior Notes 8.75% due 03/15/32	40,000	37,600

		52,225

TELEPHONE-INTEGRATED — 0.1%
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	13,000	12,529

TOTAL CORPORATE BONDS & NOTES (cost $707,520)		743,278

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $41,726,198)		30,993,774

Repurchase Agreement — 3.4%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 04/30/09, to be repurchased 05/01/09 in the amount of $1,114,000 and collateralized by Federal Home Loan Mtg. Corp. Notes bearing interest at 1.27% due 04/01/11 and having an approximate value of $1,136,419 (cost $1,114,000)	$1,114,000	1,114,000

TOTAL INVESTMENTS (cost $42,840,198)(1)	98.5%	32,107,774
Other assets less liabilities	1.5	474,967

NET ASSETS	100.0%	$32,582,741

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2009, the aggregate value of these securities was $605,936 representing 1.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis.

(2)	Illiquid Security. At April 30, 2009, the aggregate value of these securities was $605,936 representing 1.9% of net assets.

ADR	American Depository Receipt

Open Forward Foreign Currency Contracts
					Gross
Contract to		In Exchange		Delivery	Unrealized
Deliver		For		Date	Appreciation

* EUR	49,952	USD	67,130	5/18/2009	$1,042
* GBP	12,951	USD	19,399	5/19/2009	241
USD	15,994	GBP	11,262	5/9/2009	667
* USD	208,026	GBP	143,589	5/18/2009	4,389
* USD	68,282	EUR	52,353	5/18/2009	983
* USD	51,713	GBP	35,583	5/19/2009	926
* USD	649,855	EUR	498,311	5/20/2009	9,427
USD	18,707	GBP	13,039	5/20/2009	582

					$18,257

					Gross
Contract to		In Exchange		Delivery	Unrealized
Deliver		For		Date	Depreciation

* EUR	2,723,015	USD	3,511,825	5/20/2009	$(90,810)
* GBP	559,981	USD	798,433	5/18/2009	(29,963)

					(120,773)

Net Unrealized Appreciation (Depreciation)					$(102,516)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

EUR — Euro Dollar

GBP — British Pound

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
EQUITY INDEX PORTFOLIO
Portfolio of Investments — April 30, 2009
(unaudited)

	Shares/
Common Stock — 95.2%	Principal	Market Value
	Amount	(Note 1)

ADVERTISING AGENCIES — 0.1%
Interpublic Group of Cos., Inc.†	1,065	$6,667
Omnicom Group, Inc.	466	14,665

		21,332

AEROSPACE/DEFENSE — 1.4%
Boeing Co.	1,361	54,508
General Dynamics Corp.	682	35,239
Lockheed Martin Corp.	618	48,531
Northrop Grumman Corp.	696	33,651
Raytheon Co.	894	40,436
Rockwell Collins, Inc.	362	13,883

		226,248

AEROSPACE/DEFENSE-EQUIPMENT — 0.6%
Goodrich Corp.	295	13,063
United Technologies Corp.	1,786	87,228

		100,291

AGRICULTURAL CHEMICALS — 0.6%
CF Industries Holdings, Inc.	68	4,899
Monsanto Co.	1,092	92,700

		97,599

AGRICULTURAL OPERATIONS — 0.2%
Archer-Daniels-Midland Co.	1,177	28,978

AIRLINES — 0.1%
Southwest Airlines Co.	1,575	10,993

APPAREL MANUFACTURERS — 0.2%
Coach, Inc.†	487	11,931
Polo Ralph Lauren Corp.	132	7,107
VF Corp.	202	11,973

		31,011

APPLIANCES — 0.0%
Whirlpool Corp.	169	7,632

APPLICATIONS SOFTWARE — 2.1%
Citrix Systems, Inc.†	415	11,840
Intuit, Inc.†	491	11,357
Microsoft Corp.	15,099	305,906
Salesforce.com, Inc.†	235	10,060

		339,163

ATHLETIC FOOTWEAR — 0.2%
NIKE, Inc., Class B	688	36,099

AUTO-CARS/LIGHT TRUCKS — 0.2%
Ford Motor Co.†	5,062	30,271
General Motors Corp.†	1,279	2,455

		32,726

AUTO-HEAVY DUTY TRUCKS — 0.2%
PACCAR, Inc.	758	26,863

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.1%
Johnson Controls, Inc.	948	18,021

BANKS-COMMERCIAL — 0.3%
BB&T Corp.	902	21,053
First Horizon National Corp.	503	5,790
M&T Bank Corp.	174	9,126
Marshall & Ilsley Corp.	609	3,520
Regions Financial Corp.	1,568	7,040
Zions Bancorporation	272	2,973

		49,502

BANKS-FIDUCIARY — 0.7%
Northern Trust Corp.	450	24,462
State Street Corp.	936	31,946
The Bank of New York Mellon Corp.	2,152	54,833

		111,241

BANKS-SUPER REGIONAL — 2.0%
Capital One Financial Corp.	806	13,492
Comerica, Inc.	340	7,133
Fifth Third Bancorp	1,240	5,084
Huntington Bancshares, Inc.	860	2,399
KeyCorp	986	6,064
PNC Financial Services Group, Inc.	917	36,405
SunTrust Banks, Inc.	794	11,465
US Bancorp	3,289	59,926
Wells Fargo & Co.	8,376	167,604

		309,572

BEVERAGES-NON-ALCOHOLIC — 2.2%
Coca-Cola Enterprises, Inc.	649	11,072
Dr. Pepper Snapple Group, Inc.†	406	8,408
Pepsi Bottling Group, Inc.	305	9,538
PepsiCo, Inc.	3,095	154,007
The Coca-Cola Co.	3,966	170,736

		353,761

BEVERAGES-WINE/SPIRITS — 0.1%
Brown-Forman Corp., Class B	117	5,441
Constellation Brands, Inc., Class A†	521	6,038

		11,479

BREWERY — 0.1%
Molson Coors Brewing Co., Class B	335	12,814

BUILDING PRODUCTS-WOOD — 0.0%
Masco Corp.	655	5,803

BUILDING-RESIDENTIAL/COMMERCIAL — 0.2%
Centex Corp.	279	3,052
D.R. Horton, Inc.	647	8,444
KB Home	186	3,361
Lennar Corp., Class A	303	2,951
Pulte Homes, Inc.	502	5,778

		23,586

CABLE TV — 0.2%
The DIRECTV Group, Inc.†	1,171	28,959

CABLE/SATELLITE TV — 0.7%
Comcast Corp., Class A	5,739	88,725
Time Warner Cable, Inc.	569	18,339

		107,064

CASINO HOTELS — 0.0%
Wynn Resorts, Ltd.†	120	4,708

CASINO SERVICES — 0.0%
International Game Technology	293	3,619

CHEMICALS-DIVERSIFIED — 0.6%
E.I. du Pont de Nemours & Co.	1,804	50,332
PPG Industries, Inc.	371	16,342
The Dow Chemical Co.	1,985	31,760

		98,434

CHEMICALS-SPECIALTY — 0.2%
Eastman Chemical Co.	172	6,825
Ecolab, Inc.	397	15,304

Sigma-Aldrich Corp.	300	13,152

		35,281

COAL — 0.2%
CONSOL Energy, Inc.	413	12,919
Massey Energy Co.	192	3,055
Peabody Energy Corp.	447	11,796

		27,770

COATINGS/PAINT — 0.1%
The Sherwin-Williams Co.	232	13,140

COMMERCIAL SERVICES — 0.1%
Iron Mountain, Inc.†	272	7,749

COMMERCIAL SERVICES-FINANCE — 0.9%
Automatic Data Processing, Inc.	972	34,214
Equifax, Inc.	292	8,515
H&R Block, Inc.	704	10,659
Mastercard, Inc., Class A	156	28,618
Moody’s Corp.	423	12,487
Paychex, Inc.	724	19,555
The Western Union Co.	1,209	20,251
Total System Services, Inc.	475	5,923

		140,222

COMPUTER AIDED DESIGN — 0.1%
Autodesk, Inc.†	506	10,090

COMPUTER SERVICES — 0.2%
Affiliated Computer Services, Inc., Class A†	218	10,547
Cognizant Technology Solutions Corp., Class A†	588	14,577
Computer Sciences Corp.†	342	12,640

		37,764

COMPUTERS — 4.6%
Apple, Inc.†	1,772	222,971
Dell, Inc.†	3,178	36,928
Hewlett-Packard Co.	4,881	175,618
International Business Machines Corp.	2,678	276,397
Sun Microsystems, Inc.†	1,614	14,784

		726,698

COMPUTERS-INTEGRATED SYSTEMS — 0.0%
Teradata Corp.†	422	7,056

COMPUTERS-MEMORY DEVICES — 0.5%
EMC Corp.†	4,296	53,829
ESC Seagate Technology†(1)(2)	1,206	0
NetApp, Inc.†	702	12,847
SanDisk Corp.†	528	8,300

		74,976

COMPUTERS-PERIPHERY EQUIPMENT — 0.0%
Lexmark International, Inc., Class A†	198	3,885

CONSUMER PRODUCTS-MISC. — 0.5%
Clorox Co.	312	17,488
Fortune Brands, Inc.	371	14,584
Kimberly-Clark Corp.	881	43,292

		75,364

CONTAINERS-METAL/GLASS — 0.1%
Ball Corp.	221	8,336
Owens-Illinois, Inc.†	294	7,171

		15,507

CONTAINERS-PAPER/PLASTIC — 0.1%
Pactiv Corp.†	341	7,454
Sealed Air Corp.	391	7,453

		14,907

COSMETICS & TOILETRIES — 2.4%
Avon Products, Inc.	963	21,918
Colgate-Palmolive Co.	934	55,106
The Estee Lauder Cos., Inc., Class A	247	7,385
The Procter & Gamble Co.	5,950	294,168

		378,577

CRUISE LINES — 0.2%
Carnival Corp.	986	26,504

DATA PROCESSING/MANAGEMENT — 0.1%
Fidelity National Information Services, Inc.	406	7,247
Fiserv, Inc.†	386	14,406

		21,653

DENTAL SUPPLIES & EQUIPMENT — 0.1%
Dentsply International, Inc.	320	9,158

DIALYSIS CENTERS — 0.0%
DaVita, Inc.†	153	7,095

DISPOSABLE MEDICAL PRODUCTS — 0.1%
C.R. Bard, Inc.	225	16,117

DISTRIBUTION/WHOLESALE — 0.2%
Fastenal Co.	277	10,626
Genuine Parts Co.	267	9,067
WW Grainger, Inc.	140	11,743

		31,436

DIVERSIFIED BANKING INSTITUTIONS — 3.6%
Bank of America Corp.	12,778	114,108
Citigroup, Inc.	9,656	29,451
JPMorgan Chase & Co.	7,501	247,533
Morgan Stanley	2,014	47,611
The Goldman Sachs Group, Inc.	969	124,516

		563,219

DIVERSIFIED FINANCIAL SERVICES — 0.1%
IntercontinentalExchange, Inc.†	162	14,191

DIVERSIFIED MANUFACTURING OPERATIONS — 3.4%
3M Co.	1,380	79,488
Cooper Industries, Ltd., Class A	392	12,854
Danaher Corp.	426	24,895
Dover Corp.	428	13,174
Eaton Corp.	356	15,593
General Electric Co.	20,500	259,325
Honeywell International, Inc.	1,312	40,948
Illinois Tool Works, Inc.	758	24,862
Ingersoll-Rand Co., Ltd., Class A	717	15,609
ITT Corp.	411	16,855
Leggett & Platt, Inc.	345	4,954
Parker Hannifin Corp.	378	17,142

Textron, Inc.	586	6,288

		531,987

DIVERSIFIED OPERATIONS — 0.1%
Leucadia National Corp.†	393	8,343

E-COMMERCE/PRODUCTS — 0.3%
Amazon.com, Inc.†	640	51,533

E-COMMERCE/SERVICES — 0.3%
eBay, Inc.†	2,274	37,453
Expedia, Inc.†	471	6,410

		43,863

ELECTRIC PRODUCTS-MISC. — 0.3%
Emerson Electric Co.	1,392	47,384
Molex, Inc.	286	4,767

		52,151

ELECTRIC-GENERATION — 0.1%
The AES Corp.†	1,580	11,171

ELECTRIC-INTEGRATED — 3.3%
Allegheny Energy, Inc.	362	9,383
Ameren Corp.	310	7,136
American Electric Power Co., Inc.	907	23,927
Consolidated Edison, Inc.	616	22,872
Constellation Energy Group, Inc.	419	10,090
Dominion Resources, Inc.	1,305	39,359
DTE Energy Co.	384	11,355
Duke Energy Corp.	2,195	30,313
Edison International	698	19,900
Entergy Corp.	433	28,045
Exelon Corp.	1,311	60,476
FirstEnergy Corp.	689	28,180
FPL Group, Inc.	815	43,839
Integrys Energy Group, Inc.	181	4,780
Pepco Holdings, Inc.	492	5,879
PG&E Corp.	806	29,919
PPL Corp.	842	25,184
Progress Energy, Inc.	589	20,097
Public Service Enterprise Group, Inc.	1,147	34,226
The Southern Co.	1,544	44,591
Wisconsin Energy Corp.	59	2,358
Xcel Energy, Inc.	972	17,924

		519,833

ELECTRONIC COMPONENTS-MISC. — 0.1%
Jabil Circuit, Inc.	521	4,220
Tyco Electronics, Ltd.	1,012	17,649

		21,869

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.9%
Advanced Micro Devices, Inc.†	1,445	5,216
Altera Corp.	706	11,515
Broadcom Corp., Class A†	728	16,882
Intel Corp.	10,742	169,509
LSI Corp.†	1,500	5,760
MEMC Electronic Materials, Inc.†	514	8,327
Microchip Technology, Inc.	418	9,614
Micron Technology, Inc.†	1,717	8,379
NVIDIA Corp.†	1,252	14,373
Texas Instruments, Inc.	2,312	41,755
Xilinx, Inc.	656	13,408

		304,738

ELECTRONIC CONNECTORS — 0.1%
Amphenol Corp., Class A	379	12,825

ELECTRONIC FORMS — 0.2%
Adobe Systems, Inc.†	1,138	31,124

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.1%
Agilent Technologies, Inc.†	768	14,024
FLIR Systems, Inc.†	118	2,617

		16,641

ELECTRONICS-MILITARY — 0.1%
L-3 Communications Holdings, Inc.	276	21,017

ENGINEERING/R&D SERVICES — 0.2%
Fluor Corp.	401	15,186
Jacobs Engineering Group, Inc.†	268	10,195

		25,381

ENGINES-INTERNAL COMBUSTION — 0.1%
Cummins, Inc.	436	14,824

ENTERPRISE SOFTWARE/SERVICE — 1.2%
BMC Software, Inc.†	432	14,977
CA, Inc.	881	15,197
Novell, Inc.†	875	3,290
Oracle Corp.	8,016	155,030

		188,494

ENTERTAINMENT SOFTWARE — 0.1%
Electronic Arts, Inc.†	719	14,632

FILTRATION/SEPARATION PRODUCTS — 0.1%
Pall Corp.	297	7,844

FINANCE-COMMERCIAL — 0.0%
CIT Group, Inc.	688	1,527

FINANCE-CONSUMER LOANS — 0.0%
SLM Corp.†	1,053	5,086

FINANCE-CREDIT CARD — 0.4%
American Express Co.	2,391	60,301
Discover Financial Services	1,128	9,171

		69,472

FINANCE-INVESTMENT BANKER/BROKER — 0.2%
The Charles Schwab Corp.	2,002	36,997

FINANCE-OTHER SERVICES — 0.3%
CME Group, Inc.	139	30,768
NYSE Euronext	571	13,230
The NASDAQ OMX Group, Inc.†	291	5,596

		49,594

FOOD-CONFECTIONERY — 0.1%
The Hershey Co.	380	13,733
The J.M. Smucker Co.	155	6,107

		19,840

FOOD-DAIRY PRODUCTS — 0.0%
Dean Foods Co.†	270	5,589

FOOD-MEAT PRODUCTS — 0.0%
Tyson Foods, Inc., Class A	617	6,503

FOOD-MISC. — 1.2%
Campbell Soup Co.	505	12,989
ConAgra Foods, Inc.	1,028	18,196
General Mills, Inc.	718	36,395
H.J. Heinz Co.	617	21,237
Kellogg Co.	573	24,129
Kraft Foods, Inc., Class A	2,781	65,075
McCormick & Co., Inc.	303	8,923
Sara Lee Corp.	1,299	10,808

		197,752

FOOD-RETAIL — 0.4%
Safeway, Inc.	988	19,513
SUPERVALU, Inc.	499	8,159
The Kroger Co.	1,371	29,641
Whole Foods Market, Inc.	137	2,840

		60,153

FOOD-WHOLESALE/DISTRIBUTION — 0.2%
Sysco Corp.	1,355	31,612

FORESTRY — 0.2%
Plum Creek Timber Co., Inc.	402	13,877
Weyerhaeuser Co.	507	17,877

		31,754

GAS-DISTRIBUTION — 0.3%
CenterPoint Energy, Inc.	839	8,927
NiSource, Inc.	628	6,901
Sempra Energy	588	27,060

		42,888

GOLD MINING — 0.2%
Newmont Mining Corp.	971	39,073

HAZARDOUS WASTE DISPOSAL — 0.0%
Stericycle, Inc.†	49	2,307

HOME DECORATION PRODUCTS — 0.0%
Newell Rubbermaid, Inc.	676	7,064

HOTELS/MOTELS — 0.1%
Marriott International, Inc., Class A	678	15,974
Starwood Hotels & Resorts Worldwide, Inc.	124	2,586

		18,560

HUMAN RESOURCES — 0.1%
Monster Worldwide, Inc.†	316	4,361
Robert Half International, Inc.	387	9,296

		13,657

INDEPENDENT POWER PRODUCERS — 0.0%
Dynegy, Inc., Class A†	1,292	2,300

INDUSTRIAL AUTOMATED/ROBOTIC — 0.1%
Rockwell Automation, Inc.	361	11,404

INDUSTRIAL GASES — 0.5%
Air Products & Chemicals, Inc.	476	31,368
Praxair, Inc.	592	44,169

		75,537

INSTRUMENTS-SCIENTIFIC — 0.3%
PerkinElmer, Inc.	310	4,517
Thermo Fisher Scientific, Inc.†	899	31,537
Waters Corp.†	225	9,938

		45,992

INSURANCE BROKERS — 0.3%
AON Corp.	597	25,193
Marsh & McLennan Cos., Inc.	1,100	23,199

		48,392

INSURANCE-LIFE/HEALTH — 0.5%
AFLAC, Inc.	905	26,146
Lincoln National Corp.	585	6,575
Principal Financial Group, Inc.	591	9,657
Prudential Financial, Inc.	917	26,483
Unum Group	874	14,281

		83,142

INSURANCE-MULTI-LINE — 0.9%
American International Group, Inc.(3)	5,772	7,965
Assurant, Inc.	255	6,232
Cincinnati Financial Corp.	411	9,843
Genworth Financial, Inc., Class A	1,266	2,988
Hartford Financial Services Group, Inc.	646	7,410
Loews Corp.	817	20,335
MetLife, Inc.	1,708	50,813
The Allstate Corp.	1,162	27,110
XL Capital, Ltd., Class A	785	7,465

		140,161

INSURANCE-PROPERTY/CASUALTY — 0.6%
Chubb Corp.	774	30,147
The Progressive Corp.†	1,044	15,952
The Travelers Cos., Inc.	1,047	43,074

		89,173

INTERNET INFRASTRUCTURE SOFTWARE — 0.1%
Akamai Technologies, Inc.†	380	8,368

INTERNET SECURITY — 0.3%
McAfee, Inc.†	328	12,313
Symantec Corp.†	1,460	25,185
VeriSign, Inc.†	439	9,035

		46,533

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.5%
Ameriprise Financial, Inc.	523	13,781
Franklin Resources, Inc.	327	19,777
Invesco, Ltd.	876	12,895
Janus Capital Group, Inc.	420	4,213
Legg Mason, Inc.	332	6,663
T. Rowe Price Group, Inc.	555	21,378

		78,707

LINEN SUPPLY & RELATED ITEMS — 0.0%
Cintas Corp.	284	7,287

MACHINERY-CONSTRUCTION & MINING — 0.2%
Caterpillar, Inc.	1,091	38,818

MACHINERY-FARMING — 0.2%
Deere & Co.	903	37,258

MACHINERY-GENERAL INDUSTRIAL — 0.0%
The Manitowoc Co., Inc.	316	1,880

MACHINERY-PUMPS — 0.1%
Flowserve Corp.	129	8,759

MEDICAL INFORMATION SYSTEMS — 0.0%
IMS Health, Inc.	427	5,363

MEDICAL INSTRUMENTS — 0.8%
Boston Scientific Corp.†	3,106	26,122
Intuitive Surgical, Inc.†	88	12,648
Medtronic, Inc.	2,175	69,600
St. Jude Medical, Inc.†	764	25,609

		133,979

MEDICAL LABS & TESTING SERVICES — 0.2%
Laboratory Corp. of America Holdings†	261	16,743
Quest Diagnostics, Inc.	371	19,044

		35,787

MEDICAL PRODUCTS — 3.0%
Baxter International, Inc.	1,236	59,946
Becton, Dickinson & Co.	523	31,631
Covidien, Ltd.	1,078	35,553
Hospira, Inc.†	360	11,833
Johnson & Johnson	5,529	289,499
Stryker Corp.	392	15,174
Varian Medical Systems, Inc.†	174	5,806
Zimmer Holdings, Inc.†	484	21,291

		470,733

MEDICAL-BIOMEDICAL/GENE — 1.9%
Amgen, Inc.†	2,093	101,448
Biogen Idec, Inc.†	623	30,116
Celgene Corp.†	850	36,312
Genzyme Corp.†	577	30,771
Gilead Sciences, Inc.†	1,829	83,768
Life Technologies Corp.†	372	13,876
Millipore Corp.†	103	6,087

		302,378

MEDICAL-DRUGS — 4.9%
Abbott Laboratories	3,093	129,442
Allergan, Inc.	661	30,842
Bristol-Myers Squibb Co.	3,797	72,902
Cephalon, Inc.†	132	8,660
Eli Lilly & Co.	1,978	65,116
Forest Laboratories, Inc.†	688	14,923
King Pharmaceuticals, Inc.†	592	4,665
Merck & Co., Inc.	4,082	98,948
Pfizer, Inc.	13,151	175,697
Schering-Plough Corp.	3,093	71,201
Wyeth	2,654	112,530

		784,926

MEDICAL-GENERIC DRUGS — 0.1%
Mylan, Inc.†	659	8,732
Watson Pharmaceuticals, Inc.†	246	7,611

		16,343

MEDICAL-HMO — 0.9%
Aetna, Inc.	1,013	22,296
CIGNA Corp.	590	11,629
Coventry Health Care, Inc.†	318	5,060
Humana, Inc.†	399	11,483
UnitedHealth Group, Inc.	2,284	53,720
WellPoint, Inc.†	924	39,510

		143,698

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.3%
AmerisourceBergen Corp.	379	12,750
Cardinal Health, Inc.	618	20,882
McKesson Corp.	471	17,427

		51,059

METAL PROCESSORS & FABRICATION — 0.1%
Precision Castparts Corp.	279	20,886

METAL-ALUMINUM — 0.1%
Alcoa, Inc.	1,744	15,818

METAL-COPPER — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	825	35,186

MOTORCYCLE/MOTOR SCOOTER — 0.1%
Harley-Davidson, Inc.	535	11,856

MULTIMEDIA — 1.4%
News Corp., Class A	4,928	40,705
The McGraw-Hill Cos., Inc.	726	21,889
The Walt Disney Co.	3,657	80,088
Time Warner, Inc.	2,267	49,489
Viacom, Inc., Class B†	1,331	25,608

		217,779

NETWORKING PRODUCTS — 1.6%
Cisco Systems, Inc.†	11,638	224,846
Juniper Networks, Inc.†	1,186	25,677

		250,523

NON-HAZARDOUS WASTE DISPOSAL — 0.3%
Republic Services, Inc.	690	14,490
Waste Management, Inc.	1,053	28,083

		42,573

OFFICE AUTOMATION & EQUIPMENT — 0.1%
Pitney Bowes, Inc.	349	8,565
Xerox Corp.	2,029	12,397

		20,962

OFFICE SUPPLIES & FORMS — 0.0%
Avery Dennison Corp.	236	6,783

OIL & GAS DRILLING — 0.2%
Diamond Offshore Drilling, Inc.	106	7,676
ENSCO International, Inc.	311	8,795
Nabors Industries, Ltd.†	662	10,069

		26,540

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.6%
Anadarko Petroleum Corp.	809	34,836
Apache Corp.	718	52,313
Cabot Oil & Gas Corp.	216	6,521
Chesapeake Energy Corp.	1,117	22,016
Denbury Resources, Inc.†	495	8,059
Devon Energy Corp.	803	41,636
EOG Resources, Inc.	465	29,518
EQT Corp.	282	9,484
Noble Energy, Inc.	387	21,962
Occidental Petroleum Corp.	1,613	90,796
Pioneer Natural Resources Co.	270	6,242

Questar Corp.	225	6,687
Range Resources Corp.	358	14,309
Southwestern Energy Co.†	645	23,130
XTO Energy, Inc.	1,226	42,493

		410,002

OIL COMPANIES-INTEGRATED — 7.2%
Chevron Corp.	4,050	267,705
ConocoPhillips	2,878	117,998
Exxon Mobil Corp.	9,865	657,700
Hess Corp.	607	33,257
Marathon Oil Corp.	1,276	37,897
Murphy Oil Corp.	428	20,420

		1,134,977

OIL FIELD MACHINERY & EQUIPMENT — 0.3%
Cameron International Corp.†	508	12,995
National-Oilwell Varco, Inc.†	895	27,100

		40,095

OIL REFINING & MARKETING — 0.2%
Sunoco, Inc.	284	7,529
Tesoro Corp.	332	5,063
Valero Energy Corp.	897	17,796

		30,388

OIL-FIELD SERVICES — 1.2%
Baker Hughes, Inc.	509	18,110
BJ Services Co.	664	9,223
Halliburton Co.	1,882	38,054
Schlumberger, Ltd.	2,332	114,245
Smith International, Inc.	476	12,304

		191,936

PAPER & RELATED PRODUCTS — 0.1%
International Paper Co.	966	12,230
MeadWestvaco Corp.	408	6,389

		18,619

PHARMACY SERVICES — 0.5%
Express Scripts, Inc.†	529	33,840
Medco Health Solutions, Inc.†	949	41,329

		75,169

PHOTO EQUIPMENT & SUPPLIES — 0.0%
Eastman Kodak Co.	651	1,986

PIPELINES — 0.3%
El Paso Corp.	1,586	10,943
Spectra Energy Corp.	1,318	19,111
The Williams Cos., Inc.	1,045	14,735

		44,789

PRINTING-COMMERCIAL — 0.0%
R.R. Donnelley & Sons Co.	506	5,895

PUBLISHING-NEWSPAPERS — 0.0%
Gannett Co., Inc.	565	2,209

QUARRYING — 0.0%
Vulcan Materials Co.	153	7,275

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Apartment Investment & Management Co., Class A	379	2,767
AvalonBay Communities, Inc.	171	9,714
Boston Properties, Inc.	257	12,701
Equity Residential	581	13,299
HCP, Inc.	527	11,568
Health Care REIT, Inc.	96	3,271
Host Hotels & Resorts, Inc.	1,179	9,066
Kimco Realty Corp.	487	5,854
ProLogis	591	5,384
Public Storage	182	12,168
Simon Property Group, Inc.	461	23,788
Ventas, Inc.	306	8,764
Vornado Realty Trust	329	16,085

		134,429

RETAIL-APPAREL/SHOE — 0.2%
Abercrombie & Fitch Co., Class A	169	4,573
Limited Brands, Inc.	613	7,000
Nordstrom, Inc.	396	8,962
The Gap, Inc.	1,014	15,758

		36,293

RETAIL-AUTO PARTS — 0.1%
AutoZone, Inc.†	77	12,812
O’Reilly Automotive, Inc.†	172	6,682

		19,494

RETAIL-BEDDING — 0.1%
Bed Bath & Beyond, Inc.†	609	18,526

RETAIL-BUILDING PRODUCTS — 0.9%
Home Depot, Inc.	3,379	88,935
Lowe’s Cos., Inc.	2,820	60,630

		149,565

RETAIL-COMPUTER EQUIPMENT — 0.1%
GameStop Corp., Class A†	366	11,039

RETAIL-CONSUMER ELECTRONICS — 0.2%
Best Buy Co., Inc.	674	25,868
RadioShack Corp.	296	4,168

		30,036

RETAIL-DISCOUNT — 2.1%
Costco Wholesale Corp.	760	36,936
Family Dollar Stores, Inc.	316	10,488
Target Corp.	1,376	56,774
Wal-Mart Stores, Inc.	4,453	224,431

		328,629

RETAIL-DRUG STORE — 0.9%
CVS Caremark Corp.	2,752	87,458
Walgreen Co.	1,972	61,980

		149,438

RETAIL-JEWELRY — 0.1%
Tiffany & Co.	285	8,248

RETAIL-MAJOR DEPARTMENT STORES — 0.3%
J.C. Penney Co., Inc.	501	15,376
Sears Holdings Corp.†	123	7,684
TJX Cos., Inc.	889	24,865

		47,925

RETAIL-OFFICE SUPPLIES — 0.2%
Staples, Inc.	1,585	32,683

RETAIL-REGIONAL DEPARTMENT STORES — 0.3%
Kohl’s Corp.†	653	29,614
Macy’s, Inc.	950	12,996

		42,610

RETAIL-RESTAURANTS — 1.2%
Darden Restaurants, Inc.	328	12,126
McDonald’s Corp.	2,163	115,266
Starbucks Corp.†	1,643	23,758
Yum! Brands, Inc.	932	31,082

		182,232

RUBBER-TIRES — 0.0%
The Goodyear Tire & Rubber Co.†	514	5,649

SAVINGS & LOANS/THRIFTS — 0.2%
Hudson City Bancorp, Inc.	1,172	14,720
People’s United Financial, Inc.	687	10,731

		25,451

SCHOOLS — 0.1%
Apollo Group, Inc., Class A†	228	14,353

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 0.2%
Analog Devices, Inc.	683	14,534
Linear Technology Corp.	500	10,890

		25,424

SEMICONDUCTOR EQUIPMENT — 0.3%
Applied Materials, Inc.	2,880	35,165
KLA-Tencor Corp.	401	11,123

		46,288

STEEL-PRODUCERS — 0.2%
AK Steel Holding Corp.	253	3,291
Nucor Corp.	553	22,502
United States Steel Corp.	265	7,036

		32,829

STEEL-SPECIALTY — 0.1%
Allegheny Technologies, Inc.	238	7,790

TELECOM EQUIPMENT-FIBER OPTICS — 0.3%
Corning, Inc.	2,867	41,915

TELECOM SERVICES — 0.1%
Embarq Corp.	336	12,284

TELECOMMUNICATION EQUIPMENT — 0.1%
Harris Corp.	304	9,296
Tellabs, Inc.†	934	4,894

		14,190

TELEPHONE-INTEGRATED — 3.3%
AT&T, Inc.	11,743	300,856
Frontier Communications Corp.	512	3,640
Qwest Communications International, Inc.	3,578	13,918
Sprint Nextel Corp.†	5,193	22,641
Verizon Communications, Inc.	5,661	171,755
Windstream Corp.	1,052	8,732

		521,542

TELEVISION — 0.1%
CBS Corp., Class B	1,538	10,827

TOBACCO — 1.5%
Altria Group, Inc.	4,145	67,688
Lorillard, Inc.	253	15,972
Philip Morris International, Inc.	4,018	145,452
Reynolds American, Inc.	386	14,660

		243,772

TOOLS-HAND HELD — 0.1%
Black & Decker Corp.	151	6,085
The Stanley Works	184	6,998

		13,083

TOYS — 0.1%
Hasbro, Inc.	249	6,639
Mattel, Inc.	817	12,222

		18,861

TRANSPORT-RAIL — 0.9%
Burlington Northern Santa Fe Corp.	590	39,813
CSX Corp.	669	19,796
Norfolk Southern Corp.	805	28,723
Union Pacific Corp.	1,009	49,582

		137,914

TRANSPORT-SERVICES — 1.1%
C.H. Robinson Worldwide, Inc.	379	20,148
Expeditors International of Washington, Inc.	471	16,348
FedEx Corp.	668	37,381
United Parcel Service, Inc., Class B	1,873	98,033

		171,910

WEB PORTALS/ISP — 1.4%
Google, Inc., Class A†	476	188,482
Yahoo!, Inc.†	2,617	37,397

		225,879

WIRELESS EQUIPMENT — 1.2%
American Tower Corp., Class A†	845	26,837
Motorola, Inc.	4,862	26,887
QUALCOMM, Inc.	3,299	139,614

		193,338

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $21,820,141)		15,108,224

Short-Term Investment Securities — 1.1%

U.S. GOVERNMENT TREASURIES — 1.1%
United States Treasury Bills 0.01% due 06/04/09(4) (cost $174,988)	$175,000	174,988

Repurchase Agreement — 4.2%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 04/30/09, to be repurchased 05/01/09 in the amount of $670,000 and collateralized by Federal Home Loan Mtg. Assoc. Notes, bearing interest at1.27% due 04/01/11 and having approximate value of $685,856 (cost $670,000)	670,000	670,000

TOTAL INVESTMENTS (cost $22,665,129)(5)	100.5%	15,953,212
Liabilities in excess of other assets	(0.5)	(83,065)

NET ASSETS	100.0%	$15,870,147

†	Non-income producing security

(1)	Illiquid security. At April 30, 2009, the aggregate value of these securities was $0 representing 0.0% of net assets.

(2)	Fair valued security; see Note 1

(3)	Security represents an investment in an affliated company; see Note 3

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(5)	See Note 4 for cost of investments on a tax basis.
Open Futures Contracts

			Market	Market Value as of	Unrealized
Number of		Expiration	Value at	April 30,	Appreciation
Contracts	Description	Date	Trade Date	2009	(Depreciation)

18 Long	S&P 500 E-Mini Futures Index	June 2009	$673,599	$783,000	$109,401

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GROWTH-INCOME PORTFOLIO
Portfolio of Investments — April 30, 2009
(unaudited)

	Shares/
Common Stock — 98.3%	Principal	Market Value
	Amount	(Note 1)

AEROSPACE/DEFENSE — 1.9%
Lockheed Martin Corp.	53,700	$4,217,061

AEROSPACE/DEFENSE-EQUIPMENT — 2.4%
United Technologies Corp.	107,700	5,260,068

AGRICULTURAL CHEMICALS — 1.0%
Monsanto Co.	26,500	2,249,585

AIRLINES — 0.4%
Continental Airlines, Inc., Class B†	75,600	795,312

APPAREL MANUFACTURERS — 0.3%
Polo Ralph Lauren Corp.	12,700	683,768

APPLICATIONS SOFTWARE — 2.3%
Microsoft Corp.	136,300	2,761,438
Red Hat, Inc.†	35,800	618,266
Salesforce.com, Inc.†	36,100	1,545,441

		4,925,145

ATHLETIC FOOTWEAR — 0.8%
NIKE, Inc., Class B	34,500	1,810,215

AUTO-HEAVY DUTY TRUCKS — 1.0%
PACCAR, Inc.	61,800	2,190,192

BANKS-FIDUCIARY — 1.5%
Northern Trust Corp.	59,300	3,223,548

BEVERAGES-NON-ALCOHOLIC — 3.3%
PepsiCo, Inc.	46,200	2,298,912
The Coca-Cola Co.	112,800	4,856,040

		7,154,952

BUILDING-RESIDENTIAL/COMMERCIAL — 0.8%
Lennar Corp., Class A	97,700	951,598
Pulte Homes, Inc.	66,300	763,113

		1,714,711

CABLE TV — 0.8%
The DIRECTV Group, Inc.†	66,800	1,651,964

CABLE/SATELLITE TV — 0.6%
Comcast Corp., Class A	88,100	1,362,026

COMMERCIAL SERVICES-FINANCE — 0.8%
Visa, Inc., Class A	25,100	1,630,496

COMPUTERS — 6.7%
Apple, Inc.†	40,100	5,045,783
Hewlett-Packard Co.	141,900	5,105,562
International Business Machines Corp.	41,700	4,303,857

		14,455,202

COMPUTERS-MEMORY DEVICES — 0.5%
EMC Corp.†	80,700	1,011,171

CONSUMER PRODUCTS-MISC. — 0.2%
Clorox Co.	8,300	465,215

DISTRIBUTION/WHOLESALE — 1.1%
WW Grainger, Inc.	27,800	2,331,864

DIVERSIFIED BANKING INSTITUTIONS — 4.1%
JPMorgan Chase & Co.	169,700	5,600,100
Morgan Stanley	38,200	903,048
The Goldman Sachs Group, Inc.	17,700	2,274,450

		8,777,598

DIVERSIFIED MANUFACTURING OPERATIONS — 3.5%
Danaher Corp.	54,000	3,155,760
General Electric Co.	162,100	2,050,565
Honeywell International, Inc.	76,700	2,393,807

		7,600,132

E-COMMERCE/PRODUCTS — 0.8%
Amazon.com, Inc.†	22,000	1,771,440

ELECTRIC PRODUCTS-MISC. — 0.6%
AMETEK, Inc.	37,800	1,217,538

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 3.2%
Altera Corp.	23,400	381,654
Broadcom Corp., Class A†	76,200	1,767,078
Intel Corp.	246,700	3,892,926
NVIDIA Corp.†	67,300	772,604

		6,814,262

ELECTRONIC FORMS — 0.6%
Adobe Systems, Inc.†	45,500	1,244,425

ENGINEERING/R&D SERVICES — 1.1%
Fluor Corp.	64,400	2,438,828

ENTERPRISE SOFTWARE/SERVICE — 0.5%
Oracle Corp.	61,900	1,197,146

ENTERTAINMENT SOFTWARE — 0.7%
Activision Blizzard, Inc.†	131,800	1,419,486

FINANCE-OTHER SERVICES — 1.0%
CME Group, Inc.	9,420	2,085,117

FOOD-MISC. — 0.3%
General Mills, Inc.	14,500	735,005

INSURANCE-REINSURANCE — 1.8%
Axis Capital Holdings, Ltd.	158,000	3,893,120

INTERNET SECURITY — 0.3%
Symantec Corp.†	43,200	745,200

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.0%
Franklin Resources, Inc.	36,900	2,231,712

MEDICAL PRODUCTS — 4.7%
Baxter International, Inc.	84,800	4,112,800
Becton, Dickinson & Co.	78,400	4,741,632
Covidien, Ltd.	40,100	1,322,498

		10,176,930

MEDICAL-BIOMEDICAL/GENE — 3.6%
Amgen, Inc.†	26,600	1,289,302
Celgene Corp.†	26,400	1,127,808
Gilead Sciences, Inc.†	117,500	5,381,500

		7,798,610

MEDICAL-DRUGS — 1.7%
Abbott Laboratories	46,100	1,929,285
Bristol-Myers Squibb Co.	59,900	1,150,080
Schering-Plough Corp.	22,900	527,158

		3,606,523

MEDICAL-GENERIC DRUGS — 1.7%
Teva Pharmaceutical Industries, Ltd. ADR	84,200	3,695,538

MEDICAL-HMO — 1.1%
Aetna, Inc.	113,000	2,487,130

MULTIMEDIA — 2.0%
Liberty Media Corp. — Entertainment, Series A†	27,100	659,885

The Walt Disney Co.	170,200	3,727,380

		4,387,265

NETWORKING PRODUCTS — 2.9%
Cisco Systems, Inc.†	321,000	6,201,720

OIL COMPANIES-EXPLORATION & PRODUCTION — 3.2%
Apache Corp.	31,600	2,302,376
EOG Resources, Inc.	20,100	1,275,948
Noble Energy, Inc.	29,900	1,696,825
XTO Energy, Inc.	44,400	1,538,904

		6,814,053

OIL COMPANIES-INTEGRATED — 3.5%
Exxon Mobil Corp.	81,000	5,400,270
Petroleo Brasileiro SA ADR	64,200	2,155,194

		7,555,464

OIL FIELD MACHINERY & EQUIPMENT — 1.6%
Cameron International Corp.†	73,700	1,885,246
National-Oilwell Varco, Inc.†	49,400	1,495,832

		3,381,078

OIL-FIELD SERVICES — 0.9%
Schlumberger, Ltd.	39,600	1,940,004

OPTICAL SUPPLIES — 1.0%
Alcon, Inc.	24,500	2,254,245

PHARMACY SERVICES — 2.7%
Medco Health Solutions, Inc.†	132,300	5,761,665

RETAIL-APPAREL/SHOE — 1.9%
Aeropostale, Inc.†	26,800	910,396
Ross Stores, Inc.	85,600	3,247,664

		4,158,060

RETAIL-BUILDING PRODUCTS — 0.4%
Lowe’s Cos., Inc.	43,200	928,800

RETAIL-DISCOUNT — 4.0%
Dollar Tree, Inc.†	14,800	626,632
Target Corp.	8,200	338,332
Wal-Mart Stores, Inc.	153,000	7,711,200

		8,676,164

RETAIL-DRUG STORE — 1.3%
CVS Caremark Corp.	85,300	2,710,834

RETAIL-REGIONAL DEPARTMENT STORES — 2.1%
Kohl’s Corp.†	98,400	4,462,440

RETAIL-RESTAURANTS — 1.5%
McDonald’s Corp.	62,100	3,309,309

SCHOOLS — 1.1%
Apollo Group, Inc., Class A†	27,700	1,743,715
Strayer Education, Inc.	3,500	662,935

		2,406,650

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 0.3%
Linear Technology Corp.	11,200	243,936
Marvell Technology Group, Ltd.†	30,200	331,596

		575,532

SEMICONDUCTOR EQUIPMENT — 0.5%
Applied Materials, Inc.	82,000	1,001,220

TELECOM EQUIPMENT-FIBER OPTICS — 0.6%
Corning, Inc.	93,900	1,372,818

TOBACCO — 2.3%
Altria Group, Inc.	71,600	1,169,228
Philip Morris International, Inc.	103,200	3,735,840

		4,905,068

TRANSPORT-RAIL — 1.7%
Union Pacific Corp.	72,800	3,577,392

WEB PORTALS/ISP — 1.5%
Google, Inc., Class A†	8,000	3,167,760

WIRELESS EQUIPMENT — 2.6%
American Tower Corp., Class A†	22,400	711,424
QUALCOMM, Inc.	115,500	4,887,960

		5,599,384

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $232,616,450)		212,215,160

Short-Term Investment Securities — 1.6%

TIME DEPOSITS — 1.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/09 (cost $3,395,000)	$3,395,000	3,395,000

TOTAL INVESTMENTS (cost $236,011,450)(1)	99.9%	215,610,160

Other assets less liabilities	0.1	316,992

NET ASSETS	100.0%	$215,927,152

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR	American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
EQUITY OPPORTUNITIES PORTFOLIO
Portfolio of Investments — April 30, 2009
(unaudited)

Common Stock — 99.0%		Market Value
	Shares	(Note 1)

ADVANCED MATERIALS — 0.1%
Ceradyne, Inc.†	3,750	$64,650

ADVERTISING SALES — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	5,120	19,661

ADVERTISING SERVICES — 0.0%
inVentiv Health, Inc.†	2,510	27,836
Marchex, Inc., Class B	2,210	9,989

		37,825

AEROSPACE/DEFENSE — 1.7%
Boeing Co.	6,750	270,337
Cubic Corp.	1,510	43,352
Esterline Technologies Corp.†	2,470	65,085
General Dynamics Corp.	8,500	439,195
Herley Industries, Inc.†	210	2,171
Lockheed Martin Corp.	360	28,271
National Presto Industries, Inc.	50	3,563
Northrop Grumman Corp.	10,830	523,630
Raytheon Co.	5,420	245,147
Spirit Aerosystems Holdings, Inc., Class A†	500	6,375

		1,627,126

AEROSPACE/DEFENSE-EQUIPMENT — 0.6%
AAR Corp.†	900	13,563
Argon ST, Inc.†	510	10,399
BE Aerospace, Inc.†	7,740	83,515
Ducommun, Inc.	2,120	36,718
GenCorp, Inc.†	1,940	4,656
Goodrich Corp.	2,290	101,401
Triumph Group, Inc.	1,530	63,235
United Technologies Corp.	4,890	238,828

		552,315

AGRICULTURAL CHEMICALS — 0.6%
CF Industries Holdings, Inc.	1,740	125,367
Terra Industries, Inc.	5,530	146,545
The Mosaic Co.	6,670	269,802

		541,714

AGRICULTURAL OPERATIONS — 0.0%
Andersons, Inc.	360	5,785
Bunge, Ltd.	320	15,363

		21,148

AIRLINES — 0.2%
AirTran Holdings, Inc.†	9,280	64,496
Hawaiian Holdings, Inc.†	3,840	19,162
Republic Airways Holdings, Inc.†	4,150	29,714
Skywest, Inc.	4,090	49,243

		162,615

ALTERNATIVE WASTE TECHNOLOGY — 0.1%
Darling International, Inc.†	9,120	52,166

APPAREL MANUFACTURERS — 0.4%
American Apparel, Inc.†	640	4,320
Carter’s, Inc.†	1,600	34,208
Coach, Inc.†	4,710	115,395
Jones Apparel Group, Inc.	11,720	108,293
Maidenform Brands, Inc.†	720	9,180
Oxford Industries, Inc.	2,760	26,882
Polo Ralph Lauren Corp.	1,330	71,607
Quiksilver, Inc.†	23,280	38,412
Volcom, Inc.†	450	6,071

		414,368

APPLIANCES — 0.0%
Whirlpool Corp.	740	33,418

APPLICATIONS SOFTWARE — 1.8%
American Reprographics Co.†	3,910	25,219
Compuware Corp.†	16,070	120,204
Microsoft Corp.	67,560	1,368,766
Nuance Communications, Inc.†	3,870	51,664
Progress Software Corp.†	1,770	37,506
Quest Software, Inc.†	2,890	41,992

		1,645,351

ATHLETIC FOOTWEAR — 0.1%
K-Swiss, Inc., Class A	810	8,132
NIKE, Inc., Class B	2,320	121,731

		129,863

AUDIO/VIDEO PRODUCTS — 0.1%
Harman International Industries, Inc.	6,890	125,329

AUTO-HEAVY DUTY TRUCKS — 0.3%
Force Protection, Inc.†	900	6,858
Navistar International Corp.†	1,570	59,346
Oshkosh Corp.	10,560	101,376
PACCAR, Inc.	2,960	104,902

		272,482

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.7%
ArvinMeritor, Inc.	630	781
Autoliv, Inc.	5,990	147,773
BorgWarner, Inc.	3,880	112,326
Fuel Systems Solutions, Inc.†	200	3,054
Johnson Controls, Inc.	4,100	77,941
Modine Manufacturing Co.	2,010	7,678
Tenneco, Inc.†	4,830	14,780
Titan International, Inc.	7,140	43,197
TRW Automotive Holdings Corp.†	10,690	92,148
WABCO Holdings, Inc.	6,960	111,291

		610,969

AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT — 0.0%
ATC Technology Corp.†	1,000	15,890
Commercial Vehicle Group, Inc.†	500	480
Exide Technologies†	4,670	25,358

		41,728

BANKS-COMMERCIAL — 0.4%
Capitol Bancorp, Ltd.	300	1,098
Cathay General Bancorp	320	3,590
Central Pacific Financial Corp.	4,900	28,714
City Holding Co.	310	9,142
CoBiz Financial, Inc.	490	2,876
Columbia Banking System, Inc.	950	9,405
First Citizens BancShares, Inc., Class A	10	1,197
Greene County Bancshares, Inc.	175	1,488
Guaranty Bancorp†	880	1,954

International Bancshares Corp.	620	8,376
MainSource Financial Group, Inc.	570	4,936
Oriental Financial Group, Inc.	350	3,252
Pacific Capital Bancorp	3,220	22,347
PacWest Bancorp	1,953	28,455
Popular, Inc.	17,460	49,936
Provident Bankshares Corp.	2,980	26,194
Regions Financial Corp.	5,300	23,797
Sandy Spring Bancorp, Inc.	30	488
Santander Bancorp	470	3,149
Simmons First National Corp., Class A	60	1,556
Sterling Bancorp	210	2,402
TriCo Bancshares	120	1,920
Trustmark Corp.	690	15,001
Umpqua Holdings Corp.	2,770	26,564
United Community Banks, Inc.	1,941	12,519
West Coast Bancorp	220	620
Western Alliance Bancorp†	1,230	8,007
Whitney Holding Corp.	390	4,664
Zions Bancorporation	2,500	27,325

		330,972

BANKS-FIDUCIARY — 0.0%
Boston Private Financial Holdings, Inc.	1,240	5,716

BANKS-SUPER REGIONAL — 0.3%
Capital One Financial Corp.	740	12,388
US Bancorp	7,410	135,010
Wells Fargo & Co.	7,530	150,675

		298,073

BATTERIES/BATTERY SYSTEMS — 0.0%
EnerSys†	2,150	36,658

BEVERAGES-NON-ALCOHOLIC — 0.3%
Dr. Pepper Snapple Group, Inc.†	500	10,355
PepsiCo, Inc.	1,100	54,736
The Coca-Cola Co.	5,160	222,138

		287,229

BROADCAST SERVICES/PROGRAM — 0.0%
Fisher Communications, Inc.	60	724
Liberty Media Corp., Class A†	220	2,574

		3,298

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.3%
Armstrong World Industries, Inc.†	3,920	71,266
Drew Industries, Inc.†	3,080	43,982
Gibraltar Industries, Inc.	4,920	32,964
Interline Brands, Inc.†	420	5,443
Louisiana-Pacific Corp.	7,010	28,531
NCI Building Systems, Inc.†	2,690	10,626
Owens Corning, Inc.†	2,040	36,516
Trex Co., Inc.†	3,110	34,054

		263,382

BUILDING & CONSTRUCTION-MISC. — 0.1%
Dycom Industries, Inc.†	7,550	63,571
Insituform Technologies, Inc., Class A†	1,740	26,674
Layne Christensen Co.†	1,050	22,743

		112,988

BUILDING PRODUCTS-AIR & HEATING — 0.1%
Aaon, Inc.	1,190	23,181
Comfort Systems USA, Inc.	3,630	39,168
Lennox International, Inc.	2,120	67,607

		129,956

BUILDING PRODUCTS-DOORS & WINDOWS — 0.1%
Apogee Enterprises, Inc.	3,010	40,334
Quanex Building Products Corp.	3,710	38,028

		78,362

BUILDING PRODUCTS-LIGHT FIXTURES — 0.0%
LSI Industries, Inc.	700	3,927

BUILDING PRODUCTS-WOOD — 0.1%
Universal Forest Products, Inc.	2,430	81,551

BUILDING-HEAVY CONSTRUCTION — 0.2%
Chicago Bridge & Iron Co.	4,520	48,364
Granite Construction, Inc.	1,970	77,716
Orion Marine Group, Inc.†	70	1,049
Perini Corp.†	4,970	85,981

		213,110

BUILDING-MAINTANCE & SERVICES — 0.0%
Integrated Electrical Services, Inc.†	670	6,439

BUILDING-MOBILE HOME/MANUFACTURED HOUSING — 0.1%
Thor Industries, Inc.	3,980	91,500
Winnebago Industries, Inc.	3,710	32,685

		124,185

BUILDING-RESIDENTIAL/COMMERCIAL — 0.4%
Amrep Corp.†	180	3,346
Centex Corp.	9,000	98,460
KB Home	2,500	45,175
Lennar Corp., Class A	12,940	126,035
M/I Homes, Inc.	1,140	17,408
Meritage Homes Corp.†	4,890	101,761
Ryland Group, Inc.	480	9,941

		402,126

CABLE TV — 0.3%
Cablevision Systems Corp., Class A	3,150	54,054
DISH Network Corp., Class A†	6,900	91,425
Mediacom Communications Corp., Class A†	2,800	15,932
The DIRECTV Group, Inc.†	6,600	163,218

		324,629

CABLE/SATELLITE TV — 0.6%
Comcast Corp., Class A	12,400	191,704
Time Warner Cable, Inc.	10,397	335,095

		526,799

CASINO HOTELS — 0.2%
Ameristar Casinos, Inc.	4,200	86,184
Boyd Gaming Corp.†	13,880	127,557

		213,741

CASINO SERVICES — 0.1%
Bally Technologies, Inc.†	3,140	82,205
International Game Technology	3,400	41,990
Shuffle Master, Inc.†	3,340	12,726

		136,921

CELLULAR TELECOM — 0.3%
Centennial Communications Corp.†	12,560	103,871
iPCS, Inc.†	1,800	26,136
NII Holdings, Inc.†	3,260	52,682
Syniverse Holdings, Inc.†	5,660	71,316
US Cellular Corp.†	1,420	48,280

		302,285

CHEMICALS-DIVERSIFIED — 0.3%
E.I. du Pont de Nemours & Co.	1,120	31,248
Innophos Holdings, Inc.	1,180	17,500
Innospec, Inc.	1,990	15,641
NOVA Chemicals Corp.	6,060	34,966
Olin Corp.	3,420	43,092
Rockwood Holdings, Inc.†	5,630	69,249
The Dow Chemical Co.	3,450	55,200
Westlake Chemical Corp.	730	13,651

		280,547

CHEMICALS-FIBERS — 0.0%
Zoltek Cos., Inc.†	3,320	26,128

CHEMICALS-PLASTICS — 0.1%
A. Schulman, Inc.	1,100	17,259
PolyOne Corp.†	6,390	17,508
Spartech Corp.	3,490	13,716

		48,483

CHEMICALS-SPECIALTY — 0.5%
Ashland, Inc.	6,184	135,801
Cabot Corp.	680	9,928
Cytec Industries, Inc.	4,250	84,405
Eastman Chemical Co.	1,650	65,472
Ferro Corp.	3,250	9,003
H.B. Fuller Co.	1,940	34,260
Minerals Technologies, Inc.	1,560	58,016
NewMarket Corp.	580	36,540
Quaker Chemical Corp.	1,250	14,625
Stepan Co.	320	12,662
Symyx Technologies, Inc.†	1,080	5,227
Valhi, Inc.	170	1,809
Zep, Inc.	1,790	24,219

		491,967

CIRCUIT BOARDS — 0.1%
Multi-Fineline Electronix, Inc.†	2,010	40,341
Park Electrochemical Corp.	860	17,716
TTM Technologies, Inc.†	5,250	38,955

		97,012

COAL — 0.1%
International Coal Group, Inc.†	15,770	31,382
Massey Energy Co.	4,680	74,459
Patriot Coal Corp.†	4,280	26,964

		132,805

COATINGS/PAINT — 0.1%
RPM International, Inc.	2,210	30,542
Valspar Corp.	3,670	88,080

		118,622

COLLECTIBLES — 0.0%
RC2 Corp.†	1,020	11,536

COMMERCIAL SERVICES — 0.5%
Convergys Corp.†	15,490	156,604
CoStar Group, Inc.†	1,740	64,467
DynCorp International, Inc., Class A†	170	2,592
ExlService Holdings, Inc.†	910	8,472
First Advantage Corp., Class A†	1,000	14,340
Live Nation, Inc.†	4,000	15,640
PHH Corp.†	5,670	95,143
Steiner Leisure, Ltd.†	1,620	51,257
Team, Inc.†	250	3,592
TeleTech Holdings, Inc.†	5,130	68,075
Ticketmaster Entertainment, Inc.†	3,730	19,620

		499,802

COMMERCIAL SERVICES-FINANCE — 0.5%
Advance America Cash Advance Centers, Inc.	100	400
CBIZ, Inc.†	50	393
Deluxe Corp.	6,480	93,960
Dollar Financial Corp.†	1,280	12,928
Equifax, Inc.	2,720	79,315
Global Cash Access Holdings, Inc.†	3,070	18,635
Heartland Payment Systems, Inc.	1,310	10,532
Net 1 UEPS Technologies, Inc.†	6,360	104,940
Paychex, Inc.	2,960	79,950
SEI Investments Co.	2,010	28,200
The Western Union Co.	1,060	17,755
Total System Services, Inc.	4,320	53,871
Tree.com, Inc.†	310	1,990

		502,869

COMMUNICATIONS SOFTWARE — 0.0%
Digi International, Inc.†	1,500	10,905
Seachange International, Inc.†	1,880	11,788

		22,693

COMPUTER AIDED DESIGN — 0.3%
ANSYS, Inc.†	1,790	49,440
Aspen Technology, Inc.†	2,500	19,400
Autodesk, Inc.†	7,240	144,365
MSC.Software Corp.†	940	5,772
Parametric Technology Corp.†	9,480	105,702

		324,679

COMPUTER SERVICES — 0.7%
Accenture, Ltd., Class A	8,800	258,984
Affiliated Computer Services, Inc., Class A†	1,380	66,764
CIBER, Inc.†	8,610	27,810
Computer Sciences Corp.†	1,920	70,963
DST Systems, Inc.†	670	24,234
Furmanite Corp.†	160	634
iGate Corp.	2,330	8,831
Insight Enterprises, Inc.†	2,860	16,359
Manhattan Associates, Inc.†	2,050	34,071
Mastech Holdings, Inc.†	26	49

Ness Technologies, Inc.†	1,050	3,875
Perot Systems Corp., Class A†	4,800	67,488
SYKES Enterprises, Inc.†	840	16,514
Syntel, Inc.	430	11,920
Unisys Corp.†	29,960	36,551

		645,047

COMPUTER SOFTWARE — 0.1%
Avid Technology, Inc.†	4,130	45,719
Blackbaud, Inc.	350	5,327
Phoenix Technologies, Ltd.†	140	399

		51,445

COMPUTERS — 2.9%
Apple, Inc.†	1,380	173,645
Dell, Inc.†	5,070	58,913
Hewlett-Packard Co.	29,210	1,050,976
International Business Machines Corp.	11,540	1,191,044
Rackable Systems, Inc.†	1,320	6,019
Sun Microsystems, Inc.†	26,460	242,374

		2,722,971

COMPUTERS-INTEGRATED SYSTEMS — 0.3%
Agilysys, Inc.	320	1,930
Brocade Communications Systems, Inc.†	20,650	119,357
Integral Systems, Inc.†	1,960	12,995
Jack Henry & Associates, Inc.	1,460	26,309
MICROS Systems, Inc.†	3,350	70,283
Radiant Systems, Inc.†	360	2,653
Teradata Corp.†	3,640	60,861

		294,388

COMPUTERS-MEMORY DEVICES — 0.8%
EMC Corp.†	17,680	221,530
Imation Corp.	2,820	28,200
Netezza Corp†	1,180	9,546
SanDisk Corp.†	10,360	162,859
Seagate Technology	16,580	135,293
ESC Seagate Technology†(1)(2)	50,100	0
Silicon Storage Technology, Inc.†	2,130	3,941
STEC, Inc.†	3,280	31,488
Western Digital Corp.†	6,760	158,995
Xyratex, Ltd.†	1,100	3,685

		755,537

COMPUTERS-PERIPHERY EQUIPMENT — 0.2%
Electronics for Imaging, Inc.†	4,270	41,932
Lexmark International, Inc., Class A†	1,420	27,860
Synaptics, Inc.†	3,860	125,373

		195,165

CONSULTING SERVICES — 0.2%
CRA International, Inc.†	1,550	36,177
Gartner, Inc.†	4,400	59,444
Hill International, Inc.†	2,190	8,848
The Advisory Board Co.†	330	6,151
The Corporate Executive Board Co.	1,930	33,350
The Hackett Group, Inc.†	200	450
Watson Wyatt Worldwide, Inc., Class A	660	35,013

		179,433

CONSUMER PRODUCTS-MISC. — 0.3%
American Greetings Corp., Class A	6,890	54,087
Blyth, Inc.	942	41,523
Central Garden and Pet Co. Class A†	4,470	40,543
CSS Industries, Inc.	550	10,923
Helen of Troy, Ltd.†	2,230	35,569
Jarden Corp.†	3,310	66,531
Prestige Brands Holdings, Inc.†	290	1,873

		251,049

CONTAINERS-METAL/GLASS — 0.1%
Owens-Illinois, Inc.†	3,340	81,463

CONTAINERS-PAPER/PLASTIC — 0.4%
Packaging Corp. of America	3,360	53,323
Rock-Tenn Co., Class A	1,670	63,059
Sealed Air Corp.	3,670	69,950
Sonoco Products Co.	2,030	49,553
Temple-Inland, Inc.	14,470	172,772

		408,657

COSMETICS & TOILETRIES — 0.5%
Bare Escentuals, Inc.†	890	8,241
Elizabeth Arden, Inc.†	1,000	8,660
Inter Parfums, Inc.	960	7,450
The Procter & Gamble Co.	9,340	461,770

		486,121

CRUISE LINES — 0.3%
Carnival Corp.	6,580	176,870
Royal Caribbean Cruises, Ltd.	4,800	70,704

		247,574

DATA PROCESSING/MANAGEMENT — 0.4%
Acxiom Corp.	10,000	96,500
Broadridge Financial Solutions, Inc.	6,790	131,386
CSG Systems International, Inc.†	2,420	35,090
Fair Isaac Corp.	5,940	99,911
Fidelity National Information Services, Inc.	170	3,034
Infogroup, Inc.†	1,420	5,751
Schawk, Inc.	1,640	11,792

		383,464

DECISION SUPPORT SOFTWARE — 0.0%
Wind River Systems, Inc.†	4,710	34,524

DENTAL SUPPLIES & EQUIPMENT — 0.0%
Sirona Dental Systems, Inc.†	1,150	18,814

DIAGNOSTIC KITS — 0.1%
Inverness Medical Innovations, Inc.†	1,050	33,904
Quidel Corp.†	1,040	12,106

		46,010

DIRECT MARKETING — 0.0%
Harte-Hanks, Inc.	2,570	21,228

DISPOSABLE MEDICAL PRODUCTS — 0.1%
C.R. Bard, Inc.	900	64,467

DISTRIBUTION/WHOLESALE — 0.7%
Beacon Roofing Supply, Inc.†	2,770	44,043
BlueLinx Holdings, Inc.†	300	939
Brightpoint, Inc.†	6,780	35,324
Core-Mark Holding Co., Inc.†	100	1,917

Fossil, Inc.†	4,130	83,261
Houston Wire & Cable Co.	2,580	24,871
Ingram Micro, Inc., Class A†	7,210	104,689
MWI Veterinary Supply, Inc.†	300	9,324
Scansource, Inc.†	630	15,567
School Specialty, Inc.†	1,150	21,586
Tech Data Corp.†	2,350	67,657
United Stationers, Inc.†	1,240	40,585
Watsco, Inc.	500	21,475
WESCO International, Inc.†	5,640	146,640

		617,878

DIVERSIFIED BANKING INSTITUTIONS — 1.2%
Bank of America Corp.	28,090	250,843
JPMorgan Chase & Co.	12,130	400,290
Morgan Stanley	10,020	236,873
The Goldman Sachs Group, Inc.	2,100	269,850

		1,157,856

DIVERSIFIED MANUFACTURING OPERATIONS — 3.6%
3M Co.	3,490	201,024
A.O. Smith Corp.	1,560	48,500
Actuant Corp., Class A	5,210	63,875
Acuity Brands, Inc.	3,870	111,224
Ameron International Corp.	1,440	85,205
AZZ, Inc.†	1,140	35,260
Barnes Group, Inc.	980	13,877
Blount International, Inc.†	750	4,800
Colfax Corp.†	1,740	15,016
Cooper Industries, Ltd., Class A	1,590	52,136
Crane Co.	4,860	112,217
Danaher Corp.	4,630	270,577
Dover Corp.	4,870	149,899
EnPro Industries, Inc.†	2,860	45,646
Federal Signal Corp.	6,440	50,039
General Electric Co.	55,880	706,882
Griffon Corp.†	3,123	27,076
Harsco Corp.	2,700	74,385
Honeywell International, Inc.	8,050	251,240
Illinois Tool Works, Inc.	10,000	328,000
Ingersoll-Rand Co., Ltd., Class A	7,700	167,629
LSB Industries, Inc.†	1,360	16,293
Lydall, Inc.†	1,400	6,006
Parker Hannifin Corp.	6,290	285,251
Raven Industries, Inc.	10	239
Standex International Corp.	980	13,593
Textron, Inc.	4,300	46,139
Tredegar Corp.	3,130	55,025
Trinity Industries, Inc.	5,760	84,154

		3,321,207

DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES — 0.1%
Chemed Corp.	1,170	49,526
Viad Corp.	2,130	40,641

		90,167

DRUG DELIVERY SYSTEMS — 0.0%
Noven Pharmaceuticals, Inc.†	2,400	24,768

E-COMMERCE/PRODUCTS — 0.2%
1-800-FLOWERS.COM, Inc., Class A†	3,750	10,950
Blue Nile, Inc.†	950	40,432
NutriSystem, Inc.	2,900	39,846
Overstock.com, Inc.†	1,410	19,007
Shutterfly, Inc.†	1,490	19,087
Stamps.com, Inc.†	1,800	16,848

		146,170

E-COMMERCE/SERVICES — 0.8%
eBay, Inc.†	22,700	373,869
Expedia, Inc.†	7,640	103,980
Global Sources, Ltd.†	1,293	5,754
Liberty Media Corp., Series A†	13,430	71,179
Move, Inc.†	350	718
NetFlix, Inc.†	2,500	113,275
Orbitz Worldwide, Inc.†	2,080	3,952
Priceline.com, Inc.†	1,110	107,770

		780,497

E-MARKETING/INFO — 0.2%
comScore, Inc.†	200	2,552
Digital River, Inc.†	1,360	52,251
ValueClick, Inc.†	13,370	141,722

		196,525

E-SERVICES/CONSULTING — 0.1%
Perficient, Inc.†	720	5,019
Sapient Corp.†	11,610	59,559

		64,578

ELECTRIC PRODUCTS-MISC. — 0.6%
Emerson Electric Co.	6,810	231,812
GrafTech International, Ltd.†	14,250	125,257
Graham Corp.	600	7,500
Littelfuse, Inc.†	1,630	26,716
Molex, Inc.	8,310	138,528

		529,813

ELECTRIC-INTEGRATED — 0.6%
American Electric Power Co., Inc.	3,240	85,471
Avista Corp.	1,750	26,337
CH Energy Group, Inc.	1,020	45,329
Duke Energy Corp.	5,950	82,169
Edison International	1,340	38,203
Integrys Energy Group, Inc.	660	17,431
PG&E Corp.	3,120	115,814
Pike Electric Corp.†	2,770	28,753
PNM Resources, Inc.	900	7,668
Progress Energy, Inc.	2,030	69,264
Xcel Energy, Inc.	3,940	72,654

		589,093

ELECTRONIC COMPONENTS-MISC. — 0.7%
AVX Corp.	3,120	31,231
Benchmark Electronics, Inc.†	8,150	98,859
CTS Corp.	3,260	19,788
Daktronics, Inc.	1,080	9,763
Garmin, Ltd.	200	5,038
Jabil Circuit, Inc.	14,890	120,609
Methode Electronics, Inc.	5,630	33,893
OSI Systems, Inc.†	770	14,438
Plexus Corp.†	2,230	49,395

Sanmina-SCI Corp.†	29,640	16,598
Stoneridge, Inc.†	2,200	5,082
Technitrol, Inc.	2,500	10,175
Tyco Electronics, Ltd.	5,340	93,130
Vishay Intertechnology, Inc.†	20,590	120,863

		628,862

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 3.9%
Actel Corp.†	1,390	17,194
Advanced Analogic Technologies, Inc.†	100	480
Amkor Technology, Inc.†	23,180	99,906
Applied Micro Circuits Corp.†	10,190	55,536
Broadcom Corp., Class A†	12,170	282,222
Cavium Networks, Inc.†	1,600	20,128
Diodes, Inc.†	1,200	17,856
DSP Group, Inc.†	1,660	10,441
Fairchild Semiconductor International, Inc.†	17,550	108,108
Intel Corp.	66,780	1,053,788
International Rectifier Corp.†	6,310	106,513
Intersil Corp., Class A	4,310	49,996
IXYS Corp.	1,620	15,455
Lattice Semiconductor Corp.†	17,580	30,589
LSI Corp.†	34,000	130,560
MEMC Electronic Materials, Inc.†	5,490	88,938
Microsemi Corp.†	700	9,394
Monolithic Power Systems, Inc.†	1,510	27,935
National Semiconductor Corp.	5,060	62,592
NVIDIA Corp.†	9,790	112,389
OmniVision Technologies, Inc.†	7,950	75,604
ON Semiconductor Corp.†	4,880	26,450
QLogic Corp.†	9,450	134,001
Semtech Corp.†	6,190	89,260
Silicon Image, Inc.†	13,080	35,578
Silicon Laboratories, Inc.†	330	10,976
Skyworks Solutions, Inc.†	5,200	45,968
Supertex, Inc.†	1,000	25,720
Texas Instruments, Inc.	44,550	804,573
Volterra Semiconductor Corp.†	190	2,183
Xilinx, Inc.	4,430	90,549
Zoran Corp.†	4,620	41,303

		3,682,185

ELECTRONIC CONNECTORS — 0.1%
Amphenol Corp., Class A	2,850	96,444

ELECTRONIC DESIGN AUTOMATION — 0.2%
Cadence Design Systems, Inc.†	8,490	47,374
Mentor Graphics Corp.†	5,730	38,506
Synopsys, Inc.†	3,890	84,724

		170,604

ELECTRONIC FORMS — 0.2%
Adobe Systems, Inc.†	6,590	180,237

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.4%
Agilent Technologies, Inc.†	7,530	137,498
Analogic Corp.	500	18,200
Badger Meter, Inc.	1,020	39,739
Itron, Inc.†	640	29,440
National Instruments Corp.	2,450	53,998
Trimble Navigation, Ltd.†	3,790	81,258
Zygo Corp.†	100	502

		360,635

ELECTRONIC PARTS DISTRIBUTION — 0.3%
Arrow Electronics, Inc.†	6,600	150,084
Avnet, Inc.†	5,490	120,176

		270,260

ELECTRONIC SECURITY DEVICES — 0.0%
Taser International, Inc.†	4,090	19,632

ELECTRONICS-MILITARY — 0.2%
L-3 Communications Holdings, Inc.	2,860	217,789

ENERGY-ALTERNATE SOURCES — 0.0%
FuelCell Energy, Inc.†	1,180	3,752
Headwaters, Inc.†	6,690	16,859
Plug Power, Inc.†	200	198

		20,809

ENGINEERING/R&D SERVICES — 0.5%
EMCOR Group, Inc.†	6,320	131,393
ENGlobal Corp.†	2,220	12,809
Fluor Corp.	5,480	207,528
Michael Baker Corp.†	1,250	42,000
The Shaw Group, Inc.†	2,530	84,831

		478,561

ENGINES-INTERNAL COMBUSTION — 0.5%
Briggs & Stratton Corp.	3,350	49,848
Cummins, Inc.	11,880	403,920

		453,768

ENTERPRISE SOFTWARE/SERVICE — 0.9%
Advent Software, Inc.†	640	21,274
CA, Inc.	6,340	109,365
JDA Software Group, Inc.†	2,810	39,649
Lawson Software, Inc.†	2,120	11,427
MicroStrategy, Inc., Class A†	470	18,288
Omnicell, Inc.†	2,650	23,320
Open Text Corp.†	1,910	62,705
Oracle Corp.	19,820	383,319
RightNow Technologies, Inc.†	3,090	23,329
Sybase, Inc.†	3,430	116,483
SYNNEX Corp.†	2,050	44,136
Taleo Corp., Class A†	430	5,164

		858,459

ENTERTAINMENT SOFTWARE — 0.1%
Take-Two Interactive Software, Inc.	7,260	65,921
ENVIRONMENTAL MONITORING & DETECTION — 0.0%
Met-Pro Corp.	270	2,751
Mine Safety Appliances Co.	280	6,902

		9,653

FINANCE-AUTO LOANS — 0.1%
AmeriCredit Corp.†	6,560	66,715

FINANCE-COMMERCIAL — 0.1%
CapitalSource, Inc.	5,360	16,563
CIT Group, Inc.	22,760	50,527

Newstar Financial, Inc.†	30	68

		67,158

FINANCE-CONSUMER LOANS — 0.1%
Encore Capital Group, Inc.†	540	4,720
Nelnet, Inc., Class A†	2,620	15,799
Ocwen Financial Corp.†	3,970	44,146
Student Loan Corp.	210	10,114
World Acceptance Corp.†	1,380	40,958

		115,737

FINANCE-CREDIT CARD — 0.3%
American Express Co.	7,870	198,481
Discover Financial Services	14,450	117,479

		315,960

FINANCE-INVESTMENT BANKER/BROKER — 0.4%
Interactive Brokers Group, Inc., Class A†	4,060	59,885
Investment Technology Group, Inc.†	1,020	23,236
Jefferies Group, Inc.	60	1,174
Knight Capital Group, Inc., Class A†	3,060	47,399
LaBranche & Co., Inc.†	10,510	43,932
Penson Worldwide, Inc.†	1,720	17,441
SWS Group, Inc.	4,240	54,230
TD Ameritrade Holding Corp.†	7,810	124,257
Thomas Weisel Partners Group, Inc.†	250	1,130

		372,684

FINANCE-LEASING COMPANIES — 0.0%
Financial Federal Corp.	110	2,707

FINANCE-OTHER SERVICES — 0.0%
Asset Acceptance Capital Corp.†	270	2,238
BGC Parnters, Inc., Class A	920	2,383
GFI Group, Inc.	1,430	5,834
MarketAxess Holdings, Inc.†	150	1,439
MF Global, Ltd.†	1,900	11,590
NYSE Euronext	290	6,719

		30,203

FINANCIAL GUARANTEE INSURANCE — 0.0%
Assured Guaranty, Ltd.	4,200	40,572
PMI Group, Inc.	2,810	1,770

		42,342

FOOD-CANNED — 0.0%
Del Monte Foods Co.	4,220	31,861
Treehouse Foods, Inc.†	400	10,636

		42,497

FOOD-CONFECTIONERY — 0.0%
The J.M. Smucker Co.	220	8,668

FOOD-MEAT PRODUCTS — 0.0%
Smithfield Foods, Inc.†	500	4,320

FOOD-MISC. — 0.1%
J & J Snack Foods Corp.	220	8,527
Kraft Foods, Inc., Class A	3,290	76,986
M&F Worldwide Corp.†	750	11,963

		97,476

FOOD-RETAIL — 0.6%
Safeway, Inc.	19,790	390,852
SUPERVALU, Inc.	1,710	27,959
The Kroger Co.	4,210	91,020
Winn-Dixie Stores, Inc.†	1,020	11,689

		521,520

FOOD-WHOLESALE/DISTRIBUTION — 0.2%
Fresh Del Monte Produce, Inc.†	1,030	14,955
Nash Finch Co.	10	293
Sysco Corp.	8,890	207,404

		222,652

FOOTWEAR & RELATED APPAREL — 0.3%
CROCS, Inc.†	6,470	14,558
Skechers USA, Inc., Class A†	4,510	52,767
Steven Madden, Ltd.†	140	4,119
Timberland Co., Class A†	6,630	107,671
Wolverine World Wide, Inc.	4,180	87,069

		266,184

FORESTRY — 0.0%
Plum Creek Timber Co., Inc.	290	10,011

FUNERAL SERVICES & RELATED ITEMS — 0.0%
Service Corp. International	6,200	28,086
Stewart Enterprises, Inc., Class A	4,600	16,054

		44,140

GAMBLING (NON-HOTEL) — 0.1%
Dover Downs Gaming & Entertainment, Inc.	130	555
Isle of Capri Casinos, Inc.†	930	9,988
Pinnacle Entertainment, Inc.†	6,200	77,376

		87,919

GARDEN PRODUCTS — 0.1%
Toro Co.	3,670	111,495

GAS-DISTRIBUTION — 0.1%
Sempra Energy	2,030	93,421

GOLF — 0.1%
Callaway Golf Co.	6,770	51,114

HAZARDOUS WASTE DISPOSAL — 0.1%
American Ecology Corp.	1,210	19,989
EnergySolutions	7,690	74,593

		94,582

HEALTH CARE COST CONTAINMENT — 0.0%
Corvel Corp.†	210	4,725

HOME FURNISHINGS — 0.1%
American Woodmark Corp.	430	8,901
Ethan Allen Interiors, Inc.	260	3,497
Furniture Brands International, Inc.	1,840	5,814
Kimball International, Inc., Class B	230	1,263
La-Z-Boy, Inc.	7,300	19,418
Sealy Corp.†	4,140	14,656

Tempur-Pedic International, Inc.	4,400	56,584

		110,133

HOSPITAL BEDS/EQUIPMENT — 0.0%
Hill-Rom Holdings, Inc.	1,510	19,600
Kinetic Concepts, Inc.†	70	1,733

		21,333

HOTELS/MOTELS — 0.2%
Orient-Express Hotels, Ltd., Class A	2,560	16,563
Wyndham Worldwide Corp.	12,700	148,336

		164,899

HUMAN RESOURCES — 1.1%
AMN Healthcare Services, Inc.†	1,820	12,540
CDI Corp.	3,900	46,605
Cross Country Healthcare, Inc.†	90	793
Heidrick & Struggles International, Inc.	2,740	46,306
Hewitt Associates, Inc., Class A†	2,290	71,814
Hudson Highland Group, Inc.†	900	1,476
Kelly Services, Inc., Class A	2,310	26,242
Kenexa Corp.†	2,250	14,760
Kforce, Inc.†	1,810	19,747
Korn/Ferry International†	6,920	73,283
Manpower, Inc.	3,920	168,913
Monster Worldwide, Inc.†	9,910	136,758
MPS Group, Inc.†	13,670	109,907
On Assignment, Inc.†	2,010	7,075
Resources Connection, Inc.†	5,020	98,141
Robert Half International, Inc.	4,650	111,693
Spherion Corp.†	2,690	9,657
TrueBlue, Inc.†	7,630	74,087

		1,029,797

IDENTIFICATION SYSTEMS — 0.0%
Brady Corp., Class A	150	3,160
L-1 Identity Solutions, Inc.†	1,290	9,443

		12,603

INDEPENDENT POWER PRODUCERS — 0.0%
RRI Energy, Inc.†	7,680	38,093

INDUSTRIAL AUDIO & VIDEO PRODUCTS — 0.0%
Dolby Laboratories, Inc., Class A†	580	23,275

INDUSTRIAL AUTOMATED/ROBOTIC — 0.2%
Gerber Scientific, Inc.†	400	1,580
Intermec, Inc.†	2,490	30,079
Nordson Corp.	1,580	57,322
Rockwell Automation, Inc.	2,550	80,555

		169,536

INDUSTRIAL GASES — 0.1%
Air Products & Chemicals, Inc.	1,120	73,808

INSTRUMENTS-CONTROLS — 0.1%
Watts Water Technologies, Inc., Class A	260	5,788
Woodward Governor Co.	2,120	42,315

		48,103

INSTRUMENTS-SCIENTIFIC — 0.3%
Dionex Corp.†	200	12,600
FEI Co.†	130	2,233
Thermo Fisher Scientific, Inc.†	5,250	184,170
Varian, Inc.†	1,190	39,294

		238,297

INSURANCE BROKERS — 0.1%
Brown & Brown, Inc.	2,320	45,147
Life Partners Holdings, Inc.	137	2,565

		47,712

INSURANCE-LIFE/HEALTH — 0.7%
American Equity Investment Life Holding Co.	4,870	27,418
Conseco, Inc.†	20,100	32,160
Delphi Financial Group, Inc., Class A	4,430	76,506
FBL Financial Group, Inc., Class A	500	2,875
Lincoln National Corp.	3,160	35,518
Presidential Life Corp.	570	6,093
Protective Life Corp.	10,340	88,614
Prudential Financial, Inc.	5,710	164,905
StanCorp Financial Group, Inc.	2,880	78,998
The Phoenix Cos., Inc.	5,010	7,816
Torchmark Corp.	300	8,799
Universal American Corp.†	2,830	29,234
Unum Group	3,400	55,556

		614,492

INSURANCE-MULTI-LINE — 1.2%
American Financial Group, Inc.	4,390	77,176
American National Insurance Co.	60	4,072
Assurant, Inc.	2,220	54,257
Cincinnati Financial Corp.	1,690	40,476
CNA Financial Corp.	6,320	75,651
Genworth Financial, Inc., Class A	9,690	22,868
Hanover Insurance Group, Inc.	670	20,087
Hartford Financial Services Group, Inc.	2,120	24,316
HCC Insurance Holdings, Inc.	1,350	32,292
Horace Mann Educators Corp.	5,510	48,378
Loews Corp.	13,070	325,312
MetLife, Inc.	4,140	123,165
Old Republic International Corp.	2,060	19,302
The Allstate Corp.	5,940	138,580
United Fire & Casualty Co.	650	12,136
Unitrin, Inc.	4,290	72,930
XL Capital, Ltd., Class A	5,300	50,403

		1,141,401

INSURANCE-PROPERTY/CASUALTY — 1.0%
American Physicians Capital, Inc.	290	12,081
Amerisafe, Inc.†	1,950	29,952
Amtrust Financial Services, Inc.	1,310	11,960
Chubb Corp.	3,820	148,789
CNA Surety Corp.†	1,560	30,030
EMC Insurance Group, Inc.	70	1,586
Employers Holdings, Inc.	3,480	29,023
Fidelity National Financial, Inc., Class A	1,200	21,756
First American Corp.	770	21,622
FPIC Insurance Group, Inc.†	620	18,935
Harleysville Group, Inc.	960	27,763
Infinity Property & Casualty Corp.	1,390	48,984
National Interstate Corp.	30	485
Navigators Group, Inc.†	190	8,622

OneBeacon Insurance Group, Ltd.	2,260	26,261
PMA Capital Corp., Class A†	1,030	3,863
ProAssurance Corp.†	860	37,788
RLI Corp.	570	27,377
Safety Insurance Group, Inc.	1,310	43,296
Selective Insurance Group, Inc.	2,800	41,328
State Auto Financial Corp.	630	10,225
Stewart Information Services Corp.	580	13,114
The Travelers Cos., Inc.	6,430	264,530
United America Indemnity, Ltd. Class A†	912	4,624
W.R. Berkley Corp.	3,810	91,097

		975,091

INSURANCE-REINSURANCE — 0.9%
Aspen Insurance Holdings, Ltd.	4,130	97,385
Axis Capital Holdings, Ltd.	1,620	39,917
Berkshire Hathaway, Inc., Class B†	95	291,175
Endurance Specialty Holdings, Ltd.	2,320	60,691
IPC Holdings, Ltd.	3,660	95,306
Maiden Holdings, Ltd.	130	586
Max Re Capital, Ltd.	5,340	88,377
Montpelier Re Holdings, Ltd.	880	10,965
Odyssey Re Holdings Corp.	1,550	59,350
Platinum Underwriters Holdings, Ltd.	2,800	80,556
Reinsurance Group of America, Inc.	300	9,537

		833,845

INTERNET APPLICATION SOFTWARE — 0.1%
Art Technology Group, Inc.†	2,110	6,625
eResearchTechnology, Inc.†	750	3,803
RealNetworks, Inc.†	1,080	2,657
S1 Corp.†	6,320	39,184
Vignette Corp.†	2,150	17,759
Vocus, Inc.†	940	15,980

		86,008

INTERNET CONNECTIVITY SERVICES — 0.0%
Cogent Communications Group, Inc.†	4,700	39,668

INTERNET CONTENT-INFORMATION/NEWS — 0.0%
Loopnet, Inc.†	2,280	19,585

INTERNET FINANCIAL SERVICES — 0.0%
Online Resources Corp.†	70	300
Thinkorswim Group, Inc.†	1,000	9,500

		9,800

INTERNET INCUBATORS — 0.0%
Moduslink Global Solutions, Inc.†	560	2,072

INTERNET INFRASTRUCTURE EQUIPMENT — 0.1%
Avocent Corp.†	5,520	79,709

INTERNET INFRASTRUCTURE SOFTWARE — 0.3%
Akamai Technologies, Inc.†	3,590	79,052
F5 Networks, Inc.†	1,620	44,177
TIBCO Software, Inc.†	20,490	129,497

		252,726

INTERNET SECURITY — 0.4%
Blue Coat Systems, Inc.†	900	11,934
SonicWALL, Inc.†	3,090	16,779
Symantec Corp.†	21,000	362,250
VeriSign, Inc.†	290	5,968

		396,931

INTERNET TELEPHONE — 0.1%
j2 Global Communications, Inc.†	4,490	107,715

INTIMATE APPAREL — 0.2%
The Warnaco Group, Inc.†	4,960	143,046

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.9%
Affiliated Managers Group, Inc.†	570	32,404
Ameriprise Financial, Inc.	3,180	83,793
BlackRock, Inc.	1,060	155,311
Cohen & Steers, Inc.	2,220	32,678
Eaton Vance Corp.	440	12,043
Franklin Resources, Inc.	4,510	272,765
GAMCO Investors, Inc., Class A	610	30,591
Janus Capital Group, Inc.	6,420	64,393
T. Rowe Price Group, Inc.	3,250	125,190
Teton Advisors, Inc.(2)	9	21
Virtus Investment Partners, Inc.†	245	2,781
Waddell & Reed Financial, Inc., Class A	3,080	69,023

		880,993

LASERS-SYSTEM/COMPONENTS — 0.1%
Coherent, Inc.†	2,230	42,370
Electro Scientific Industries, Inc.†	1,430	12,298
Newport Corp.†	3,090	15,419
Rofin-Sinar Technologies, Inc.†	710	15,130

		85,217

LEISURE PRODUCTS — 0.3%
Brunswick Corp.	17,130	102,437
WMS Industries, Inc.†	4,250	136,468

		238,905

LINEN SUPPLY & RELATED ITEMS — 0.1%
G&K Services, Inc., Class A	1,230	30,713
UniFirst Corp.	430	16,035

		46,748

MACHINE TOOLS & RELATED PRODUCTS — 0.3%
K-Tron International, Inc.†	40	3,217
Kennametal, Inc.	6,740	137,833
Lincoln Electric Holdings, Inc.	2,280	101,528
Thermadyne Hldgs Corp.†	430	1,376

		243,954

MACHINERY-CONSTRUCTION & MINING — 0.5%
Caterpillar, Inc.	9,680	344,414
Joy Global, Inc.	2,400	61,200
Terex Corp.†	5,320	73,416

		479,030

MACHINERY-ELECTRICAL — 0.2%
Baldor Electric Co.	6,130	142,216

MACHINERY-FARMING — 0.1%
AGCO Corp.†	1,770	43,011

Deere & Co.	210	8,665
Lindsay Corp.	300	11,673

		63,349

MACHINERY-GENERAL INDUSTRIAL — 0.6%
Albany International Corp., Class A	350	3,248
Altra Holdings, Inc.†	1,810	9,901
Applied Industrial Technologies, Inc.	2,270	51,075
Chart Industries, Inc.†	5,090	70,395
DXP Enterprises, Inc.†	730	9,694
Gardner Denver, Inc.†	4,640	123,517
IDEX Corp.	3,710	93,677
Kadant, Inc.†	1,090	13,451
Robbins & Myers, Inc.	4,020	76,179
Sauer-Danfoss, Inc.	4,090	16,973
The Manitowoc Co., Inc.	13,660	81,277
Twin Disc, Inc.	100	682

		550,069

MACHINERY-MATERIAL HANDLING — 0.1%
Cascade Corp.	630	15,227
Columbus McKinnon Corp.†	2,800	36,288
NACCO, Industries, Inc., Class A	670	25,628

		77,143

MACHINERY-PRINT TRADE — 0.1%
Zebra Technologies Corp., Class A†	2,280	48,450

MACHINERY-PUMPS — 0.2%
Flowserve Corp.	290	19,691
Graco, Inc.	4,840	114,176
Tecumseh Products Co., Class A†	1,740	17,765

		151,632

MEDICAL INFORMATION SYSTEMS — 0.0%
IMS Health, Inc.	790	9,922

MEDICAL INSTRUMENTS — 0.1%
CryoLife, Inc.†	1,520	8,254
Kensey Nash Corp.†	670	14,030
Medtronic, Inc.	870	27,840
Natus Medical, Inc.†	1,330	11,677

		61,801

MEDICAL LABS & TESTING SERVICES — 0.1%
Life Sciences Research, Inc.†	140	947
Quest Diagnostics, Inc.	2,140	109,846

		110,793

MEDICAL LASER SYSTEMS — 0.0%
Palomar Medical Technologies, Inc.†	30	258

MEDICAL PRODUCTS — 1.6%
Baxter International, Inc.	330	16,005
Becton, Dickinson & Co.	4,250	257,040
Exactech, Inc.†	570	7,552
Hanger Orthopedic Group, Inc.†	490	6,816
Invacare Corp.	610	9,388
Johnson & Johnson	14,480	758,173
Orthofix International NV†	800	13,640
Stryker Corp.	7,160	277,164
Varian Medical Systems, Inc.†	300	10,011
Zimmer Holdings, Inc.†	4,080	179,479

		1,535,268

MEDICAL STERILIZATION PRODUCTS — 0.1%
STERIS Corp.	2,730	65,793

MEDICAL-BIOMEDICAL/GENE — 0.6%
Amgen, Inc.†	5,700	276,279
Biogen Idec, Inc.†	3,250	157,105
Enzon Pharmaceuticals, Inc.†	1,210	6,957
Facet Biotech Corp.†	1,746	16,325
Gilead Sciences, Inc.†	1,300	59,540
Life Technologies Corp.†	266	9,922
Martek Biosciences Corp.	1,280	23,322

		549,450

MEDICAL-DRUGS — 2.0%
Abbott Laboratories	1,250	52,313
Allergan, Inc.	4,880	227,701
Bristol-Myers Squibb Co.	8,790	168,768
Eli Lilly & Co.	9,340	307,473
Endo Pharmaceuticals Holdings, Inc.†	4,450	73,603
Forest Laboratories, Inc.†	4,280	92,833
K-V Pharmaceutical Co., Class A†	1,000	1,400
King Pharmaceuticals, Inc.†	12,850	101,258
Medicis Pharmaceutical Corp., Class A	2,290	36,800
Pfizer, Inc.	53,400	713,424
PharMerica Corp.†	2,950	53,837
Savient Pharmaceuticals, Inc.†	3,600	19,008
Sepracor, Inc.†	640	9,094

		1,857,512

MEDICAL-GENERIC DRUGS — 0.1%
Watson Pharmaceuticals, Inc.†	3,080	95,295

MEDICAL-HMO — 2.1%
Aetna, Inc.	19,390	426,774
AMERIGROUP Corp.†	3,740	111,714
Centene Corp.†	3,520	64,662
CIGNA Corp.	5,450	107,419
Coventry Health Care, Inc.†	3,060	48,685
Health Net, Inc.†	9,770	141,079
Healthspring, Inc.†	2,870	26,490
Humana, Inc.†	300	8,634
Molina Healthcare, Inc.†	610	13,207
UnitedHealth Group, Inc.	11,880	279,418
WellCare Health Plans, Inc.†	3,650	54,786
WellPoint, Inc.†	15,390	658,076

		1,940,944

MEDICAL-HOSPITALS — 0.1%
Health Management Associates, Inc., Class A†	7,290	34,044
MedCath Corp.†	1,090	11,031
Universal Health Services, Inc., Class B	440	22,176

		67,251

MEDICAL-NURSING HOMES — 0.1%
Kindred Healthcare, Inc.†	4,760	61,975

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.0%
Gentiva Health Services, Inc.†	180	2,867

Lincare Holdings, Inc.†	1,660	40,056

		42,923

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.2%
Cardinal Health, Inc.	600	20,274
McKesson Corp.	3,230	119,510

		139,784

METAL PROCESSORS & FABRICATION — 0.8%
Ampco-Pittsburgh Corp.	1,750	42,630
CIRCOR International, Inc.	2,630	67,670
Commercial Metals Co.	6,280	93,447
Haynes International, Inc.†	2,040	46,063
Ladish Co,. Inc.†	890	6,737
LB Foster Co., Class A†	940	30,785
Mueller Industries, Inc.	3,220	70,743
NN, Inc.	1,100	1,441
Precision Castparts Corp.	2,220	166,189
Sun Hydraulics Corp.	1,280	23,168
Timken Co.	7,010	112,721
Worthington Industries, Inc.	5,460	81,354

		742,948

METAL PRODUCTS-DISTRIBUTION — 0.0%
A.M. Castle & Co.	2,600	25,194

METAL-ALUMINUM — 0.2%
Alcoa, Inc.	22,850	207,249
Kaiser Aluminum Corp.	640	18,906

		226,155

METAL-COPPER — 1.1%
Freeport-McMoRan Copper & Gold, Inc.	10,840	462,326
Southern Copper Corp.	31,560	586,069

		1,048,395

METAL-IRON — 0.0%
Cliffs Natural Resources, Inc.	320	7,379

MISCELLANEOUS MANUFACTURING — 0.0%
American Railcar Industries, Inc.	180	1,642
Movado Group, Inc.	650	5,960

		7,602

MOTION PICTURES & SERVICES — 0.1%
Ascent Media Corp., Class A† Class A	580	14,941
DreamWorks Animation SKG, Inc., Class A†	1,670	40,097

		55,038

MULTILEVEL DIRECT SELLING — 0.0%
Nu Skin Enterprises, Inc., Class A	1,460	18,717

MULTIMEDIA — 2.0%
E.W. Scripps Co. Class A	3,600	7,092
Entravision Communications Corp., Class A†	910	464
FactSet Research Systems, Inc.	1,340	71,811
Journal Communications, Inc., Class A	700	1,085
Liberty Media Corp. — Entertainment, Series A†	6,470	157,544
Media General, Inc., Class A	870	2,262
Meredith Corp.	4,800	120,384
News Corp., Class A	34,900	288,274
The McGraw-Hill Cos., Inc.	4,720	142,308
The Walt Disney Co.	19,170	419,823
Time Warner, Inc.	26,506	578,626
Viacom, Inc., Class B†	3,530	67,917

		1,857,590

MUSIC — 0.0%
Steinway Musical Instruments, Inc.†	360	4,835
Warner Music Group Corp.†	4,190	22,542

		27,377

NETWORKING PRODUCTS — 1.9%
3Com Corp.†	31,300	126,765
Acme Packet, Inc.†	1,890	14,572
Adaptec, Inc.†	2,790	7,979
Anixter International, Inc.†	3,110	123,716
BigBand Networks, Inc.†	1,910	11,193
Black Box Corp.	600	16,422
Cisco Systems, Inc.†	64,300	1,242,276
Extreme Networks, Inc.†	1,118	1,968
Ixia†	2,870	16,531
Netgear, Inc.†	960	15,370
Parkervision, Inc.†	1,300	3,640
Polycom, Inc.†	5,110	95,250
Starent Networks Corp.†	2,910	57,414

		1,733,096

NON-FERROUS METALS — 0.2%
Brush Engineered Materials, Inc.†	3,990	67,511
RTI International Metals, Inc.†	4,640	60,366
Titanium Metals Corp.	1,070	7,265
USEC, Inc.†	940	5,819

		140,961

NON-HAZARDOUS WASTE DISPOSAL — 0.1%
Casella Waste Systems, Inc., Class A†	800	1,648
Waste Management, Inc.	4,010	106,947
Waste Services, Inc.†	980	5,292

		113,887

OFFICE AUTOMATION & EQUIPMENT — 0.3%
Pitney Bowes, Inc.	3,520	86,381
Xerox Corp.	35,050	214,155

		300,536

OFFICE FURNISHINGS-ORIGINAL — 0.3%
Herman Miller, Inc.	6,400	95,168
HNI Corp.	5,500	85,250
Interface, Inc. Class A	8,280	47,941
Knoll, Inc.	1,370	9,700
Steelcase, Inc., Class A	11,650	52,774

		290,833

OFFICE SUPPLIES & FORMS — 0.0%
ACCO Brands Corp.†	3,710	7,754
The Standard Register Co.	2,920	15,242

		22,996

OIL & GAS DRILLING — 1.2%
Bronco Drilling Co., Inc.†	1,300	7,137
Diamond Offshore Drilling, Inc.	1,380	99,926
ENSCO International, Inc.	2,540	71,831
Helmerich & Payne, Inc.	1,810	55,784
Hercules Offshore, Inc.†	9,300	29,760
Nabors Industries, Ltd.†	4,890	74,377
Noble Corp.	10,660	291,338
Parker Drilling Co.†	16,130	44,519
Precision Drilling Trust	4,598	21,656
Pride International, Inc.†	3,100	70,370
Transocean, Ltd.†	3,370	227,407
Unit Corp.†	3,540	96,607

		1,090,712

OIL COMPANIES-EXPLORATION & PRODUCTION — 3.6%
Abraxas Petroleum Corp.†	760	669
Anadarko Petroleum Corp.	15,280	657,957
Apache Corp.	8,390	611,295
ATP Oil & Gas Corp.†	6,660	47,686
Berry Petroleum Co., Class A	3,980	65,590
Bill Barrett Corp.†	300	7,794
Brigham Exploration Co.†	520	1,217
Chesapeake Energy Corp.	140	2,759
Cimarex Energy Co.	1,870	50,303
Contango Oil & Gas Co.†	180	6,820
Denbury Resources, Inc.†	6,580	107,122
Devon Energy Corp.	3,490	180,957
Encore Acquisition Co.†	1,720	50,207
EXCO Resources, Inc.†	1,600	18,848
Gasco Energy, Inc.†	1,010	505
Georesources Inc.†	630	4,473
Gulfport Energy Corp.†	570	1,693
Mariner Energy, Inc.†	7,050	80,229
Noble Energy, Inc.	4,300	244,025
Occidental Petroleum Corp.	14,770	831,403
Penn Virginia Corp.	350	4,925
Petroleum Development Corp.†	200	3,242
Petroquest Energy, Inc.†	7,170	21,582
Plains Exploration & Production Co.†	4,290	80,952
Rosetta Resources, Inc.†	8,440	59,502
Stone Energy Corp.†	4,549	19,606
Swift Energy Co.†	3,420	37,004
W&T Offshore, Inc.	4,020	37,306
XTO Energy, Inc.	4,300	149,038

		3,384,709

OIL COMPANIES-INTEGRATED — 6.4%
Chevron Corp.	19,170	1,267,137
ConocoPhillips	21,970	900,770
Delek US Holdings, Inc.	2,870	29,475
Exxon Mobil Corp.	37,620	2,508,125
Hess Corp.	7,700	421,883
Marathon Oil Corp.	17,120	508,464
Murphy Oil Corp.	8,270	394,562

		6,030,416

OIL FIELD MACHINERY & EQUIPMENT — 0.6%
Complete Production Services, Inc.†	8,920	59,586
Dresser-Rand Group, Inc.†	4,040	99,505
Dril-Quip, Inc.†	1,200	41,256
Gulf Island Fabrication, Inc.	2,310	29,891
Lufkin Industries, Inc.	270	9,423
NATCO Group, Inc., Class A†	1,000	24,060
National-Oilwell Varco, Inc.†	8,080	244,663
Natural Gas Services Group, Inc.†	900	8,982
T-3 Energy Services, Inc.†	1,700	22,831

		540,197

OIL REFINING & MARKETING — 0.9%
CVR Energy, Inc.†	5,740	42,246
Frontier Oil Corp.	7,260	92,275
Holly Corp.	4,330	90,757
Tesoro Corp.	4,800	73,200
Valero Energy Corp.	24,200	480,128
Western Refining, Inc.	5,600	70,504

		849,110

OIL-FIELD SERVICES — 2.1%
Allis-Chalmers Energy, Inc.†	3,920	7,566
Baker Hughes, Inc.	8,380	298,160
Basic Energy Services, Inc.†	4,570	46,614
Exterran Holdings, Inc.†	4,560	94,164
Global Industries, Ltd.†	10,460	67,676
Halliburton Co.	14,380	290,763
Helix Energy Solutions Group, Inc.†	10,340	93,991
Hornbeck Offshore Services, Inc.†	1,500	34,845
Key Energy Services, Inc.†	14,930	65,543
Matrix Service Co.†	3,400	32,572
Newpark Resources, Inc.†	4,820	13,496
North American Energy Partners, Inc.†	1,400	5,530
Oceaneering International, Inc.†	3,610	164,508
Oil States International, Inc.†	5,380	101,682
Schlumberger, Ltd.	5,650	276,793
SEACOR Holdings, Inc.†	1,260	82,807
Superior Energy Services, Inc.†	3,910	75,111
TETRA Technologies, Inc.†	11,510	65,837
Union Drilling, Inc.†	1,920	11,501
Weatherford International, Ltd.†	7,470	124,226
Willbros Group, Inc.†	3,610	41,371

		1,994,756

PAPER & RELATED PRODUCTS — 0.3%
Buckeye Technologies, Inc.†	3,500	18,025
Clearwater Paper Corp.†	111	1,689
Domtar Corp.†	43,420	79,024
Glatfelter	3,370	29,926
International Paper Co.	810	10,255
MeadWestvaco Corp.	2,520	39,463
Neenah Paper, Inc.	690	3,457
Potlatch Corp.	390	11,470
Schweitzer-Mauduit International, Inc.	390	8,958
Wausau Paper Corp.	4,400	38,412
Xerium Technologies, Inc.†	3,820	3,171

		243,850

PATIENT MONITORING EQUIPMENT — 0.0%
Masimo Corp.†	440	12,716
Somanetics Corp.†	1,040	16,858

		29,574

PHARMACY SERVICES — 0.0%
Omnicare, Inc.	510	13,112

PHOTO EQUIPMENT & SUPPLIES — 0.0%
Eastman Kodak Co.	5,850	17,843

PHYSICAL THERAPY/REHABILITATION CENTERS — 0.1%
RehabCare Group, Inc.†	2,660	44,422

PHYSICIANS PRACTICE MANAGEMENT — 0.1%
Healthways, Inc.†	3,410	35,566
MEDNAX, Inc.†	1,170	42,003

		77,569

PIPELINES — 0.0%
Crosstex Energy, Inc.	3,370	6,639

PLATINUM — 0.0%
Stillwater Mining Co.†	4,590	20,701

POWER CONVERTER/SUPPLY EQUIPMENT — 0.1%
Advanced Energy Industries, Inc.†	5,780	48,726
C&D Technologies, Inc.†	1,400	3,066
Hubbell, Inc., Class B	1,600	53,120
Powell Industries, Inc.†	680	24,473
Vicor Corp.	770	4,135

		133,520

PRINTING-COMMERCIAL — 0.2%
Bowne & Co., Inc.	922	4,711
Cenveo, Inc.†	4,930	23,270
Consolidated Graphics, Inc.†	1,660	32,237
R.R. Donnelley & Sons Co.	8,350	97,278
Valassis Communications, Inc.†	600	3,102
VistaPrint, Ltd.†	1,340	46,029

		206,627

PUBLISHING-BOOKS — 0.1%
Courier Corp.	220	3,449
Scholastic Corp.	2,660	52,482

		55,931

PUBLISHING-NEWSPAPERS — 0.0%
Gannett Co., Inc.	5,620	21,974
McClatchy Co., Class A	3,960	2,099

		24,073

RACETRACKS — 0.1%
Churchill Downs, Inc.	80	2,785
International Speedway Corp., Class A	1,450	34,336
Speedway Motorsports, Inc.	2,430	36,450

		73,571

RADIO — 0.0%
Cox Radio, Inc., Class A†	2,660	12,768
Entercom Communications Corp., Class A	1,100	1,826

		14,594

REAL ESTATE INVESTMENT TRUSTS — 0.3%
Alexandria Real Estate Equities, Inc.	350	12,768
Apartment Investment & Management Co., Class A	344	2,511
BioMed Realty Trust, Inc.	1,700	19,397
Boston Properties, Inc.	160	7,907
BRE Properties, Inc.	150	3,686
Corporate Office Properties Trust	170	5,195
Developers Diversified Realty Corp.	542	2,238
Duke Realty Corp.	390	3,810
Entertainment Properties Trust	380	8,782
Equity Residential	300	6,867
Essex Property Trust, Inc.	100	6,349
Federal Realty Investment Trust	160	8,832
HCP, Inc.	380	8,341
Health Care REIT, Inc.	200	6,814
Highwoods Properties, Inc.	400	9,596
Home Properties, Inc.	280	10,203
Kimco Realty Corp.	490	5,890
Liberty Property Trust	400	9,736
Mack-Cali Realty Corp.	200	5,372
National Health Investors, Inc.	200	5,364
National Retail Properties, Inc.	1,100	19,514
Nationwide Health Properties, Inc.	390	9,629
Omega Healthcare Investors, Inc.	680	10,690
ProLogis	1,000	9,110
Public Storage	100	6,686
Regency Centers Corp.	270	10,112
Senior Housing Properties Trust	700	11,473
Simon Property Group, Inc.	153	7,895
SL Green Realty Corp.	2,100	37,086
Tanger Factory Outlet Centers, Inc.	150	4,998
Taubman Centers, Inc.	150	3,573
The Macerich Co.	300	5,259
UDR, Inc.	648	6,525
Ventas, Inc.	300	8,592
Vornado Realty Trust	152	7,431
Washington Real Estate Investment Trust	190	4,053
Weingarten Realty Investors, Inc.	250	3,885

		316,169

REAL ESTATE MANAGEMENT/SERVICES — 0.1%
Jones Lang LaSalle, Inc.	3,290	106,168

REAL ESTATE OPERATIONS & DEVELOPMENT — 0.1%
Avatar Holdings, Inc.†	190	3,530
Forest City Enterprises, Inc., Class A	6,500	54,795
Forestar Real Estate Group, Inc.†	140	1,800
Hilltop Holdings, Inc.†	180	2,040

		62,165

RECREATIONAL CENTERS — 0.1%
Life Time Fitness, Inc.†	2,890	54,216
Town Sports International Holdings, Inc.†	400	1,380

		55,596

RECREATIONAL VEHICLES — 0.1%
Polaris Industries, Inc.	2,980	99,681

RENTAL AUTO/EQUIPMENT — 0.2%
Avis Budget Group, Inc.†	2,990	6,249
H&E Equipment Services, Inc.†	1,740	13,102
Hertz Global Holdings, Inc.†	3,780	25,704
Rent-A-Center, Inc.†	5,350	102,988

United Rentals, Inc.†	6,197	37,554

		185,597

RESEARCH & DEVELOPMENT — 0.1%
Albany Molecular Research, Inc.†	1,660	16,202
Exponent, Inc.†	1,080	30,132
Parexel International Corp.†	900	8,919
Pharmaceutical Product Development, Inc.	330	6,471

		61,724

RESORT/THEME PARKS — 0.1%
Vail Resorts, Inc.†	2,730	79,716

RETAIL-APPAREL/SHOE — 2.9%
Abercrombie & Fitch Co., Class A	3,120	84,427
Aeropostale, Inc.†	4,140	140,636
American Eagle Outfitters, Inc.	10,440	154,721
AnnTaylor Stores Corp.†	12,520	92,523
Bebe Stores, Inc.	2,110	19,412
Brown Shoe Co., Inc.	8,150	52,405
Cato Corp., Class A	190	3,652
Charlotte Russe Holding, Inc.†	2,540	31,877
Charming Shoppes, Inc.†	5,890	20,556
Chico’s FAS, Inc.†	19,700	150,508
Christopher & Banks Corp.	3,760	20,906
Collective Brands, Inc.†	1,660	24,103
Dress Barn, Inc.†	6,290	95,231
DSW, Inc., Class A†	90	978
Foot Locker, Inc.	5,070	60,282
Genesco, Inc.†	2,170	49,433
Guess?, Inc.	2,550	66,402
Gymboree Corp.†	1,950	67,080
Kenneth Cole Productions, Inc., Class A	800	5,536
Limited Brands, Inc.	12,220	139,552
Liz Claiborne, Inc.	21,420	101,531
New York & Co., Inc.†	3,300	19,140
Nordstrom, Inc.	4,040	91,425
Pacific Sunwear of California, Inc.†	10,880	44,064
Phillips-Van Heusen Corp.	5,380	156,181
Ross Stores, Inc.	1,170	44,390
Stage Stores, Inc.	5,940	72,765
Talbots, Inc.	6,840	16,142
The Buckle, Inc.	3,470	129,674
The Children’s Place Retail Stores, Inc.†	4,310	122,576
The Finish Line, Inc., Class A	5,270	44,795
The Gap, Inc.	25,100	390,054
The Men’s Wearhouse, Inc.	6,410	119,482
Tween Brands, Inc.†	4,050	11,826
Wet Seal, Inc., Class A†	6,990	26,632

		2,670,897

RETAIL-APPLIANCES — 0.0%
Conn’s, Inc.†	880	14,467
hhgregg, Inc.†	140	2,324

		16,791

RETAIL-AUTO PARTS — 0.1%
PEP Boys-Manny Moe & Jack	6,580	48,692

RETAIL-AUTOMOBILE — 0.4%
America’s Car-Mart, Inc.†	600	9,732
Asbury Automotive Group, Inc.	3,170	30,654
AutoNation, Inc.†	6,040	106,969
Copart, Inc.†	1,270	39,865
Group 1 Automotive, Inc.	3,740	79,662
Penske Auto Group, Inc.	3,760	49,820
Rush Enterprises, Inc., Class A†	3,700	48,692
Sonic Automotive, Inc.	3,040	15,686

		381,080

RETAIL-BOOKSTORES — 0.1%
Barnes & Noble, Inc.	4,170	108,920
Borders Group, Inc.†	2,990	8,163

		117,083

RETAIL-BUILDING PRODUCTS — 0.2%
Lowe’s Cos., Inc.	8,890	191,135

RETAIL-CATALOG SHOPPING — 0.1%
Coldwater Creek, Inc.†	10,860	37,467
MSC Industrial Direct Co., Inc., Class A	1,080	44,118

		81,585

RETAIL-COMPUTER EQUIPMENT — 0.1%
GameStop Corp., Class A†	400	12,064
PC Connection, Inc.†	500	2,475
Systemax, Inc.†	2,320	39,115

		53,654

RETAIL-CONSUMER ELECTRONICS — 0.1%
Best Buy Co., Inc.	1,520	58,338

RETAIL-CONVENIENCE STORE — 0.1%
Casey’s General Stores, Inc.	960	25,546
The Pantry, Inc.†	3,360	79,363

		104,909

RETAIL-DISCOUNT — 0.6%
Big Lots, Inc.†	5,590	154,508
Citi Trends, Inc.†	3,070	75,399
Fred’s, Inc.	6,270	85,648
HSN, Inc.†	2,140	14,787
Wal-Mart Stores, Inc.	4,820	242,928

		573,270

RETAIL-DRUG STORE — 0.2%
CVS Caremark Corp.	4,680	148,730

RETAIL-FABRIC STORE — 0.0%
Jo-Ann Stores, Inc.†	1,530	28,030

RETAIL-GARDENING PRODUCTS — 0.1%
Tractor Supply Co.†	2,050	82,779

RETAIL-HAIR SALONS — 0.1%
Regis Corp.	3,060	58,568

RETAIL-HOME FURNISHINGS — 0.0%
Haverty Furniture Cos., Inc.	3,400	36,890

RETAIL-JEWELRY — 0.0%
Signet Jewelers, Ltd.	880	13,966

RETAIL-MAIL ORDER — 0.2%
Williams-Sonoma, Inc.	10,770	150,780

RETAIL-OFFICE SUPPLIES — 0.2%
Office Depot, Inc.†	27,180	70,396
OfficeMax, Inc.	2,760	20,562
Staples, Inc.	2,590	53,406

		144,364

RETAIL-PAWN SHOPS — 0.1%
Cash America International, Inc.	3,050	68,198
First Cash Financial Services, Inc.†	820	13,481

		81,679

RETAIL-PERFUME & COSMETICS — 0.1%
Sally Beauty Holdings Inc.†	6,970	51,578

RETAIL-REGIONAL DEPARTMENT STORES — 0.3%
Dillard’s, Inc., Class A	12,470	96,144
Kohl’s Corp.†	3,760	170,516
Retail Ventures, Inc.†	100	260

		266,920

RETAIL-RESTAURANTS — 1.1%
BJ’s Restaurants, Inc.†	1,280	21,107
Bob Evans Farms, Inc.	3,460	83,905
Brinker International, Inc.	6,890	122,091
California Pizza Kitchen, Inc.†	3,140	49,329
CEC Entertainment, Inc.†	3,180	96,863
Chipotle Mexican Grill, Inc., Class B†	100	6,551
CKE Restaurants, Inc.	1,550	14,834
Cracker Barrel Old Country Store, Inc.	2,050	66,851
Denny’s Corp.†	6,050	16,214
DineEquity, Inc.	3,130	100,285
Jack in the Box, Inc.†	880	21,639
Krispy Kreme Doughnuts, Inc.†	3,310	13,041
McDonald’s Corp.	4,520	240,871
O’Charley’s, Inc.	190	1,324
Papa John’s International, Inc.†	590	15,659
Red Robin Gourmet Burgers, Inc.†	3,020	74,141
Ruby Tuesday, Inc.†	2,900	22,272
Sonic Corp.†	3,910	42,697
The Steak n Shake Co.†	1,260	14,566
Wendy’s/Arby’s Group, Inc., Class A	900	4,500

		1,028,740

RETAIL-SPORTING GOODS — 0.1%
Big 5 Sporting Goods Corp.	100	823
Cabela’s Inc., Class A†	1,170	14,988
Zumiez, Inc.†	2,920	35,215

		51,026

RETAIL-VIDEO RENTALS — 0.0%
Blockbuster, Inc., Class A†	5,560	4,448

RETIREMENT/AGED CARE — 0.1%
Brookdale Senior Living, Inc.	4,330	44,642

RUBBER-TIRES — 0.1%
Cooper Tire & Rubber Co.	6,950	57,477
The Goodyear Tire & Rubber Co.†	6,200	68,138

		125,615

RUBBER/PLASTIC PRODUCTS — 0.0%
Myers Industries, Inc.	2,490	24,975

SATELLITE TELECOM — 0.1%
EchoStar Corp., Class A†	2,970	46,985
Hughes Communications, Inc.†	150	2,876
ICO Global Communications Holdings, Ltd.†	40	22
Loral Space & Communications, Inc.†	200	4,670

		54,553

SAVINGS & LOANS/THRIFTS — 0.1%
First Place Financial Corp.	700	3,976
Flagstar Bancorp, Inc.†	400	580
Hudson City Bancorp, Inc.	2,920	36,675
OceanFirst Financial Corp.	100	1,215
Provident Financial Services, Inc.	1,880	20,060

		62,506

SCHOOLS — 0.1%
Career Education Corp.†	4,540	100,062
ITT Educational Services, Inc.†	100	10,077

		110,139

SEISMIC DATA COLLECTION — 0.0%
Dawson Geophysical Co.†	520	10,223
ION Geophysical Corp.†	2,460	6,150

		16,373

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 0.8%
Analog Devices, Inc.	6,100	129,808
Atmel Corp.†	13,900	53,376
Cirrus Logic, Inc.†	5,950	27,667
Emulex Corp.†	9,990	104,595
Exar Corp.†	3,240	19,926
Hittite Microwave Corp.†	200	7,432
Integrated Device Technology, Inc.†	18,390	99,858
Marvell Technology Group, Ltd.†	18,260	200,495
Micrel, Inc.	5,120	38,400
Pericom Semiconductor Corp.†	2,800	24,948
Standard Microsystems Corp.†	60	952

		707,457

SEMICONDUCTOR EQUIPMENT — 1.5%
Applied Materials, Inc.	39,940	487,667
ATMI, Inc.†	4,610	72,792
Brooks Automation, Inc.†	6,760	42,047
Cabot Microelectronics Corp.†	2,640	76,058
Entegris, Inc.†	24,980	36,970
KLA-Tencor Corp.	2,580	71,569
Kulicke and Soffa Industries, Inc.†	1,340	5,360
MKS Instruments, Inc.†	6,410	100,317
Novellus Systems, Inc.†	5,610	101,317
Rudolph Technologies, Inc.†	40	209
Teradyne, Inc.†	20,770	123,374
Tessera Technologies, Inc.†	1,850	25,974
Ultratech, Inc.†	3,080	41,642
Varian Semiconductor Equipment Associates, Inc.†	5,380	137,674
Veeco Instruments, Inc.†	4,340	31,422

Verigy, Ltd.†	3,270	35,970

		1,390,362

STEEL PIPE & TUBE — 0.1%
Mueller Water Products, Inc., Class A	7,630	31,970
Northwest Pipe Co.†	580	21,999

		53,969

STEEL-PRODUCERS — 0.9%
AK Steel Holding Corp.	9,190	119,562
Carpenter Technology Corp.	5,510	113,892
General Steel Holdings, Inc.†	2,070	12,047
Nucor Corp.	6,100	248,209
Olympic Steel, Inc.	1,670	30,628
Reliance Steel & Aluminum Co.	4,100	144,443
Schnitzer Steel Industries, Inc., Class A	2,860	141,741
United States Steel Corp.	2,780	73,809

		884,331

STEEL-SPECIALTY — 0.1%
Allegheny Technologies, Inc.	2,930	95,899
Universal Stainless & Alloy Products, Inc.†	100	1,340

		97,239

TELECOM EQUIPMENT-FIBER OPTICS — 0.4%
Ciena Corp.†	9,690	115,796
Corning, Inc.	10,710	156,580
Finisar Corp.†	16,140	10,652
JDS Uniphase Corp.†	25,990	119,814
Oclaro, Inc.†	2,387	2,363
Oplink Communications, Inc.†	480	5,299

		410,504

TELECOM SERVICES — 0.6%
Amdocs, Ltd.†	4,570	95,650
Cbeyond, Inc.†	860	17,527
Embarq Corp.	3,000	109,680
Global Crossing Ltd†	600	4,356
Harris Stratex Networks, Inc.†	990	3,980
Knology, Inc.†	280	1,988
NeuStar, Inc., Class A†	4,300	81,743
NTELOS Holdings Corp.	1,150	18,377
PAETEC Holding Corp.†	760	2,333
Premiere Global Services, Inc.†	6,130	64,610
SAVVIS, Inc.†	500	5,690
TW Telecom, Inc.†	13,570	124,708
USA Mobility, Inc.	930	10,342

		540,984

TELECOMMUNICATION EQUIPMENT — 0.6%
Adtran, Inc.	3,170	67,046
CommScope, Inc.†	7,170	179,967
Harris Corp.	1,230	37,613
Plantronics, Inc.	6,400	81,536
Sonus Networks, Inc.†	3,700	6,401
Symmetricom, Inc.†	800	3,984
Tekelec†	1,680	26,040
Tellabs, Inc.†	21,000	110,040
UTStarcom, Inc.†	1,190	1,392

		514,019

TELEPHONE-INTEGRATED — 2.2%
AT&T, Inc.	30,390	778,592
Atlantic Tele-Network, Inc.	270	5,962
Cincinnati Bell, Inc.†	11,180	31,192
Qwest Communications International, Inc.	27,470	106,858
Sprint Nextel Corp.†	59,240	258,287
Telephone and Data Systems, Inc.	2,820	80,849
Verizon Communications, Inc.	23,730	719,968
Windstream Corp.	8,640	71,712

		2,053,420

TELEVISION — 0.2%
Belo Corp., Class A	10,030	17,051
CBS Corp., Class B	18,570	130,733
Central European Media Enterprises, Ltd., Class A†	470	7,712
Hearst-Argyle Television, Inc.	260	1,170
Lin TV Corp., Class A†	520	832
Sinclair Broadcast Group, Inc., Class A	1,080	1,199

		158,697

TEXTILE-APPAREL — 0.0%
Perry Ellis International, Inc.†	1,960	14,367
Unifi, Inc.†	5,820	5,238

		19,605

TOBACCO — 0.5%
Philip Morris International, Inc.	10,710	387,702
Universal Corp.	2,480	74,797

		462,499

TOOLS-HAND HELD — 0.2%
Snap-On, Inc.	2,480	84,122
The Stanley Works	2,000	76,060

		160,182

TOYS — 0.0%
Jakks Pacific, Inc.†	1,470	18,595
Leapfrog Enterprises, Inc.†	4,620	8,270

		26,865

TRANSACTIONAL SOFTWARE — 0.0%
Bottomline Technologies, Inc.†	600	4,710
Solera Holdings, Inc.†	490	11,182
Synchronoss Technologies, Inc.†	2,070	27,489

		43,381

TRANSPORT-AIR FREIGHT — 0.0%
Atlas Air Worldwide Holdings, Inc.†	1,670	44,339

TRANSPORT-EQUIPMENT & LEASING — 0.1%
AMERCO†	100	3,245
GATX Corp.	2,380	71,662
Textainer Group Holding Ltd Shs	660	5,847

		80,754

TRANSPORT-MARINE — 0.5%
Alexander & Baldwin, Inc.	660	17,582
American Commercial Lines, Inc.†	4,890	24,352
Cai Intl, Inc.†	1,300	4,758

Excel Maritime Carriers, Ltd.	440	3,128
Frontline, Ltd.	1,480	29,792
Genco Shipping & Trading, Ltd.	4,110	78,501
General Maritime Corp.	1,319	13,098
Gulfmark Offshore, Inc.†	1,810	48,653
Horizon Lines, Inc. Class A	820	4,362
Kirby Corp.†	1,810	55,857
Knightsbridge Tankers, Ltd.	250	3,308
Overseas Shipholding Group, Inc.	1,890	54,262
Star Bulk Carriers Corp.	2,031	6,235
TBS International, Ltd., Class A†	4,270	33,861
Tidewater, Inc.	1,510	65,308
Ultrapetrol Bahamas, Ltd.†	100	372

		443,429

TRANSPORT-RAIL — 0.2%
CSX Corp.	310	9,173
Norfolk Southern Corp.	500	17,840
Union Pacific Corp.	3,650	179,361

		206,374

TRANSPORT-SERVICES — 0.3%
FedEx Corp.	3,550	198,658
Hub Group, Inc., Class A†	1,040	23,920
Pacer International, Inc.	5,080	21,539
United Parcel Service, Inc., Class B	900	47,106

		291,223

TRANSPORT-TRUCK — 0.1%
Arkansas Best Corp.	3,230	74,548
Celadon Group, Inc.†	690	4,720
Marten Transport, Ltd.†	2,590	53,717

		132,985

TRAVEL SERVICES — 0.0%
Interval Leisure Group, Inc.†	3,080	24,671

VITAMINS & NUTRITION PRODUCTS — 0.1%
Herbalife, Ltd.	6,630	131,407
Omega Protein Corp.†	2,000	6,380

		137,787

WATER — 0.0%
PICO Holdings, Inc.†	140	4,200

WATER TREATMENT SYSTEMS — 0.0%
Nalco Holding Co.	1,240	20,237

WEB HOSTING/DESIGN — 0.0%
NIC, Inc.	140	756

WEB PORTALS/ISP — 0.2%
EarthLink, Inc.†	6,740	51,089
Google, Inc., Class A†	90	35,637
Sohu.com, Inc.†	1,530	79,790

		166,516

WIRE & CABLE PRODUCTS — 0.2%
Belden, Inc.	5,470	88,176
Encore Wire Corp.	2,220	48,485
Insteel Industries, Inc.	3,360	25,032

		161,693

WIRELESS EQUIPMENT — 0.5%
InterDigital, Inc.†	3,120	82,118
Powerwave Technologies, Inc.†	5,880	4,998
QUALCOMM, Inc.	7,720	326,711
RF Micro Devices, Inc.†	7,600	16,036
ViaSat, Inc.†	500	11,495

		441,358

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $117,353,570)		92,614,546

REPURCHASE AGREEMENT — 0.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 04/30/09, to be repurchased 05/01/09 in the amount of $549,000 and collateralized by Federal Home Loan Mtg. Assoc. Notes, bearing interest at 1.27% due 04/01/11 and having approximate value of $560,700 (cost $549,000)	549,000	549,000

TOTAL INVESTMENTS (cost $117,902,570) (3)	99.6%	93,163,546
Other assets less liabilities	0.4	407,701

NET ASSETS	100.0%	$93,571,247

†	Non-income producing security

(1)	Fair valued security; see Note 1

(2)	Illiquid security. At April 30, 2009, the aggregate value of these securities was $21 representing 0.0% of net assets.

(3)	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
DAVIS VENTURE VALUE PORTFOLIO
Portfolio of Investments — April 30, 2009
(unaudited)

Common Stock — 97.3%	Shares/ Principal	Market Value
	Amount	(Note 1)

AGRICULTURAL CHEMICALS — 0.6%
Monsanto Co.	90,130	$7,651,136

APPLICATIONS SOFTWARE — 2.0%
Microsoft Corp.	1,196,900	24,249,194

AUTO-HEAVY DUTY TRUCKS — 0.2%
PACCAR, Inc.	61,000	2,161,840

BANKS-COMMERCIAL — 1.0%
Julius Baer Holding AG	370,800	12,345,380

BANKS-FIDUCIARY — 2.8%
State Street Corp.	41,700	1,423,221
The Bank of New York Mellon Corp.	1,254,240	31,958,035

		33,381,256

BANKS-SUPER REGIONAL — 3.6%
Wells Fargo & Co.	2,123,449	42,490,215

BEVERAGES-WINE/SPIRITS — 1.4%
Diageo PLC ADR	348,800	16,690,080

BREWERY — 0.8%
Heineken Holding NV	404,212	9,610,585

BROADCAST SERVICES/PROGRAM — 0.9%
Grupo Televisa SA ADR	693,500	10,735,380

BUILDING PRODUCTS-CEMENT — 1.3%
Martin Marietta Materials, Inc.	181,600	15,259,848

CABLE TV — 2.2%
Comcast Corp., Special Class A	1,767,600	25,948,368

COAL — 0.7%
China Coal Energy Co.	9,350,600	8,156,084

COMMERCIAL SERVICES — 2.1%
Iron Mountain, Inc.†	874,952	24,927,383

COMMERCIAL SERVICES-FINANCE — 2.3%
H&R Block, Inc.	789,790	11,957,420
Moody’s Corp.	399,650	11,797,668
Visa, Inc., Class A	52,880	3,435,085

		27,190,173

COMPUTERS — 1.6%
Hewlett-Packard Co.	537,550	19,341,049

CONTAINERS-PAPER/PLASTIC — 2.0%
Sealed Air Corp.	1,238,278	23,601,579

COSMETICS & TOILETRIES — 1.8%
The Procter & Gamble Co.	424,100	20,967,504

DATA PROCESSING/MANAGEMENT — 1.6%
Dun & Bradstreet Corp.	227,700	18,534,780

DIVERSIFIED BANKING INSTITUTIONS — 4.8%
Bank of America Corp.	125,922	1,124,483
JPMorgan Chase & Co.	1,450,586	47,869,338
Morgan Stanley	64,050	1,514,142
The Goldman Sachs Group, Inc.	52,300	6,720,550

		57,228,513

DIVERSIFIED MANUFACTURING OPERATIONS — 0.6%
Tyco International, Ltd.	301,926	7,173,762

DIVERSIFIED MINERALS — 0.4%
BHP Billiton PLC	223,200	4,701,916

DIVERSIFIED OPERATIONS — 1.0%
China Merchants Holdings International Co., Ltd.	4,967,940	11,794,775

E-COMMERCE/PRODUCTS — 0.6%
Amazon.com, Inc.†	83,810	6,748,381

E-COMMERCE/SERVICES — 0.4%
eBay, Inc.†	184,900	3,045,303
Liberty Media Corp., Series A†	285,500	1,513,150

		4,558,453

ELECTRIC-GENERATION — 0.4%
The AES Corp.†	599,100	4,235,637

ELECTRONIC COMPONENTS-MISC. — 0.6%
Garmin, Ltd.	81,886	2,062,708
Tyco Electronics, Ltd.	298,925	5,213,252

		7,275,960

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.9%
Texas Instruments, Inc.	1,287,020	23,243,581

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.9%
Agilent Technologies, Inc.†	598,120	10,921,671

ENGINEERING/R&D SERVICES — 0.1%
ABB, Ltd. ADR	120,660	1,715,785

ENTERTAINMENT SOFTWARE — 0.6%
Activision Blizzard, Inc.†	636,600	6,856,182

FINANCE-CREDIT CARD — 3.5%
American Express Co.	1,636,850	41,281,357

FOOD-CONFECTIONERY — 0.3%
The Hershey Co.	108,000	3,903,120

FORESTRY — 0.6%
Sino-Forest Corp.†	814,800	7,128,561

HOME DECORATION PRODUCTS — 0.1%
Hunter Douglas NV	67,150	1,688,077

INSURANCE-LIFE/HEALTH — 0.3%
Principal Financial Group, Inc.	119,900	1,959,166
Sun Life Financial, Inc.	69,150	1,605,663

		3,564,829

INSURANCE-MULTI-LINE — 2.1%
Loews Corp.	1,016,250	25,294,463

INSURANCE-PROPERTY/CASUALTY — 2.8%
Markel Corp.†	3,930	1,127,910
Nipponkoa Insurance Co., Ltd.	766,900	4,152,551
The Progressive Corp.†	1,802,700	27,545,256

		32,825,717

INSURANCE-REINSURANCE — 4.8%
Berkshire Hathaway, Inc., Class A†	563	52,922,000
Berkshire Hathaway, Inc., Class B†	607	1,860,455
Everest Re Group, Ltd.	28,675	2,140,302

		56,922,757

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.6%
Ameriprise Financial, Inc.	261,030	6,878,141

MEDICAL LABS & TESTING SERVICES — 0.3%
Laboratory Corp. of America Holdings†	50,100	3,213,915

MEDICAL PRODUCTS — 1.2%
Becton, Dickinson & Co.	42,980	2,599,430

Johnson & Johnson	227,300	11,901,428

		14,500,858

MEDICAL-DRUGS — 3.4%
Merck & Co., Inc.	433,500	10,508,040
Pfizer, Inc.	705,200	9,421,472

Schering-Plough Corp.	890,500	20,499,310

		40,428,822

MEDICAL-HMO — 1.4%
UnitedHealth Group, Inc.	708,500	16,663,920

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.7%
Cardinal Health, Inc.	231,150	7,810,559

METAL-DIVERSIFIED — 0.3%
Rio Tinto PLC	94,400	3,873,906

MOTORCYCLE/MOTOR SCOOTER — 0.8%
Harley-Davidson, Inc.	448,100	9,929,896

MULTIMEDIA — 2.4%
Lagardere SCA	69,621	2,202,021
Liberty Media Corp. — Entertainment, Series A†	227,460	5,538,651
News Corp., Class A	1,446,300	11,946,438
The Walt Disney Co.	382,930	8,386,167

		28,073,277

NETWORKING PRODUCTS — 0.7%
Cisco Systems, Inc.†	444,000	8,578,080

OIL & GAS DRILLING — 0.8%
Transocean, Ltd.†	138,648	9,355,967

OIL COMPANIES-EXPLORATION & PRODUCTION — 10.8%
Canadian Natural Resources, Ltd.	523,700	24,147,807
Devon Energy Corp.	651,822	33,796,971
EOG Resources, Inc.	519,850	33,000,078
Occidental Petroleum Corp.	614,700	34,601,463
OGX Petroleo e Gas Participacoes SA†	7,100	2,984,079

		128,530,398

OIL COMPANIES-INTEGRATED — 2.4%
ConocoPhillips	700,658	28,726,978

PHARMACY SERVICES — 1.5%
Express Scripts, Inc.†	280,600	17,949,982

QUARRYING — 0.8%
Vulcan Materials Co.	198,900	9,457,695

REAL ESTATE OPERATIONS & DEVELOPMENT — 0.9%
Brookfield Asset Management, Inc., Class A	197,376	3,065,249
Hang Lung Group, Ltd.	1,949,000	7,204,967

		10,270,216

RENTAL AUTO/EQUIPMENT — 0.3%
Cosco Pacific, Ltd.	3,214,800	3,073,744

RETAIL-AUTOMOBILE — 0.8%
CarMax, Inc.†	789,060	10,068,406

RETAIL-BEDDING — 1.4%
Bed Bath & Beyond, Inc.†	558,120	16,978,010

RETAIL-DISCOUNT — 3.8%
Costco Wholesale Corp.	932,892	45,338,551

RETAIL-DRUG STORE — 2.0%
CVS Caremark Corp.	759,026	24,121,846

RETAIL-OFFICE SUPPLIES — 0.2%
Staples, Inc.	97,900	2,018,698

TOBACCO — 0.8%
Philip Morris International, Inc.	279,305	10,110,841

TRANSPORT-MARINE — 0.3%
China Shipping Development Co., Ltd.	3,374,000	3,909,461

TRANSPORT-SERVICES — 1.1%
Kuehne & Nagel International AG	83,800	6,362,001
United Parcel Service, Inc., Class B	127,800	6,689,052

		13,051,053
WEB PORTALS/ISP — 1.9%
Google, Inc., Class A†	55,988	22,169,568

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $1,186,112,532)		1,157,388,119

Short-Term Investment Securities — 2.7%

COMMERCIAL PAPER — 2.7%
Toyota Credit Puerto Rico Corp. 0.18% due 05/01/09 (cost $31,860,841)	31,861,000	31,860,841

TOTAL INVESTMENTS (cost $1,217,973,373)(1)	100.0%	1,189,248,960
Liabilities in excess of other assets	0.0	(533,569)

NET ASSETS	100.0%	$1,188,715,391

†	Non-income producing security

ADR	— American Depository Receipt

(1)	See Note 4 for cost of investments on a tax basis
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
“DOGS” OF WALL STREET PORTFOLIO
Portfolio of Investments — April 30, 2009
(unaudited)

	Shares/
Common Stock — 99.0%	Principal	Market Value
	Amount	(Note 1)

AEROSPACE/DEFENSE — 7.0%
Boeing Co.	34,300	$1,373,715
General Dynamics Corp.	28,800	1,488,096

		2,861,811

AEROSPACE/DEFENSE-EQUIPMENT — 3.3%
United Technologies Corp.	27,700	1,352,868

APPAREL MANUFACTURERS — 3.0%
VF Corp.	20,700	1,226,889

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 4.3%
Johnson Controls, Inc.	91,900	1,747,019

BEVERAGES-NON-ALCOHOLIC — 2.9%
The Coca-Cola Co.	27,100	1,166,655

CHEMICALS-DIVERSIFIED — 3.6%
E.I. du Pont de Nemours & Co.	51,769	1,444,355

COMMERCIAL SERVICES-FINANCE — 6.1%
Automatic Data Processing, Inc.	34,600	1,217,920
Paychex, Inc.	47,300	1,277,573

		2,495,493

CONSUMER PRODUCTS-MISC. — 6.3%
Clorox Co.	23,400	1,311,570
Kimberly-Clark Corp.	25,621	1,259,016

		2,570,586

COSMETICS & TOILETRIES — 3.5%
Avon Products, Inc.	62,700	1,427,052

DISTRIBUTION/WHOLESALE — 3.3%
Genuine Parts Co.	39,964	1,357,178

DIVERSIFIED MANUFACTURING OPERATIONS — 10.3%
3M Co.	24,000	1,382,400
General Electric Co.	119,396	1,510,359
Illinois Tool Works, Inc.	39,000	1,279,200

		4,171,959

ELECTRIC PRODUCTS-MISC. — 3.4%
Emerson Electric Co.	41,100	1,399,044

FINANCE-CREDIT CARD — 5.2%
American Express Co.	84,100	2,121,002

FOOD-MISC. — 6.4%
Kellogg Co.	32,300	1,360,153
Kraft Foods, Inc., Class A	53,200	1,244,880

		2,605,033

FOOD-WHOLESALE/DISTRIBUTION — 3.1%
Sysco Corp.	53,560	1,249,555

MACHINERY-CONSTRUCTION & MINING — 3.7%
Caterpillar, Inc.	41,900	1,490,802

MEDICAL PRODUCTS — 3.0%
Johnson & Johnson	22,900	1,199,044

MEDICAL-DRUGS — 5.5%
Merck & Co., Inc.	45,000	1,090,800
Pfizer, Inc.	86,815	1,159,848

		2,250,648

RETAIL-BUILDING PRODUCTS — 3.3%
Home Depot, Inc.	51,000	1,342,320

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 2.9%
Linear Technology Corp.	54,100	1,178,298

TELEPHONE-INTEGRATED — 5.9%
AT&T, Inc.	46,845	1,200,169
Verizon Communications, Inc.	38,895	1,180,074

		2,380,243

TOBACCO — 3.0%
Altria Group, Inc.	74,479	1,216,242

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $48,108,069)		40,254,096

Repurchase Agreement — 0.9%

State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $353,000)	$353,000	353,000

TOTAL INVESTMENTS (cost $48,461,069) (2)	99.9%	40,607,096
Other assets less liabilities	0.1	36,028

NET ASSETS	100.0%	$40,643,124

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
ALLIANCE GROWTH PORTFOLIO
Portfolio of Investments — April 30, 2009
(unaudited)

Common Stock — 99.6%	Shares/ Principal Amount	Market Value (Note 1)

AGRICULTURAL CHEMICALS — 2.5%
Monsanto Co.	120,900	$10,263,201

APPLICATIONS SOFTWARE — 0.1%
Microsoft Corp.	28,900	585,514

ATHLETIC FOOTWEAR — 0.9%
NIKE, Inc., Class B	66,400	3,484,008

AUTO-CARS/LIGHT TRUCKS — 0.5%
Toyota Motor Co. ADR	25,900	2,050,244

BEVERAGES-NON-ALCOHOLIC — 2.3%
PepsiCo, Inc.	184,600	9,185,696

BREWERY — 0.3%
Molson Coors Brewing Co., Class B	34,400	1,315,800

CABLE TV — 0.5%
The DIRECTV Group, Inc.†	80,700	1,995,711

CABLE/SATELLITE TV — 2.0%
Time Warner Cable, Inc.	248,766	8,017,728

COMMERCIAL SERVICES-FINANCE — 0.6%
Visa, Inc., Class A	35,100	2,280,096

COMPUTERS — 12.0%
Apple, Inc.†	192,170	24,180,751
Hewlett-Packard Co.	686,200	24,689,476

		48,870,227

COMPUTERS-MEMORY DEVICES — 0.6%
EMC Corp.†	94,800	1,187,844
NetApp, Inc.†	74,500	1,363,350

		2,551,194

COSMETICS & TOILETRIES — 1.1%
Colgate-Palmolive Co.	57,400	3,386,600
The Estee Lauder Cos., Inc., Class A	29,900	894,010

		4,280,610

DIVERSIFIED BANKING INSTITUTIONS — 10.0%
JPMorgan Chase & Co.	620,900	20,489,700
The Goldman Sachs Group, Inc.	158,050	20,309,425

		40,799,125

DIVERSIFIED MANUFACTURING OPERATIONS — 1.9%
Danaher Corp.	93,300	5,452,452
Honeywell International, Inc.	71,600	2,234,636

		7,687,088

E-COMMERCE/PRODUCTS — 0.2%
Amazon.com, Inc.†	9,500	764,940

ELECTRIC PRODUCTS-MISC. — 2.1%
Emerson Electric Co.	250,600	8,530,424

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 2.1%
Intel Corp.	536,450	8,465,181

ENGINEERING/R&D SERVICES — 0.2%
Jacobs Engineering Group, Inc.†	26,400	1,004,256

FINANCE-INVESTMENT BANKER/BROKER — 1.1%
The Charles Schwab Corp.	241,400	4,461,072

FINANCE-OTHER SERVICES — 0.5%
CME Group, Inc.	9,030	1,998,790

FOOD-MISC. — 0.8%
General Mills, Inc.	60,400	3,061,676

INDUSTRIAL GASES — 1.1%
Air Products & Chemicals, Inc.	65,600	4,323,040

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.7%
Blackstone Group LP	540,900	5,295,411
Franklin Resources, Inc.	29,100	1,759,968

		7,055,379

MEDICAL PRODUCTS — 2.1%
Baxter International, Inc.	144,400	7,003,400
Becton, Dickinson & Co.	25,500	1,542,240

		8,545,640

MEDICAL-BIOMEDICAL/GENE — 7.3%
Celgene Corp.†	261,100	11,154,192
Gilead Sciences, Inc.†	405,700	18,581,060

		29,735,252

MEDICAL-GENERIC DRUGS — 2.8%
Teva Pharmaceutical Industries, Ltd. ADR	262,100	11,503,569

METAL-COPPER — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	31,100	1,326,415

MULTIMEDIA — 3.1%
Liberty Media Corp. — Entertainment, Series A†	279,700	6,810,695
The Walt Disney Co.	258,600	5,663,340

		12,474,035

NETWORKING PRODUCTS — 4.2%
Cisco Systems, Inc.†	895,300	17,297,196

OIL COMPANIES-EXPLORATION & PRODUCTION — 4.1%
Apache Corp.	72,100	5,253,206
EOG Resources, Inc.	129,300	8,207,964
XTO Energy, Inc.	92,500	3,206,050

		16,667,220

OIL COMPANIES-INTEGRATED — 0.1%
Petroleo Brasileiro SA ADR	11,400	382,698

OIL FIELD MACHINERY & EQUIPMENT — 1.2%
Cameron International Corp.†	90,950	2,326,501
National-Oilwell Varco, Inc.†	84,950	2,572,286

		4,898,787

OIL-FIELD SERVICES — 3.2%
Schlumberger, Ltd.	263,300	12,899,067

OPTICAL SUPPLIES — 0.6%
Alcon, Inc.	26,400	2,429,064

PHARMACY SERVICES — 2.0%
Medco Health Solutions, Inc.†	188,300	8,200,465

POWER CONVERTER/SUPPLY EQUIPMENT — 1.0%
Vestas Wind Systems A/S ADR†	193,000	4,168,800

RETAIL-BUILDING PRODUCTS — 1.1%
Lowe’s Cos., Inc.	212,000	4,558,000

RETAIL-DISCOUNT — 5.5%
Costco Wholesale Corp.	203,300	9,880,380
Target Corp.	114,800	4,736,648
Wal-Mart Stores, Inc.	156,200	7,872,480

		22,489,508

RETAIL-REGIONAL DEPARTMENT STORES — 2.0%
Kohl’s Corp.†	179,400	8,135,790

RETAIL-RESTAURANTS — 2.0%
McDonald’s Corp.	154,300	8,222,647

STEEL-PRODUCERS — 0.3%
ArcelorMittal	53,100	1,252,098

TOBACCO — 0.4%
Philip Morris International, Inc.	40,300	1,458,860

TRANSPORT-RAIL — 0.9%
Union Pacific Corp.	72,100	3,542,994

WEB PORTALS/ISP — 5.9%
Google, Inc., Class A†	60,680	24,027,460

WIRELESS EQUIPMENT — 4.4%
QUALCOMM, Inc.	421,900	17,854,808

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $453,001,122)		405,101,373

Short-Term Investment Securities — 0.5%

TIME DEPOSITS — 0.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/09 (cost $2,087,000)	$2,087,000	2,087,000

TOTAL INVESTMENTS (cost $455,088,122)(1)	100.1%	407,188,373
Liabilities in excess of other assets	(0.1)	(260,468)

NET ASSETS	100.0%	$406,927,905

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
CAPITAL GROWTH PORTFOLIO
Portfolio of Investments — April 30, 2009
(unaudited)

Common Stock — 96.6%	Shares/ Principal Amount	Market Value (Note 1)

AEROSPACE/DEFENSE — 2.5%
General Dynamics Corp.	6,870	$354,973
Lockheed Martin Corp.	13,700	1,075,861

		1,430,834

AEROSPACE/DEFENSE-EQUIPMENT — 0.8%
Goodrich Corp.	4,000	177,120
United Technologies Corp.	6,330	309,157

		486,277

AGRICULTURAL CHEMICALS — 3.9%
Monsanto Co.	20,700	1,757,223
Potash Corp. of Saskatchewan, Inc.	5,300	458,397

		2,215,620

APPAREL MANUFACTURERS — 1.8%
Coach, Inc.†	28,000	686,000
Polo Ralph Lauren Corp.	6,370	342,961

		1,028,961

APPLICATIONS SOFTWARE — 1.9%
Microsoft Corp.	32,290	654,196
Salesforce.com, Inc.†	10,320	441,799

		1,095,995

ATHLETIC FOOTWEAR — 0.5%
NIKE, Inc., Class B	5,100	267,597

BANKS-COMMERCIAL — 0.4%
Julius Baer Holding AG	6,415	213,580

BANKS-FIDUCIARY — 0.6%
Northern Trust Corp.	6,600	358,776

BEVERAGES-NON-ALCOHOLIC — 1.8%
PepsiCo, Inc.	20,700	1,030,032

CABLE TV — 0.9%
Cablevision Systems Corp., Class A	30,300	519,948

CELLULAR TELECOM — 0.9%
NII Holdings, Inc.†	32,250	521,160

CHEMICALS-SPECIALTY — 0.5%
Ecolab, Inc.	6,900	265,995

COMMERCIAL SERVICES — 0.5%
Quanta Services, Inc.†	12,900	293,217

COMMERCIAL SERVICES-FINANCE — 3.5%
Mastercard, Inc., Class A	5,700	1,045,665
Visa, Inc., Class A	14,490	941,270

		1,986,935

COMPUTER SERVICES — 0.8%
Accenture, Ltd., Class A	16,400	482,652

COMPUTERS — 6.0%
Apple, Inc.†	14,200	1,786,786
Hewlett-Packard Co.	8,800	316,624
Research In Motion, Ltd.†	19,020	1,321,890

		3,425,300

COMPUTERS-MEMORY DEVICES — 0.9%
NetApp, Inc.†	28,410	519,903

CONSULTING SERVICES — 0.7%
SAIC, Inc.†	22,100	400,010

COSMETICS & TOILETRIES — 0.9%
Colgate-Palmolive Co.	9,100	536,900

DECISION SUPPORT SOFTWARE — 0.9%
MSCI, Inc., Class A†	23,990	503,550

DENTAL SUPPLIES & EQUIPMENT — 0.9%
Dentsply International, Inc.	18,300	523,746

DISPOSABLE MEDICAL PRODUCTS — 0.5%
C.R. Bard, Inc.	4,200	300,846

DIVERSIFIED BANKING INSTITUTIONS — 2.5%
Credit Suisse Group AG	14,706	574,659
JPMorgan Chase & Co.	8,600	283,800
The Goldman Sachs Group, Inc.	4,630	594,955

		1,453,414

DIVERSIFIED FINANCIAL SERVICES — 1.6%
IntercontinentalExchange, Inc.†	10,500	919,800

E-COMMERCE/SERVICES — 0.7%
eBay, Inc.†	25,310	416,856

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 4.1%
Broadcom Corp., Class A†	36,310	842,029
MEMC Electronic Materials, Inc.†	19,700	319,140
NVIDIA Corp.†	58,500	671,580
Texas Instruments, Inc.	30,400	549,024

		2,381,773

ELECTRONIC FORMS — 1.0%
Adobe Systems, Inc.†	21,080	576,538

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.5%
FLIR Systems, Inc.†	12,000	266,160

ENGINEERING/R&D SERVICES — 1.4%
ABB, Ltd.†	55,512	796,190

ENTERPRISE SOFTWARE/SERVICE — 0.9%
CA, Inc.	14,400	248,400
Oracle Corp.	14,500	280,430

		528,830

FINANCE-INVESTMENT BANKER/BROKER — 1.0%
The Charles Schwab Corp.	30,100	556,248

FINANCE-OTHER SERVICES — 0.6%
BM&F BOVESPA SA	87,000	352,539

FOOD-MISC. — 2.5%
Cadbury PLC	43,513	326,682
Nestle SA	33,236	1,087,920

		1,414,602

INDUSTRIAL GASES — 1.7%
Praxair, Inc.	13,010	970,676

INSTRUMENTS-SCIENTIFIC — 1.4%
Thermo Fisher Scientific, Inc.†	23,070	809,296

INTERNET INFRASTRUCTURE SOFTWARE — 0.5%
F5 Networks, Inc.†	10,800	294,516

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.6%
T. Rowe Price Group, Inc.	8,300	319,716

MACHINERY-CONSTRUCTION & MINING — 0.5%
Joy Global, Inc.	11,500	293,250

MEDICAL INSTRUMENTS — 0.4%
Intuitive Surgical, Inc.†	1,500	215,595

MEDICAL PRODUCTS — 3.2%
Baxter International, Inc.	23,500	1,139,750
Henry Schein, Inc.†	8,960	367,718

Stryker Corp.	8,100	313,551

		1,821,019

MEDICAL-BIOMEDICAL/GENE — 4.8%
Amgen, Inc.†	7,000	339,290
Celgene Corp.†	15,780	674,122
Gilead Sciences, Inc.†	21,400	980,120
Illumina, Inc.†	14,200	530,370
Vertex Pharmaceuticals, Inc.†	8,500	261,970

		2,785,872

MEDICAL-DRUGS — 3.6%
Abbott Laboratories	10,300	431,055
Allergan, Inc.	11,760	548,722
Novo Nordisk A/S, Class B	4,300	205,838
Roche Holding AG	4,374	553,768
Shire PLC	27,500	346,001

		2,085,384

MULTIMEDIA — 1.1%
The McGraw-Hill Cos., Inc.	13,400	404,010
The Walt Disney Co.	11,400	249,660

		653,670

NETWORKING PRODUCTS — 1.8%
Cisco Systems, Inc.†	34,490	666,347
Juniper Networks, Inc.†	17,800	385,370

		1,051,717

OIL & GAS DRILLING — 0.5%
Transocean, Ltd.†	4,400	296,912

OIL COMPANIES-EXPLORATION & PRODUCTION — 5.8%
Apache Corp.	6,400	466,304
Occidental Petroleum Corp.	17,230	969,877
Range Resources Corp.	16,210	647,914
Southwestern Energy Co.†	8,100	290,466
XTO Energy, Inc.	28,487	987,359

		3,361,920

OIL FIELD MACHINERY & EQUIPMENT — 0.8%
Cameron International Corp.†	17,300	442,534

OIL-FIELD SERVICES — 1.5%
Schlumberger, Ltd.	17,760	870,062

PHARMACY SERVICES — 2.4%
Express Scripts, Inc.†	16,600	1,061,902
Medco Health Solutions, Inc.†	7,100	309,205

		1,371,107

REAL ESTATE MANAGEMENT/SERVICES — 0.5%
Jones Lang LaSalle, Inc.	8,700	280,749

RETAIL-DISCOUNT — 1.8%
Wal-Mart Stores, Inc.	20,700	1,043,280

RETAIL-OFFICE SUPPLIES — 0.9%
Staples, Inc.	24,300	501,066

RETAIL-RESTAURANTS — 0.6%
McDonald’s Corp.	6,900	367,701

SCHOOLS — 1.1%
Apollo Group, Inc., Class A†	10,000	629,500

SEMICONDUCTOR EQUIPMENT — 0.5%
Applied Materials, Inc.	25,700	313,797

TOBACCO — 0.8%
Philip Morris International, Inc.	13,100	474,220

TOYS — 1.2%
Nintendo Co., Ltd.	2,500	666,954

TRANSPORT-RAIL — 0.5%
Burlington Northern Santa Fe Corp.	4,100	276,668

WEB PORTALS/ISP — 3.7%
Google, Inc., Class A†	5,340	2,114,480

WIRELESS EQUIPMENT — 5.5%
American Tower Corp., Class A†	6,700	212,792
Crown Castle International Corp.†	31,900	782,188
QUALCOMM, Inc.	50,540	2,138,853

		3,133,833

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $64,682,864)		55,516,278

Repurchase Agreement — 3.0%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 04/30/09, to be repurchased 05/01/09 in the amount of $1,716,000 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 1.27% due 04/01/11 and having approximate value of $1,752,188 (cost $1,716,000)	1,716,000	1,716,000

TOTAL INVESTMENTS (cost $66,398,864)(1)	99.6%	57,232,278
Other assets less liabilities	0.4	213,867

NET ASSETS	100.0%	$57,446,145

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
Portfolio of Investments — April 30, 2009
(unaudited)

	Shares/
Common Stock — 98.1%	Principal	Market Value
	Amount	(Note 1)

AEROSPACE/DEFENSE — 2.4%
Lockheed Martin Corp.	47,820	$3,755,305

AEROSPACE/DEFENSE-EQUIPMENT — 2.1%
United Technologies Corp.	68,320	3,336,749

ATHLETIC FOOTWEAR — 1.4%
NIKE, Inc., Class B	42,430	2,226,302

AUTO-CARS/LIGHT TRUCKS — 0.6%
Bayerische Motoren Werke AG	26,390	916,561

BANKS-FIDUCIARY — 3.1%
State Street Corp.	64,970	2,217,426
The Bank of New York Mellon Corp.	105,714	2,693,593

		4,911,019

BANKS-SUPER REGIONAL — 0.9%
Wells Fargo & Co.	68,480	1,370,285

BEVERAGES-NON-ALCOHOLIC — 1.7%
PepsiCo, Inc.	52,232	2,599,064

BEVERAGES-WINE/SPIRITS — 1.4%
Diageo PLC	181,570	2,183,762

BREWERY — 0.8%
Heineken NV	43,550	1,301,082

CABLE TV — 0.9%
Rogers Communications, Inc., Class B	59,750	1,468,088

CASINO SERVICES — 0.2%
International Game Technology	31,460	388,531

CELLULAR TELECOM — 0.4%
America Movil SAB de CV, Series L ADR	19,840	651,744

CHEMICALS-DIVERSIFIED — 0.6%
PPG Industries, Inc.	22,240	979,672

CHEMICALS-SPECIALTY — 0.5%
International Flavors & Fragrances, Inc.	22,630	706,056

COMMERCIAL SERVICES-FINANCE — 0.9%
Visa, Inc., Class A	22,710	1,475,242

COMPUTERS — 4.3%
Apple, Inc.†	18,650	2,346,730
Hewlett-Packard Co.	73,840	2,656,763
International Business Machines Corp.	16,820	1,735,992

		6,739,485

COMPUTERS-MEMORY DEVICES — 1.1%
EMC Corp.†	135,950	1,703,453

COSMETICS & TOILETRIES — 3.2%
Colgate-Palmolive Co.	22,960	1,354,640
The Procter & Gamble Co.	76,000	3,757,440

		5,112,080

CRUISE LINES — 1.1%
Carnival Corp.	62,740	1,686,451

DIVERSIFIED BANKING INSTITUTIONS — 3.9%
JPMorgan Chase & Co.	125,630	4,145,790
The Goldman Sachs Group, Inc.	16,050	2,062,425

		6,208,215

DIVERSIFIED MANUFACTURING OPERATIONS — 3.7%
3M Co.	45,810	2,638,656
Danaher Corp.	43,090	2,518,180
Eaton Corp.	15,720	688,536

		5,845,372

ELECTRIC-INTEGRATED — 3.1%
American Electric Power Co., Inc.	22,700	598,826
Exelon Corp.	31,500	1,453,095
FPL Group, Inc.	33,180	1,784,752
Wisconsin Energy Corp.	26,390	1,054,545

		4,891,218

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 4.1%
Intel Corp.	220,420	3,478,228
National Semiconductor Corp.	110,060	1,361,442
Samsung Electronics Co., Ltd. GDR	6,075	1,379,025
Samsung Electronics Co., Ltd. GDR†*	1,216	276,032

		6,494,727

ENTERPRISE SOFTWARE/SERVICE — 2.0%
Oracle Corp.	164,210	3,175,821

FINANCE-CREDIT CARD — 0.4%
American Express Co.	26,310	663,538

FINANCE-INVESTMENT BANKER/BROKER — 1.0%
The Charles Schwab Corp.	82,910	1,532,177

FOOD-MISC. — 1.6%
Nestle SA	76,935	2,518,326

GAMBLING (NON-HOTEL) — 0.5%
Ladbrokes PLC	223,554	779,659

HOTEL/MOTELS — 0.3%
Starwood Hotels & Resorts Worldwide, Inc.	20,260	422,624

INDUSTRIAL AUTOMATED/ROBOTIC — 0.7%
Rockwell Automation, Inc.	36,180	1,142,926

INDUSTRIAL GASES — 1.9%
Linde AG	21,790	1,739,335
Praxair, Inc.	16,220	1,210,174

		2,949,509

INSURANCE-MULTI-LINE — 1.1%
MetLife, Inc.	58,300	1,734,425

INSURANCE-PROPERTY/CASUALTY — 1.6%
The Travelers Cos., Inc.	60,890	2,505,015

INTERNET SECURITY — 0.7%
VeriSign, Inc.†	51,610	1,062,134

MEDICAL INSTRUMENTS — 1.9%
Medtronic, Inc.	93,890	3,004,480

MEDICAL PRODUCTS — 3.7%
Johnson & Johnson	73,120	3,828,563
Zimmer Holdings, Inc.†	44,670	1,965,033

		5,793,596

MEDICAL-BIOMEDICAL/GENE — 2.7%
Genzyme Corp.†	51,370	2,739,562
Gilead Sciences, Inc.†	33,160	1,518,728

		4,258,290

MEDICAL-DRUGS — 4.2%
Abbott Laboratories	83,780	3,506,193
Merck & Co., Inc.	57,180	1,386,043
Roche Holding AG	13,910	1,761,068

		6,653,304

MEDICAL-GENERIC DRUGS — 0.8%
Teva Pharmaceutical Industries, Ltd. ADR	29,120	1,278,077

MULTIMEDIA — 1.7%
The Walt Disney Co.	125,500	2,748,450

NETWORKING PRODUCTS — 2.2%
Cisco Systems, Inc.†	180,250	3,482,430

OIL & GAS DRILLING — 1.2%
Noble Corp.	38,920	1,063,684
Transocean, Ltd.†	13,350	900,858

		1,964,542

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.1%
EOG Resources, Inc.	18,950	1,202,946
Noble Energy, Inc.	20,310	1,152,592
Questar Corp.	33,130	984,624

		3,340,162

OIL COMPANIES-INTEGRATED — 7.7%
Chevron Corp.	48,350	3,195,935
Exxon Mobil Corp.	48,350	3,223,494
Hess Corp.	35,880	1,965,865
Total SA ADR	74,640	3,711,101

		12,096,395

OIL-FIELD SERVICES — 0.8%
Halliburton Co.	62,410	1,261,930

RETAIL-APPAREL/SHOE — 0.9%
Nordstrom, Inc.	64,750	1,465,292

RETAIL-DISCOUNT — 1.1%
Target Corp.	43,000	1,774,180

RETAIL-DRUG STORE — 1.8%
CVS Caremark Corp.	89,160	2,833,505

RETAIL-OFFICE SUPPLIES — 1.1%
Staples, Inc.	86,450	1,782,599

RETAIL-REGIONAL DEPARTMENT STORES — 0.4%
Kohl’s Corp.†	14,080	638,528

SOAP & CLEANING PREPARATION — 1.3%
Reckitt Benckiser Group PLC	50,610	1,996,779

TELECOM SERVICES — 1.1%
Amdocs, Ltd.†	79,100	1,655,563

TELEPHONE-INTEGRATED — 2.4%
AT&T, Inc.	146,690	3,758,198

TOBACCO — 1.5%
Philip Morris International, Inc.	65,980	2,388,476

TRANSPORT-SERVICES — 0.8%
FedEx Corp.	21,780	1,218,809

WEB PORTALS/ISP — 1.9%
Google, Inc., Class A†	7,450	2,949,976

WIRELESS EQUIPMENT — 0.6%
Nokia OYJ ADR	68,850	973,539

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $182,259,767)		154,753,717

Short-Term Investment Securities — 2.4%

TIME DEPOSITS — 2.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/09 (cost $3,707,000)	$3,707,000	3,707,000

TOTAL INVESTMENTS (cost $185,966,767) (1)	100.5%	158,460,717
Liabilities in excess of other assets	(0.5)	(736,117)

NET ASSETS	100.0%	$157,724,600

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2009, the aggregate value of these securities was $276,032 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt

GDR	— Global Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
FUNDAMENTAL GROWTH PORTFOLIO
Portfolio of Investments — April 30, 2009
(unaudited)

	Shares/
Common Stock — 98.3%	Principal	Market Value
	Amount	(Note 1)

AGRICULTURAL CHEMICALS — 1.2%
CF Industries Holdings, Inc.	21,950	$1,581,497

AIRLINES — 0.6%
Delta Air Lines, Inc.†	121,830	751,691

APPLICATIONS SOFTWARE — 4.2%
Microsoft Corp.	269,590	5,461,893

AUTO-CARS/LIGHT TRUCKS — 0.8%
Ford Motor Co.†	184,580	1,103,788

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.7%
Johnson Controls, Inc.	49,550	941,946

BANKS-FIDUCIARY — 1.2%
State Street Corp.	45,831	1,564,212

CABLE TV — 2.0%
The DIRECTV Group, Inc.†	104,300	2,579,339

COMPUTERS — 10.0%
Apple, Inc.†	30,424	3,828,252
Hewlett-Packard Co.	91,880	3,305,842
International Business Machines Corp.	44,740	4,617,616
Research In Motion, Ltd.†	20,040	1,392,780

		13,144,490

DISTRIBUTION/WHOLESALE — 0.6%
Fastenal Co.	18,750	719,250

DIVERSIFIED BANKING INSTITUTIONS — 2.5%
JPMorgan Chase & Co.	37,560	1,239,480
The Goldman Sachs Group, Inc.	15,790	2,029,015

		3,268,495

DIVERSIFIED MANUFACTURING OPERATIONS — 3.3%
ITT Corp.	33,920	1,391,059
Tyco International, Ltd.	123,170	2,926,519

		4,317,578

E-COMMERCE/PRODUCTS — 1.3%
Amazon.com, Inc.†	20,750	1,670,790

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.6%
Micron Technology, Inc.†	153,350	748,348

ELECTRONIC CONNECTORS — 0.8%
Amphenol Corp., Class A	31,150	1,054,116

ENERGY-ALTERNATE SOURCES — 0.6%
First Solar, Inc.†	4,230	792,237

ENGINEERING/R&D SERVICES — 1.5%
Fluor Corp.	32,660	1,236,834
Foster Wheeler AG†	32,780	705,754

		1,942,588

ENTERPRISE SOFTWARE/SERVICE — 2.7%
Oracle Corp.	179,620	3,473,851

ENTERTAINMENT SOFTWARE — 0.9%
Activision Blizzard, Inc.†	114,000	1,227,780

FINANCE-OTHER SERVICES — 0.1%
CME Group, Inc.	352	77,915

INDUSTRIAL GASES — 2.0%
Praxair, Inc.	35,511	2,649,476

INSTRUMENTS-SCIENTIFIC — 1.0%
Thermo Fisher Scientific, Inc.†	36,610	1,284,279

INSURANCE BROKERS — 1.4%
AON Corp.	42,460	1,791,812

INSURANCE-MULTI-LINE — 0.6%
MetLife, Inc.	28,070	835,083

INSURANCE-PROPERTY/CASUALTY — 2.6%
The Travelers Cos., Inc.	84,004	3,455,925

INTERNET SECURITY — 0.5%
Symantec Corp.†	40,240	694,140

MEDICAL INSTRUMENTS — 1.2%
St. Jude Medical, Inc.†	44,940	1,506,389

MEDICAL LABS & TESTING SERVICES — 0.7%
Laboratory Corp. of America Holdings†	14,810	950,062

MEDICAL PRODUCTS — 1.7%
Baxter International, Inc.	18,450	894,825
Covidien, Ltd.	42,340	1,396,373

		2,291,198

MEDICAL-BIOMEDICAL/GENE — 4.0%
Celgene Corp.†	45,860	1,959,139
Gilead Sciences, Inc.†	70,345	3,221,801

		5,180,940

MEDICAL-DRUGS — 1.4%
Abbott Laboratories	44,795	1,874,671

MEDICAL-GENERIC DRUGS — 2.1%
Teva Pharmaceutical Industries, Ltd. ADR	61,810	2,712,841

MEDICAL-HMO — 0.9%
UnitedHealth Group, Inc.	47,770	1,123,550

MULTIMEDIA — 1.2%
Time Warner, Inc.	73,988	1,615,158

NETWORKING PRODUCTS — 1.9%
Cisco Systems, Inc.†	126,320	2,440,502

OIL & GAS DRILLING — 1.2%
Transocean, Ltd.†	23,677	1,597,724

OIL COMPANIES-EXPLORATION & PRODUCTION — 3.9%
Newfield Exploration Co.†	30,633	955,137
Noble Energy, Inc.	57,870	3,284,122
Pioneer Natural Resources Co.	39,590	915,321

		5,154,580

OIL FIELD MACHINERY & EQUIPMENT — 1.5%
National-Oilwell Varco, Inc.†	64,190	1,943,673

OIL-FIELD SERVICES — 1.5%
Weatherford International, Ltd.†	115,960	1,928,415

RETAIL-BUILDING PRODUCTS — 2.5%
Lowe’s Cos., Inc.	155,080	3,334,220

RETAIL-COMPUTER EQUIPMENT — 0.7%
GameStop Corp., Class A†	30,510	920,182

RETAIL-CONSUMER ELECTRONICS — 0.8%
Best Buy Co., Inc.	28,310	1,086,538

RETAIL-DISCOUNT — 3.2%
Wal-Mart Stores, Inc.	83,780	4,222,512

RETAIL-DRUG STORE — 2.8%
CVS Caremark Corp.	116,902	3,715,146

RETAIL-REGIONAL DEPARTMENT STORES — 2.2%
Kohl’s Corp.†	64,850	2,940,947

RETAIL-RESTAURANTS — 4.1%
McDonald’s Corp.	52,630	2,804,653
Yum! Brands, Inc.	78,880	2,630,648

		5,435,301

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	241,890	2,556,777

STEEL-PRODUCERS — 2.0%
ArcelorMittal	111,310	2,624,690

TRANSPORT-SERVICES — 1.2%
United Parcel Service, Inc., Class B	30,380	1,590,089

WEB HOSTING/DESIGN — 1.8%
Equinix, Inc.†	33,313	2,339,572

WEB PORTALS/ISP — 2.0%
Google, Inc., Class A†	6,720	2,660,918

WIRELESS EQUIPMENT — 6.1%
American Tower Corp., Class A†	110,251	3,501,572
QUALCOMM, Inc.	105,077	4,446,858

		7,948,430

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $139,965,532)		128,827,544

Short-Term Investment Securities — 4.1%

TIME DEPOSITS — 4.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/09 (cost $5,352,000)	$5,352,000	5,352,000

TOTAL INVESTMENTS (cost $145,317,532) (1)	102.4%	134,179,544
Liabilities in excess of other assets	(2.4)	(3,168,826)

NET ASSETS	100.0%	$131,010,718

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
BLUE CHIP GROWTH PORTFOLIO
Portfolio of Investments — April 30, 2009
(unaudited)

	Shares/
Common Stock — 94.3%	Principal	Market Value
	Amount	(Note 1)

AEROSPACE/DEFENSE — 2.1%
Lockheed Martin Corp.	3,100	$243,443
Raytheon Co.	7,300	330,179

		573,622

AEROSPACE/DEFENSE-EQUIPMENT — 1.2%
United Technologies Corp.	6,800	332,112

AGRICULTURAL CHEMICALS — 2.3%
Monsanto Co.	7,284	618,339

APPAREL MANUFACTURERS — 1.3%
Coach, Inc.†	14,600	357,700

APPLICATIONS SOFTWARE — 2.1%
Microsoft Corp.	28,500	577,410

BEVERAGES-NON-ALCOHOLIC — 3.8%
PepsiCo, Inc.	20,904	1,040,183

COMMERCIAL SERVICES-FINANCE — 2.1%
Visa, Inc., Class A	8,900	578,144

COMPUTERS — 8.0%
Apple, Inc.†	5,550	698,356
Hewlett-Packard Co.	20,900	751,982
International Business Machines Corp.	4,100	423,161
Research In Motion, Ltd.†	4,550	316,225

		2,189,724

COSMETICS & TOILETRIES — 1.9%
Colgate-Palmolive Co.	3,900	230,100
Procter & Gamble Co.	5,700	281,808

		511,908

DATA PROCESSING/MANAGEMENT — 1.2%
Fiserv, Inc.†	8,900	332,148

DIVERSIFIED BANKING INSTITUTIONS — 1.3%
The Goldman Sachs Group, Inc.	2,800	359,800

DIVERSIFIED MANUFACTURING OPERATIONS — 1.1%
Danaher Corp.	5,200	303,888

E-COMMERCE/SERVICES — 0.6%
eBay, Inc.†	9,300	153,171

ELECTRIC PRODUCTS-MISC. — 1.8%
AMETEK, Inc.	7,800	251,238
Emerson Electric Co.	6,900	234,876

		486,114

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 3.3%
Broadcom Corp., Class A†	8,200	190,158
Intel Corp.	33,400	527,052
Texas Instruments, Inc.	9,200	166,152

		883,362

ELECTRONIC FORMS — 0.7%
Adobe Systems, Inc.†	6,888	188,387

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.5%
Agilent Technologies, Inc.†	6,700	122,342

ELECTRONICS-MILITARY — 1.1%
L-3 Communications Holdings, Inc.	4,000	304,600

ENTERPRISE SOFTWARE/SERVICE — 2.0%
Oracle Corp.	28,200	545,388

FINANCE-INVESTMENT BANKER/BROKER — 1.4%
The Charles Schwab Corp.	20,000	369,600

INSTRUMENTS-SCIENTIFIC — 2.4%
Thermo Fisher Scientific, Inc.†	18,896	662,872

INTERNET SECURITY — 0.7%
Symantec Corp.†	10,500	181,125

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.4%
Invesco, Ltd.	25,600	376,832

MEDICAL INSTRUMENTS — 1.5%
Medtronic, Inc.	12,500	400,000

MEDICAL LABS & TESTING SERVICES — 1.0%
Laboratory Corp. of America Holdings†	4,400	282,260

MEDICAL PRODUCTS — 3.8%
Baxter International, Inc.	5,200	252,200
Johnson & Johnson	9,100	476,476
Zimmer Holdings, Inc.†	6,800	299,132

		1,027,808

MEDICAL-BIOMEDICAL/GENE — 5.1%
Amgen, Inc.†	2,600	126,022
Celgene Corp.†	6,200	264,864
Genzyme Corp.†	6,600	351,978
Gilead Sciences, Inc.†	14,200	650,360

		1,393,224

MEDICAL-DRUGS — 1.0%
Abbott Laboratories	6,700	280,395

MEDICAL-GENERIC DRUGS — 2.1%
Mylan, Inc.†	26,600	352,450
Teva Pharmaceutical Industries, Ltd. ADR	5,059	222,040

		574,490

MEDICAL-HMO — 1.3%
UnitedHealth Group, Inc.	14,400	338,688

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.5%
Cardinal Health, Inc.	4,200	141,918

METAL-COPPER — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	2,300	98,095

MULTIMEDIA — 0.7%
Time Warner, Inc.	8,900	194,287

NETWORKING PRODUCTS — 2.4%
Cisco Systems, Inc.†	34,400	664,608

OIL & GAS DRILLING — 1.0%
Transocean, Ltd.†	4,078	275,183

OIL COMPANIES-EXPLORATION & PRODUCTION — 3.2%
Apache Corp.	1,050	76,503
Devon Energy Corp.	1,850	95,922
Occidental Petroleum Corp.	3,300	185,757
Ultra Petroleum Corp.†	3,300	141,240
XTO Energy, Inc.	10,900	377,794

		877,216

OIL COMPANIES-INTEGRATED — 1.7%
Exxon Mobil Corp.	7,000	466,690

OIL-FIELD SERVICES — 1.6%
Schlumberger, Ltd.	8,850	433,562

RETAIL-APPAREL/SHOE — 0.9%
American Eagle Outfitters, Inc.	16,700	247,494

RETAIL-CONSUMER ELECTRONICS — 0.5%
Best Buy Co., Inc.	3,800	145,844

RETAIL-DISCOUNT — 2.3%
Target Corp.	4,300	177,418
Wal-Mart Stores, Inc.	8,800	443,520

		620,938

RETAIL-DRUG STORE — 3.5%
CVS Caremark Corp.	30,190	959,438

RETAIL-OFFICE SUPPLIES — 1.4%
Staples, Inc.	18,500	381,470

RETAIL-REGIONAL DEPARTMENT STORES — 0.7%
Kohl’s Corp.†	4,300	195,005

RETAIL-RESTAURANTS — 2.0%
Burger King Holdings, Inc.	12,400	202,616
McDonald’s Corp.	6,300	335,727

		538,343

SEMICONDUCTOR EQUIPMENT — 0.6%
ASML Holding NV	7,800	164,970

TELECOM EQUIPMENT-FIBER OPTICS — 0.7%
Corning, Inc.	12,500	182,750

TELEPHONE-INTEGRATED — 1.0%
AT&T, Inc.	10,000	256,200

TRANSPORT-RAIL — 1.2%
Union Pacific Corp.	6,700	329,238

WEB PORTALS/ISP — 4.0%
Google, Inc., Class A†	2,750	1,088,917

WIRELESS EQUIPMENT — 2.9%
QUALCOMM, Inc.	18,800	795,616

X-RAY EQUIPMENT — 1.0%
Hologic, Inc.†	18,850	280,111

TOTAL COMMON STOCK (Cost $30,019,365)		25,683,529

Exchange Traded Funds — 3.3%

SECTOR FUND — FINANCIAL SERVICES — 3.3%
Financial Select Sector SPDR Fund (cost $801,069)	85,014	919,852

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $30,820,434)		26,603,381

Repurchase Agreement — 3.2%

State Street Bank & Trust Co. Joint Repurchase Agreement (2) (cost 866,000)	866,000	$866,000

TOTAL INVESTMENTS (cost $31,686,434) (1)	100.8%	27,469,381

Liabilities in excess of other assets	(0.8)	(229,960)

NET ASSETS	100.0%	$27,239,421

†	Non-income producing security

ADR	— American Depository Receipt

SPDR	— Standard & Poor’s Depositary Receipt.

(1)	See Note 4 for cost of investments on a tax basis

(2)	See Note 2 for details of Joint Repurchase Agreement.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
REAL ESTATE PORTFOLIO
Portfolio of Investments — April 30, 2009
(unaudited)

	Shares/
Common Stock — 82.6%	Principal	Market Value
	Amount	(Note 1)

REAL ESTATE INVESTMENT TRUSTS — 64.2%
Alexandria Real Estate Equities, Inc.	270,500	$9,867,840
AMB Property Corp.	132,400	2,527,516
American Campus Communities, Inc.	376,700	8,166,856
CBL & Associates Properties, Inc.	188,350	1,495,499
Cogdell Spencer, Inc.	695,850	4,314,270
Corporate Office Properties Trust	345,400	10,555,424
Cousins Properties, Inc.	898,500	7,592,325
DCT Industrial Trust, Inc.	1,181,100	5,220,462
Digital Realty Trust, Inc.	225,100	8,105,851
Douglas Emmett, Inc.	501,500	4,799,355
Essex Property Trust, Inc.	109,312	6,940,219
Federal Realty Investment Trust	139,900	7,722,480
Host Hotels & Resorts, Inc.	683,900	5,259,191
Kilroy Realty Corp.	41,400	891,756
LaSalle Hotel Properties	9,400	112,424
Liberty Property Trust	102,300	2,489,982
Simon Property Group, Inc.	194,022	10,011,535
SL Green Realty Corp.	364,800	6,442,368
Taubman Centers, Inc.	242,800	5,783,496
Ventas, Inc.	284,000	8,133,760

		116,432,609

REAL ESTATE OPERATIONS & DEVELOPMENT — 13.7%
Brookfield Asset Management, Inc., Class A	198,700	3,085,811
Forest City Enterprises, Inc., Class A	1,473,357	12,420,399
The St. Joe Co.†	373,600	9,295,168

		24,801,378

TRANSPORT-MARINE — 2.5%
Alexander & Baldwin, Inc.	171,900	4,579,416

TRANSPORT-RAIL — 2.2%
Burlington Northern Santa Fe Corp.	59,000	3,981,320

TOTAL COMMON STOCK (cost $213,026,606)		149,794,723

Preferred Stock — 3.5%

REAL ESTATE INVESTMENT TRUSTS — 3.5%
AMB Property Corp. Series M 6.75%	93,800	1,561,770
CBL & Associates Properties, Inc. Series D 7.38%	75,800	826,220
Digital Realty Trust, Inc. Series D 5.50%	53,000	1,196,857
Equity Residential Properties, Series E 7.00% (convertible)	13,600	337,824
SL Green Realty Corp. Series C 7.63%*	179,890	2,473,487

TOTAL PREFERRED STOCK (cost $5,235,035)		6,396,158

Convertible Bonds & Notes — 1.4%

REAL ESTATE INVESTMENT TRUSTS — 1.4%
Prologis Senior Notes 2.25% due 04/01/37	$3,105,000	2,198,613
SL Green Realty Corp. Senior Notes 3.00% due 03/30/27*	510,000	376,763

TOTAL CONVERTIBLE BONDS & NOTES (cost $1,723,570)		2,575,376

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $219,985,211)		158,766,257

Short-Term Investment Securities — 11.3%

COMMERCIAL PAPER — 11.3%
Intesa Funding LLC 0.15% due 05/05/09	6,000,000	5,999,900
NATC California LLC 0.42% due 05/04/09	5,696,000	5,695,801
Toyota Financial Services de Puerto Rico, Inc. 0.19% due 05/07/09	4,000,000	3,999,873
UBS Finance LLC 0.18% due 05/01/09	4,676,000	4,676,000

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $20,371,574)		20,371,574

TOTAL INVESTMENTS (cost $240,356,785) (1)	98.8%	179,137,831
Other assets less liabilities	1.2	2,232,888

NET ASSETS	100.0%	$181,370,719

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2009, the aggregate value of these securities was $2,850,250 representing 1.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
SMALL COMPANY VALUE PORTFOLIO
Portfolio of Investments — April 30, 2009
(unaudited)

	Shares/
Common Stock — 95.9%	Principal	Market Value
	Amount	(Note 1)

AIRLINES — 1.0%
Skywest, Inc.	82,400	$992,096

AUTO-TRUCK TRAILERS — 0.2%
Wabash National Corp.	144,400	180,500

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 1.0%
Autoliv, Inc.	41,300	1,018,871

BANKS-COMMERCIAL — 2.5%
Chemical Financial Corp.	55,100	1,176,385
Corus Bankshares, Inc.†	73,600	15,456
Peoples Bancorp, Inc.	12,800	212,096
TrustCo Bank Corp. NY	191,800	1,150,800

		2,554,737

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 1.9%
Gibraltar Industries, Inc.	119,400	799,980
Simpson Manufacturing Co., Inc.	49,300	1,097,418

		1,897,398

BUILDING PRODUCTS-DOORS & WINDOWS — 1.3%
Apogee Enterprises, Inc.	99,900	1,338,660

BUILDING PRODUCTS-WOOD — 2.2%
Universal Forest Products, Inc.	65,300	2,191,468

BUILDING-MAINTANCE & SERVICES — 1.4%
ABM Industries, Inc.	78,800	1,380,576

BUILDING-MOBILE HOME/MANUFACTURED HOUSING — 2.6%
Thor Industries, Inc.	85,400	1,963,346
Winnebago Industries, Inc.	74,000	651,940

		2,615,286

BUILDING-RESIDENTIAL/COMMERCIAL — 3.1%
D.R. Horton, Inc.	80,000	1,044,000
M.D.C. Holdings, Inc.	29,600	1,011,728
M/I Homes, Inc.	72,100	1,100,967

		3,156,695

CHEMICALS-DIVERSIFIED — 1.8%
Westlake Chemical Corp.	95,300	1,782,110

CHEMICALS-SPECIALTY — 0.7%
Cabot Corp.	47,100	687,660

COAL — 0.4%
Arch Coal, Inc.	19,100	266,827
CONSOL Energy, Inc.	3,200	100,096
Peabody Energy Corp.	2,700	71,253

		438,176

COATINGS/PAINT — 1.4%
RPM International, Inc.	100,700	1,391,674

COMPUTERS-INTEGRATED SYSTEMS — 0.3%
Diebold, Inc.	12,600	333,018

CONSUMER PRODUCTS-MISC. — 0.0%
Russ Berrie & Co., Inc.†	3,144	6,005

DIVERSIFIED MANUFACTURING OPERATIONS — 3.6%
A.O. Smith Corp.	17,300	537,857
Carlisle Cos., Inc.	47,400	1,078,350
Teleflex, Inc.	22,900	984,242
Trinity Industries, Inc.	74,300	1,085,523

		3,685,972

ELECTRIC-INTEGRATED — 1.6%
NV Energy, Inc.	156,900	1,608,225

ELECTRONIC COMPONENTS-MISC. — 2.6%
Benchmark Electronics, Inc.†	123,900	1,502,907
Gentex Corp.	85,000	1,136,450

		2,639,357

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.5%
OmniVision Technologies, Inc.†	49,800	473,598

ENGINEERING/R&D SERVICES — 0.7%
EMCOR Group, Inc.†	33,900	704,781

ENGINES-INTERNAL COMBUSTION — 0.7%
Briggs & Stratton Corp.	47,600	708,288

ENVIRONMENTAL MONITORING & DETECTION — 1.1%
Mine Safety Appliances Co.	46,400	1,143,760

FINANCIAL GUARANTEE INSURANCE — 0.0%
Syncora Holdings, Ltd.†	84,800	12,720

FOOTWEAR & RELATED APPAREL — 0.6%
Timberland Co., Class A†	35,400	574,896

GAS-DISTRIBUTION — 1.6%
Atmos Energy Corp.	20,000	494,200
Energen Corp.	31,400	1,134,168

		1,628,368

HOME FURNISHINGS — 2.7%
American Woodmark Corp.	40,600	840,420
Bassett Furniture Industries, Inc.	11,000	24,860
Ethan Allen Interiors, Inc.	61,300	824,485
Hooker Furniture Corp.	70,500	826,260
La-Z-Boy, Inc.	101,300	269,458

		2,785,483

IDENTIFICATION SYSTEMS — 1.2%
Brady Corp., Class A	55,500	1,169,385

INDUSTRIAL AUTOMATED/ROBOTIC — 1.1%
Nordson Corp.	30,000	1,088,400

INDUSTRIAL GASES — 1.4%
Airgas, Inc.	33,100	1,427,272

INSTRUMENTS-CONTROLS — 1.9%
Mettler-Toledo International, Inc.†	17,000	1,047,710
Watts Water Technologies, Inc., Class A	40,000	890,400

		1,938,110

INSURANCE BROKERS — 1.7%
Arthur J. Gallagher & Co.	39,100	878,968
Erie Indemnity Co., Class A	23,200	819,424

		1,698,392

INSURANCE-LIFE/HEALTH — 1.7%
Protective Life Corp.	110,700	948,699
StanCorp Financial Group, Inc.	26,900	737,867

		1,686,566

INSURANCE-MULTI-LINE — 2.4%
American National Insurance Co.	10,100	685,487
Old Republic International Corp.	182,900	1,713,773

		2,399,260

INSURANCE-PROPERTY/CASUALTY — 1.4%
RLI Corp.	20,100	965,403

Zenith National Insurance Corp.	19,100	435,289

		1,400,692

INSURANCE-REINSURANCE — 4.4%
Aspen Insurance Holdings, Ltd.	71,000	1,674,180
IPC Holdings, Ltd.	63,800	1,661,352
Montpelier Re Holdings, Ltd.	93,800	1,168,748

		4,504,280

INTIMATE APPAREL — 1.2%
The Warnaco Group, Inc.†	41,300	1,191,092

LASERS-SYSTEM/COMPONENTS — 0.8%
Rofin-Sinar Technologies, Inc.†	38,000	809,780

LEISURE PRODUCTS — 0.6%
Brunswick Corp.	108,300	647,634

MACHINE TOOLS & RELATED PRODUCTS — 2.3%
Kennametal, Inc.	59,600	1,218,820
Lincoln Electric Holdings, Inc.	25,300	1,126,609

		2,345,429

MACHINERY-CONSTRUCTION & MINING — 0.4%
Astec Industries, Inc.†	13,000	400,660

MACHINERY-ELECTRICAL — 0.7%
Franklin Electric Co., Inc.	29,800	705,962

MACHINERY-FARMING — 0.1%
CNH Global NV†	9,000	143,640

MACHINERY-GENERAL INDUSTRIAL — 2.5%
Applied Industrial Technologies, Inc.	28,600	643,500
Gardner Denver, Inc.†	36,900	982,278
Roper Industries, Inc.	21,000	957,390

		2,583,168

MACHINERY-PUMPS — 1.1%
Graco, Inc.	48,000	1,132,320

MEDICAL PRODUCTS — 0.5%
West Pharmaceutical Services, Inc.	14,700	479,955

MEDICAL STERILIZATION PRODUCTS — 0.5%
STERIS Corp.	21,000	506,100

METAL PROCESSORS & FABRICATION — 2.0%
CIRCOR International, Inc.	13,900	357,647
Mueller Industries, Inc.	64,300	1,412,671
Timken Co.	14,800	237,984

		2,008,302

MISCELLANEOUS MANUFACTURING — 0.5%
AptarGroup, Inc.	15,600	484,068

OIL & GAS DRILLING — 2.8%
Atwood Oceanics, Inc.†	30,000	669,600
Rowan Cos., Inc.	82,000	1,280,020
Unit Corp.†	33,500	914,215

		2,863,835

OIL FIELD MACHINERY & EQUIPMENT — 0.1%
CARBO Ceramics, Inc.	2,000	61,420

OIL-FIELD SERVICES — 2.4%
Global Industries, Ltd.†	135,520	876,814
Helix Energy Solutions Group, Inc.†	88,600	805,374
Oil States International, Inc.†	39,200	740,880

		2,423,068

PAPER & RELATED PRODUCTS — 0.7%
Glatfelter	75,800	673,104

POWER CONVERTER/SUPPLY EQUIPMENT — 0.2%
Powell Industries, Inc.†	7,000	251,930

RESEARCH & DEVELOPMENT — 1.0%
Pharmaceutical Product Development, Inc.	51,000	1,000,110

RETAIL-APPAREL/SHOE — 3.6%
Brown Shoe Co., Inc.	121,100	778,673
Christopher & Banks Corp.	150,000	834,000
Gymboree Corp.†	17,500	602,000
The Men’s Wearhouse, Inc.	76,500	1,425,960

		3,640,633

RETAIL-AUTOMOBILE — 1.1%
Group 1 Automotive, Inc.	50,700	1,079,910

RETAIL-CONVENIENCE STORE — 1.4%
Casey’s General Stores, Inc.	54,300	1,444,923

RETAIL-DISCOUNT — 1.5%
Fred’s, Inc.	80,700	1,102,362
Tuesday Morning Corp.†	120,000	409,200

		1,511,562

RETAIL-HAIR SALONS — 0.7%
Regis Corp.	35,000	669,900

RETAIL-HOME FURNISHINGS — 0.1%
Pier 1 Imports, Inc.†	78,000	145,860

RETAIL-JEWELRY — 0.3%
Zale Corp.†	89,000	331,080

RETAIL-LEISURE PRODUCTS — 0.5%
West Marine, Inc.†	86,700	498,525

RETAIL-MAJOR DEPARTMENT STORES — 2.3%
J.C. Penney Co., Inc.	58,000	1,780,020
Saks, Inc.†	114,000	593,940

		2,373,960

SEMICONDUCTOR EQUIPMENT — 0.8%
Cohu, Inc.	79,600	776,896

STEEL-PRODUCERS — 4.5%
Gerdau Ameristeel Corp.	158,500	828,955
Reliance Steel & Aluminum Co.	53,700	1,891,851
Steel Dynamics, Inc.	129,500	1,612,275
United States Steel Corp.	6,500	172,575

		4,505,656

TRANSPORT-MARINE — 1.6%
Overseas Shipholding Group, Inc.	18,100	519,651
Teekay Corp.	37,300	538,612
Tidewater, Inc.	13,500	583,875

		1,642,138

TRANSPORT-RAIL — 1.4%
Genesee & Wyoming, Inc., Class A†	38,800	1,164,000

Kansas City Southern†	19,000	289,750

		1,453,750

TRANSPORT-SERVICES — 1.0%
Bristow Group, Inc.†	44,700	1,017,372

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $130,491,883)		97,046,477

Short-Term Investment Securities — 4.1%

U.S. GOVERNMENT AGENCIES — 4.1%
Federal Home Loan Bank 0.10% due 05/01/09 (cost $4,086,000)	$4,086,000	4,086,000

TOTAL INVESTMENTS (cost $134,577,883) (1)	100.0%	101,132,477
Other assets less liabilities	0.0	37,778

NET ASSETS	100.0%	$101,170,255

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MID-CAP GROWTH PORTFOLIO
Portfolio of Investments — April 30, 2009
(unaudited)

	Shares/
Common Stock — 96.7%	Principal	Market Value
	Amount	(Note 1)

AIRLINES — 0.4%
Delta Air Lines, Inc.†	78,300	$483,111

APPAREL MANUFACTURERS — 0.7%
Polo Ralph Lauren Corp.	17,300	931,432

APPLICATIONS SOFTWARE — 0.9%
Nuance Communications, Inc.†	87,350	1,166,123

BANKS-COMMERCIAL — 0.5%
M&T Bank Corp.	6,800	356,660
Zions Bancorporation	28,300	309,319

		665,979

BANKS-FIDUCIARY — 1.4%
Northern Trust Corp.	32,390	1,760,720

BROADCAST SERVICES/PROGRAM — 1.0%
Discovery Communications, Inc., Class A†	68,000	1,291,320

CELLULAR TELECOM — 1.1%
Leap Wireless International, Inc.†	36,700	1,323,769

CHEMICALS-SPECIALTY — 1.7%
Ecolab, Inc.	56,420	2,174,991

COATINGS/PAINT — 1.1%
The Sherwin-Williams Co.	24,100	1,365,024

COMMERCIAL SERVICES-FINANCE — 1.5%
Mastercard, Inc., Class A	6,070	1,113,542
Morningstar, Inc.†	19,520	774,358

		1,887,900

COMPUTER AIDED DESIGN — 0.7%
ANSYS, Inc.†	31,242	862,904

COMPUTERS-MEMORY DEVICES — 1.2%
NetApp, Inc.	83,100	1,520,730

CONSULTING SERVICES — 2.3%
FTI Consulting, Inc.†	29,300	1,607,984
SAIC, Inc.†	72,000	1,303,200

		2,911,184

CONTAINERS-METAL/GLASS — 0.6%
Greif, Inc., Class A	16,500	746,955

DENTAL SUPPLIES & EQUIPMENT — 0.8%
Dentsply International, Inc.	36,410	1,042,054

DIALYSIS CENTERS — 1.3%
DaVita, Inc.†	34,180	1,584,927

DISTRIBUTION/WHOLESALE — 0.5%
WW Grainger, Inc.	7,800	654,264

DIVERSIFIED MANUFACTURING OPERATIONS — 0.5%
Carlisle Cos., Inc.	30,200	687,050

E-COMMERCE/PRODUCTS — 0.8%
Amazon.com, Inc.†	12,000	966,240

ELECTRONIC COMPONENTS-MISC. — 0.8%
Gentex Corp.	75,025	1,003,084

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 2.3%
Broadcom Corp., Class A†	79,620	1,846,388
Xilinx, Inc.	47,700	974,988

		2,821,376

ELECTRONIC CONNECTORS — 1.3%
Amphenol Corp., Class A	48,200	1,631,088

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.5%
FLIR Systems, Inc.†	28,710	636,788

ENERGY-ALTERNATE SOURCES — 0.8%
First Solar, Inc.†	5,100	955,179

ENGINEERING/R&D SERVICES — 2.1%
Aecom Technology Corp.†	32,200	828,506
McDermott International, Inc.†	42,980	693,697
The Shaw Group, Inc.†	31,230	1,047,142

		2,569,345

ENGINES-INTERNAL COMBUSTION — 0.8%
Cummins, Inc.	29,000	986,000

ENTERPRISE SOFTWARE/SERVICE — 0.6%
Sybase, Inc.†	21,600	733,536

ENTERTAINMENT SOFTWARE — 0.5%
Electronic Arts, Inc.†	32,975	671,041

FILTRATION/SEPARATION PRODUCTS — 0.8%
Pall Corp.	38,190	1,008,598

FINANCE-INVESTMENT BANKER/BROKER — 2.4%
Investment Technology Group, Inc.†	48,680	1,108,930
Lazard, Ltd., Class A	26,000	709,800
TD Ameritrade Holding Corp.†	75,280	1,197,705

		3,016,435

HAZARDOUS WASTE DISPOSAL — 1.1%
Stericycle, Inc.†	28,560	1,344,605

INDUSTRIAL AUDIO & VIDEO PRODUCTS — 1.0%
Dolby Laboratories, Inc., Class A†	29,780	1,195,071

INDUSTRIAL GASES — 1.8%
Praxair, Inc.	29,800	2,223,378

INSURANCE BROKERS — 1.0%
AON Corp.	28,800	1,215,360

INSURANCE-MULTI-LINE — 2.9%
ACE, Ltd.	39,300	1,820,376
HCC Insurance Holdings, Inc.	75,200	1,798,784

		3,619,160

INSURANCE-PROPERTY/CASUALTY — 0.9%
Fidelity National Financial, Inc., Class A	65,000	1,178,450

INTERNET INFRASTRUCTURE SOFTWARE — 2.3%
Akamai Technologies, Inc.†	71,000	1,563,420
F5 Networks, Inc.†	47,000	1,281,690

		2,845,110

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 2.8%
Affiliated Managers Group, Inc.†	12,450	707,782
BlackRock, Inc.	3,900	571,428
Och-Ziff Capital Management	114,120	849,053
T. Rowe Price Group, Inc.	35,030	1,349,356

		3,477,619

MACHINERY-CONSTRUCTION & MINING — 0.4%
Bucyrus International, Inc.	21,920	475,883

MACHINERY-FARMING — 0.5%
AGCO Corp.†	25,600	622,080

MACHINERY-GENERAL INDUSTRIAL — 2.2%
Roper Industries, Inc.	28,010	1,276,976
Wabtec Corp.	37,900	1,445,506

		2,722,482

MEDICAL INFORMATION SYSTEMS — 1.0%
Cerner Corp.†	24,370	1,311,106

MEDICAL LABS & TESTING SERVICES — 0.9%
Covance, Inc.†	29,580	1,161,902

MEDICAL PRODUCTS — 0.8%
Zimmer Holdings, Inc.†	22,600	994,174

MEDICAL-BIOMEDICAL/GENE — 2.9%
Celgene Corp.†	20,500	875,760
Illumina, Inc.†	57,520	2,148,372
Myriad Genetics, Inc.†	15,400	597,366

		3,621,498

MEDICAL-DRUGS — 0.7%
Allergan, Inc.	19,000	886,540

MEDICAL-HMO — 1.0%
Humana, Inc.†	41,520	1,194,946

METAL PROCESSORS & FABRICATION — 1.6%
Precision Castparts Corp.	27,270	2,041,432

NETWORKING PRODUCTS — 0.6%
Juniper Networks, Inc.†	34,800	753,420

NON-HAZARDOUS WASTE DISPOSAL — 1.8%
Waste Connections, Inc.†	86,340	2,225,845

OIL COMPANIES-EXPLORATION & PRODUCTION — 6.4%
Apache Corp.	17,900	1,304,194
Cabot Oil & Gas Corp.	57,000	1,720,830
Forest Oil Corp.†	96,030	1,536,480
Noble Energy, Inc.	16,200	919,350
Southwestern Energy Co.†	70,280	2,520,241

		8,001,095

OIL FIELD MACHINERY & EQUIPMENT — 0.7%
Cameron International Corp.†	34,450	881,231

OIL-FIELD SERVICES — 0.7%
Oceaneering International, Inc.†	20,160	918,691

PHARMACY SERVICES — 1.5%
Express Scripts, Inc.†	29,700	1,899,909

PRIVATE CORRECTIONS — 1.9%
Corrections Corp. of America†	172,330	2,435,023

PUBLISHING-BOOKS — 1.2%
John Wiley & Sons, Inc., Class A	45,320	1,536,348

RACETRACKS — 1.2%
Penn National Gaming, Inc.†	43,000	1,462,860

RETAIL-APPAREL/SHOE — 0.7%
American Eagle Outfitters, Inc.	61,900	917,358

RETAIL-AUTO PARTS — 1.2%
Advance Auto Parts, Inc.	34,500	1,509,375

RETAIL-AUTOMOBILE — 0.5%
CarMax, Inc.†	44,700	570,372

RETAIL-BEDDING — 0.7%
Bed Bath & Beyond, Inc.†	28,400	863,928

RETAIL-MAJOR DEPARTMENT STORES — 1.2%
TJX Cos., Inc.	54,800	1,532,756

RETAIL-OFFICE SUPPLIES — 0.7%
Staples, Inc.	41,900	863,978

RETAIL-REGIONAL DEPARTMENT STORES — 1.2%
Kohl’s Corp.†	32,900	1,492,015

RETAIL-RESTAURANTS — 2.2%
Darden Restaurants, Inc.	37,100	1,371,587
Tim Hortons, Inc.	56,700	1,377,243

		2,748,830

SCHOOLS — 1.6%
DeVry, Inc.	45,900	1,953,504

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 0.7%
Marvell Technology Group, Ltd.†	82,000	900,360

SEMICONDUCTOR EQUIPMENT — 1.5%
KLA-Tencor Corp.	39,860	1,105,716
Lam Research Corp.†	27,300	761,124

		1,866,840

TELECOM SERVICES — 4.1%
Amdocs, Ltd.†	153,000	3,202,290
TW Telecom, Inc.†	207,760	1,909,315

		5,111,605

TELECOMMUNICATION EQUIPMENT — 1.7%
CommScope, Inc.†	51,700	1,297,670
Harris Corp.	27,290	834,528

		2,132,198

TRANSPORT-TRUCK — 1.8%
Landstar System, Inc.	63,700	2,268,357

VETERINARY DIAGNOSTICS — 1.4%
VCA Antech, Inc.†	70,510	1,764,160

WEB HOSTING/DESIGN — 1.0%
Equinix, Inc.†	17,000	1,193,910

X-RAY EQUIPMENT — 0.8%
Hologic, Inc.†	68,304	1,014,998

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $139,368,768)		121,008,909

Repurchase Agreement — 3.0%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 04/30/09, to be repurchased 05/01/09 in the amount of $3,803,001 and collateralized by Federal Home Loan Mtg. Corp. Notes bearing interest at 1.27% due 04/01/11 and having an approximate value of $3,879,844 (cost $3,803,000)	$3,803,000	3,803,000

TOTAL INVESTMENTS (cost $143,171,768)(1)	99.7%	124,811,909
Other assets less liabilities	0.3	347,461

NET ASSETS	100.0%	$125,159,370

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH PORTFOLIO
Portfolio of Investments — April 30, 2009
(unaudited)

Common Stock — 94.1%	Shares/ Principal Amount	Market Value (Note 1)

AEROSPACE/DEFENSE-EQUIPMENT — 1.2%
Argon ST, Inc.†	31,100	$634,129

AGRICULTURAL CHEMICALS — 1.5%
Potash Corp. of Saskatchewan, Inc.	9,500	821,655

APPAREL MANUFACTURERS — 2.9%
Coach, Inc.†	35,400	867,300
True Religion Apparel, Inc.†	44,300	698,168

		1,565,468

APPLICATIONS SOFTWARE — 1.5%
Citrix Systems, Inc.†	28,700	818,811

ATHLETIC FOOTWEAR — 1.6%
NIKE, Inc., Class B	16,600	871,002

CASINO SERVICES — 1.1%
International Game Technology	47,700	589,095

CHEMICALS-DIVERSIFIED — 1.8%
E.I. du Pont de Nemours & Co.	34,200	954,180

CONSUMER PRODUCTS-MISC. — 4.1%
Clorox Co.	40,000	2,242,000

DATA PROCESSING/MANAGEMENT — 1.2%
Fiserv, Inc.†	17,300	645,636

DIVERSIFIED MANUFACTURING OPERATIONS — 3.0%
ITT Corp.	18,900	775,089
Pentair, Inc.	32,000	852,480

		1,627,569

E-COMMERCE/SERVICES — 1.5%
IAC/InterActive Corp.†	50,200	804,204

ELECTRIC PRODUCTS-MISC. — 1.5%
AMETEK, Inc.	25,400	818,134

ELECTRIC-INTEGRATED — 1.0%
PG&E Corp.	14,300	530,816

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.8%
MEMC Electronic Materials, Inc.†	60,500	980,100

ELECTRONIC MEASUREMENT INSTRUMENTS — 1.0%
Agilent Technologies, Inc.†	29,900	545,974

ENTERPRISE SOFTWARE/SERVICE — 2.5%
Lawson Software, Inc.†	99,000	533,610
Mantech International Corp., Class A†	23,400	846,846

		1,380,456

ENTERTAINMENT SOFTWARE — 1.1%
Activision Blizzard, Inc.†	53,400	575,118

FINANCE-COMMERCIAL — 1.8%
CIT Group, Inc.	441,700	980,574

FINANCE-INVESTMENT BANKER/BROKER — 2.7%
TD Ameritrade Holding Corp.†	61,000	970,510
The Charles Schwab Corp.	27,300	504,504

		1,475,014

FOOD-MISC. — 1.9%
American Italian Pasta Co., Class A†	33,813	1,063,081

GOLD MINING — 1.5%
Barrick Gold Corp.	27,200	791,520

HAZARDOUS WASTE DISPOSAL — 0.8%
Stericycle, Inc.†	9,800	461,384

HOME DECORATION PRODUCTS — 1.8%
Newell Rubbermaid, Inc.	96,000	1,003,200

HUMAN RESOURCES — 0.5%
MPS Group, Inc.†	34,700	278,988

INSTRUMENTS-SCIENTIFIC — 1.0%
FEI Co.†	30,900	530,862

INSURANCE-MULTI-LINE — 1.3%
MetLife, Inc.	24,000	714,000

INTERNET SECURITY — 1.7%
Symantec Corp.†	54,600	941,850

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.9%
T. Rowe Price Group, Inc.	12,700	489,204

MACHINERY-CONSTRUCTION & MINING — 1.2%
Joy Global, Inc.	26,700	680,850

MEDICAL INSTRUMENTS — 1.3%
St. Jude Medical, Inc.†	21,800	730,736

MEDICAL LABS & TESTING SERVICES — 1.5%
Quest Diagnostics, Inc.	16,200	831,546

MEDICAL-BIOMEDICAL/GENE — 1.2%
Genzyme Corp.†	12,100	645,293

MEDICAL-DRUGS — 1.3%
Cephalon, Inc.†	10,400	682,344

MEDICAL-GENERIC DRUGS — 2.3%
Mylan, Inc.†	37,500	496,875
Perrigo Co.	30,200	782,784

		1,279,659

METAL PROCESSORS & FABRICATION — 1.1%
Precision Castparts Corp.	7,700	576,422

OIL & GAS DRILLING — 1.5%
Transocean, Ltd.†	12,200	823,256

OIL COMPANIES-EXPLORATION & PRODUCTION — 3.0%
Comstock Resources, Inc.†	14,900	513,454
Range Resources Corp.	11,900	475,643
Southwestern Energy Co.†	18,200	652,652

		1,641,749

OIL COMPANIES-INTEGRATED — 2.1%
Hess Corp	9,100	498,589
Murphy Oil Corp.	14,100	672,711

		1,171,300

PHARMACY SERVICES — 1.3%
Express Scripts, Inc.†	10,800	690,876

RETAIL-APPAREL/SHOE — 1.0%
The Gap, Inc.	35,600	553,224

RETAIL-AUTO PARTS — 1.5%
Advance Auto Parts, Inc.	18,900	826,875

RETAIL-MAJOR DEPARTMENT STORES — 5.1%
Saks, Inc.†	373,800	1,947,498
TJX Cos., Inc.	29,100	813,927

		2,761,425

RETAIL-RESTAURANTS — 3.6%
Buffalo Wild Wings, Inc.†	6,353	248,021
Burger King Holdings, Inc.	57,500	939,550
Wendy’s/Arby’s Group, Inc., Class A	154,000	770,000

		1,957,571

SCHOOLS — 3.5%
Apollo Group, Inc., Class A†	11,100	698,745
Capella Education Co.†	13,900	714,182
DeVry, Inc.	12,100	514,976

		1,927,903

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 3.4%
Marvell Technology Group, Ltd.†	93,100	1,022,238
Maxim Integrated Products, Inc.	62,500	846,875

		1,869,113

SEMICONDUCTOR EQUIPMENT — 1.6%
ASML Holding NV	40,100	848,115

SOAP & CLEANING PREPARATION — 2.1%
Church & Dwight Co., Inc.	20,900	1,137,169

STEEL-PRODUCERS — 1.2%
Steel Dynamics, Inc.	54,400	677,280

TELECOM SERVICES — 1.2%
Amdocs, Ltd.†	31,900	667,667

TELEPHONE-INTEGRATED — 1.0%
Windstream Corp.	68,800	571,040

TRANSPORT-RAIL — 1.2%
Union Pacific Corp.	13,000	638,820

TRANSPORT-SERVICES — 1.1%
C.H. Robinson Worldwide, Inc.	10,900	579,444

TRANSPORT-TRUCK — 1.0%
Landstar System, Inc.	15,622	556,299

WIRELESS EQUIPMENT — 1.6%
American Tower Corp., Class A†	26,700	847,992

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $46,400,367)		51,307,992

Repurchase Agreement — 1.2%

State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $630,000)	$630,000	630,000

TOTAL INVESTMENTS (cost $47,030,367)(2)	95.3%	51,937,992
Other assets less liabilities	4.7	2,556,319

NET ASSETS	100.0%	$54,494,311

†	Non-income producing security

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GROWTH OPPORTUNITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS — April 30, 2009
(unaudited)

Common Stock — 93.5%	Shares/ Principal Amount	Market Value (Note 1)

AEROSPACE/DEFENSE — 0.5%
TransDigm Group, Inc.†	11,000	$386,540

AEROSPACE/DEFENSE-EQUIPMENT — 0.8%
Orbital Sciences Corp.†	36,900	570,474

ALTERNATIVE WASTE TECHNOLOGY — 0.8%
Calgon Carbon Corp.†	35,600	604,488

APPLICATIONS SOFTWARE — 0.7%
Nuance Communications, Inc.†	40,700	543,345

AUDIO/VIDEO PRODUCTS — 0.5%
Tivo, Inc.†	48,100	360,750

AUTO-HEAVY DUTY TRUCKS — 0.5%
Force Protection, Inc.†	52,900	403,098

BANKS-COMMERCIAL — 0.7%
Signature Bank†	20,000	543,800

BROADCAST SERVICES/PROGRAM — 0.8%
Scripps Networks Interactive, Inc., Class A.	22,400	614,656

BUILDING & CONSTRUCTION-MISC. — 0.3%
MYR Group, Inc.†	15,500	231,105

BUILDING-HEAVY CONSTRUCTION — 0.6%
KHD Humboldt Wedag International, Ltd.†	48,200	417,894

BUILDING-RESIDENTIAL/COMMERCIAL — 0.5%
NVR, Inc.†	700	353,759

CASINO SERVICES — 0.8%
Bally Technologies, Inc.†	21,900	573,342

CELLULAR TELECOM — 1.2%
Leap Wireless International, Inc.†	15,600	562,692
Syniverse Holdings, Inc.†	25,000	315,000

		877,692

COMMERCIAL SERVICES — 0.9%
HMS Holdings Corp.†	21,800	653,564

COMMERCIAL SERVICES-FINANCE — 3.0%
Lender Processing Services, Inc.	18,100	518,746
Net 1 UEPS Technologies, Inc.†	48,600	801,900
Riskmetrics Group, Inc.†	20,419	355,087
Wright Express Corp.†	24,000	549,120

		2,224,853

COMPUTER SERVICES — 0.6%
CACI International, Inc., Class A†	11,000	435,050

COMPUTERS-INTEGRATED SYSTEMS — 1.6%
Brocade Communications Systems, Inc.†	99,900	577,422
Riverbed Technology, Inc.†	31,200	571,584

		1,149,006

COMPUTERS-PERIPHERY EQUIPMENT — 0.8%
Synaptics, Inc.†	17,200	558,656

CONSULTING SERVICES — 2.4%
FTI Consulting, Inc.†	9,900	543,312
Huron Consulting Group, Inc.†	9,800	469,910
Watson Wyatt Worldwide, Inc., Class A	13,700	726,785

		1,740,007

CONSUMER PRODUCTS-MISC. — 0.7%
The Scotts Miracle-Gro Co., Class A	14,900	503,173

CONTAINERS-PAPER/PLASTIC — 0.7%
Pactiv Corp.†	24,300	531,198

COSMETICS & TOILETRIES — 1.0%
Chattem, Inc.†	12,800	702,848

DATA PROCESSING/MANAGEMENT — 0.8%
Broadridge Financial Solutions, Inc.	30,400	588,240

DIAGNOSTIC EQUIPMENT — 0.7%
Gen-Probe, Inc.†	11,500	553,840

DISTRIBUTION/WHOLESALE — 1.6%
Fossil, Inc.†	29,600	596,736
Owens & Minor, Inc.	16,000	554,880

		1,151,616

DRUG DELIVERY SYSTEMS — 0.4%
Alkermes, Inc.†	39,200	299,880

E-MARKETING/INFO — 0.4%
comScore, Inc.†	22,000	280,720

ELECTRIC-TRANSMISSION — 0.9%
ITC Holdings Corp.	15,300	666,009

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 2.0%
Macrovision Solutions Corp.†	28,700	580,314
PMC — Sierra, Inc.†	44,400	351,648
QLogic Corp.†	10,400	147,472
Volterra Semiconductor Corp.†	32,600	374,574

		1,454,008

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.7%
Axsys Technologies, Inc.†	12,600	528,066

ENERGY-ALTERNATE SOURCES — 0.6%
Clean Energy Fuels Corp.†	55,600	470,376

ENGINEERING/R&D SERVICES — 0.5%
Stanley, Inc.†	15,700	404,746

ENTERPRISE SOFTWARE/SERVICE — 2.7%
Informatica Corp.†	33,900	539,010
Mantech International Corp., Class A†	9,100	329,329
MedAssets, Inc.†	32,500	560,300
Sybase, Inc.†	16,900	573,924

		2,002,563

ENTERTAINMENT SOFTWARE — 1.0%
Changyou.com, Ltd. ADR†	6,400	196,800
UBISOFT Entertainment†	26,600	524,397

		721,197

ENVIRONMENTAL CONSULTING & ENGINEERING — 0.7%
Tetra Tech, Inc.†	21,300	523,128

FILTRATION/SEPARATION PRODUCTS — 0.6%
Polypore International, Inc.†	54,500	410,930

FINANCE-INVESTMENT BANKER/BROKER — 1.7%
Knight Capital Group, Inc., Class A†	34,300	531,307
Penson Worldwide, Inc.†	15,500	157,170
Stifel Financial Corp.†	11,300	556,299

		1,244,776

FOOD-MISC. — 1.2%
Diamond Foods, Inc.	12,800	335,232
Ralcorp Holdings, Inc.†	9,500	543,020

		878,252

FOOTWEAR & RELATED APPAREL — 0.6%
Steven Madden, Ltd.†	15,700	461,894

HUMAN RESOURCES — 1.4%
Emergency Medical Services Corp., Class A†	16,600	578,344
Resources Connection, Inc.†	21,600	422,280

		1,000,624

IDENTIFICATION SYSTEMS — 0.7%
Cogent, Inc.†	43,360	491,702

INDUSTRIAL AUDIO & VIDEO PRODUCTS — 0.8%
Dolby Laboratories, Inc., Class A†	15,100	605,963

INSURANCE-PROPERTY/CASUALTY — 2.2%
ProAssurance Corp.†	14,800	650,312
Tower Group, Inc.	34,700	943,493

		1,593,805

INSURANCE-REINSURANCE — 0.8%
Aspen Insurance Holdings, Ltd.	24,700	582,426

INTERNET APPLICATION SOFTWARE — 0.6%
Cybersource Corp.†	31,300	457,293

INTERNET CONTENT-INFORMATION/NEWS — 0.7%
WebMD Health Corp., Class A†	20,900	539,429

INTERNET INFRASTRUCTURE SOFTWARE — 2.4%
AsiaInfo Holdings, Inc.†	38,200	639,850
F5 Networks, Inc.†	22,400	610,848
TeleCommunication Systems, Inc., Class A†	54,100	530,721

		1,781,419

INTIMATE APPAREL — 0.8%
The Warnaco Group, Inc.†	19,600	565,264

LEISURE PRODUCTS — 0.7%
WMS Industries, Inc.†	16,900	542,659

MACHINERY-GENERAL INDUSTRIAL — 0.8%
Wabtec Corp.	15,000	572,100

MEDICAL INFORMATION SYSTEMS — 1.7%
Allscripts-Misys Healthcare Solutions, Inc.	51,300	637,146
athenahealth, Inc†	20,500	651,900

		1,289,046

MEDICAL INSTRUMENTS — 3.6%
Edwards Lifesciences Corp.†	8,700	551,406
Genomic Health, Inc.†	23,600	531,000
NuVasive, Inc.†	15,800	598,820
Thoratec Corp.†	18,900	549,234
Volcano Corp.†	31,500	415,485

		2,645,945

MEDICAL LABS & TESTING SERVICES — 0.7%
Genoptix, Inc.†	18,900	549,612

MEDICAL PRODUCTS — 0.8%
Haemonetics Corp.†	11,000	567,930

MEDICAL-BIOMEDICAL/GENE — 5.8%
Acorda Therapeutics, Inc.†	29,000	575,070
Alexion Pharmaceuticals, Inc.†	20,700	691,794
Alnylam Pharmaceuticals, Inc.†	19,700	361,889
AMAG Pharmaceuticals, Inc.†	8,600	385,710
Dendreon Corp.†	12,900	273,480
Emergent Biosolutions, Inc.†	33,300	356,643
Exelixis, Inc.†	61,600	303,688
Illumina, Inc.†	15,400	575,190
Myriad Genetics, Inc.†	11,300	438,327
United Therapeutics Corp.†	5,350	336,034

		4,297,825

MEDICAL-GENERIC DRUGS — 0.8%
Perrigo Co.	22,200	575,424

MEDICAL-HMO — 0.8%
AMERIGROUP Corp.†	19,300	576,491

MEDICAL-NURSING HOMES — 0.1%
Sun Healthcare Group, Inc.†	4,800	40,656

NETWORKING PRODUCTS — 1.0%
Atheros Communications, Inc.†	12,800	220,416
Starent Networks Corp.†	26,700	526,791

		747,207

NON-HAZARDOUS WASTE DISPOSAL — 0.7%
Waste Connections, Inc.†	19,500	502,710

OIL & GAS DRILLING — 0.4%
Patterson-UTI Energy, Inc.	21,000	266,910

OIL COMPANIES-EXPLORATION & PRODUCTION — 3.2%
Arena Resources, Inc.†	18,400	527,528
Cabot Oil & Gas Corp.	18,500	558,515
Comstock Resources, Inc.†	20,700	713,322
Concho Resources, Inc.†	19,400	531,948

		2,331,313

OIL FIELD MACHINERY & EQUIPMENT — 0.5%
Dresser-Rand Group, Inc.†	14,200	349,746

OIL-FIELD SERVICES — 0.8%
Core Laboratories NV	6,700	557,641

PATIENT MONITORING EQUIPMENT — 1.0%
CardioNet ,Inc.†	18,600	385,950
Masimo Corp.†	11,400	329,460

		715,410

PHARMACY SERVICES — 0.6%
Catalyst Health Solutions, Inc.†	21,300	480,315

PHYSICAL THERAPY/REHABILITATION CENTERS — 0.8%
Psychiatric Solutions, Inc.†	30,600	593,334

PHYSICIANS PRACTICE MANAGEMENT — 0.5%
MEDNAX, Inc.†	9,800	351,820

PRINTING-COMMERCIAL — 0.8%
VistaPrint, Ltd.†	17,900	614,865

PRIVATE CORRECTIONS — 0.8%
The Geo Group, Inc.†	37,010	615,476

RETAIL-APPAREL/SHOE — 2.2%
Aeropostale, Inc.†	12,700	431,419
Guess?, Inc.	24,300	632,772

Gymboree Corp.†	16,700	574,480

		1,638,671

RETAIL-APPLIANCES — 0.8%
Conn’s, Inc.†	34,000	558,960

RETAIL-COMPUTER EQUIPMENT — 0.8%
GameStop Corp., Class A†	18,700	563,992

RETAIL-DISCOUNT — 1.7%
Big Lots, Inc.†	28,500	787,740
Citi Trends, Inc.†	18,200	446,992

		1,234,732

RETAIL-RESTAURANTS — 1.1%
Jack in the Box, Inc.†	23,400	575,406
Wendy’s/Arby’s Group, Inc., Class A	47,300	236,500

		811,906

SATELLITE TELECOM — 0.7%
GeoEye, Inc.†	22,000	547,580

SCHOOLS — 2.0%
Capella Education Co.†	13,800	709,044
Strayer Education, Inc.	4,100	776,581

		1,485,625

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 0.5%
Hittite Microwave Corp.†	10,100	375,316

SEMICONDUCTOR EQUIPMENT — 0.6%
Tessera Technologies, Inc.†	30,900	433,836

SOFTWARE TOOLS — 0.5%
ArcSight ,Inc.†	24,300	366,930

TELECOM EQUIPMENT-FIBER OPTICS — 0.6%
Harmonic, Inc.†	63,100	462,523

TELECOM SERVICES — 0.8%
Neutral Tandem, Inc.†	20,500	586,300

TELECOMMUNICATION EQUIPMENT — 1.8%
Comtech Telecommunications Corp.†	20,900	699,523
Nice Systems, Ltd. ADR†	25,700	658,177

		1,357,700

THERAPEUTICS — 0.9%
Allos Therapeutics, Inc.†	43,000	263,590
Isis Pharmaceuticals, Inc.†	23,500	368,480

		632,070

TOYS — 0.8%
Marvel Entertainment, Inc.†	18,600	555,024

TRANSACTIONAL SOFTWARE — 0.9%
Solera Holdings, Inc.†	30,500	696,010

WATER TREATMENT SYSTEMS — 0.5%
Energy Recovery, Inc.†	49,100	386,908

WEB HOSTING/DESIGN — 0.8%
Equinix, Inc.†	8,300	582,909

WIRELESS EQUIPMENT — 0.7%
InterDigital, Inc.†	20,000	526,400

TOTAL COMMON STOCK (cost $66,555,059)		68,825,291

Exchange Traded Funds — 3.1%

INDEX FUND-SMALL CAP — 3.1%
iShares Russell 2000 Growth Index Fund	28,700	1,515,073
iShares Russell 2000 Index Fund	14,900	722,948

TOTAL EXCHANGE TRADED FUNDS (cost $2,118,361)		2,238,021

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $68,673,420)		71,063,312

Repurchase Agreement — 4.7%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 04/30/09, to be repurchased 05/01/09 in the amount of $3,460,001 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 1.27% due 04/01/11 and having approximate value of $3,529,406 (cost $3,460,000)	3,460,000	3,460,000

TOTAL INVESTMENTS (cost $72,133,420)(1)	101.3%	74,523,312
Liabilities in excess of other assets	(1.3)	(925,320)

NET ASSETS	100.0%	$73,597,992

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MARSICO FOCUSED GROWTH PORTFOLIO
Portfolio of Investments — April 30, 2009
(unaudited)

	Shares/
Common Stock — 97.8%	Principal	Market Value
	Amount	(Note 1)

AEROSPACE/DEFENSE — 6.6%
General Dynamics Corp.	44,487	$2,298,643
Lockheed Martin Corp.	27,640	2,170,569

		4,469,212

AGRICULTURAL CHEMICALS — 5.9%
Monsanto Co.	30,478	2,587,278
Potash Corp. of Saskatchewan, Inc.	16,327	1,412,122

		3,999,400

BANKS-FIDUCIARY — 0.6%
The Bank of New York Mellon Corp.	16,297	415,248

BANKS-SUPER REGIONAL — 3.5%
US Bancorp	128,643	2,343,875

CASINO HOTELS — 2.1%
Wynn Resorts, Ltd.†	35,733	1,401,806

COMMERCIAL SERVICES-FINANCE — 12.1%
Mastercard, Inc., Class A	19,025	3,490,136
Visa, Inc., Class A	72,340	4,699,207

		8,189,343

COMPUTERS — 9.4%
Apple, Inc.†	27,723	3,488,385
International Business Machines Corp.	27,864	2,875,844

		6,364,229

DIVERSIFIED BANKING INSTITUTIONS — 9.7%
JPMorgan Chase & Co.	97,988	3,233,604
The Goldman Sachs Group, Inc.	26,023	3,343,955

		6,577,559

DIVERSIFIED MINERALS — 1.9%
BHP Billiton PLC ADR	31,200	1,305,408

FINANCE-CREDIT CARD — 0.6%
American Express Co.	15,437	389,321

MEDICAL-BIOMEDICAL/GENE — 2.6%
Gilead Sciences, Inc.†	38,315	1,754,827

MEDICAL-DRUGS — 1.0%
Abbott Laboratories	15,580	652,023

OIL & GAS DRILLING — 4.7%
Transocean, Ltd.†	47,132	3,180,467

OIL COMPANIES-INTEGRATED — 2.9%
Petroleo Brasileiro SA ADR	58,375	1,959,649

RETAIL-BUILDING PRODUCTS — 3.4%
Lowe’s Cos., Inc.	107,780	2,317,270

RETAIL-DISCOUNT — 3.4%
Wal-Mart Stores, Inc.	45,488	2,292,595

RETAIL-DRUG STORE — 3.8%
CVS Caremark Corp.	79,798	2,535,980

RETAIL-RESTAURANTS — 9.0%
McDonald’s Corp.	113,464	6,046,497

TRANSPORT-RAIL — 6.6%
Norfolk Southern Corp.	34,095	1,216,510
Union Pacific Corp.	65,393	3,213,412

		4,429,922

WEB PORTALS/ISP — 4.5%
Google, Inc., Class A†	7,614	3,014,916

WIRELESS EQUIPMENT — 3.5%
QUALCOMM, Inc.	55,539	2,350,410

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $66,855,572)		65,989,957

Repurchase Agreement — 1.6%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 04/30/09, to be repurchased 05/01/09 in the amount of $1,091,000 and collateralized by Federal Home Loan Discount Notes zero coupon due 05/14/09 and having an approximate value of $1,115,000 (cost $1,091,000)	$1,091,000	1,091,000

TOTAL INVESTMENTS (cost $67,946,572)(1)	99.4%	67,080,957
Other assets less liabilities	0.6	404,117

NET ASSETS	100.0%	$67,485,074

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR	American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS — April 30, 2009
(unaudited)

Common Stock — 95.8%	Shares/ Principal Amount	Market Value (Note 1)

APPLICATIONS SOFTWARE — 6.0%
Check Point Software Technologies, Ltd.†	8,140	$188,604
Microsoft Corp.	53,700	1,087,962
Nuance Communications, Inc.†	9,870	131,764
Salesforce.com, Inc.†	7,210	308,660

		1,716,990

AUDIO/VIDEO PRODUCTS — 0.3%
Tivo, Inc.†	11,000	82,500

CELLULAR TELECOM — 1.6%
America Movil SAB de CV, Series L ADR	6,190	203,341
Leap Wireless International, Inc.†	6,700	241,669

		445,010

COMPUTER AIDED DESIGN — 1.0%
Autodesk, Inc.†	14,140	281,952

COMPUTER SERVICES — 3.3%
Accenture, Ltd., Class A	15,000	441,450
Affiliated Computer Services, Inc., Class A†	5,590	270,444
Cognizant Technology Solutions Corp., Class A†	8,740	216,665

		928,559

COMPUTERS — 9.3%
Apple, Inc.†	13,254	1,667,751
Dell, Inc.†	24,680	286,781
Research In Motion, Ltd.†	9,834	683,463

		2,637,995

COMPUTERS-INTEGRATED SYSTEMS — 1.1%
NCR Corp.†	15,730	159,660
Teradata Corp.†	8,260	138,107

		297,767

COMPUTERS-MEMORY DEVICES — 7.0%
EMC Corp.†	27,120	339,814
NetApp, Inc.†	23,900	437,370
SanDisk Corp.†	48,620	764,306
Seagate Technology	27,200	221,952
Western Digital Corp.†	9,070	213,326

		1,976,768

DATA PROCESSING/MANAGEMENT — 1.0%
Fiserv, Inc.†	7,530	281,020

E-COMMERCE/PRODUCTS — 0.8%
Amazon.com, Inc.†	2,710	218,209

E-COMMERCE/SERVICES — 1.6%
eBay, Inc.†	27,820	458,195

EDUCATIONAL SOFTWARE — 1.0%
Blackboard, Inc.†	8,229	280,033

ELECTRONIC COMPONENTS-MISC. — 7.2%
AU Optronics Corp. ADR	62,740	680,729
Garmin, Ltd.	11,480	289,181
LG Display Co., Ltd. ADR	53,230	654,197
Nippon Electric Glass Co., Ltd.	15,000	120,158
Tyco Electronics, Ltd.	16,780	292,643

		2,036,908

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 6.4%
Altera Corp.	19,470	317,556
Broadcom Corp., Class A†	17,670	409,767
International Rectifier Corp.†	6,060	102,293
MEMC Electronic Materials, Inc.†	35,740	578,988
Microsemi Corp.†	30,950	415,349

		1,823,953

ELECTRONIC DESIGN AUTOMATION — 1.5%
Cadence Design Systems, Inc.†	27,250	152,055
Synopsys, Inc.†	13,030	283,793

		435,848

ELECTRONIC FORMS — 1.1%
Adobe Systems, Inc.†	11,290	308,781

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.9%
Itron, Inc.†	5,460	251,160

ENERGY-ALTERNATE SOURCES — 1.3%
First Solar, Inc.†	2,020	378,326

ENTERPRISE SOFTWARE/SERVICE — 4.0%
BMC Software, Inc.†	7,740	268,346
Concur Technologies, Inc.†	8,280	224,140
Omnicell, Inc.†	15,430	135,784
Sybase, Inc.†	11,460	389,181
Tyler Technologies, Inc.†	6,610	109,065

		1,126,516

ENTERTAINMENT SOFTWARE — 1.8%
Activision Blizzard, Inc.†	10,341	111,373
Electronic Arts, Inc.†	20,290	412,901

		524,274

HUMAN RESOURCES — 0.5%
Monster Worldwide, Inc.†	11,080	152,904

INTERNET APPLICATION SOFTWARE — 0.8%
Vocus, Inc.†	12,706	216,002

INTERNET CONTENT-INFORMATION/NEWS — 1.3%
Baidu, Inc. ADR†	1,530	356,337

INTERNET INFRASTRUCTURE SOFTWARE — 0.7%
Akamai Technologies, Inc.†	9,580	210,952

INTERNET SECURITY — 4.4%
McAfee, Inc.†	7,340	275,544
Symantec Corp.†	42,510	733,297
VeriSign, Inc.†	11,450	235,641

		1,244,482

MEDICAL INFORMATION SYSTEMS — 0.6%
Cerner Corp.†	3,200	172,160

MEDICAL-BIOMEDICAL/GENE — 0.5%
Illumina, Inc.†	3,890	145,292

NETWORKING PRODUCTS — 0.8%
Atheros Communications, Inc.†	12,440	214,217

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 4.4%
Analog Devices, Inc.	34,603	736,352
Marvell Technology Group, Ltd.†	25,870	284,052
Maxim Integrated Products, Inc.	17,880	242,274

		1,262,678

SEMICONDUCTOR EQUIPMENT — 2.2%
ASML Holding NV	14,070	297,581
KLA-Tencor Corp.	11,680	324,003

		621,584

TELECOM EQUIPMENT-FIBER OPTICS — 3.2%
Corning, Inc.	62,760	917,551

TELECOM SERVICES — 0.5%
Neutral Tandem, Inc.†	5,351	153,039

TELECOMMUNICATION EQUIPMENT — 0.6%
Tandberg ASA	12,290	175,217

TOYS — 0.5%
Marvel Entertainment, Inc.†	4,800	143,232

WEB HOSTING/DESIGN — 0.8%
Equinix, Inc.†	3,172	222,770

WEB PORTALS/ISP — 4.0%
Google, Inc., Class A†	2,180	863,215
Sohu.com, Inc.†	5,430	283,174

		1,146,389

WIRELESS EQUIPMENT — 11.8%
American Tower Corp., Class A†	29,650	941,684
Crown Castle International Corp.†	13,480	330,530
Nokia OYJ ADR	12,720	179,861
QUALCOMM, Inc.	27,720	1,173,110
SBA Communications Corp., Class A†	29,250	737,100

		3,362,285

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $25,118,802)		27,207,855

Repurchase Agreement — 4.8%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 04/30/09, to be repurchased 05/01/09 in the amount of $1,358,000 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 1.27% due 04/01/11 and having approximate value of $1,386,731 (cost $1,358,000)	$1,358,000	1,358,000

TOTAL INVESTMENTS (cost $26,476,802)(2)	100.6%	28,565,855
Liabilities in excess of other assets	(0.6)	(156,832)

NET ASSETS	100.0%	$28,409,023

†	Non-income producing security

(1)	Security was valued using fair value procedures at April 30, 2009. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
SMALL & MID CAP VALUE PORTFOLIO
Portfolio of Investments — April 30, 2009
(unaudited)

Common Stock — 95.7%	Shares/ Principal	Market Value
	Amount	(Note 1)

AGRICULTURAL OPERATIONS — 0.7%
Bunge, Ltd.	47,800	$2,294,878

AIRLINES — 0.8%
Alaska Air Group, Inc.†	71,000	1,191,380
Skywest, Inc.	127,100	1,530,284

		2,721,664

APPAREL MANUFACTURERS — 0.4%
Jones Apparel Group, Inc.	132,700	1,226,148

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.3%
Autoliv, Inc.	36,200	893,054

BANKS-COMMERCIAL — 1.4%
Synovus Financial Corp.	141,100	455,753
Trustmark Corp.	80,200	1,743,548
Webster Financial Corp.	189,500	991,085
Whitney Holding Corp.	122,800	1,468,688

		4,659,074

BATTERIES/BATTERY SYSTEMS — 1.1%
EnerSys†	205,500	3,503,775

BEVERAGES-NON-ALCOHOLIC — 1.7%
Pepsi Bottling Group, Inc.	177,500	5,550,425

BUILDING PRODUCTS-DOORS & WINDOWS — 0.4%
Quanex Building Products Corp.	133,200	1,365,300

BUILDING-MOBILE HOME/MANUFACTURED HOUSING — 1.5%
Thor Industries, Inc.	213,700	4,912,963

CASINO HOTELS — 0.9%
Boyd Gaming Corp.†	300,900	2,765,271

CHEMICALS-DIVERSIFIED — 2.4%
Celanese Corp., Class A	180,800	3,767,872
Rockwood Holdings, Inc.†	202,800	2,494,440
Westlake Chemical Corp.	74,400	1,391,280

		7,653,592

CHEMICALS-SPECIALTY — 1.5%
Arch Chemicals, Inc.	94,739	2,290,789
Cytec Industries, Inc.	125,400	2,490,444

		4,781,233

COMMERCIAL SERVICES — 0.8%
Convergys Corp.†	253,300	2,560,863

COMPUTER SERVICES — 1.6%
Insight Enterprises, Inc.†	257,300	1,471,756
Perot Systems Corp., Class A†	267,700	3,763,862

		5,235,618

COMPUTERS-INTEGRATED SYSTEMS — 0.8%
NCR Corp.†	247,400	2,511,110

COMPUTERS-MEMORY DEVICES — 2.7%
SanDisk Corp.†	171,000	2,688,120
Western Digital Corp.†	256,900	6,042,288

		8,730,408

CONTAINERS-METAL/GLASS — 0.8%
Owens-Illinois, Inc.†	104,000	2,536,560

CONTAINERS-PAPER/PLASTIC — 1.0%
Sonoco Products Co.	138,800	3,388,108

DISTRIBUTION/WHOLESALE — 3.7%
Ingram Micro, Inc., Class A†	270,500	3,927,660
Tech Data Corp.†	155,600	4,479,724
United Stationers, Inc.†	105,600	3,456,288

		11,863,672

DIVERSIFIED MANUFACTURING OPERATIONS — 1.3%
A.O. Smith Corp.	13,714	426,368
Acuity Brands, Inc.	64,500	1,853,730
Cooper Industries, Ltd., Class A	57,000	1,869,030

		4,149,128

ELECTRIC-INTEGRATED — 3.1%
Allegheny Energy, Inc.	36,600	948,672
Northeast Utilities	208,700	4,386,874
Portland General Electric Co.	127,300	2,325,771
Wisconsin Energy Corp.	63,200	2,525,472

		10,186,789

ELECTRONIC COMPONENTS-MISC. — 3.9%
AU Optronics Corp. ADR	537,100	5,827,535
AVX Corp.	186,400	1,865,864
Benchmark Electronics, Inc.†	107,200	1,300,336
Flextronics International, Ltd.†	941,000	3,651,080

		12,644,815

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.1%
Amkor Technology, Inc.†	333,800	1,438,678
Zoran Corp.†	255,100	2,280,594

		3,719,272

ELECTRONIC PARTS DISTRIBUTION — 2.3%
Arrow Electronics, Inc.†	195,800	4,452,492
Avnet, Inc.†	138,900	3,040,521

		7,493,013

ENGINES-INTERNAL COMBUSTION — 0.8%
Briggs & Stratton Corp.	178,825	2,660,916

FOOD-CANNED — 1.0%
Del Monte Foods Co.	437,200	3,300,860

FOOD-MEAT PRODUCTS — 2.1%
Smithfield Foods, Inc.†	355,800	3,074,112
Tyson Foods, Inc., Class A	363,500	3,831,290

		6,905,402

FOOD-RETAIL — 2.2%
Ruddick Corp.	185,600	4,762,496
SUPERVALU, Inc.	145,500	2,378,925

		7,141,421

GAS-DISTRIBUTION — 1.7%
Atmos Energy Corp.	157,100	3,881,941
NiSource, Inc.	144,900	1,592,451

		5,474,392

GOLF — 0.8%
Callaway Golf Co.	346,000	2,612,300

HUMAN RESOURCES — 0.8%
Kelly Services, Inc., Class A	235,900	2,679,824

INDEPENDENT POWER PRODUCERS — 0.6%
RRI Energy, Inc.†	378,000	1,874,880

INSURANCE-LIFE/HEALTH — 1.3%
StanCorp Financial Group, Inc.	95,600	2,622,308
Unum Group	106,100	1,733,674

		4,355,982

INSURANCE-MULTI-LINE — 0.7%
Old Republic International Corp.	244,100	2,287,217

INSURANCE-PROPERTY/CASUALTY — 1.9%
Arch Capital Group, Ltd.†	45,400	2,623,212
Fidelity National Financial, Inc., Class A	196,300	3,558,919

		6,182,131

INSURANCE-REINSURANCE — 4.3%
Aspen Insurance Holdings, Ltd.	203,400	4,796,172
PartnerRe, Ltd.	29,900	2,038,881
Platinum Underwriters Holdings, Ltd.	160,400	4,614,708
Reinsurance Group of America, Inc.	36,400	1,157,156
RenaissanceRe Holdings, Ltd.	24,800	1,206,768

		13,813,685

MACHINERY-CONSTRUCTION & MINING — 1.2%
Terex Corp.†	278,300	3,840,540

MACHINERY-ELECTRICAL — 0.8%
Regal-Beloit Corp.	64,300	2,612,509

MACHINERY-GENERAL INDUSTRIAL — 1.0%
Gardner Denver, Inc.†	124,800	3,322,176

MEDICAL PRODUCTS — 0.5%
Henry Schein, Inc.†	39,600	1,625,184

MEDICAL-HMO — 2.7%
AMERIGROUP Corp.†	106,400	3,178,168
Coventry Health Care, Inc.†	113,000	1,797,830
Molina Healthcare, Inc.†	172,300	3,730,295

		8,706,293

MEDICAL-HOSPITALS — 2.5%
LifePoint Hospitals, Inc.†	150,196	3,882,567
Universal Health Services, Inc., Class B	82,000	4,132,800

		8,015,367

METAL PROCESSORS & FABRICATION — 2.3%
Commercial Metals Co.	284,400	4,231,872
Mueller Industries, Inc.	150,000	3,295,500

		7,527,372

MISCELLANEOUS MANUFACTURING — 0.4%
AptarGroup, Inc.	43,200	1,340,496

NETWORKING PRODUCTS — 1.3%
Anixter International, Inc.†	104,400	4,153,032

OIL & GAS DRILLING — 1.1%
Helmerich & Payne, Inc.	114,200	3,519,644

OIL COMPANIES-EXPLORATION & PRODUCTION — 4.1%
Cimarex Energy Co.	176,500	4,747,850
Denbury Resources, Inc.†	225,100	3,664,628
Whiting Petroleum Corp.†	151,000	4,946,760

		13,359,238

OIL REFINING & MARKETING — 0.9%
Frontier Oil Corp.	233,900	2,972,869

OIL-FIELD SERVICES — 0.6%
Oil States International, Inc.†	96,900	1,831,410

PHARMACY SERVICES — 0.7%
Omnicare, Inc.	88,300	2,270,193

REAL ESTATE INVESTMENT TRUSTS — 4.5%
Alexandria Real Estate Equities, Inc.	31,400	1,145,472
Digital Realty Trust, Inc.	121,700	4,382,417
Home Properties, Inc.	72,500	2,641,900
Mid-America Apartment Communities, Inc.	46,500	1,720,035
Sunstone Hotel Investors, Inc.	192,631	1,019,018
Tanger Factory Outlet Centers, Inc.	85,700	2,855,524
Taubman Centers, Inc.	36,600	871,812

		14,636,178

REAL ESTATE OPERATIONS & DEVELOPMENT — 0.7%
Brookfield Properties Corp.	296,600	2,215,602

RENTAL AUTO/EQUIPMENT — 0.6%
Hertz Global Holdings, Inc.†	308,500	2,097,800

RETAIL-APPAREL/SHOE — 3.7%
Foot Locker, Inc.	420,800	5,003,312
Limited Brands, Inc.	265,300	3,029,726
The Men’s Wearhouse, Inc.	216,700	4,039,288

		12,072,326

RETAIL-AUTOMOBILE — 0.8%
AutoNation, Inc.†	137,500	2,435,125

RETAIL-MAJOR DEPARTMENT STORES — 1.7%
J.C. Penney Co., Inc.	174,700	5,361,543

SAVINGS & LOANS/THRIFTS — 1.8%
Astoria Financial Corp.	70,900	585,634
First Niagara Financial Group, Inc.	104,800	1,418,992
Provident Financial Services, Inc.	81,100	865,337
Washington Federal, Inc.	231,500	3,004,870

		5,874,833

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 1.3%
Siliconware Precision Industries Co. ADR	578,200	4,319,154

SEMICONDUCTOR EQUIPMENT — 0.9%
Teradyne, Inc.†	506,200	3,006,828

STEEL-PRODUCERS — 1.1%
Reliance Steel & Aluminum Co.	101,300	3,568,799

TELECOM SERVICES — 0.6%
Amdocs, Ltd.†	90,600	1,896,258

TELECOMMUNICATION EQUIPMENT — 0.9%
CommScope, Inc.†	119,800	3,006,980

TELEVISION — 0.5%
CBS Corp., Class B	212,100	1,493,184

TOBACCO — 1.1%
Universal Corp.	114,900	3,465,384

TRANSPORT-TRUCK — 1.0%
Arkansas Best Corp.	30,200	697,016
Con-way, Inc.	68,100	1,687,518
Werner Enterprises, Inc.	61,200	1,000,620

		3,385,154

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $388,058,606)		310,567,214

Short-Term Investment Securities — 3.6%

TIME DEPOSITS — 3.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/09 (cost $11,781,000)	$11,781,000	$11,781,000

TOTAL INVESTMENTS (cost $399,839,606)(1)	99.3%	322,348,214
Other assets less liabilities	0.7	2,374,824

NET ASSETS	100.0%	$324,723,038

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
INTERNATIONAL GROWTH AND INCOME PORTFOLIO
Portfolio of Investments — April 30, 2009
(unaudited)

	Shares/
Common Stock — 96.3%	Principal	Market Value
	Amount	(Note 1)

AUSTRALIA — 2.4%
BHP Billiton, Ltd.	116,197	$2,809,524
Commonwealth Bank of Australia	138,733	3,539,938
Macquarie Infrastructure Group	1,311,682	1,286,908

		7,636,370

BELGIUM — 1.0%
Anheuser-Busch InBev NV	43,121	1,330,200
UCB SA	62,489	1,712,699

		3,042,899

BERMUDA — 1.0%
Accenture, Ltd., Class A	50,812	1,495,397
Hongkong Land Holdings, Ltd.	718,000	1,795,000

		3,290,397

BRAZIL — 1.5%
Itau Unibanco Banco Multiplo SA ADR	215,231	2,955,121
Petroleo Brasileiro SA ADR	57,131	1,917,888

		4,873,009

CANADA — 3.3%
Barrick Gold Corp.	47,832	1,384,895
Fairfax Financial Holdings, Ltd.	6,065	1,604,051
National Bank of Canada	105,672	3,865,401
Nexen, Inc.	176,919	3,368,474

		10,222,821

CHINA — 2.2%
Bank of China, Ltd.	5,018,000	1,877,691
China Petroleum & Chemical Corp.	2,984,000	2,340,981
Industrial & Commercial Bank of China	4,680,000	2,705,325

		6,923,997

DENMARK — 0.6%
D/S Norden	51,819	1,767,216

FRANCE — 8.7%
AXA SA	302,459	5,100,337
BNP Paribas	87,177	4,642,590
France Telecom SA	121,680	2,715,982
Total SA	123,460	6,263,651
UbiSoft Entertainment SA†	132,674	2,615,560
Vallourec SA	22,805	2,516,150
Vivendi	130,823	3,543,190

		27,397,460

GERMANY — 5.1%
Allianz SE	48,224	4,449,772
E.ON AG	95,356	3,234,883
Linde AG	19,907	1,589,028
Muenchener Rueckversicherungs AG	18,930	2,620,592
RWE AG	29,374	2,121,626
Wincor Nixdorf AG	41,163	2,069,584

		16,085,485

GREECE — 1.8%
Alpha Bank A.E.†	156,774	1,545,336
Hellenic Telecommunications Organization SA	104,879	1,609,678
National Bank of Greece SA	117,091	2,469,473

		5,624,487

HONG KONG — 0.7%
Wharf Holdings, Ltd.	678,000	2,257,069

ITALY — 2.5%
Fiat SpA†	334,643	3,327,387
Finmeccanica SpA	118,035	1,675,726
Intesa Sanpaolo SpA	888,506	2,865,481

		7,868,594

JAPAN — 19.5%
Aisin Seiki Co., Ltd.	166,700	3,397,556
Astellas Pharma, Inc.	135,800	4,420,178
Denso Corp.	156,400	3,663,395
Elpida Memory, Inc.†	34,500	366,619
FamilyMart Co., Ltd.	91,200	2,506,104
Glory, Ltd.	177,000	3,250,324
Honda Motor Co., Ltd.	84,400	2,434,780
INPEX Corp.	235	1,484,537
Kao Corp.	129,000	2,421,203
KDDI Corp.	547	2,451,572
Mitsubishi Electric Corp.	738,000	3,898,783
Nippon Telegraph and Telephone Corp.	118,300	4,414,358
Nissan Motor Co., Ltd.	718,400	3,715,108
Nitto Denko Corp.	71,400	1,654,320
NTT DoCoMo, Inc.	901	1,251,643
Omron Corp.	160,000	2,376,800
Ono Pharmaceutical Co., Ltd.	68,300	2,894,889
ORIX Corp.	20,180	943,316
Panasonic Corp.	135,900	1,970,564
Rohm Co., Ltd.	15,200	929,386
Santen Pharmaceutical Co., Ltd.	82,700	2,335,424
Sumitomo Mitsui Financial Group, Inc.	60,800	2,096,127
Tokyo Gas Co., Ltd.	914,000	3,466,193
Toyo Suisan Kaisha, Ltd.	157,000	3,059,765

		61,402,944

LUXEMBOURG — 0.7%
ArcelorMittal	98,481	2,345,403

MEXICO — 0.6%
America Movil SAB de CV, Series L ADR	52,825	1,735,301

NETHERLANDS — 1.0%
Koninklijke Ahold NV	284,581	3,137,240

NORWAY — 1.4%
DnB NOR ASA	361,100	2,296,321
StatoilHydro ASA	104,577	1,987,923

		4,284,244

SINGAPORE — 3.2%
ComfortDelgro Corp., Ltd.	4,512,000	4,327,619
Singapore Airlines, Ltd.	548,200	3,961,999
Venture Corp., Ltd.	413,000	1,662,601

		9,952,219

SOUTH KOREA — 4.9%
Hynix Semiconductor, Inc.†	58,100	652,097
KT Freetel Co., Ltd.†	91,090	1,881,438
KT&G Corp.	30,082	1,655,330
LG Corp.	58,510	2,585,750
LG Display Co., Ltd.	94,990	2,317,371
LG Electronics, Inc.	24,446	2,019,701
POSCO	6,320	1,955,604

Shinhan Financial Group Co., Ltd.†	95,045	2,348,345

		15,415,636

SPAIN — 3.4%
Banco Santander SA (Barcelona)	989,194	9,514,992
Gestevision Telecinco SA	138,095	1,310,055

		10,825,047

SWITZERLAND — 10.8%
ACE, Ltd.	97,606	4,521,110
Credit Suisse Group AG	55,223	2,157,923
Julius Baer Holding AG	63,590	2,117,160
Nestle SA	230,069	7,530,887
Novartis AG	92,709	3,525,273
Roche Holding AG	39,321	4,978,214
Swiss Life Holding AG†	21,535	1,685,856
Syngenta AG	11,178	2,399,448
Zurich Financial Services AG	27,062	5,078,793

		33,994,664

TAIWAN — 0.5%
United Microelectronics Corp.	528,400	1,611,620

UNITED ARAB EMIRATES — 0.0%
DP World, Ltd.	209,413	56,541

UNITED KINGDOM — 19.5%
BAE Systems PLC	579,015	3,068,645
Barclays PLC	537,840	2,239,763
BG Group PLC	209,985	3,395,307
BP PLC	1,703,338	12,158,187
Centrica PLC	934,085	3,136,772
Compass Group PLC	659,713	3,162,064
HSBC Holdings PLC	788,774	5,606,820
Lloyds Banking Group PLC	797,170	1,320,808
Man Group PLC, Class B	550,884	2,065,898
Michael Page International PLC	580,671	2,370,882
Next PLC	66,063	1,597,889
Reckitt Benckiser Group PLC	47,535	1,875,457
Reed Elsevier PLC	169,368	1,264,047
Rexam PLC	384,704	1,801,238
Royal Bank of Scotland Group PLC†	1,802,543	1,114,635
Royal Dutch Shell PLC, Class B	88,014	2,027,267
Vodafone Group PLC	4,231,588	7,806,214
WPP PLC	497,976	3,436,614
Xstrata PLC	201,755	1,813,181

		61,261,688

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $338,986,289)		303,012,351

Repurchase Agreement — 2.5%

Agreement with Banc of America Securities LLC, bearing interest at 0.10% dated 04/30/09 to be repurchased 05/01/09 in the amount of $7,902,022 and collateralized by Federal National Mtg. Assoc. Notes due 11/16/09 and having an approximate value of $8,080,680 (cost $7,902,000)	$7,902,000	7,902,000

TOTAL INVESTMENTS — (cost $346,888,289) (2)	98.8%	310,914,351
Other assets less liabilities	1.2	3,633,536

NET ASSETS —	100.0%	$314,547,887

†	Non-income producing security

(1)	Illiquid security. At April 30, 2009, the aggregate value of these securities was $3,097,516 representing 0.9% of net assets.

(2)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt
Open Forward Foreign Currency Contracts

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Appreciation

* CHF	16,468,300	USD	14,523,331	5/20/2009	$91,543
* EUR	20,820,800	USD	27,990,409	5/20/2009	443,828
* HKD	59,555,000	USD	7,685,738	5/20/2009	321
* NOK	40,699,600	USD	6,196,324	5/20/2009	982
USD	17,110,264	AUD	24,002,700	5/20/2009	314,600
* USD	20,775,344	CAD	25,584,500	5/20/2009	666,212
* USD	15,900,768	JPY	1,588,582,700	5/20/2009	210,266
* USD	4,612,639	HKD	35,743,800	5/20/2009	5
* USD	3,391,620	NOK	22,291,600	5/20/2009	1,635
* USD	11,686,946	SEK	95,883,700	5/20/2009	232,703

					$1,962,095

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Depreciation

* CAD	4,415,200	USD	3,577,146	5/20/2009	$(123,093)
* GBP	9,828,400	USD	14,513,545	5/20/2009	(25,851)
* JPY	837,904,900	USD	8,449,538	5/20/2009	(48,296)
* SEK	39,239,000	USD	4,874,090	5/20/2009	(3,699)
SGD	9,306,000	USD	6,147,877	5/20/2009	(137,530)
USD	5,296,893	AUD	7,423,400	5/20/2009	(92,157)
* USD	5,124,863	CHF	5,812,600	5/20/2009	(31,064)
USD	887,242	DKK	4,921,400	5/20/2009	(13,421)
* USD	36,530,361	EUR	27,166,500	5/20/2009	(588,216)
* USD	7,081,912	GBP	4,781,500	5/20/2009	(8,521)

					$(1,071,848)

Net Unrealized Appreciation (Depreciation)					$890,247

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro Dollar
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singapore Dollar
USD — United States Dollar

Industry Allocation*
Banks-Commercial	12.5%
Oil Companies-Integrated	9.6
Insurance-Multi-line	6.6
Medical-Drugs	6.3
Diversified Banking Institutions	5.0
Cellular Telecom	4.0
Telephone-Integrated	3.6
Auto-Cars/Light Trucks	3.0
Repurchase Agreements	2.5
Food-Misc.	2.4
Auto/Truck Parts & Equipment-Original	2.2
Multimedia	2.2
Gas-Distribution	2.1
Electronic Components-Misc.	2.0
Electric Products-Misc.	1.9
Electric-Integrated	1.7
Oil Companies-Exploration & Production	1.5
Diversified Operations	1.5
Aerospace/Defense	1.5
Diversified Minerals	1.5
Transport-Services	1.4
Steel-Producers	1.4
Airlines	1.3
Miscellaneous Manufacturing	1.0
Food-Catering	1.0
Food-Retail	1.0
Fisheries	1.0
Insurance-Reinsurance	0.8
Entertainment Software	0.8
Steel Pipe & Tube	0.8
Retail-Convenience Store	0.8
Cosmetics & Toiletries	0.8
Agricultural Chemicals	0.8
Human Resources	0.8
Diversified Financial Services	0.7
Computers	0.7
Investment Companies	0.7
Audio/Video Products	0.6
Electronic Components-Semiconductors	0.6
Soap & Cleaning Preparation	0.6
Containers-Metal/Glass	0.6
Real Estate Operations & Development	0.6
Transport-Marine	0.6
Insurance-Life/Health	0.5
Tobacco	0.5
Chemicals-Diversified	0.5
Semiconductor Components-Integrated Circuits	0.5
Retail-Apparel/Shoe	0.5
Industrial Gases	0.5
Computer Services	0.5
Gold Mining	0.4
Brewery	0.4
Television	0.4
Public Thoroughfares	0.4
Publishing-Books	0.4
Finance-Leasing Companies	0.3

98.8%

*	Calculated as a percentage of net assets
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GLOBAL EQUITIES PORTFOLIO
Portfolio of Investments — April 30, 2009
(unaudited)

Common Stock — 99.4%	Shares/ Principal	Market Value
	Amount	(Note 1)

AUSTRALIA — 1.4%
BHP Billiton, Ltd.	49,236	$1,190,476
Macquarie Group, Ltd.	6,043	147,036

		1,337,512

BELGIUM — 0.4%
Anheuser-Busch InBev NV	11,092	342,167

BERMUDA — 0.5%
Accenture, Ltd., Class A	9,966	293,299
Esprit Holdings, Ltd.	28,200	174,111

		467,410

BRAZIL — 1.0%
Cia Vale do Rio Doce ADR	24,197	399,492
Petroleo Brasileiro SA ADR	16,101	540,511

		940,003

CANADA — 2.1%
Barrick Gold Corp.	5,310	153,742
Canadian Natural Resources, Ltd.	5,881	271,108
CGI Group, Inc. Class A†	32,008	283,788
EnCana Corp.	7,559	346,436
HudBay Minerals, Inc.†	11,950	80,214
Talisman Energy, Inc.	38,379	480,823
Toronto-Dominion Bank	9,075	358,194

		1,974,305

CAYMAN Islands — 0.1%
Shimao Property Holdings, Ltd.	49,500	55,759

CHINA — 0.7%
Bank of China, Ltd.	819,000	306,463
China Life Insurance Co., Ltd.	105,000	372,578

		679,041

DENMARK — 0.6%
D/S Norden	6,949	236,986
Novo-Nordisk A/S, Class B	6,575	314,741

		551,727

FINLAND — 0.8%
Nokia OYJ	55,153	797,594

FRANCE — 6.6%
Alstom SA	6,133	388,160
AXA SA	26,756	451,184
BNP Paribas	10,454	556,725
Bouygues SA	8,828	379,844
Compagnie de St. Gobain	2,750	99,786
France Telecom SA	12,342	275,482
GDF Suez	8,249	297,959
Lafarge SA	4,489	256,701
LVMH Moet Hennessy Louis Vuitton SA	2,569	195,071
Pernod Ricard SA	5,504	327,596
PPR	4,328	334,707
Renault SA†	1,256	40,831
Sanofi-Aventis	8,668	501,982
Societe Generale	9,606	497,775
Total SA	24,561	1,246,084
Vivendi	12,878	348,786

		6,198,673

GERMANY — 4.2%
Allianz SE	3,700	341,410
BASF SE	8,426	318,511
Bayer AG	7,817	388,988
Bayerische Motoren Werke AG	8,288	287,854
Deutsche Boerse AG	1,586	117,512
E.ON AG	16,227	550,489
Linde AG	3,905	311,707
MAN AG	2,147	133,484
Muenchener Rueckversicherungs AG	1,689	233,818
Salzgitter AG	2,872	204,969
SAP AG	10,190	391,326
Siemens AG	7,454	503,278
Volkswagen AG	601	190,232

		3,973,578

GREECE — 0.1%
Piraeus Bank SA	11,280	104,472

HONG KONG — 1.6%
Cheung Kong Holdings, Ltd.	32,000	336,101
China Everbright, Ltd.	26,000	50,993
China Mobile, Ltd.	38,500	335,817
Hang Lung Properties, Ltd.	149,000	426,810
Swire Pacific, Ltd., Class A	44,000	345,469

		1,495,190

INDIA — 0.6%
Reliance Capital, Ltd. GDR	14,340	150,322
Reliance Industries, Ltd. GDR†*	5,739	437,312

		587,634

ISRAEL — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR	7,619	334,398

ITALY — 1.1%
Enel SpA	40,863	223,427
ENI SpA	17,100	372,181
Intesa Sanpaolo SpA	140,938	454,533

		1,050,141

JAPAN — 7.6%
Aisin Seiki Co., Ltd.	8,100	165,088
Astellas Pharma, Inc.	8,900	289,688
Canon, Inc.	12,300	367,927
East Japan Railway Co.	6,500	366,457
FUJIFILM Holdings Corp.	3,800	96,329
Honda Motor Co., Ltd.	22,100	637,543
ITOCHU Corp.	24,000	128,007
Japan Tobacco, Inc.	119	298,043
Mazda Motor Corp.	53,000	130,592
Mitsubishi Corp.	35,400	542,020
Mitsubishi UFJ Financial Group, Inc.	76,800	416,630
Mitsui & Co., Ltd.	49,200	517,842
Mitsui Fudosan Co., Ltd.	20,000	250,659
Mitsui O.S.K. Lines, Ltd.	44,000	250,294
Murata Manufacturing Co., Ltd.	4,400	177,124
Nintendo Co., Ltd.	1,400	373,494
Nippon Telegraph and Telephone Corp.	8,000	298,520
Nissan Motor Co., Ltd.	36,500	188,755
Ricoh Co., Ltd.	23,000	280,562
Sankyo Co., Ltd.	5,000	252,484
Shin-Etsu Chemical Co., Ltd.	5,100	246,157
Sumitomo Corp.	40,500	350,299
Toyota Motor Corp.	12,300	480,177

		7,104,691

LUXEMBOURG — 0.2%
ArcelorMittal	8,292	197,480

MAURITIUS — 0.1%
Golden Agri-Resources, Ltd.	289,000	72,226

MEXICO — 0.5%
America Movil SAB de CV, Series L ADR	2,999	98,517
Fomento Economico Mexicano SAB de CV ADR	12,488	353,535

		452,052

NETHERLANDS — 1.0%
ING Groep NV	15,586	146,126
Koninklijke KPN NV	18,684	225,182
Koninklijke Philips Electronics NV	17,607	320,551
Reed Elsevier NV	26,481	292,839

		984,698

PANAMA — 0.2%
Carnival Corp.	8,224	221,061

SOUTH KOREA — 0.4%
Samsung Electronics Co., Ltd.	719	331,760

SPAIN — 1.7%
Banco Bilbao Vizcaya Argentaria SA	32,133	352,025
Banco Santander SA	46,055	443,000
Iberdrola SA	26,387	209,476
Telefonica SA	29,000	552,910

		1,557,411

SWEDEN — 0.5%
Atlas Copco AB, Class A	31,787	299,324
Telefonaktiebolaget LM Ericsson, Class B	16,363	144,421

		443,745

SWITZERLAND — 6.2%
ABB, Ltd.†	32,417	464,946
ACE, Ltd.	7,276	337,024
Adecco SA	2,060	81,617
Credit Suisse Group AG	15,203	594,080
Holcim, Ltd.†	2,090	107,032
Nestle SA	26,766	876,136
Noble Corp.	6,430	175,732
Novartis AG	16,385	623,042
Roche Holding AG	7,408	937,886
Syngenta AG	1,495	320,914
Transocean, Ltd.†	5,572	375,998
Weatherford International, Ltd.†	28,741	477,963
Zurich Financial Services AG	2,636	494,705

		5,867,075

TAIWAN — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	43,538	460,197

UNITED KINGDOM — 12.3%
3i Group PLC	39,583	187,968
AstraZeneca PLC	9,789	345,380
Barclays PLC	184,853	769,796
BG Group PLC	35,230	569,644
BP PLC	108,230	772,530
British American Tobacco PLC	12,087	293,068
Centrica PLC	62,656	210,407
Enterprise Inns PLC	13,240	32,171
GlaxoSmithKline PLC	30,343	470,874
Greene King PLC	2,164	19,976
HSBC Holdings PLC	164,609	1,170,086
ICAP PLC	8,593	47,575
Imperial Tobacco Group PLC	15,018	344,584
Kingfisher PLC	109,184	300,591
Man Group PLC, Class B	135,893	509,619
Marks & Spencer Group PLC	18,873	94,578
Pearson PLC	18,493	193,281
Prudential PLC	72,662	422,714
Rio Tinto PLC	6,076	249,342
Royal Dutch Shell PLC, Class B	35,384	815,016
Standard Chartered PLC	31,419	491,755
Tesco PLC	87,936	438,657
Vedanta Resources PLC	39,355	625,280
Vodafone Group PLC	537,616	991,766
William Morrison Supermarkets PLC	76,891	280,675
Wolseley PLC†	7,639	138,547
WPP PLC	60,241	415,733
Xstrata PLC	43,039	386,793

		11,588,406

UNITED STATES — 46.0%
Aeropostale, Inc.†	7,901	268,397
AFLAC, Inc.	10,327	298,347
Altria Group, Inc.	14,130	230,743
Amgen, Inc.†	6,324	306,524
Amphenol Corp., Class A	9,121	308,655
Anadarko Petroleum Corp.	8,022	345,427
AON Corp.	8,133	343,213
Apache Corp.	6,017	438,399
Apple, Inc.†	4,637	583,474
Applied Materials, Inc.	18,905	230,830
AT&T, Inc.	37,822	969,000
Automatic Data Processing, Inc.	6,310	222,112
Bank of America Corp.	86,057	768,489
Baxter International, Inc.	5,603	271,746
Bed Bath & Beyond, Inc.†	7,941	241,565
Biogen Idec, Inc.†	2,607	126,022
Bristol-Myers Squibb Co.	23,677	454,598
CA, Inc.	17,148	295,803
Cabot Oil & Gas Corp.	7,990	241,218
CBS Corp., Class B	23,566	165,905
Chesapeake Energy Corp.	11,714	230,883
Chevron Corp.	8,317	549,754
Chubb Corp.	6,071	236,465
Cisco Systems, Inc.†	47,617	919,960
Comcast Corp., Class A	24,177	373,776
Consolidated Edison, Inc.	7,615	282,745
Corning, Inc.	27,921	408,205
CSX Corp.	4,540	134,339
CVS Caremark Corp.	8,554	271,846
Eaton Corp.	4,417	193,465
eBay, Inc.†	6,147	101,241
El Paso Corp.	53,199	367,073
EMC Corp.†	11,437	143,306
ENSCO International, Inc.	3,030	85,688
Exelon Corp.	3,019	139,266
Exxon Mobil Corp.	20,465	1,364,402
FedEx Corp.	2,754	154,114
Ford Motor Co.†	10,200	60,996
Freeport-McMoRan Copper & Gold, Inc.	7,604	324,311
Gardner Denver, Inc.†	4,860	129,373
General Dynamics Corp.	6,655	343,864
General Electric Co.	49,351	624,290
General Mills, Inc.	3,933	199,364
Gilead Sciences, Inc.†	8,168	374,094
Goodrich Corp.	6,769	299,731
Google, Inc., Class A†	1,981	784,417
Halliburton Co.	15,056	304,432
Hansen Natural Corp.†	3,419	139,358

Helmerich & Payne, Inc.	3,928	121,061
Hewlett-Packard Co.	19,103	687,326
Home Depot, Inc.	11,616	305,733
Intel Corp.	32,607	514,538
International Business Machines Corp.	11,226	1,158,635
Interpublic Group of Cos., Inc.†	22,200	138,972
J.C. Penney Co., Inc.	4,043	124,080
Johnson & Johnson	15,970	836,189
Kohl’s Corp.†	5,273	239,131
L-3 Communications Holdings, Inc.	4,100	312,215
Lennar Corp., Class A	8,320	81,037
Lockheed Martin Corp.	4,476	351,500
Lorillard, Inc.	4,184	264,136
Macy’s, Inc.	30,232	413,574
Masco Corp.	14,106	124,979
McDonald’s Corp.	5,993	319,367
Merck & Co., Inc.	25,630	621,271
MetLife, Inc.	20,449	608,358
Microsoft Corp.	56,008	1,134,722
Monsanto Co.	3,320	281,835
Morgan Stanley	19,427	459,254
Mylan, Inc.†	16,001	212,013
Newmont Mining Corp.	13,643	548,994
News Corp., Class B	35,795	326,450
NIKE, Inc., Class B	5,901	309,625
Norfolk Southern Corp.	9,476	338,104
Northern Trust Corp.	4,930	267,995
Nucor Corp.	4,951	201,456
Occidental Petroleum Corp.	7,320	412,043
Oracle Corp.	23,437	453,272
Parker Hannifin Corp.	2,370	107,480
PepsiCo, Inc.	7,197	358,123
Pfizer, Inc.	41,760	557,914
Philip Morris International, Inc.	13,976	505,931
PNC Financial Services Group, Inc.	5,646	224,146
Praxair, Inc.	5,181	386,554
Prudential Financial, Inc.	18,243	526,858
QUALCOMM, Inc.	13,845	585,920
Questar Corp.	6,436	191,278
Raytheon Co.	6,930	313,444
Ross Stores, Inc.	7,304	277,114
Safeway, Inc.	13,913	274,782
Schering-Plough Corp.	20,543	472,900
Sprint Nextel Corp.†	39,694	173,066
SPX Corp.	5,216	240,823
Starwood Hotels & Resorts Worldwide, Inc.	5,990	124,951
State Street Corp.	14,420	492,155
Target Corp.	3,586	147,958
Tesoro Corp.	7,599	115,885
The Coca-Cola Co.	8,665	373,028
The Gap, Inc.	19,964	310,241
The Goldman Sachs Group, Inc.	3,883	498,965
The J.M. Smucker Co.	2,900	114,260
The Procter & Gamble Co.	18,306	905,049
The Travelers Cos., Inc.	8,369	344,301
The Walt Disney Co.	9,273	203,079
Time Warner Cable, Inc.	3,146	101,396
TJX Cos., Inc.	8,661	242,248
Union Pacific Corp.	7,635	375,184
United Technologies Corp.	7,417	362,246
UnitedHealth Group, Inc.	7,712	181,386
US Bancorp	17,392	316,882
Verizon Communications, Inc.	14,668	445,027
VF Corp.	3,794	224,870
Virgin Media, Inc.	8,564	66,114
Wal-Mart Stores, Inc.	15,732	792,893
WellPoint, Inc.†	5,229	223,592
Wells Fargo & Co.	32,079	641,901
Williams-Sonoma, Inc.	12,584	176,176
Wyeth	10,545	447,108
Xilinx, Inc.	16,450	336,238
XTO Energy, Inc.	8,881	307,815
Yahoo!, Inc.†	9,524	136,098
Zimmer Holdings, Inc.†	4,192	184,406

		43,206,875

TOTAL COMMON STOCK (cost $109,053,595)		93,377,281

Preferred Stock — 0.1%

GERMANY — 0.1%
Porsche Automobil Holding SE (cost $84,408)	1,920	138,678

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $109,138,003)		93,515,959

TOTAL INVESTMENTS — (cost $109,138,003) (1)	99.5%	93,515,959
Other assets less liabilities	0.5	434,203

NET ASSETS —	100.0%	$93,950,162

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2009, the aggregate value of these securities was $437,312 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt

GDR	— Global Depository Receipt

Industry Allocation*
Oil Companies-Integrated	6.6%
Medical-Drugs	6.4
Diversified Banking Institutions	6.1
Oil Companies-Exploration & Production	3.5
Telephone-Integrated	3.1
Banks-Commercial	2.7
Computers	2.6
Insurance-Multi-line	2.5
Auto-Cars/Light Trucks	2.3
Diversified Minerals	2.1
Tobacco	2.1
Diversified Manufacturing Operations	1.8
Insurance-Life/Health	1.7
Import/Export	1.6
Wireless Equipment	1.6
Multimedia	1.6
Cellular Telecom	1.5
Electric-Integrated	1.5
Medical Products	1.4
Transport-Rail	1.3
Banks-Super Regional	1.3
Electronic Components-Semiconductors	1.3
Enterprise Software/Service	1.2
Applications Software	1.2
Food-Misc.	1.1
Real Estate Operations & Development	1.1
Aerospace/Defense	1.1
Food-Retail	1.1
Metal-Diversified	1.0
Chemicals-Diversified	1.0
Retail-Discount	1.0
Web Portals/ISP	1.0
Networking Products	1.0
Cosmetics & Toiletries	1.0
Beverages-Non-alcoholic	0.9
Retail-Apparel/Shoe	0.9
Medical-Biomedical/Gene	0.9
Retail-Major Department Stores	0.8
Oil-Field Services	0.8
Banks-Fiduciary	0.8
Oil & Gas Drilling	0.8
Insurance-Property/Casualty	0.8
Gold Mining	0.8
Industrial Gases	0.7
Brewery	0.7
Aerospace/Defense-Equipment	0.7
Retail-Regional Department Stores	0.7
Machinery-General Industrial	0.7
Office Automation & Equipment	0.7
Retail-Building Products	0.6
Steel-Producers	0.6
Agricultural Chemicals	0.6
Computer Services	0.6
Medical-Generic Drugs	0.6
Diversified Operations	0.6
Investment Companies	0.5
Gas-Distribution	0.5
Electronic Components-Misc.	0.5
Transport-Marine	0.5
Cable/Satellite TV	0.5
Engineering/R&D Services	0.5
Semiconductor Components-Integrated Circuits	0.5
Petrochemicals	0.5
Telecom Equipment-Fiber Optics	0.4
Medical-HMO	0.4
Apparel Manufacturers	0.4
Building & Construction-Misc.	0.4
Toys	0.4
Pipelines	0.4
Building Products-Cement	0.4
Insurance Brokers	0.4
Beverages-Wine/Spirits	0.4
Metal-Copper	0.3
Retail-Restaurants	0.3
Electronics-Military	0.3
Athletic Footwear	0.3
Electronic Connectors	0.3
Machinery-Construction & Mining	0.3
Publishing-Books	0.3
Retail-Drug Store	0.3
Casino Services	0.3
Retail-Bedding	0.3
Insurance-Reinsurance	0.3
Semiconductor Equipment	0.2
Commercial Services-Finance	0.2
Cruise Lines	0.2
Venture Capital	0.2
Retail-Mail Order	0.2
Television	0.2
Auto/Truck Parts & Equipment-Original	0.2
Finance-Other Services	0.2
Transport-Services	0.2
Finance-Investment Banker/Broker	0.2
Computers-Memory Devices	0.2
Advertising Agencies	0.2
Distribution/Wholesale	0.2
Building Products-Wood	0.1
Hotels/Motels	0.1
Oil Refining & Marketing	0.1
Food-Confectionery	0.1
E-Commerce/Services	0.1
Building & Construction Products-Misc.	0.1
Photo Equipment & Supplies	0.1
Human Resources	0.1
Building-Residential/Commercial	0.1
Agricultural Operations	0.1
Telecom Services	0.1
Retail-Pubs	0.1
Diversified Financial Services	0.1

99.5%

*	Calculated as a percentage of net assets
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
Portfolio of Investments — April 30, 2009
(unaudited)

Common Stock — 91.3%	Shares/ Principal	Market Value
	Amount	(Note 1)

AUSTRALIA — 2.6%
AGL Energy, Ltd.	2,582	$28,372
Alumina, Ltd.(2)	81,288	76,090
Amcor, Ltd.	42,795	148,975
AMP, Ltd.	7,031	26,520
Australia and New Zealand Banking Group, Ltd.	1,637	18,916
BHP Billiton, Ltd.	170,619	4,125,392
BlueScope Steel, Ltd.	46,845	79,664
Boral, Ltd.	30,022	89,238
Brambles, Ltd.	5,019	21,594
Caltex Australia, Ltd.	2,974	21,397
Coca-Cola Amatil, Ltd.	2,773	18,420
Commonwealth Bank of Australia	1,316	33,579
CSL, Ltd.	1,307	32,694
CSR, Ltd.	11,902	11,677
Fairfax Media, Ltd.	5,129	4,417
Fortescue Metals Group, Ltd.†	68,921	118,208
Foster’s Group, Ltd.	10,441	39,989
Incitec Pivot, Ltd.	84,653	129,811
Insurance Australia Group, Ltd.	8,930	22,520
Leighton Holdings, Ltd.	1,087	16,645
Lend Lease Corp., Ltd.	2,161	11,339
Macquarie Group, Ltd.	1,038	25,256
Macquarie Infrastructure Group	11,936	11,711
National Australia Bank, Ltd.	1,750	26,238
Newcrest Mining, Ltd.	25,091	545,952
OneSteel, Ltd.	43,122	69,886
Orica, Ltd.	17,979	219,513
Origin Energy, Ltd.	4,116	48,728
OZ Minerals, Ltd.	150,367	81,959
QBE Insurance Group, Ltd.	3,594	56,914
Rio Tinto, Ltd.	14,365	672,634
Santos, Ltd.	2,872	34,272
Sims Metal Management, Ltd.	7,995	116,207
Sonic Healthcare, Ltd.	626	5,305
Stockland	744	1,698
Suncorp-Metway, Ltd.	3,076	13,189
TABCORP Holdings, Ltd.	2,037	11,029
Telstra Corp., Ltd.	10,966	26,539
Toll Holdings, Ltd.	2,159	9,257
Transurban Group	3,980	12,900
Wesfarmers, Ltd.	2,438	40,114
Wesfarmers, Ltd. PPS	680	11,174
Westpac Banking Corp.	1,914	26,707
Woodside Petroleum, Ltd.	2,669	74,446
Woolworths, Ltd.	5,261	102,162

		7,319,247

AUSTRIA — 0.1%
OMV AG	5,790	181,789

BELGIUM — 0.4%
Anheuser-Busch InBev NV(Brussels)	15,309	472,253
Anheuser-Busch InBev NV†(Turquoise)	10,360	27
Belgacom SA	4,235	123,750
Compagnie Nationale a Portefeuille	1,652	80,021
Groupe Bruxelles Lambert SA	3,211	233,496
Solvay SA	1,669	144,044
UCB SA	4,001	109,659
Umicore	3,880	76,902

		1,240,152

BERMUDA — 0.7%
Cheung Kong Infrastructure Holdings, Ltd.	27,000	104,690
Esprit Holdings, Ltd.	70,700	436,513
Frontline, Ltd.	1,650	33,175
Kerry Properties, Ltd.	48,500	144,873
Li & Fung, Ltd.	216,000	613,157
Noble Group, Ltd.	131,000	115,029
NWS Holdings, Ltd.	8,000	16,165
Seadrill, Ltd.	25,100	273,738
Shangri-La Asia, Ltd.	2,000	2,962
Yue Yuen Industrial Holdings, Ltd.	40,500	90,092

		1,830,394

BRAZIL — 0.6%
All America Latina Logistica	22,600	116,978
Banco do Brasil SA	22,200	187,219
BM&F BOVESPA SA	16,700	67,671
Companhia Siderurgica Nacional SA	6,000	110,382
Companhia Vale do Rio Doce	14,800	243,945
Cyrela Brazil Realty SA	22,700	141,139
Empresa Brasileira de Aeronautica SA	7,000	28,301
Lojas Renner SA	15,400	140,707
Perdigao SA†	11,000	162,064
Petroleo Brasileiro SA	25,100	422,433
Redecard SA	4,600	57,895

		1,678,734

CAYMAN ISLANDS — 0.2%
Agile Property Holdings, Ltd.	153,790	116,483
Chaoda Modern Agriculture Holdings, Ltd.	92,664	52,968
China Resources Land, Ltd.	77,000	139,493
Hopewell Highway Infrastructure, Ltd.	3,700	2,015
Hutchison Telecommunications Holdings, Ltd.†(2)	86,000	8,100
Hutchison Telecommunications International, Ltd.	86,000	16,090
Li Ning Co., Ltd.	50,000	103,225

		438,374

DENMARK — 0.7%
AP Moller — Maersk A/S, Series B	66	388,036
DSV A/S†	8,000	91,298
Novo-Nordisk A/S, Class B	21,151	1,012,486
Novozymes A/S	1,428	97,273
Vestas Wind Systems A/S†	4,504	297,205

		1,886,298

FINLAND — 1.4%
Fortum Oyj	20,227	411,605
Kesko Oyj, Class B	15,009	393,593
Kone Oyj, Class B	4,514	124,765
Metso Corp.	12,233	189,694
Neste Oil Oyj	3,953	51,622
Nokia OYJ	148,474	2,147,154
Outokumpu Oyj	6,005	90,496
Rautaruukki Oyj	2,491	46,867
Sampo Oyj, Class A	9,522	179,277
Stora Enso Oyj, Class R†	19,570	112,894

UPM-Kymmene Oyj	16,611	150,110
Wartsila Oyj, Class B	2,494	83,287

		3,981,364

FRANCE — 9.1%
Accor SA	6,466	275,647
Air Liquide SA	11,180	914,975
Alcatel-Lucent†	119,881	308,664
Alstom SA	6,640	420,249
Atos Origin SA	882	27,406
AXA SA	6,197	104,499
BNP Paribas	28,188	1,501,145
Bouygues SA	11,533	496,233
Cap Gemini SA	5,193	195,167
Carrefour SA	27,217	1,112,374
Casino Guichard-Perrachon SA	1,038	65,332
CNP Assurances	1,726	136,769
Compagnie de St. Gobain	9,057	328,642
Compagnie Generale des Etablissements Michelin, Class B	3,410	175,936
Credit Agricole SA	19,267	285,512
Dassault Systemes SA	2,075	85,644
Electricite de France SA	5,927	276,901
Essilor International SA	6,320	273,772
Eurazeo	1,134	46,775
France Telecom SA	73,852	1,648,428
GDF Suez	37,186	1,343,181
Groupe Danone	11,128	532,032
Hermes International	2,300	306,717
Imerys SA†	1,396	58,394
L’Oreal SA	4,840	347,214
Lafarge SA	7,014	401,091
Lagardere SCA	5,746	181,738
LVMH Moet Hennessy Louis Vuitton SA	6,825	518,241
Neopost SA	2,432	206,823
Pernod Ricard SA	5,239	311,823
Peugeot SA	2,689	62,795
PPR	4,173	322,720
Publicis Groupe	2,858	87,975
Renault SA†	2,599	84,490
Safran SA	2,017	24,242
Sanofi-Aventis	48,886	2,831,089
Schneider Electric SA	7,750	593,810
SCOR SE	2,240	47,331
Societe BIC SA	866	46,606
Societe Generale	13,671	708,420
Societe Television Francaise 1	8,847	83,577
Sodexho	3,329	160,724
Technip SA	6,854	297,946
Thales SA	3,616	150,946
Total SA	96,252	4,883,273
Unibail-Rodamco	2,018	302,860
Valeo SA	1,915	39,818
Vallourec SA	1,459	160,976
Veolia Environnement	16,196	449,257
Vinci SA	8,732	395,123
Vivendi	35,070	949,831
Wendel	927	34,398
Zodiac SA	420	12,348

		25,617,879

GERMANY — 5.5%
Adidas AG	3,671	139,010
Allianz SE	2,513	231,882
BASF SE	23,472	887,264
Bayer AG	21,938	1,091,674
Bayerische Motoren Werke AG†	5,993	208,145
Beiersdorf AG	5,758	237,390
Celesio AG	2,750	61,091
Commerzbank AG	9,069	61,916
Daimler AG	14,448	518,908
Deutsche Bank AG	10,483	563,818
Deutsche Boerse AG	1,369	101,434
Deutsche Lufthansa AG	5,499	70,320
Deutsche Post AG	15,717	181,958
Deutsche Postbank AG†	1,986	42,568
Deutsche Telekom AG	82,041	992,132
E.ON AG	65,221	2,212,575
Fresenius Medical Care AG	5,593	220,153
GEA Group AG	4,234	55,796
Hochtief AG	1,354	66,446
K+S AG	10,463	630,576
Linde AG	2,654	211,849
MAN AG	3,170	197,087
Merck KGaA	1,979	177,921
Metro AG	13,756	586,058
Muenchener Rueckversicherungs AG	1,171	162,108
Puma AG Rudolf Dassler Sport	315	67,622
RWE AG	10,426	753,049
SAP AG	47,761	1,834,164
Siemens AG	30,531	2,061,385
ThyssenKrupp AG	7,252	155,825
TUI AG†	4,942	54,500
Volkswagen AG	2,074	656,473

		15,493,097

GREECE — 0.3%
EFG Eurobank Ergasias† SA	12,400	98,439
National Bank of Greece SA	17,170	362,119
OPAP SA	4,050	125,604
Piraeus Bank SA	18,900	175,046
Titan Cement Co. SA	2,000	51,336

		812,544

HONG KONG — 3.3%
Bank of East Asia, Ltd.	98,016	235,237
BOC Hong Kong Holdings, Ltd.	243,500	348,124
Cathay Pacific Airways, Ltd.	84,000	97,656
Cheung Kong Holdings, Ltd.	86,000	903,272
China Resources Enterprise Ltd.	54,000	95,736
China Travel International Investment Hong Kong, Ltd.	406,000	71,770
CLP Holdings, Ltd.	116,500	788,437
Hang Lung Group, Ltd.	50,000	184,838
Hang Lung Properties, Ltd.	204,000	584,358
Hang Seng Bank, Ltd.	52,900	591,452

Henderson Land Development Co., Ltd.	68,000	320,256
Hong Kong & China Gas Co., Ltd.	249,000	465,225
Hong Kong Exchanges & Clearing, Ltd.	61,500	716,966
HongKong Electric Holdings, Ltd.	74,500	441,229
Hopewell Holdings, Ltd.	37,000	95,722
Hutchison Whampoa, Ltd.	136,000	803,711
Hysan Development Co., Ltd.	31,000	56,640
MTR Corp., Ltd.	89,000	226,461
New World Development Co., Ltd.	166,367	220,676
Sino Land Co., Ltd.	112,862	145,627
Sun Hung Kai Properties, Ltd.	88,500	920,965
Swire Pacific, Ltd., Class A	48,500	380,801
The Link REIT	116,418	227,427
Wharf Holdings, Ltd.	86,000	286,295
Wheelock & Co., Ltd.	60,000	130,528
Wing Hang Bank, Ltd.	9,000	53,825

		9,393,234

INDONESIA — 0.6%
Bumi Resources Tbk PT	765,500	107,033
International Nickel Indonesia Tbk PT†	105,500	34,137
Lippo Karawaci Tbk PT†	475,000	36,349
PT Astra Agro Lestari Tbk	20,000	29,854
PT Astra International	230,000	391,119
PT Bank Central Asia	541,000	171,219
PT Bank Danamon Indonesia Tbk	142,500	42,070
PT Bank Mandiri	303,000	79,436
PT Bank Rakyat Indonesia Tbk	257,500	141,096
PT Indosat Tbk	70,500	37,298
PT Perusahaan Gas Negara Tbk	437,500	107,463
PT Tambang Batubara Bukit Asam Tbk	37,000	33,207
PT Unilever Indonesia Tbk	83,500	61,136
PT United Tractors Tbk	71,000	60,368
Semen Gresik (Persero) PT	65,000	25,177
Telekomunikasi Indonesia Tbk PT	444,000	329,277

		1,686,239

ISLE OF MAN — 0.0%
Genting International PLC†	229,000	94,353

ITALY — 0.8%
Alleanza Assicurazioni SpA	1,880	12,698
Assicurazione Generali SpA	3,308	67,753
Banco Popolare Scarl	5,775	38,434
Enel SpA	37,155	203,153
ENI SpA	21,941	477,546
Fiat SpA†	4,473	44,475
Intesa Sanpaolo SpA	249,370	804,232
Saipem SpA	2,819	61,057
Telecom Italia SpA	98,678	125,730
UniCredit SpA	81,977	202,719
Unione di Banche Italiane ScpA	6,136	85,245

		2,123,042

JAPAN — 25.1%
ACOM Co., Ltd.	920	22,062
Advantest Corp.	9,600	150,298
Aeon Co., Ltd.	19,100	148,741
Aeon Credit Service Co., Ltd.	1,800	20,442
Aeon Mall Co., Ltd.	300	3,921
Aioi Insurance Co., Ltd.	2,000	8,761
Ajinomoto Co., Inc.	30,000	219,935
Alps Electric Co., Ltd.	8,600	45,782
Amada Co., Ltd.	14,000	85,885
Aozora Bank, Ltd.†	1,800	2,263
Asahi Breweries, Ltd.	8,000	100,426
Asahi Glass Co., Ltd.	59,200	351,766
Asahi Kasei Corp.	56,000	224,863
Astellas Pharma, Inc.	22,601	735,644
Bank of Kyoto, Ltd.	13,000	103,873
Benesse Corp.	2,600	99,128
Bridgestone Corp.	45,700	676,557
Canon, Inc.	51,300	1,534,526
Casio Computer Co., Ltd.	17,000	128,250
Central Japan Railway Co.	81	478,838
Chubu Electric Power Co., Inc.	25,600	563,293
Chugai Pharmaceutical Co., Ltd.	11,605	214,755
Chuo Mitsui Trust Holdings, Inc.	26,518	86,314
Citizen Watch Co., Ltd.	18,900	85,665
Coca-Cola West Japan Co., Ltd.	600	9,874
Credit Saison Co., Ltd.	2,700	30,006
Dai Nippon Printing Co., Ltd.	21,400	225,891
Daicel Chemical Industries, Ltd.	10,000	41,777
Daiichi Sankyo Co., Ltd.	30,700	515,195
Daikin Industries, Ltd.	14,600	391,574
Dainippon Ink and Chemicals, Inc.	32,000	52,241
Daito Trust Construction Co., Ltd.	5,300	219,803
Daiwa House Industry Co., Ltd.	28,400	247,370
Daiwa Securities Group, Inc.	65,000	336,798
Denki Kagaku Kogyo Kabushiki Kaisha	20,000	44,210
Denso Corp.	32,809	768,493
Dowa Mining Co., Ltd.	27,000	107,047
East Japan Railway Co.	18,900	1,065,545
Eisai Co., Ltd.	10,300	277,292
FamilyMart Co., Ltd.	2,800	76,942
Fanuc, Ltd.	8,900	638,035
Fast Retailing Co., Ltd.	4,400	459,542
Fuji Electric Holdings Co., Ltd.	7,000	11,996
Fuji Television Network, Inc.	18	20,041
FUJIFILM Holdings Corp.	24,500	621,071
Fujitsu, Ltd.	93,400	397,769
Fukuoka Financial Group, Inc.	26,000	79,619
Furukawa Electric Co., Ltd.	27,600	82,279
Gunma Bank, Ltd.	1,000	4,948
Hirose Electric Co., Ltd.	1,300	134,851
Hitachi Construction Machinery Co., Ltd.	1,600	21,545
Hitachi, Ltd.	168,800	583,663
Hokkaido Electric Power Co., Inc.	1,000	18,414
Hokuhoku Financial Group, Inc.	50,000	87,710
Honda Motor Co., Ltd.	77,204	2,227,189
Hoya Corp.	20,800	357,915
Ibiden Co., Ltd.	6,100	176,901
IHI Corp.†	54,000	81,586
INPEX Corp.	21	132,661

Isetan Mitsukoshi Holdings, Ltd.	13,240	111,027
Ito En, Ltd.	900	10,969
ITOCHU Corp.	78,000	416,021
ITOCHU Techno-Solutions Corp.	1,900	42,867
J Front Retailing Co., Ltd.	17,500	71,512
Jafco Co., Ltd.	200	4,441
Japan Airlines Corp.†	45,000	87,609
Japan Prime Reality Investment Corp.	3	5,156
Japan Real Estate Investment Corp.	19	134,283
Japan Retail Fund Investment Corp.	19	66,660
Japan Tobacco, Inc.	219	548,499
JFE Holdings, Inc.	18,400	499,087
JGC Corp.	12,000	156,358
JS Group Corp.	11,300	137,497
JSR Corp.	7,300	88,086
JTEKT Corp.	1,000	9,572
Kajima Corp.	59,800	172,209
Kamigumi Co., Ltd.	1,000	6,398
Kaneka Corp.	11,000	63,577
Kao Corp.	31,800	596,855
Kawasaki Heavy Industries, Ltd.	50,000	106,469
Kawasaki Kisen Kaisha, Ltd.	3,000	11,225
Keihin Electric Express Railway Co., Ltd.	21,000	161,407
Keio Corp.	9,000	51,105
Keyence Corp.	2,200	387,487
Kikkoman Corp.	7,000	62,249
Kinden Corp.	1,000	8,315
Kintetsu Corp.	82,500	358,878
Kirin Holdings Company, Ltd.	22,800	250,379
Kobe Steel, Ltd.	90,000	147,840
Komatsu, Ltd.	51,500	636,570
Konami Corp.	5,700	83,980
Konica Minolta Holdings, Inc.	22,500	182,975
Kubota Corp.	70,000	417,360
Kuraray Co., Ltd.	15,000	128,372
Kurita Water Industries, Ltd.	3,200	77,226
Kyocera Corp.	8,100	625,857
Kyowa Hakko Kirin Co., Ltd.	12,016	105,637
Kyushu Electric Power Co., Inc.	12,500	257,935
Lawson, Inc.	2,500	96,836
Leopalace21 Corp.	4,500	32,808
Mabuchi Motor Co., Ltd.	1,100	49,635
Marubeni Corp.	109,200	394,192
Marui Co., Ltd.	19,000	104,806
Matsui Securities Co., Ltd.	6,400	45,297
Meiji Holdings Co., Ltd.†	1,170	35,710
Minebea Co., Ltd.	19,000	73,018
Mitsubishi Chemical Holdings Corp.	39,500	149,397
Mitsubishi Corp.	69,000	1,056,479
Mitsubishi Electric Corp.	99,800	527,234
Mitsubishi Estate Co., Ltd.	40,000	520,381
Mitsubishi Heavy Industries, Ltd.	168,400	548,128
Mitsubishi Logistics Corp.	3,000	28,412
Mitsubishi Materials Corp.	91,000	262,056
Mitsubishi Rayon Co., Ltd.	23,000	47,810
Mitsubishi UFJ Financial Group, Inc.	313,011	1,698,042
Mitsubishi UFJ Lease & Finance Co., Ltd.	300	6,905
Mitsui & Co., Ltd.	82,600	869,386
Mitsui Chemicals, Inc.	25,000	74,529
Mitsui Fudosan Co., Ltd.	28,000	350,923
Mitsui Mining & Smelting Co., Ltd.†	52,000	102,292
Mitsui O.S.K. Lines, Ltd.	7,000	39,820
Mitsui Sumitomo Insurance Group Holdings, Inc.	14,200	385,165
Mizuho Financial Group, Inc.	360,600	753,231
Murata Manufacturing Co., Ltd.	10,200	410,606
Namco Bandai Holdings, Inc.	3,000	29,781
NEC Corp.†	101,800	336,512
NEC Electronics Corp.†	1,900	19,882
NGK Insulators, Ltd.	19,400	294,088
NGK Spark Plug Co., Ltd.	10,000	96,127
Nidec Corp.	5,500	301,714
Nikon Corp.	12,000	158,061
Nintendo Co., Ltd.	3,700	987,092
Nippon Building Fund, Inc.	24	194,443
Nippon Electric Glass Co., Ltd.	15,000	120,158
Nippon Express Co., Ltd.	43,400	154,466
Nippon Meat Packers, Inc.	12,400	127,370
Nippon Mining Holdings, Inc.	24,000	109,025
Nippon Oil Corp.	74,200	385,972
Nippon Paper Group, Inc.	3,400	96,532
Nippon Sheet Glass Co., Ltd.	20,000	56,175
Nippon Steel Corp.	242,000	809,775
Nippon Telegraph and Telephone Corp.	13,800	514,946
Nippon Yusen Kabushiki Kaisha	56,000	228,270
Nipponkoa Insurance Co., Ltd.	1,000	5,415
Nissan Chemical Industries, Ltd.	9,000	74,559
Nissan Motor Co., Ltd.	115,100	595,224
Nisshin Seifun Group, Inc.	8,000	82,255
Nisshinbo Industries, Inc.	2,000	20,949
Nissin Food Products Co., Ltd.	3,400	92,050
Nitto Denko Corp.	9,900	229,380
Nomura Holdings, Inc.	92,500	552,449
Nomura Real Estate Holdings, Inc.	300	4,898
Nomura Real Estate Office Fund, Inc.	1	5,161
Nomura Research Institute, Ltd.	6,300	111,409
NSK, Ltd.	32,000	141,797
NTN Corp.	25,000	82,640
NTT Data Corp.	74	193,742
NTT DoCoMo, Inc.	183	254,218
NTT Urban Development Corp.	6	4,837
Obayashi Corp.	40,000	196,309
Obic Co., Ltd.	480	64,831
OJI Paper Co., Ltd.	48,800	209,313
Olympus Corp.	7,000	113,638
Omron Corp.	11,000	163,405
Onward Kashiyama Co., Ltd.	8,000	47,942
ORACLE Corp.	2,200	77,408
Oriental Land Co., Ltd.	3,200	201,501
ORIX Corp.†	430	20,100
Osaka Gas Co., Ltd.	124,200	394,186
Panasonic Corp.	101,200	1,467,410
Panasonic Electric Works Co., Ltd.	15,000	121,375
Promise Co., Ltd.	1,300	17,110

Resona Holdings, Inc.	18,100	241,529
Ricoh Co., Ltd.	32,000	390,347
Rohm Co., Ltd.	7,000	428,007
Sanyo Electric Co., Ltd.†	78,000	128,128
Sapporo Hokuyo Holdings, Inc.†	2,000	5,759
Sapporo Holdings, Ltd.	4,000	16,589
SBI Holdings, Inc.	358	42,508
Secom Co., Ltd.	6,600	243,602
Seiko Epson Corp.	6,400	89,686
Sekisui Chemical Co., Ltd.	22,000	115,555
Sekisui House, Ltd.	49,400	424,273
Seven & I Holdings Co., Ltd.	36,500	823,489
Sharp Corp.	42,800	445,273
Shimamura Co., Ltd.	1,000	69,154
Shimano, Inc.	5,100	149,452
Shimizu Corp.	42,000	201,014
Shin-Etsu Chemical Co., Ltd.	19,048	919,372
Shinko Securities Co., Ltd.	25,000	57,798
Shinsei Bank, Ltd.†	45,000	58,862
Shionogi & Co., Ltd.	11,000	189,059
Shiseido Co., Ltd.	17,600	308,919
Showa Denko K.K.	32,000	48,023
Showa Shell Sekiyu K.K.	10,200	89,258
SMC Corp.	3,000	292,030
Softbank Corp.	45,400	713,547
Sompo Japan Insurance, Inc.	36,000	214,642
Sony Corp.	35,847	919,620
Sony Financial Holdings, Inc.	5	15,666
Stanley Electric Co., Ltd.	3,400	47,921
Sumitomo Chemical Co., Ltd.	60,400	235,794
Sumitomo Corp.	51,400	444,577
Sumitomo Electric Industries, Ltd.	31,600	305,682
Sumitomo Heavy Industries, Ltd.	22,000	91,016
Sumitomo Metal Industries, Ltd.	143,000	333,502
Sumitomo Metal Mining Co., Ltd.	47,400	528,696
Sumitomo Mitsui Financial Group, Inc.	22,800	786,047
Sumitomo Realty & Development Co., Ltd.	13,000	154,887
Suruga Bank, Ltd.	1,000	8,487
T&D Holdings, Inc.	9,150	270,919
Taiheiyo Cement Corp.	32,000	56,135
Taisei Corp.	57,000	123,687
Taisho Pharmaceutical Co., Ltd.	8,412	153,705
Takashimaya Co., Ltd.	18,000	111,884
Takeda Pharmaceutical Co., Ltd.	37,301	1,323,804
Takefuji Corp.	2,080	11,115
TDK Corp.	6,200	279,761
Teijin, Ltd.	41,800	106,810
Terumo Corp.	9,400	354,573
The 77 Bank, Ltd.	15,000	76,506
The Bank of Yokohama, Ltd.	52,000	219,347
The Chiba Bank, Ltd.	29,000	142,912
The Hachijuni Bank, Ltd.	1,000	5,881
The Hiroshima Bank, Ltd.	3,000	11,316
The Joyo Bank, Ltd.	33,000	151,916
The Kansai Electric Power Co., Inc.	43,200	880,471
The Nishi-Nippon City Bank, Ltd.	26,000	51,937
The Shizuoka Bank, Ltd.	27,000	242,020
The Sumitomo Trust & Banking Co., Ltd.	54,000	223,951
THK Co., Ltd.	1,700	23,392
Tobu Railway Co., Ltd.	43,200	225,593
Toho Co., Ltd.	3,600	47,601
Tohoku Electric Power Co., Inc.	25,200	525,106
Tokio Marine Holdings, Inc.	29,771	783,368
Tokyo Broadcasting System, Inc.	4,600	64,322
Tokyo Electric Power Co., Inc.	62,700	1,468,637
Tokyo Electron, Ltd.	10,700	486,068
Tokyo Gas Co., Ltd.	132,400	502,105
Tokyo Tatemono Co., Ltd.	10,000	33,766
Tokyu Corp.	53,000	225,715
Tokyu Land Corp.	1,000	3,326
TonenGeneral Sekiyu K.K.	16,000	152,018
Toppan Printing Co., Ltd.	20,200	151,981
Toray Industries, Inc.	55,100	242,480
Toshiba Corp.	144,000	490,610
Tosoh Corp.	23,000	52,707
Toto, Ltd.	24,200	119,994
Toyo Seikan Kaisha, Ltd.	8,800	145,179
Toyoda Gosei Co., Ltd.	600	11,687
Toyota Industries Corp.	4,550	120,647
Toyota Motor Corp.	125,100	4,883,746
Trend Micro, Inc.	5,500	166,472
Uni-Charm Corp.	1,700	118,424
UNY Co., Ltd.	7,000	50,892
Ushio, Inc.	2,000	25,897
USS Co., Ltd.	1,220	55,050
West Japan Railway Co.	22	67,370
Yahoo! Japan Corp.	871	217,353
Yakult Honsha Co., Ltd.	4,600	78,735
Yamada Denki Co., Ltd.	5,170	238,002
Yamaha Corp.	5,700	64,849
Yamaha Motor Co., Ltd.	1,800	18,927
Yamato Transport Co., Ltd.	12,000	133,360
Yamazaki Baking Co., Ltd.	4,000	40,722
Yokogawa Electric Corp.	11,400	58,260

		70,629,509

LUXEMBOURG — 0.2%
ArcelorMittal	26,384	628,356

MAURITIUS — 0.0%
Golden Agri-Resources, Ltd.	349,983	87,466

MEXICO — 0.1%
Desarrolladora Homex SAB de CV ADR†	4,500	83,655
Urbi, Desarrollos Urbanos, SA de CV†	24,500	26,974
Wal-Mart de Mexico SAB de CV, Series V	87,520	237,722

		348,351

NETHERLANDS — 2.5%
Aegon NV	44,832	231,337
Akzo Nobel NV	7,033	296,841
ASML Holding NV	20,561	423,298
European Aeronautic Defense and Space Co.	8,740	127,203

Fugro NV	3,763	135,997
Heineken NV	29,146	870,754
ING Groep NV	28,925	271,186
James Hardie Industries NV CDI	22,203	74,226
Koninklijke (Royal) KPN NV	64,315	775,132
Koninklijke Ahold NV	65,738	724,700
Koninklijke DSM NV	4,295	134,197
Koninklijke Philips Electronics NV	33,664	612,882
Reed Elsevier NV	18,448	204,007
SBM Offshore NV	9,394	152,879
STMicroelectronics NV	38,125	252,720
TNT NV	19,598	364,577
Unilever NV	61,427	1,221,142
Wolters Kluwer NV	11,033	182,764

		7,055,842

NEW ZEALAND — 0.0%
Nufarm, Ltd.	7,082	68,093

NORWAY — 1.0%
Aker Solutions ASA	21,000	129,066
DnB NOR ASA†	19,793	125,868
Norsk Hydro ASA†	34,611	155,519
Orkla ASA	44,860	326,273
StatoilHydro ASA	41,038	780,099
Telenor ASA†	48,146	302,139
Yara International ASA	41,413	1,129,116

		2,948,080

PORTUGAL — 0.2%
Brisa-Auto Estradas de Portugal SA	12,451	85,285
Energias de Portugal SA	83,139	304,043
Portugal Telecom SGPS SA	24,661	189,574
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	14,500	79,618

		658,520

RUSSIA — 0.3%
LUKOIL ADR	3,200	142,720
Mining & Metallurgical Co. Norilsk Nickel ADR	7,955	66,265
Mobile Telesystems OJSC ADR†	1,300	43,082
NovaTek OAO GDR	533	18,922
Gazprom OAO ADR†	15,600	278,928
Rosneft OAO Co. GDR†	10,350	54,337
Polyus Gold Co. ADR	1,592	35,979
Surgutneftegaz ADR†	9,900	70,785
Tatneft GDR	773	48,313
Vimpel-Communications ADR†	3,350	31,557
VTB Bank OJSC GDR†	17,783	32,721
Wimm-Bill-Dann Foods ADR†	3,000	134,010

		957,619

SINGAPORE — 2.2%
Ascendas Real Estate Investment Trust	79,000	71,503
CapitaLand, Ltd.	134,000	249,807
CapitaMall Trust	95,004	80,213
City Developments, Ltd.	48,983	214,394
ComfortDelgro Corp., Ltd.	139,481	133,781
Cosco Corp. (Singapore), Ltd.	11,000	7,578
DBS Group Holdings, Ltd.	94,947	609,251
Fraser and Neave, Ltd.	79,000	139,804
Jardine Cycle & Carriage, Ltd.	12,025	115,986
Keppel Corp., Ltd.	103,000	416,035
Olam International, Ltd.	107,000	127,923
Oversea-Chinese Banking Corp.	195,901	778,046
Parkway Holdings, Ltd.	37,000	30,240
SembCorp Industries, Ltd.	83,370	153,732
SembCorp Marine, Ltd.	74,800	106,605
Singapore Airlines, Ltd.	51,810	374,446
Singapore Exchange, Ltd.	69,008	292,253
Singapore Press Holdings, Ltd.	104,952	205,580
Singapore Telecommunications, Ltd.	594,560	1,028,081
United Overseas Bank, Ltd.	93,059	722,849
United Overseas Land, Ltd.	41,315	61,952
Wilmar International, Ltd.	69,000	166,849

		6,086,908

SPAIN — 4.3%
ACS Actividades de Construccion y Servicios SA	9,641	484,090
Banco Bilbao Vizcaya Argentaria SA	119,833	1,312,802
Banco Popular Espanol SA	71,730	596,958
Banco Santander SA	275,625	2,651,219
Gas Natural SDG SA	836	13,384
Iberdrola SA(Barcelona)	63,539	504,411
Iberdrola SA (London)†	40,524	321,168
Indra Sistemas SA	2,623	52,127
Industria de Diseno Textil SA	10,781	462,022
Mapfre SA	17,443	50,081
Repsol YPF SA	31,281	598,883
Telefonica SA	255,994	4,880,747
Union Fenosa SA	12,095	113,620
Zardoya Otis SA	3,757	77,297

		12,118,809

SWEDEN — 2.1%
Alfa Laval AB	10,443	93,793
Assa Abloy AB, Class B	9,080	108,077
Atlas Copco AB, Class A	43,910	413,481
Atlas Copco AB, Class B	13,310	111,684
Electrolux AB, Class B†	6,100	69,763
Getinge AB, Class B	14,883	174,374
Hennes & Mauritz AB, Class B	16,469	742,137
Holmen AB	1,750	39,049
Husqvarna AB, Class B†	6,100	30,408
Investor AB, Class B	19,085	278,766
Lundin Petroleum AB†	18,859	124,838
Modern Times Group AB, Class B	3,028	82,999
Nordea Bank AB	49,395	372,104
Sandvik AB	32,670	217,276
Skanska AB, Class B	10,604	115,671
SKF AB, Class B	11,400	126,480
Ssab Svenskt Stal AB, Class A	4,852	46,896
Svenska Cellulosa AB, Class B	18,931	184,736
Svenska Handelsbanken AB, Class A	13,556	238,871
Swedish Match AB†	12,799	184,165
Tele2 AB, Class B	5,364	51,344

Telefonaktiebolaget LM Ericsson, Class B	171,900	1,517,202
TeliaSonera AB	68,488	324,376
Volvo AB, Class A	14,225	94,605
Volvo AB Class B	35,329	233,862

		5,976,597

SWITZERLAND — 7.8%
ABB, Ltd.†	56,566	811,307
Baloise Holding AG	996	73,914
Compagnie Financiere Richemont SA	16,600	299,610
Credit Suisse Group AG	28,578	1,116,729
Geberit AG	1,310	140,601
Givaudan SA	215	136,947
Holcim, Ltd.†	10,369	531,010
Julius Baer Holding AG	8,788	292,587
Logitech International SA†	10,861	146,640
Lonza Group AG	1,544	142,313
Nestle SA	206,804	6,769,350
Nobel Biocare Holding AG	17,086	351,196
Novartis AG	101,036	3,841,909
Roche Holding AG	30,404	3,849,282
Schindler Holding AG	2,797	147,894
Straumann AG	1,564	287,764
Sulzer AG	837	45,981
Swatch Group AG	1,614	46,736
Swiss Life Holding AG†	737	57,696
Swiss Reinsurance	10,556	254,154
Swisscom AG	823	215,602
Syngenta AG	7,232	1,552,407
Swatch Group AG, Class B	1,039	145,925
UBS AG†	28,789	402,317
Zurich Financial Services AG	2,089	392,048

		22,051,919

THAILAND — 0.0%
Univest Land PCL†(2)	22,500	0

UNITED KINGDOM — 18.9%
3i Group PLC	17,162	81,497
AMEC PLC	10,063	92,595
Anglo American PLC	25,733	564,930
Antofagasta PLC	96	838
Associated British Foods PLC	66	701
AstraZeneca PLC	64,986	2,292,867
Aviva PLC	77,916	363,661
BAE Systems PLC	99,122	525,324
Balfour Beatty PLC	15,490	77,281
Barclays PLC	221,299	921,570
Berkeley Group Holdings PLC†	2,361	34,246
BG Group PLC	116,836	1,889,155
BHP Billiton PLC	41,820	880,977
BP PLC	640,754	4,573,612
British Airways PLC	20,325	44,470
British American Tobacco PLC	94,799	2,298,547
British Land Co. PLC	102	650
British Sky Broadcasting Group PLC	66,317	477,531
BT Group PLC	347,370	483,049
Bunzl PLC	11,290	91,610
Burberry Group PLC	14,191	85,233
Cable & Wireless PLC	533	1,183
Cadbury PLC	51,884	389,529
Cairn Energy PLC†	26	824
Carnival PLC	4,950	137,302
Centrica PLC	97,273	326,655
Cobham PLC	33,043	86,277
Compass Group PLC	59,663	285,970
Daily Mail & General Trust	10,727	52,526
Diageo PLC	130,885	1,574,168
Drax Group PLC	128	977
Experian PLC	15,925	106,014
FirstGroup PLC	15,404	75,884
Friends Provident PLC	60,395	57,360
G4S PLC	7,546	21,087
GlaxoSmithKline PLC	238,699	3,704,220
Hammerson PLC	58	272
Hays PLC	10,072	13,447
Home Retail Group PLC	15,876	59,126
HSBC Holdings PLC	670,490	4,766,025
ICAP PLC	2,089	11,566
IMI PLC	12,320	65,293
Imperial Tobacco Group PLC	36,693	841,910
Intercontinental Hotels Group PLC	9,836	94,144
International Power PLC	13,434	49,386
Invensys PLC†	22,855	67,486
Investec PLC	4,214	20,416
ITV PLC	942	446
J Sainsbury PLC	43,313	211,768
Johnson Matthey PLC	6,065	108,205
Kingfisher PLC	22,769	62,685
Ladbrokes PLC	16,149	56,321
Land Securities Group PLC	95	791
Legal & General Group PLC	203,192	175,245
Liberty International PLC	48	284
Liberty International PLC (Subscription Shares)	12	16
Lloyds Banking Group PLC	295,040	488,843
LogicaCMG PLC	42,054	47,904
London Stock Exchange Group PLC	940	10,415
Lonmin PLC	35	745
Man Group PLC, Class B	87,518	328,206
Marks & Spencer Group PLC	32,435	162,541
Meggitt PLC	14,903	39,739
National Grid PLC	115,873	967,647
Next PLC	5,067	122,557
Old Mutual PLC	80,201	81,035
Pearson PLC	26,281	274,679
Prudential PLC	58,357	339,494
Reckitt Benckiser Group PLC	60,484	2,386,350
Reed Elsevier PLC	35,914	268,038
Rexam PLC	18,183	85,135
Rio Tinto PLC	19,229	789,103
Rolls-Royce Group PLC†	57,909	289,557
Rolls-Royce Group PLC C Shares	4,968,592	7,350
Royal & Sun Alliance Insurance Group PLC	84,416	163,844
Royal Bank of Scotland Group PLC†	523,054	323,440
Royal Dutch Shell PLC, Class A	133,809	3,113,757
Royal Dutch Shell PLC, Class B	91,027	2,096,667
SABMiller PLC	37,757	637,873
Schroders PLC	2,666	32,597
Scottish and Southern Energy PLC	49,429	810,200

Segro PLC	83	29
Serco Group PLC	3,023	16,424
Severn Trent PLC	16,534	256,336
Shire PLC	94	1,183
Smith & Nephew PLC	78,749	559,769
Smiths Group PLC	13,602	147,596
Stagecoach Group PLC	15,281	29,670
Standard Chartered PLC	63,029	986,499
Standard Life PLC	20,299	57,146
Tate & Lyle PLC	27,997	114,312
Tesco PLC	243,790	1,216,113
The Capita Group PLC	4,183	42,358
The Sage Group PLC	77,360	212,291
Thomson Reuters PLC	7,787	202,171
Tomkins PLC	30,859	79,547
Tullow Oil PLC	132	1,575
Unilever PLC	58,180	1,141,269
United Business Media, Ltd.	8,748	59,627
United Utilities Group PLC	6,184	46,519
Vedanta Resources PLC	30	477
Vodafone Group PLC	2,221,891	4,098,829
Whitbread PLC	5,636	78,415
William Morrison Supermarkets PLC	308	1,124
Wolseley PLC†	1,794	32,537
WPP PLC	82,874	571,927
Xstrata PLC	12,728	114,387

		53,140,998

UNITED STATES — 0.3%
Synthes, Inc.	7,285	740,404

TOTAL COMMON STOCK (cost $325,048,053)		257,274,571

Preferred Stock — 0.9%

BRAZIL — 0.7%
Banco Bradesco SA	21,777	269,508
Banco Itau Holding Financeira SA	21,095	292,966
Bradespar SA	2,527	31,066
Centrais Eletricas Brasileiras SA, Class B	11,630	150,784
Cia Energetica de Minas Gerais	7,380	89,850
Companhia Vale do Rio Doce, Class A	21,887	304,765
Gerdau SA	6,888	49,403
Itausa — Investimentos Itau SA	26,001	111,419
Metalurgica Gerdau SA	3,161	29,632
Petroleo Brasileiro SA	35,244	475,620
Sadia	40,234	76,647
Tele Norte Leste Participacoes SA	6,080	94,771
Usinas Siderurgicas de Minas Gerais SA, Class A	3,467	51,001

		2,027,432

GERMANY — 0.2%
Henkel AG & Co KGaA	6,595	179,141
Porsche Automobil Holding SE	2,618	189,093
RWE AG	889	55,307
Volkswagen AG	1,728	109,743

		533,284

TOTAL PREFERRED STOCK (cost $3,062,701)		2,560,716

Rights† — 0.0%

AUSTRALIA — 0.0%
Onesteel, Ltd, Expires 05/06/09	17,248	5,390

BELGIUM — 0.0%
Fortis Expires 07/04/04	52,602	0

JAPAN — 0.0%
Dowa Mining Co., Ltd. Expires 01/29/10	23,000	4,548

TOTAL RIGHTS (cost $0)		9,938

Warrants† — 0.0%

IJM Land Bhd Expires 09/13/2011 (cost $0)	21,160	2,318

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $328,110,754)		259,847,543

Repurchase Agreement — 5.7%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 04/30/09, to be repurchased 05/01/09 in the amount of $15,962,004 and collateralized by United States Treasury Bills bearing interest at 0.12% due 05/21/09 and having an approximate value of $16,285,000 (cost $15,962,000)	$15,962,000	15,962,000

TOTAL INVESTMENTS — (cost $344,072,754)(1)	97.9%	275,809,543
Other assets less liabilities	2.1	5,916,599

NET ASSETS —	100.0%	$281,726,142

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

(2)	Fair valued securities; see Note 1
ADR — American Depository Receipt
GDR — Global Depository Receipt
PPS — Price Protected Shares
REIT — Real Estate Investment Trust

Open Futures Contracts
				Value as of	Unrealized
Number of		Expiration	Value at	April 30,	Appreciation
Contracts	Description	Date	Trade Date	2009	(Depreciation)

16 Long	DAX Index Future	June 2009	$2,327,491	$2,543,397	$215,906
74 Long	Financial Times Stock Exch. 100 Index	June 2009	4,128,282	4,613,110	484,828
90 Long	Hang Seng China Enterprises Index	May 2009	5,047,025	5,252,995	205,970
402 Long	Hang Seng Index	May 2009	2,754,813	2,803,548	48,735
40 Long	MSCI Taiwan Stock Index	May 2009	838,432	931,200	92,768
43 Long	Toyko Price Index	June 2009	3,265,485	3,675,662	410,177

					$1,458,384

Open Forward Foreign Currency Contracts
Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Appreciation

* EUR	17,171,522	USD	22,787,734	5/14/2009	$68,798
HKD	70,376,570	USD	9,081,551	5/14/2009	88

					$68,886

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Depreciation

* GBP	8,743,571	USD	12,929,043	5/14/2009	$(5,624)
JPY	786,468,495	USD	7,875,317	5/14/2009	(100,196)
SGD	3,402,601	USD	2,271,732	5/14/2009	(26,478)
* USD	9,467,899	GBP	6,352,411	5/14/2009	(70,558)
USD	10,620,243	AUD	14,586,743	5/14/2009	(26,584)
* USD	40,018,013	EUR	30,173,410	5/14/2009	(96,813)

					(326,253)

Net Unrealized Appreciation (Depreciation)					$(257,367)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar	JPY	SGD
EUR — Euro Dollar	HKD	USD — United States Dollar
GBP — British Pound

Industry Allocation*
Medical-Drugs	7.6%
Oil Companies-Integrated	7.0
Banks-Commercial	6.0
Repurchase Agreements	5.7
Diversified Banking Institutions	4.4
Electric-Integrated	4.0
Food-Misc.	3.8
Telephone-Integrated	3.8
Auto-Cars/Light Trucks	3.5
Diversified Minerals	2.5
Chemicals-Diversified	1.9
Real Estate Operations & Development	1.9
Cellular Telecom	1.6
Food-Retail	1.4
Electronic Components-Misc.	1.4
Tobacco	1.4
Wireless Equipment	1.3
Import/Export	1.1
Gas-Distribution	1.1
Diversified Operations	1.1
Steel-Producers	1.1
Transport-Rail	1.1
Audio/Video Products	1.0
Agricultural Chemicals	1.0
Soap & Cleaning Preparation	0.9
Diversified Manufacturing Operations	0.9
Brewery	0.9
Medical Products	0.8
Multimedia	0.8
Office Automation & Equipment	0.8
Telecom Services	0.7
Enterprise Software/Service	0.7
Retail-Apparel/Shoe	0.7
Machinery-General Industrial	0.7
Beverages-Wine/Spirits	0.7
Insurance-Multi-line	0.6
Insurance-Property/Casualty	0.6
Metal-Diversified	0.6
Cosmetics & Toiletries	0.6
Insurance-Life/Health	0.5
Auto/Truck Parts & Equipment-Original	0.5
Electric Products-Misc.	0.5
Building & Construction-Misc.	0.5
Machinery-Construction & Mining	0.4
Building Products-Cement	0.4
Finance-Other Services	0.4
Engineering/R&D Services	0.4
Industrial Gases	0.4
Building-Heavy Construction	0.4
Real Estate Investment Trusts	0.4
Photo Equipment & Supplies	0.4
Retail-Misc./Diversified	0.4
Aerospace/Defense	0.4
Toys	0.4
Finance-Investment Banker/Broker	0.4
Electric-Transmission	0.3
Retail-Major Department Stores	0.3
Semiconductor Equipment	0.3
Building-Residential/Commercial	0.3
Power Converter/Supply Equipment	0.3
Apparel Manufacturers	0.3
Rubber-Tires	0.3
Oil Refining & Marketing	0.3
Transport-Services	0.3
Paper & Related Products	0.3
Investment Companies	0.3
Building & Construction Products-Misc.	0.3
Distribution/Wholesale	0.3
Real Estate Management/Services	0.3
Water	0.3
Oil-Field Services	0.3
Oil Companies-Exploration & Production	0.3
Transport-Marine	0.3
Computers-Integrated Systems	0.3
Electronic Components-Semiconductors	0.2
Airlines	0.2
Industrial Automated/Robotic	0.2
Electronic Measurement Instruments	0.2
Hotels/Motels	0.2
Retail-Jewelry	0.2
Metal Processors & Fabrication	0.2
Cable/Satellite TV	0.2
Textile-Products	0.2
Gold Mining	0.2
Food-Wholesale/Distribution	0.2
Publishing-Books	0.2
Insurance-Reinsurance	0.2
Machinery-Electrical	0.2
Food-Catering	0.2
Retail-Automobile	0.2
Machinery-Farming	0.2
Building Products-Doors & Windows	0.1
Athletic Footwear	0.1
Building Products-Air & Heating	0.1
Transport-Truck	0.1
Printing-Commercial	0.1
Food-Meat Products	0.1
Agricultural Operations	0.1
Computer Services	0.1
Chemicals-Specialty	0.1
Telecommunication Equipment	0.1
Non-Ferrous Metals	0.1
Computers-Memory Devices	0.1
Optical Supplies	0.1
Oil & Gas Drilling	0.1
Security Services	0.1
Publishing-Newspapers	0.1
Mining	0.1
Publishing-Periodicals	0.1
Machine Tools & Related Products	0.1
Retail-Consumer Electronics	0.1
Retail-Hypermarkets	0.1
Aerospace/Defense-Equipment	0.1
Metal-Aluminum	0.1
Containers-Metal/Glass	0.1
Dialysis Centers	0.1
Web Portals/ISP	0.1
Food-Dairy Products	0.1
Applications Software	0.1
Resorts/Theme Parks	0.1
Gambling (Non-Hotel)	0.1
Television	0.1
Circuit Boards	0.1
Medical Instruments	0.1
Retail-Convenience Store	0.1
Internet Security	0.1
Steel Pipe & Tube	0.1
Bicycle Manufacturing	0.1
Containers-Paper/Plastic	0.1
Computers-Periphery Equipment	0.1
Coal	0.1
Cruise Lines	0.1
Electronic Connectors	0.1
Medical-Biomedical/Gene	0.1

97.9%

*	Calculated as a percentage of net assets
See Notes to Portfolio of Investments

SunAmerica Series Trust
Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2009
(unaudited)

	Shares/
Common Stock — 93.2%	Principal	Market Value
	Amount	(Note 1)

Brazil — 14.8%
Banco Bradesco SA	138,900	$1,718,998
Cia Energetica de Minas Gerais ADR	150,641	2,267,147
Cia Vale do Rio Doce ADR	426,077	6,451,682
CPFL Energia SA	1	15
Itau Unibanco Holding SA ADR	426,797	5,859,923
Petroleo Brasileiro SA ADR	326,310	9,541,990
Usinas Siderurgicas de Minas Gerais SA, Class A	197,844	2,910,334

		28,750,089

Cayman Islands — 1.4%
Perfect World Co., Ltd. ADR†	106,000	1,924,960
Real Gold Mining, Ltd.†(1)	1,055,000	782,737

		2,707,697

Chile — 2.2%
Empresa Nacional de Telecomunicaciones SA	168,403	1,968,441
Enersis SA ADR	148,800	2,230,512

		4,198,953

China — 13.9%
Bank of China, Ltd.	4,358,000	1,630,725
China Construction Bank Corp.	7,030,000	4,109,122
China Life Insurance Co., Ltd.	1,039,000	3,686,750
China National Materials Co., Ltd.	1,853,000	1,434,571
China Petroleum & Chemical Corp.	4,452,000	3,492,643
China Shenhua Energy Co., Ltd.	836,500	2,363,772
Huaneng Power International, Inc.	3,088,000	2,111,780
Industrial & Commercial Bank of China	8,959,000	5,178,847
Ping An Insurance Group Co. of China Ltd.	144,000	899,297
Sohu.com, Inc.†	39,311	2,050,069

		26,957,576

Czech Republic — 0.7%
Komercni Banka AS	10,590	1,429,705

Egypt — 0.7%
Commercial International Bank	209,397	1,436,863

Hong Kong — 4.1%
China Mobile, Ltd.	468,000	4,082,142
China Overseas Land & Investment, Ltd.	866,000	1,521,915
CNOOC, Ltd.	1,117,000	1,251,032
Denway Motors, Ltd.	2,474,000	1,037,477

		7,892,566

India — 2.9%
Infosys Technologies, Ltd.	60,439	1,803,446
IVRCL Infrastructures & Projects, Ltd.	498,962	1,580,603
State Bank of India, Ltd.	87,929	2,269,002

		5,653,051

Indonesia — 2.5%
Bank Rakyat Indonesia	4,825,500	2,644,110
Telekomunikasi Indonesia Tbk PT	1,425,500	1,057,173
Telekomunikasi Indonesia Tbk PT ADR	39,948	1,148,105

		4,849,388

Israel — 1.5%
Teva Pharmaceutical Industries, Ltd. ADR	64,255	2,820,152

Malaysia — 0.8%
Tenaga Nasional Bhd	777,900	1,606,057

Mexico — 5.0%
America Movil SAB de CV, Series L ADR	196,274	6,447,601
Desarrolladora Homex SAB de CV ADR†	177,197	3,294,092

		9,741,693

Peru — 0.9%
Cia de Minas Buenaventura SA ADR	77,800	1,646,248

Russia — 5.8%
Gazprom OAO	571,875	2,590,594
LUKOIL	99,318	4,479,242
Mobile Telesystems OJSC ADR†	58,303	1,932,161
Rosneft Oil Co. GDR†	432,095	2,268,499

		11,270,496

South Africa — 9.5%
ABSA Group, Ltd.	285,519	3,319,675
Anglo Platinum, Ltd.	40,082	2,168,002
AngloGold Ashanti Ltd.	32,780	1,013,499
Aveng, Ltd.	732,162	2,827,481
MTN Group, Ltd.	346,282	4,539,392
Murray & Roberts Holdings, Ltd.	267,919	1,510,851
Steinhoff International Holdings, Ltd.	2,562,067	3,092,333

		18,471,233

South Korea — 11.4%
Hyundai Department Store Co., Ltd.	46,635	2,889,698
Hyundai Mobis	45,868	3,510,708
LG Display Co., Ltd. ADR	145,291	1,785,626
LG Fashion Corp.	64,090	1,083,985
POSCO	11,986	3,708,840
Samsung Electronics Co., Ltd.	11,559	5,333,537
Shinhan Financial Group Co., Ltd.†	157,586	3,893,590

		22,205,984

Taiwan — 7.6%
Global Unichip Corp.	242,000	1,104,872
Greatek Electronics, Inc.	1,378,284	1,121,014
HON HAI Precision Industry Co., Ltd.	1,209,000	3,494,653
HTC Corp.	111,000	1,503,560
Taiwan Semiconductor Manufacturing Co., Ltd.	2,401,540	4,008,194
Wistron Corp.	1,516,000	1,920,583
Yuanta Financial Holding Co., Ltd.	2,683,000	1,573,774

		14,726,650

Turkey — 1.8%
Turkiye Garanti Bankasi AS†	1,647,778	3,459,793

United Arab Emirates — 2.5%
Air Arabia	9,634,907	2,387,021
Arabtec Holding Co.†	1,901,653	1,097,575
DP World, Ltd.	5,082,578	1,372,296

		4,856,892

United Kingdom — 1.0%
Wellstream Holdings PLC	243,650	1,874,306

United States — 2.2%
iShares MSCI Taiwan Index Fund	419,900	4,291,378

Total Common Stock
(cost $188,964,065)		180,846,771

Equity Certificates — 1.8%

Citigroup Global Markets Holdings Inc. — Qatar National Bank(1)	39,658	1,105,070
Citigroup Global Markets Holdings Inc. — Qatar Telecom QSC(1)	83,164	2,389,302

Total Equity Certificates
(cost $4,239,270)		3,494,372

Warrants — 0.6%†

Merrill Lynch International, Inc. — Aldar Properties
Expires 01/12/10 (strike price $3.67) (cost $839,234)(1)	1,235,622	1,130,323

Total Long-Term Investment Securities
(cost $194,042,569)		185,471,465

Repurchase Agreement — 4.9%

Agreement with Banc of America Securities LLC, bearing interest at 0.10% dated 04/30/09 to be repurchased 05/01/09 in the amount of $9,435,026 and collateralized by $9,615,000 of Federal Home Loan Bank Notes due 04/30/10 and having an approximate value of $9,603,664 (cost $9,435,000)	$9,435,000	9,435,000

TOTAL INVESTMENTS — (cost $203,477,569)(2)	100.5%	194,906,465
Liabilities in excess of other assets	(0.5)	(935,042)

NET ASSETS —	100.0%	$193,971,423

†	Non-income producing security

(1)	Illiquid Security. At April 30, 2009, the aggregate value of these securities was $5,407,431 representing 2.8% of net assets.

(2)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt

GDR	— Global Depository Receipt
Equity Swap Contracts #

					Gross
	Notional amount	Termination	Fixed Payments Received	Total Return Received (Paid)	Unrealized
Swap Counterparty	(000’s)	Date	(Paid) by Portfolio	by Portfolio	Appreciation
			(1 month USD-LIBOR-BBA)
Merrill Lynch	317	9/22/2009	minus 1.00%	Aldar Properties PJSC	$22,203

					Gross
	Notional amount	Termination	Fixed Payments Received	Total Return Received (Paid)	Unrealized
Swap Counterparty	(000’s)	Date	(Paid) by Portfolio	by Portfolio	(Depreciation)
			(1 month USD-LIBOR-BBA)
Merrill Lynch	388	10/14/2009	minus 1.00%	Qatar National Bank	$(378)

			(1 month USD-LIBOR-BBA)
Merrill Lynch	127	10/14/2009	minus 1.00%	Qatar National Bank	(124)

			(1 month USD-LIBOR-BBA)
Merrill Lynch	1,514	10/19/2009	minus 0.40%	Aldar Properties PJSC	(206,277)

					(206,779)

Net Unrealized Appreciation (Depreciation)					$(184,576)

#	Fair valued security; See Note 1
USD — United States Dollar
LIBOR — London Interbank Offered Rate
BBA — British Banker’s Association
See Notes to Portfolio of Investments

Industry Allocation*
Banks-Commercial	17.0%
Oil Companies-Integrated	10.2
Cellular Telecom	8.8
Repurchase Agreements	4.9
Steel-Producers	3.4
Diversified Minerals	3.3
Semiconductor Components-Integrated Circuits	3.2
Electric-Integrated	3.1
Diversified Financial Services	2.8
Electronic Components-Semiconductors	2.8
Electronic Components-Misc.	2.7
Finance-Investment Banker/Broker	2.4
Building & Construction-Misc.	2.2
Index Fund	2.2
Oil Companies-Exploration & Production	2.0
Insurance-Life/Health	1.9
Auto/Truck Parts & Equipment-Original	1.8
Building-Residential/Commercial	1.7
Home Furnishings	1.6
Retail-Major Department Stores	1.5
Medical-Generic Drugs	1.5
Building-Heavy Construction	1.4
Mining	1.3
Airlines	1.2
Coal	1.2
Telecom Services	1.1
Platinum	1.1
Electric-Generation	1.1
Web Portals/ISP	1.1
Telephone-Integrated	1.0
Internet Content-Entertainment	1.0
Computers	1.0
Oil Field Machinery & Equipment	1.0
Applications Software	0.9
Real Estate Operations & Development	0.8
Computers-Integrated Systems	0.8
Machinery-Construction & Mining	0.7
Warehousing & Harbor Transportation Services	0.7
Textile-Apparel	0.6
Auto-Cars/Light Trucks	0.5
Gold Mining	0.5
Insurance-Multi-line	0.5

100.5%

*	Calculated as a percentage of net assets

SUNAMERICA SERIES TRUST
FOREIGN VALUE PORTFOLIO
Portfolio of Investments — April 30, 2009
(unaudited)

Common Stock — 95.3%	Shares/ Principal	Market Value
	Amount	(Note 1)

AUSTRALIA — 1.5%
Alumina, Ltd. (1)	572,315	$535,718
Brambles, Ltd.	692,001	2,977,237
Qantas Airways, Ltd.	1,154,648	1,661,498

		5,174,453

AUSTRIA — 0.9%
Telekom Austria AG	228,850	3,030,941

BRAZIL — 2.4%
Cia Vale do Rio Doce ADR	139,750	1,918,768
Empressa Brasileira de Aeronautica SA ADR	109,830	1,781,443
Petroleo Brasileiro SA ADR	172,830	4,662,953

		8,363,164

CANADA — 1.7%
Jean Coutu Group, Inc., Class A	299,800	2,293,785
Loblaw Cos., Ltd.	128,900	3,472,836

		5,766,621

CHINA — 1.6%
China Telecom Corp., Ltd.	10,668,000	5,299,553

DENMARK — 0.4%
Vestas Wind Systems A/S†	20,443	1,348,972

FRANCE — 11.9%
Accor SA†	42,086	1,794,137
AXA SA	128,604	2,168,637
Compagnie Generale des Etablissements Michelin, Class B	83,825	4,324,890
Credit Agricole SA	208,610	3,091,332
France Telecom SA	449,090	10,023,999
GDF Suez	73,437	2,652,590
Sanofi-Aventis	123,768	7,167,661
Suez Environnement SA†	19,234	295,457
Total SA	126,700	6,428,030
Vivendi	106,780	2,892,013

		40,838,746

GERMANY — 11.2%
Bayerische Motoren Werke AG	133,050	4,621,008
Celesio AG	232,726	5,169,971
Deutsche Post AG (Sweden)	246,453	2,853,216
E.ON AG	166,398	5,644,931
Merck KGaA	46,640	4,193,151
Muenchener Rueckversicherungs AG	35,420	4,903,400
Rhoen-Klinikum AG	22,402	471,870
SAP AG	134,040	5,147,534
Siemens AG	80,540	5,437,882

		38,442,963

HONG KONG — 2.2%
Cheung Kong Holdings, Ltd.	257,000	2,699,312
Hutchison Whampoa, Ltd.	401,000	2,369,765
Swire Pacific, Ltd., Class A	298,500	2,343,691

		7,412,768

IRELAND — 1.1%
CRH PLC	149,155	3,891,681

ISRAEL — 1.3%
Check Point Software Technologies, Ltd.†	186,620	4,323,985

ITALY — 4.0%
ENI SpA	159,856	3,479,264
Intesa Sanpaolo SpA	555,386	1,791,150
Mediaset SpA	420,719	2,381,084
Telecom Italia SpA (Milan)	4,388,436	3,948,310
UniCredit SpA	851,844	2,106,502

		13,706,310

JAPAN — 6.0%
FUJIFILM Holdings Corp.	138,600	3,513,486
Nintendo Co., Ltd.	16,900	4,508,609
Olympus Corp.	111,000	1,801,977
Promise Co., Ltd.	102,950	1,354,990
Sony Corp.	114,300	2,932,255
Takeda Pharmaceutical Co., Ltd.	53,600	1,902,251
Toyota Motor Corp.	113,300	4,423,089

		20,436,657

NETHERLANDS — 5.7%
Akzo Nobel NV	104,700	4,419,060
ING Groep NV	116,568	1,092,881
Koninklijke Philips Electronics NV	149,189	2,716,113
Randstad Holding NV†	191,296	4,414,128
Reed Elsevier NV	151,663	1,677,160
SBM Offshore NV	101,800	1,656,706
Unilever NV	182,807	3,634,125

		19,610,173

NORWAY — 1.1%
Aker Solutions ASA	95,120	584,607
Telenor ASA†	501,580	3,147,648

		3,732,255

PORTUGAL — 2.5%
Banco Espirito Santo SA	1,119,416	5,509,688
Portugal Telecom SGPS SA	409,647	3,149,042

		8,658,730

RUSSIA — 0.8%
OAO Gazprom ADR	82,400	1,473,312
OAO Gazprom ADR (London)	68,200	1,219,416

		2,692,728

SINGAPORE — 2.7%
DBS Group Holdings, Ltd.	996,950	6,397,180
Singapore Telecommunications, Ltd.	1,582,000	2,735,508

		9,132,688

SOUTH KOREA — 3.6%
Hyundai Motor Co.	70,360	3,756,555
KB Financial Group, Inc. ADR†	73,720	2,350,194
Samsung Electronics Co., Ltd. GDR†*	27,113	6,154,651

		12,261,400

SPAIN — 3.6%
Banco Santander SA	251,618	2,420,297
Telefonica SA	510,815	9,739,130

		12,159,427

SWEDEN — 0.6%
Loomis AB, Series B	47,818	408,670
Niscayah Group AB	239,090	318,020
Telefonaktiebolaget LM Ericsson, Class B	160,694	1,418,297

		2,144,987

SWITZERLAND — 6.9%
Adecco SA	49,870	1,975,837
Lonza Group AG	63,616	5,863,585
Nestle SA	115,100	3,767,588
Novartis AG	171,960	6,538,804
Roche Holding AG	21,280	2,694,143
Swiss Reinsurance	67,985	1,636,858
UBS AG†	77,966	1,089,550

		23,566,365

TAIWAN — 2.4%
Compal Electronics, Inc. GDR†*	800,310	3,399,808
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	471,030	4,978,787

		8,378,595

THAILAND — 0.4%
Advanced Info Service Public Co., Ltd.	633,200	1,417,679

UNITED KINGDOM — 18.8%
Aviva PLC	381,970	1,782,786
BAE Systems PLC	738,961	3,916,322
BP PLC	948,992	6,773,771
British Sky Broadcasting Group PLC	444,783	3,202,763
Cadbury PLC	133,370	1,001,301
Compass Group PLC	679,028	3,254,643
G4S PLC	1,315,070	3,674,950
GlaxoSmithKline PLC	435,897	6,764,412
HSBC Holdings PLC	315,745	2,230,571
Kingfisher PLC	803,580	2,212,311
Pearson PLC	128,281	1,340,742
Premier Foods PLC	5,517,844	2,938,614
Rentokil Initial PLC	1,361,824	1,324,608
Rexam PLC	609,860	2,855,450
Rolls-Royce Group PLC†	633,900	3,169,627
Rolls-Royce Group PLC	54,388,620	80,460
Royal Dutch Shell PLC ADR	124,868	5,681,494
Vodafone Group PLC	4,207,268	7,761,350
William Morrison Supermarkets PLC	620,660	2,265,591
Wolseley PLC†	126,854	2,300,728

		64,532,494

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $399,575,229)		326,324,335

Repurchase Agreement — 3.2%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 04/30/09, to be repurchased 05/01/09 in the amount of $10,896,003 and collateralized by zero coupon Federal Home Loan Mtg. Assoc. Notes, due 05/14/09 and having approximate value of $11,115,000 (cost $10,896,000)	$10,896,000	10,896,000

TOTAL INVESTMENTS — (cost $410,471,229) (2)	98.5%	337,220,335
Other assets less liabilities	1.5	5,247,645

NET ASSETS —	100.0%	$342,467,980

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2009, the aggregate value of these securities was $9,554,459 representing 2.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security; See Note 1

(2)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt

GDR	— Global Depository Receipt

Industry Allocation*
Telephone-Integrated	8.7%
Medical-Drugs	8.5
Oil Companies-Integrated	7.9
Banks-Commercial	6.0
Auto-Cars/Light Trucks	3.8
Telecom Services	3.3
Repurchase Agreements	3.2
Cellular Telecom	2.7
Aerospace/Defense	2.6
Food-Misc.	2.5
Insurance-Reinsurance	1.9
Human Resources	1.9
Diversified Banking Institutions	1.8
Electronic Components-Semiconductors	1.8
Chemicals-Specialty	1.7
Food-Retail	1.7
Electric-Integrated	1.6
Diversified Manufacturing Operations	1.6
Photo Equipment & Supplies	1.5
Medical-Wholesale Drug Distribution	1.5
Enterprise Software/Service	1.5
Semiconductor Components-Integrated Circuits	1.5
Diversified Operations	1.4
Toys	1.3
Chemicals-Diversified	1.3
Rubber-Tires	1.3
Applications Software	1.3
Diversified Operations/Commercial Services	1.3
Multimedia	1.2
Security Services	1.2
Building Products-Cement	1.1
Computers	1.0
Insurance-Multi-line	0.9
Food-Catering	0.9
Cable/Satellite TV	0.9
Food-Wholesale/Distribution	0.9
Audio/Video Products	0.9
Containers-Metal/Glass	0.8
Transport-Services	0.8
Electronic Components-Misc.	0.8
Real Estate Operations & Development	0.8
Oil Companies-Exploration & Production	0.8
Gas-Distribution	0.8
Television	0.7
Distribution/Wholesale	0.7
Retail-Drug Store	0.7
Retail-Building Products	0.6
Diversified Minerals	0.6
Hotels/Motels	0.5
Insurance-Life/Health	0.5
Publishing-Books	0.5
Airlines	0.5
Oil-Field Services	0.5
Wireless Equipment	0.4
Finance-Consumer Loans	0.4
Power Converter/Supply Equipment	0.4
Building-Heavy Construction	0.2
Metal-Aluminum	0.2
Medical-Hospitals	0.1
Water	0.1

98.5%

*	Calculated as a percentage of net assets
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2009 — (unaudited)
Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP’’). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (“The Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.
Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.
Senior Secured Floating Rate Loans (“Loans’’) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.
Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked to market daily based upon quotations from market makers. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “ Fair Value Measurements ” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	—	Unadjusted quoted prices in active markets for identical securities

Level 2	—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets,etc.)

Level 3	—	Significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Portfolios’ net assets as of April 30, 2009:

	Cash Management Portfolio		Corporate Bond Portfolio		Global Bond Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Unadjusted Quoted Prices	$17,004,030	$—	$2,281,122	$(1,268,156)	$15,675,283	$(368,365)
Level 2 - Other Significant Observable Inputs	697,523,458	—	791,063,979	—	211,456,897	(494,610)
Level 3 - Significant Unobservable Inputs	1,840,752	—	23,909	—	583,226	—

Total	$716,368,240	$—	$793,369,010	$(1,268,156)	$227,715,406	$(862,975)

	High-Yield Bond Portfolio		Total Return Bond Portfolio		Balanced Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Unadjusted Quoted Prices	$1,404,086	$—	$36,162,101	$1,667,638	$69,807,053	$(57,436)
Level 2 - Other Significant Observable Inputs	197,283,405	—	376,480,288	(1,326,924)	47,444,831	—
Level 3 - Significant Unobservable Inputs	19,488,718	—	2,750,119	672	7,600	—

Total	$218,176,209	$—	$415,392,508	$341,386	$117,259,484	$(57,436)

	MFS Total Return Portfolio		Telecom Utility Portfolio		Equity Index Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Unadjusted Quoted Prices	$480,876,225	$—	$29,753,441	$(102,516)	$15,108,224	$109,401
Level 2 - Other Significant Observable Inputs	224,664,786	—	2,354,333	—	844,988	—
Level 3 - Significant Unobservable Inputs	664,000	—	—	—	0	—

Total	$706,205,011	$—	$32,107,774	$(102,516)	$15,953,212	$109,401

	Growth-Income Portfolio		Equity Opportunities Portfolio		Davis Venture Value Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Unadjusted Quoted Prices	$212,215,160	$—	$92,614,525	$—	$1,157,388,119	$—
Level 2 - Other Significant Observable Inputs	3,395,000	—	549,000	—	31,860,841	—
Level 3 - Significant Unobservable Inputs	—	—	21	—	—	—

Total	$215,610,160	$—	$93,163,546	$—	$1,189,248,960	$—

	“Dogs” of Wall Street Portfolio		Alliance Growth Portfolio		Capital Growth Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Unadjusted Quoted Prices	$40,254,096	$—	$405,101,373	$—	$55,516,278	$—
Level 2 - Other Significant Observable Inputs	353,000	—	2,087,000	—	1,716,000	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—

Total	$40,607,096	$—	$407,188,373	$—	$57,232,278	$—

	MFS Massachusetts Investor
	Trust Portfolio		Fundamental Growth Portfolio		Blue Chip Growth Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Unadjusted Quoted Prices	$154,753,717	$—	$128,827,544	$—	$26,603,381	$—
Level 2 - Other Significant Observable Inputs	3,707,000	—	5,352,000	—	866,000	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—

Total	$158,460,717	$—	$134,179,544	$—	$27,469,381	$—

	Real Estate Portfolio		Small Company Value Portfolio		Mid-Cap Growth Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Unadjusted Quoted Prices	$156,190,881	$—	$97,046,477	$—	$121,008,909	$—
Level 2 - Other Significant Observable Inputs	22,946,950	—	4,086,000	—	3,803,000	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—

Total	$179,137,831	$—	$101,132,477	$—	$124,811,909	$—

	Aggressive Growth Portfolio		Growth Opportunities Portfolio		Marisco Focused Growth Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Unadjusted Quoted Prices	$51,307,992	$—	$71,063,312	$—	$65,989,957	$—
Level 2 - Other Significant Observable Inputs	630,000	—	3,460,000	—	1,091,000	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—

Total	$51,937,992	$—	$74,523,312	$—	$67,080,957	$—

	Technology Portfolio		Small & Mid Cap Value Portfolio		International Growth and Income Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Unadjusted Quoted Prices	$27,207,855	$—	$310,567,214	$—	$303,012,351	$890,247
Level 2 - Other Significant Observable Inputs	1,358,000	—	11,781,000	—	7,902,000	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—

Total	$28,565,855	$—	$322,348,214	$—	$310,914,351	$890,247

	Global Equities Portfolio		International Diversified Equities Portfolio		Emerging Markets Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Unadjusted Quoted Prices	$93,515,959	$—	$259,753,414	$1,201,017	$185,471,465	$—
Level 2 - Other Significant Observable Inputs	—	—	15,971,938	—	9,435,000	(184,576)
Level 3 - Significant Unobservable Inputs	—	—	84,191	—	—	—

Total	$93,515,959	$—	$275,809,543	$1,201,017	$194,906,465	$(184,576)

	Foreign Value Portfolio
	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1 - Unadjusted Quoted Prices	$325,788,617	$—
Level 2 - Other Significant Observable Inputs	10,896,000	—
Level 3 - Significant Unobservable Inputs	535,718	—

Total	$337,220,335	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, swap and written option contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Cash Management Portfolio		Corporate Portfolio		Global Bond Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Balance as of 01/31/09	$2,442,990	$—	$29,599	$—	$—	$—
Accured discounts/premiums	—	—	—	—	—	—
Realized gain(loss)	—	—	(99,992)	—	—	—
Change in unrealized appreciation(depreciation)	(431,894)	—	103,067	—	26,022	—
Net purchases(sales)	(170,344)	—	(8,765)	—	(78,307)	—
Transfers in and/or out of Level 3	—	—	—	—	635,511	—

Balance as of 4/30/09	$1,840,752	$—	$23,909	$—	$583,226	$—

	High-Yield Bond Portfolio		Total Return Bond Portfolio		Balanced Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Balance as of 01/31/09	$23,687,787	$—	$2,590,368	$—	$7,400	$—
Accured discounts/premiums	54,073	—	5,064	—	—	—
Realized gain(loss)	(645,219)	—	(449,367)	—	—	—
Change in unrealized appreciation(depreciation)	(267,047)	—	604,067	672	(800)	—
Net purchases(sales)	(2,004,376)	—	(13)	—	1000	—
Transfers in and/or out of Level 3	(1,336,500)	—	—	—	0	—

Balance as of 4/30/09	$19,488,718	$—	$2,750,119	$672	$7,600	$—

	MFS Total Return Portfolio		Equity Index Portfolio		Equity Opportunities Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Balance as of 01/31/09	$1,027,000	$—	$0	$—	$0	$—
Accured discounts/premiums	—	—	—	—	—	—
Realized gain(loss)	—	—	—	—	—	—
Change in unrealized appreciation(depreciation)	(363,000)	—	—	—	2	—
Net purchases(sales)	—	—	—	—	19	—
Transfers in and/or out of Level 3	—	—	—	—	—	—

Balance as of 4/30/09	$664,000	$—	$0	$—	$21	$—

	International Diversified Equities Portfolio		Foreign Value Portfolio
	Investments	Other Financial	Investments	Other Financial
	in Securities	Instruments*	in Securities	Instruments*
Balance as of 01/31/09	$3,369	$—	$—	$—
Accured discounts/premiums	—	—	—	—
Realized gain(loss)	(26,711)	—	125,340	—
Change in unrealized appreciation(depreciation)	42,718	—	—	—
Net purchases(sales)	60,926	—	410,378	—
Transfers in and/or out of Level 3	3,889	—	—	—

Balance as of 4/30/09	$84,191	$—	$535,718	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, swap and written option contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

Note 2. Repurchase Agreements:
As of April 30, 2009, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage
Portfolio	Interest	Principal Amount
High Yield Bond	5.34%	$7,840,000
“Dogs” of Wall Street	0.24	353,000
Blue Chip Growth	0.59	866,000
Aggressive Growth	0.43	630,000
As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:
State Street Bank & Trust Co., dated April 30, 2009, bearing interest at a rate of 0.01% per annum, with a principal amount of $146,697,000 a repurchase price of $146,697,041 and a maturity date of May 1, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bills	3.13%	12/31/09	$105,505,000	$108,670,150
U.S. Treasury Bills	3.25	08/31/13	38,715,000	40,964,342
Note 3. Transactions with Affiliates: As disclosed in the Portfolio of Investments, certain Portfolios own common stock issued by American International Group, Inc. (“AIG”) or other affiliates of SunAmerica Asset Management Corp. (“Adviser”). During the three months ended April 30, 2009, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and other affiliates of the Adviser as follows:

			Market Value				Change in
			at January 31,	Cost of	Proceeds of	Realized	Unrealized	Market Value
Portfolio	Security	Income	2009	Purchases	Sales	Gain/(Loss)	Gain(Loss)	at April 30, 2009
Equity Index	AIG	$—	$7,388	$—	$—	$—	$577	$7,965
Note 4. Federal Income Taxes: The amount of aggregate unrealized gain (loss) and the cost of investment securities for Federal Income tax purposes, including short-term securities and repurchase agreement, were as follows:

	Aggregate	Aggregate	Unrealized
	Unrealized	Unrealized	Gain/(Loss)	Cost of
Portfolio	Gain	Loss	Net	Investments

Cash Management	$22,512	$(5,736,975)	$(5,714,463)	$722,082,703
Corporate Bond	17,943,656	(106,780,772)	(88,837,116)	882,206,126
Global Bond	10,074,744	(18,152,406)	(8,077,662)	235,793,068
High-Yield Bond	3,784,176	(67,990,238)	(64,206,062)	283,954,771
Total Return Bond	6,245,446	(11,168,648)	(4,923,202)	420,315,710
Balanced	4,463,551	(13,527,558)	(9,064,007)	126,323,492
MFS Total Return	12,804,789	(104,192,455)	(91,387,666)	797,592,677
Telecom Utility	761,380	(12,877,628)	(12,116,248)	44,224,022
Equity Index	2,473,594	(9,392,981)	(6,919,387)	22,872,598
Growth-Income	15,816,214	(36,341,752)	(20,525,538)	236,135,698
Equity Opportunities	5,533,210	(30,721,323)	(25,188,113)	118,351,659
Davis Venture Value	201,368,312	(230,273,887)	(28,905,575)	1,218,154,535
“Dogs” of Wall Street	1,730,312	(11,250,746)	(9,520,434)	50,127,530
Alliance Growth	11,114,062	(60,409,891)	(49,295,829)	456,484,202
Capital Growth	1,217,524	(11,652,009)	(10,434,485)	67,666,763
MFS Massachusetts Investors Trust	4,186,413	(33,005,839)	(28,819,426)	187,280,143
Fundamental Growth	5,141,406	(18,964,941)	(13,823,535)	148,003,079
Blue Chip Growth	988,391	(5,443,177)	(4,454,786)	31,924,167
Real Estate	6,416,349	(66,728,337)	(60,311,988)	239,449,819
Small Company Value	3,806,003	(37,247,095)	(33,441,092)	134,573,569
Mid-Cap Growth	6,490,391	(25,661,991)	(19,171,600)	143,983,509
Aggressive Growth	3,850,089	(1,172,683)	2,677,406	49,260,586
Growth Opportunities	5,195,053	(3,827,890)	1,367,163	73,156,149
Marsico Focused Growth	4,939,518	(7,724,958)	(2,785,440)	69,866,397
Technology	558,536	(815,498)	(256,962)	28,822,817
Small & Mid Cap Value	23,532,691	(100,757,081)	(77,224,390)	399,572,604
International Growth and Income	12,956,725	(52,182,821)	(39,226,096)	350,140,447
Global Equities	2,610,386	(20,318,717)	(17,708,331)	111,224,290
International Diversified Equities	11,901,646	(83,978,167)	(72,076,521)	347,886,064
Emerging Markets	13,908,810	(24,068,881)	(10,160,071)	205,066,536
Foreign Value	23,382,106	(96,755,611)	(73,373,505)	410,593,840
Note 5. New Accounting Pronouncements: In March 2009, FASB issued FASB Statement No. 161 (“FAS 161”), “Disclosures about Derivative Instruments and Hedging Activities.” The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effects on an entity’s financial reporting. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. All required changes to accounting policies have been made in accordance with the new rule.
On September 12, 2008, FASB issued FASB Staff Position No. FAS 133-1 and FIN-45 “Disclosures about Credit Derivatives and Certain Guarantees: an Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”). The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (1) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative (as of the date of the statement of financial position)” and (iv) the nature of any recourse provisions and assets held either as collateral by third parties. The amendments to FIN-45 require additional disclosure about the current status of the payment/performance risk of a guarantee. All required changes to accounting policies have been made in accordance with the Position.
The disclosure below includes additional information as a result of implementing FAS 161 and FAS 133:
Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. Forward contracts are reported on a schedule following the Portfolio of Investments. As of April 30, 2009, the following Portfolios had open forward contracts: Global Bond Portfolio, Total Return Bond Portfolio, Telecom Utility Portfolio, International Growth and Income Portfolio and International Diversified Portfolio.
A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks to the Portfolios of entering into forward contracts include credit risk and market risk. Credit risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
Futures Contracts. Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. Futures contracts are reported on a schedule following the Portfolio of Investments. As of April 30, 2009, the following Portfolios had open futures contracts: Corporate Bond Portfolio, Global Bond Portfolio, Total Return Bond Portfolio, Balanced Portfolio, Equity Index Portfolio and International Diversified Portfolio.
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is based on a single stock. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.
A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts may be conducted through regulated exchanges that minimize counter-party credit risks or they may be unlisted, or traded over-the-counter.
The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies).
Options. Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. Option contracts are reported on a schedule following the Portfolio of Investments. As of April 30, 2009, the Total Return Bond Portfolio had open option contracts.
An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (“OTC”) market.
Risks to the Portfolios of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
Swap Contracts: Certain Portfolios have entered into credit default, interest rate, equity and/or total return swap contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Any change, in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).
Credit Default Swap Agreements: Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns or speculation. Credit default swaps are reported on a schedule following the Portfolio of Investments. As of April 30, 2009, the Total Return Bond Portfolio had open credit default swaps.
Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.
If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection.
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Credit default swaps on corporate issues or sovereign issues of an emerging country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of April 30, 2009 for which a Portfolio is the seller of protection, if any, are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
Equity Swap Agreements: Certain Portfolios may enter into equity swap agreements (“equity swaps”) for various purposes, including to hedge exposure to market risk or to gain exposure to a security or market index. Equity swaps are reported on a schedule following the Portfolio of Investments. As of April 30, 2009, the Emerging Markets Portfolio had open equity swaps.
Equity swaps, a type of total return swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.
Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
Interest Rate Swap Agreements: Certain Portfolios may enter into interest rate swap agreements (“interest rate swaps”) for various purposes, including managing exposure to fluctuations in interest rates or for speculation. Interest rate swaps are reported on a schedule following the Portfolio of Investments. As of April 30, 2009, the Global Bond Portfolio and Total Return Bond Portfolio had open interest rate swaps.
Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. Portfolios will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
Risks of Entering into Swap Agreements: Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.
Note 6. Unfunded Loan Commitments: At April 30, 2009 the High Yield Bond Portfolio had the following unfunded loan commitment which could be extended at the option of the borrower:

Name	Type	Maturity Date	Amount
Texas Competitive Electric Holdings Co. LLC	BTL-B3	10/10/14	$500,000
ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.
a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3 (c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust
By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 26, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 26, 2009

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: June 26, 2009